UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – October 31, 2011

Item 1: Reports to Shareholders

Annual Report | October 31, 2011

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Emerging Markets Stock Index Fund

> For the fiscal year ended October 31, 2011, returns for Vanguard International

Stock Index Funds ranged from about –9% for the Emerging Markets Stock

Index Fund to about –3% for the Pacific Stock Index Fund.

> Beset by worries about questionable debts and a possible recession, the financial and materials arenas were among the worst-performing sectors in all three funds.

> For the decade ended October 31, the average annual returns of the funds closely tracked those of their benchmarks.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	11
Pacific Stock Index Fund.	33
Emerging Markets Stock Index Fund.	54
Your Fund’s After-Tax Returns.	81
About Your Fund’s Expenses.	82
Glossary.	85

European Stock Index Fund
Pacific Stock Index Fund
Emerging Markets Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2011

Total
Returns
Vanguard European Stock Index Fund
Investor Shares	-6.35%
Admiral™ Shares	-6.22
Signal® Shares	-6.24
Institutional Shares	-6.19
MSCI Europe ETF Shares
Market Price	-6.39
Net Asset Value	-6.22
MSCI Europe Index	-5.24
European Region Funds Average	-7.17
European Region Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pacific Stock Index Fund
Investor Shares	-3.45%
Admiral™ Shares	-3.33
Signal® Shares	-3.31
Institutional Shares	-3.29
MSCI Pacific ETF Shares
Market Price	-3.32
Net Asset Value	-3.34
MSCI Pacific Index	-1.54
Japan/Pacific Region Funds Average	-3.47
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares,
Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2;
7,337,138; 7,720,749; 7,925,573.

1

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2011

Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	-9.20%
Admiral™ Shares	-9.09
Signal® Shares	-9.07
Institutional Shares	-9.00
Institutional Plus Shares (Inception: 12/15/2010)	-9.95
MSCI Emerging Markets ETF Shares
Market Price	-9.88
Net Asset Value	-9.09
MSCI Emerging Markets Index	-7.72
Emerging Markets Funds Average	-11.29
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

October 31, 2010 , Through October 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$27.15	$24.48	$1.007	$0.000
Admiral Shares	63.75	57.09	2.862	0.000
Signal Shares	24.68	22.09	1.115	0.000
Institutional Shares	27.20	24.36	1.228	0.000
MSCI Europe ETF Shares	51.00	45.66	2.306	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$10.40	$9.74	$0.330	$0.000
Admiral Shares	68.06	63.28	2.751	0.000
Signal Shares	23.64	21.98	0.961	0.000
Institutional Shares	10.42	9.69	0.424	0.000
MSCI Pacific ETF Shares	55.06	51.18	2.243	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$29.49	$26.39	$0.434	$0.000
Admiral Shares	38.82	34.71	0.653	0.000
Signal Shares	37.34	33.38	0.644	0.000
Institutional Shares	29.55	26.42	0.528	0.000
Institutional Plus Shares	99.35	87.90	1.754	0.000
(Inception: 12/15/2010)
MSCI Emerging Markets ETF Shares	46.70	41.73	0.815	0.000

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Chairman’s Letter

Dear Shareholder,

Despite political turmoil, sovereign-debt concerns, and natural disasters, international markets produced solid results during the first half of the fiscal year ended October 31, 2011. However, things changed dramatically in the second half, as Europe’s ongoing debt struggles intensified and international stocks retreated. Signs of slowing growth in emerging markets, especially China, also raised concerns among investors.

Vanguard’s international stock index funds posted negative returns for the full 12 months. After posting strong gains in the previous two fiscal years, the Emerging Markets Stock Index Fund suffered the biggest drop, returning about –9%. The Pacific Stock Index Fund had the mildest decline, returning about –3%. The European Stock Index Fund fell in between, returning about –6%.

Stocks in the financial and materials sectors were among the worst performers, while in many markets, energy and consumer staples were among the better performers.

All three funds closely tracked their benchmark indexes. However, because of temporary price differences arising from fair-value pricing policies, the funds’ returns on the final day of the period diverged a bit more from those of their benchmarks, which are not adjusted for fair value. (For more information about fair-value pricing, please see the text box on page 8.)

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On another matter, on December 15, 2010, Vanguard began offering Institutional Plus Shares for the Emerging Markets Stock Index Fund, with a minimum initial investment of $100 million.

Note: If you own one or more of the funds in a taxable account, you may wish to review the section on after-tax returns that appears later in this report.

International markets were rocked by Europe’s debt crisis

By now, the sources of volatility in the global stock market are familiar: sovereign-debt dramas in Europe, policymaking strife in the United States, and an economic expansion that has failed to gather enough momentum to bring down high levels of unemployment.

International markets were hit hard during the period, growing more volatile during the last few months as the European debt crisis intensified. Stock prices retreated in many European countries as investors grew anxious that Greece’s debt issues had spread to other parts of the region. Prices also fell in the Pacific region’s developed economies and emerging markets, where growth has moderated. International stock markets returned a combined –4.66% for the period.

While U.S. stocks fared much better than their international counterparts, gains were shadowed by anxiety during the volatile period. This turbulence was so pronounced, in fact, that a one-month change in the start date would have yielded a very different perspective on

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	12.22%	0.54%
Russell 2000 Index (Small-caps)	6.71	12.87	0.68
Dow Jones U.S. Total Stock Market Index	7.67	12.58	0.90
MSCI All Country World Index ex USA (International)	-4.66	12.92	-0.37

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.00%	8.87%	6.41%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	3.78	8.31	4.80
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.15	1.53

CPI
Consumer Price Index	3.53%	1.49%	2.33%

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performance. For the 12 months through October 31, the broad U.S. stock market returned 7.67%. For the 12 months ended September 30, however, the return was a mere 0.31%.

Unsteady yields reflected fast-changing sentiment

Bonds produced strong returns, though as in the stock market, investor sentiment was volatile. The yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, began the 12 months at 2.61%, drifted higher as the economic expansion seemed to gather steam, then fluttered lower to close the period at 2.17%. The decline in Treasury yields (and rise in prices) was driven by Europe’s sovereign-debt dramas, underwhelming economic reports, and a flight to safety that was prompted, paradoxically, by a rating agency’s decision to downgrade the U.S. government debt. Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.

Taxable investment-grade bonds returned 5.00% for the full 12 months. It’s important to note, of course, that as yields decline, the opportunity for similarly strong returns diminishes. The broad municipal market returned 3.78%. The returns on money market instruments hovered near 0%, consistent with the Federal Reserve Board’s target for short-term interest rates.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
European Stock Index Fund	0.26%	0.14%	0.14%	0.10%	—	0.14%	1.43%
Pacific Stock Index Fund	0.26	0.14	0.14	0.10	—	0.14	1.61
Emerging Markets Stock Index
Fund	0.35	0.22	0.22	0.15	0.12%	0.22	1.68

The fund expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the funds’ expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for MSCI Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for MSCI Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.20% for Admiral Shares, 0.20% for Signal Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares (annualized since inception), and 0.20% for MSCI Emerging Markets ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the Emerging Markets Stock Index Fund, Emerging Markets Funds.

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Declines occurred worldwide, with few markets avoiding losses

The three Vanguard international stock index funds included in this report offer broad exposure to equities in nearly all of the developed and emerging markets outside the United States. As noted earlier, stocks suffered declines in most of the countries represented in the funds for the 12-month period. In contrast to the U.S. market’s advance during the period, more than four markets fell for every one that rose in the almost 50 international markets represented in the three funds.

In the European Stock Index Fund, which returned –6.35% for Investor Shares, the Eurozone’s debt crisis was at the forefront of investors’ minds. Concerns over Greece’s struggles to pay down its debts affected other countries in the region, including France, Germany, Italy, and Spain. Financial stocks in many of these countries were among the hardest hit during the second half of the period. In some ways, the mood was reminiscent of the financial crisis of 2008, with investors anxious about what might be lurking on the balance sheets of major financial institutions.

Only a handful of countries in Europe managed to rise above the ongoing sovereign-debt drama. The United Kingdom (the region’s largest market), Norway, and Ireland each posted modest

Total Returns
Ten Years Ended October 31, 2011
Average
Annual Return
European Stock Index Fund Investor Shares	5.65%
MSCI Europe Index	5.68
European Region Funds Average	5.42
European Region Funds Average: Derived from data provided by Lipper Inc.
Pacific Stock Index Fund Investor Shares	5.57%
MSCI Pacific Index	5.90
Japan/Pacific Region Funds Average	3.60
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.
Emerging Markets Stock Index Fund Investor Shares	16.01%
Spliced Emerging Markets Index	16.58
Emerging Markets Funds Average	15.02
Spliced Emerging Markets Index: Select Emerging Markets Index, administered exclusively for Vanguard by MSCI, through August 23, 2006;
MSCI Emerging Markets Index thereafter.
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

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gains for the period. Though the United Kingdom is struggling to keep its economy growing, the fact that it maintains its own currency has protected it a bit from the Eurozone downdraft. And the Irish economy, having swallowed the bitter medicine of austerity in an effort to regain investor confidence, has exhibited early signs of regaining the competiveness that made it a star performer in Europe for much of the past decade.

Pacific stock losses were tempered by local currency gains

Stocks in the Pacific Stock Index Fund suffered milder losses than those elsewhere, as the fund returned –3.45% for Investor Shares. In the two dominant mature markets along the Pacific Rim, Japan and Australia, returns were negative in each nation’s local currency. However, in both cases the U.S. dollar’s decline against the local currency tempered losses for U.S. investors. (When foreign currencies rise in value relative to the U.S. dollar, that bolsters returns received here in the United States.)

Japanese stocks, which make up more than 60% of the fund’s portfolio, struggled as that country continued to grapple with anemic economic growth and the aftermath of the tragic earthquake in March. The Australian economy has done better than most in recent years, but worries about a slowdown in global demand for Australian

Investment insight

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m.,
Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

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commodity exports helped to put a brake on the Australian market’s recent advance. Australian stocks constitute about a quarter of the Pacific Stock Index Fund’s assets.

For emerging markets, a sharp setback

Emerging market stocks, which have delivered outsized returns in recent years, suffered the steepest losses for the period. Some of the biggest markets in the Emerging Markets Stock Index Fund, including China, Brazil, and India, contributed the most to the fund’s negative return of –9.20% for Investor Shares, as investors grew concerned that those countries’ rapid economic expansions were losing steam. South Korean, Indonesian, and Malaysian stocks, which together account for about one-fifth of fund assets, were the most notable positive contributors to returns.

From a sector perspective, consumer staples—a traditional refuge when market volatility spikes—was generally the consistent winner for all three funds. Energy stocks also did well in most markets.

However, those gains were more than offset by losses in the financial sector, as investors worried about large banks’ exposure to sovereign debt of over-indebted governments once thought to be safe havens. Materials also stepped backward as prices for most industrial metals deteriorated after peaking earlier in the year.

International stocks have produced respectable long-term results

Despite disappointing returns for the most recent fiscal year, international stocks’ long-term performance has been solid. For the ten years ended October 31, 2011, all three Vanguard International Stock Index Funds were able to meet their primary objective of closely tracking their target indexes. All three also outpaced the average return from competing mutual funds. Credit goes to the skills of the funds’ advisor, Vanguard Quantitative Equity Group. The funds’ very low expenses also mean that you retain a larger share of your fund’s returns.

Over the past decade, the Investor Shares of the European and Pacific Stock Index Funds each posted an average annual return that exceeded that of the broad U.S. stock market (about 5%). This is a respectable performance, given the geopolitical and economic turbulence that the global marketplace has endured during the past decade.

The Emerging Markets Stock Index Fund logged a much higher average annual return over the 10-year period, about 16%. Rapid growth in many of these markets, including China, India, and Brazil, has clearly helped their stocks. However, and as always, we urge investors to keep reasonable expectations for future returns. Emerging markets stocks have exhibited higher volatility compared to developed markets, and no one knows whether

9

strong growth in these developing nations will continue uninterrupted. Moreover, even if it does, that doesn’t necessarily mean that these countries’ stock markets will outperform more mature markets in the future. The prices of emerging market stocks could already fully reflect an optimistic outlook, leaving them vulnerable to disappointments down the road.

International stocks can help to diversify your equity portfolio

The recent spike in volatility has, without a doubt, been frustrating to investors in the international markets. But it’s important to remember that while international equities may have disappointed in the past year, it wasn’t long ago that they were outperforming domestic stocks.

Since domestic and international markets don’t necessarily move in lockstep with each other, Vanguard believes it’s wise to have exposure to both. During difficult times in the U.S. market, international stocks may provide some buffering against potential losses, and vice versa.

Of course, there are times when both domestic and international stocks will decline, which is why it’s important to hold other asset classes as well. Vanguard believes that a well-balanced portfolio should include a mix of domestic and international stock funds, bond funds, and money market funds appropriate for your long-term goals, investment horizon, and tolerance for risk.

With their diversified portfolios and low costs, Vanguard’s International Stock Index Funds can play an important role in such a well-balanced investment program.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 16, 2011

10

European Stock Index Fund

Fund Profile
As of October 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	MSCI Europe
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VEURX	VEUSX	VESSX	VESIX	VGK
Expense Ratio[1]	0.26%	0.14%	0.14%	0.10%	0.14%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index ex USA
Number of Stocks	472	462	1,861
Median Market Cap	$48.2B	$48.2B	$27.3B
Price/Earnings Ratio	11.0x	11.0x	11.6x
Price/Book Ratio	1.4x	1.4x	1.4x
Return on Equity	20.2%	20.1%	17.8%
Earnings Growth Rate	-0.1%	-0.2%	2.5%
Dividend Yield	4.0%	4.0%	3.4%
Turnover Rate	6%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Consumer
Discretionary	8.4%	8.4%	9.1%
Consumer Staples	13.7	13.7	9.6
Energy	12.1	12.0	11.5
Financials	18.8	18.9	23.5
Health Care	11.3	11.3	6.7
Industrials	10.5	10.5	10.4
Information
Technology	3.1	3.1	6.4
Materials	9.8	9.8	12.3
Telecommunication
Services	7.2	7.2	6.4
Utilities	5.1	5.1	4.1

Volatility Measures
		MSCI AC
	MSCI Europe	World Index
	Index	ex USA
R-Squared	0.99	0.97
Beta	1.05	1.16
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil &
	Gas	3.5%
Nestle SA	Packaged Foods &
	Meats	3.1
HSBC Holdings plc	Diversified Banks	2.4
Vodafone Group plc	Wireless
	Telecommunication
	Services	2.2
BP plc	Integrated Oil &
	Gas	2.1
Novartis AG	Pharmaceuticals	2.0
GlaxoSmithKline plc	Pharmaceuticals	1.8
Roche Holding AG	Pharmaceuticals	1.8
Total SA	Integrated Oil &
	Gas	1.7
Unilever NV	Packaged Foods &
	Meats	1.4
Top Ten		22.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for MSCI Europe ETF Shares.

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European Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Europe
United Kingdom	35.1%	33.5%	14.8%
France	14.5	15.7	7.0
Switzerland	13.0	12.8	5.6
Germany	12.7	12.4	5.5
Spain	5.3	5.6	2.5
Sweden	4.6	4.7	2.1
Netherlands	3.9	3.6	1.6
Italy	3.7	4.1	1.8
Denmark	1.5	1.7	0.8
Norway	1.5	1.6	0.7
Finland	1.4	1.4	0.6
Belgium	1.4	1.4	0.6
Other	1.4	1.5	0.7
Subtotal	100.0%	100.0%	44.3%
Pacific	0.0%	0.0%	23.4%
Emerging Markets	0.0%	0.0%	24.8%
North America	0.0%	0.0%	7.0%
Middle East	0.0%	0.0%	0.5%

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European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns
		Periods Ended October 31, 2011
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	European Stock Index Fund Investor
	Shares	-6.35%	-2.81%	5.65%	$17,318
••••••••	MSCI All Country World Index ex USA	-4.25	0.08	8.05	21,698
– – – –	MSCI Europe Index	-5.24	-2.74	5.68	17,375
	European Region Funds Average	-7.17	-3.28	5.42	16,952
European Region Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Admiral
Shares	-6.22%	-2.71%	5.75%	$17,491
MSCI All Country World Index ex
USA	-4.25	0.08	8.05	21,698
MSCI Europe Index	-5.24	-2.74	5.68	17,375

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF
Shares.
See Financial Highlights for dividend and capital gains information.

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European Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2011
			Since	Final Value
	One	Five	Inception	of a $1,000,000
	Year	Years	(10/6/2006)	Investment
European Stock Index Fund Signal
Shares	-6.24%	-2.71%	-1.99%	$903,320
MSCI All Country World Index ex
USA	-4.25	0.08	0.69	1,035,672
MSCI Europe Index	-5.24	-2.74	-1.99	903,294
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund Institutional
Shares	-6.19%	-2.66%	5.80%	$8,788,631
MSCI All Country World Index ex USA	-4.25	0.08	8.05	10,849,075
MSCI Europe Index	-5.24	-2.74	5.68	8,687,611

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
MSCI Europe ETF Shares
Net Asset Value	-6.22%	-2.71%	2.05%	$11,451
MSCI All Country World Index ex USA	-4.25	0.08	4.47	13,380
MSCI Europe Index	-5.24	-2.74	2.02	11,421
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2011
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
MSCI Europe ETF Shares
Market Price	-6.39%	-13.11%	14.49%
MSCI Europe ETF Shares
Net Asset Value	-6.22	-12.82	14.51
MSCI Europe Index	-5.24	-12.96	14.21
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF
Shares.

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European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2001, Through October 31, 2011

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	-12.39%	-4.16%	4.79%
Admiral Shares	8/13/2001	-12.31	-4.06	4.89
Signal Shares	10/6/2006	-12.31	—	-4.21[1]
Institutional Shares	5/15/2000	-12.27	-4.03	4.94
MSCI Europe ETF Shares	3/4/2005
Market Price		-12.60	-4.32	0.27[1]
Net Asset Value		-12.31	-4.06	0.35[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF
Shares.

15

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		26,652	0.4%

Belgium
Anheuser-Busch InBev NV	846,422	46,939	0.7%
Belgium—Other †		50,592	0.7%
		97,531	1.4%
Denmark
Novo Nordisk A/S Class B	448,486	47,614	0.7%
Denmark—Other †		55,983	0.8%
		103,597	1.5%

Finland †		98,637	1.4%

France
Total SA	2,238,935	116,821	1.7%
Sanofi	1,176,068	84,135	1.2%
BNP Paribas SA	1,011,569	45,172	0.7%
LVMH Moet Hennessy Louis Vuitton SA	267,191	44,285	0.7%
Danone	615,678	42,681	0.6%
Air Liquide SA	298,877	38,590	0.6%
GDF Suez	1,305,960	36,792	0.5%
France—Other †		577,331	8.4%
		985,807	14.4%
Germany
Siemens AG	868,130	90,998	1.3%
BASF SE	968,872	70,724	1.0%
SAP AG	970,793	58,702	0.9%
Bayer AG	872,589	55,594	0.8%
Allianz SE	479,000	53,295	0.8%
E.ON AG	1,900,300	45,826	0.7%
Daimler AG	878,829	44,635	0.6%
Deutsche Bank AG	980,370	40,537	0.6%

16

European Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Deutsche Telekom AG	2,960,425	37,610	0.5%
Germany—Other †		367,600	5.4%
		865,521	12.6%

Greece †		13,586	0.2%

Ireland †		28,716	0.4%

Italy
ENI SPA	2,536,663	56,070	0.8%
Italy—Other †		199,014	2.9%
		255,084	3.7%
Netherlands
Unilever NV	1,719,248	59,355	0.9%
Netherlands—Other †		204,700	3.0%
		264,055	3.9%

Norway †		100,125	1.5%

Portugal †		25,233	0.4%

Spain
Telefonica SA	4,341,292	92,260	1.3%
Banco Santander SA	8,901,893	75,344	1.1%
Banco Bilbao Vizcaya Argentaria SA	4,558,687	41,028	0.6%
Telefonica SA ADR	8,512	182	0.0%
Spain—Other †		154,991	2.3%
		363,805	5.3%

Sweden †		318,866	4.7%

Switzerland
Nestle SA	3,655,165	211,406	3.1%
Novartis AG	2,462,065	138,701	2.0%
Roche Holding AG	741,281	121,622	1.8%
* UBS AG	3,840,803	48,541	0.7%
ABB Ltd.	2,311,988	43,524	0.7%
1 Switzerland—Other †		329,206	4.8%
		893,000	13.1%
United Kingdom
HSBC Holdings plc	18,793,862	163,985	2.4%
Vodafone Group plc	52,362,052	145,395	2.1%
BP plc	19,264,977	141,770	2.1%
GlaxoSmithKline plc	5,443,605	122,169	1.8%
Royal Dutch Shell plc Class B	2,843,241	102,012	1.5%
British American Tobacco plc	2,097,446	96,170	1.4%
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,410,545	85,477	1.2%
Rio Tinto plc	1,504,263	81,380	1.2%
BG Group plc	3,576,548	77,555	1.1%
BHP Billiton plc	2,256,562	71,059	1.0%
AstraZeneca plc	1,454,769	69,843	1.0%
Standard Chartered plc	2,508,337	58,531	0.9%
Tesco plc	8,487,044	54,720	0.8%
Diageo plc	2,641,768	54,674	0.8%
Anglo American plc	1,395,163	51,148	0.7%

17

European Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Royal Dutch Shell plc Class A		1,381,441	48,938	0.7%
Unilever plc		1,354,008	45,387	0.7%
Imperial Tobacco Group plc		1,074,566	39,144	0.6%
Barclays plc		12,235,345	37,929	0.6%
National Grid plc		3,701,866	36,805	0.5%
SABMiller plc		1,003,623	36,553	0.5%
Xstrata plc		2,188,930	36,461	0.5%
Vodafone Group plc ADR		172,854	4,812	0.1%
BP plc ADR		107,228	4,737	0.1%
United Kingdom—Other †			723,609	10.6%
			2,390,263	34.9%
Total Common Stocks (Cost $10,024,716)			6,830,478	99.8%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.128%	49,244,178	49,244	0.7%

5U.S. Government and Agency Obligations †			3,800	0.1%
Total Temporary Cash Investments (Cost $53,044)			53,044	0.8%[2]
[6]Total Investments (Cost $10,077,760)			6,883,522	100.6%
Other Assets and Liabilities
Other Assets			17,695	0.2%
Liabilities[4]			(56,899)	(0.8%)
			(39,204)	(0.6%)
Net Assets			6,844,318	100.0%

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	12,121,817
Undistributed Net Investment Income	231,660
Accumulated Net Realized Losses	(2,319,565)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,194,238)
Futures Contracts	3,651
Forward Currency Contracts	528
Foreign Currencies	465
Net Assets	6,844,318

Investor Shares—Net Assets
Applicable to 34,766,691 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	851,084
Net Asset Value Per Share—Investor Shares	$24.48

18

European Stock Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 44,325,935 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,530,627
Net Asset Value Per Share—Admiral Shares	$57.09

Signal Shares—Net Assets
Applicable to 10,256,400 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	226,559
Net Asset Value Per Share—Signal Shares	$22.09

Institutional Shares—Net Assets
Applicable to 24,884,050 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	606,086
Net Asset Value Per Share—Institutional Shares	$24.36

ETF Shares—Net Assets
Applicable to 57,599,092 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,629,962
Net Asset Value Per Share—ETF Shares	$45.66

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of this security represented 0.2% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 0.4%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $24,999,000 of collateral received for securities on loan.
5 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $22,458,000.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Dividends[1]	277,299
Interest[2]	90
Security Lending	10,950
Total Income	288,339
Expenses
The Vanguard Group—Note B
Investment Advisory Services	649
Management and Administrative—Investor Shares	1,824
Management and Administrative—Admiral Shares	2,912
Management and Administrative—Signal Shares	246
Management and Administrative—Institutional Shares	263
Management and Administrative—ETF Shares	2,655
Marketing and Distribution—Investor Shares	665
Marketing and Distribution—Admiral Shares	437
Marketing and Distribution—Signal Shares	74
Marketing and Distribution—Institutional Shares	237
Marketing and Distribution—ETF Shares	914
Custodian Fees	789
Auditing Fees	41
Shareholders’ Reports—Investor Shares	34
Shareholders’ Reports—Admiral Shares	21
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—ETF Shares	78
Trustees’ Fees and Expenses	10
Total Expenses	11,857
Net Investment Income	276,482
Realized Net Gain (Loss)
Investment Securities Sold	(264,976)
Futures Contracts	(7,214)
Foreign Currencies and Forward Currency Contracts	1,592
Realized Net Gain (Loss)	(270,598)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(533,511)
Futures Contracts	2,818
Foreign Currencies and Forward Currency Contracts	(2,914)
Change in Unrealized Appreciation (Depreciation)	(533,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	(527,723)
1 Dividends are net of foreign withholding taxes of $16,579,000.
2 Interest income from an affiliated company of the fund was $79,000.
See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	276,482	355,561
Realized Net Gain (Loss)	(270,598)	(188,112)
Change in Unrealized Appreciation (Depreciation)	(533,607)	955,785
Net Increase (Decrease) in Net Assets Resulting from Operations	(527,723)	1,123,234
Distributions
Net Investment Income
Investor Shares	(39,214)	(233,922)
Admiral Shares	(127,944)	(66,666)
Signal Shares	(11,677)	(9,876)
Institutional Shares	(24,552)	(34,019)
ETF Shares	(130,385)	(99,626)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(333,772)	(444,109)
Capital Share Transactions
Investor Shares	(931,336)	(4,250,540)
Admiral Shares	739,377	300,622
Signal Shares	(11,702)	12,318
Institutional Shares	(695,500)	406,075
ETF Shares	155,154	250,974
Net Increase (Decrease) from Capital Share Transactions	(744,007)	(3,280,551)
Total Increase (Decrease)	(1,605,502)	(2,601,426)
Net Assets
Beginning of Period	8,449,820	11,051,246
End of Period[1]	6,844,318	8,449,820
1 Net Assets—End of Period includes undistributed net investment income of $231,660,000 and $289,637,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$27.15	$25.77	$21.99	$43.43	$34.67
Investment Operations
Net Investment Income	.882[1]	.768[1]	1.008	1.372[1]	1.298[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.545)	1.594	4.269	(21.597)	8.386
Total from Investment Operations	(1.663)	2.362	5.277	(20.225)	9.684
Distributions
Dividends from Net Investment Income	(1.007)	(.982)	(1.497)	(1.215)	(.924)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.007)	(.982)	(1.497)	(1.215)	(.924)
Net Asset Value, End of Period	$24.48	$27.15	$25.77	$21.99	$43.43

Total Return[2]	-6.35%	9.35%	26.25%	-47.80%	28.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$851	$1,884	$5,789	$10,534	$26,188
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.27%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	3.46%	2.98%	3.80%	3.82%	3.35%
Portfolio Turnover Rate[3]	6%	11%	18%	15%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$63.75	$60.51	$51.71	$102.09	$81.50
Investment Operations
Net Investment Income	2.222[1]	1.758[1]	2.448	3.177[1]	3.140[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(6.020)	3.864	9.968	(50.618)	19.692
Total from Investment Operations	(3.798)	5.622	12.416	(47.441)	22.832
Distributions
Dividends from Net Investment Income	(2.862)	(2.382)	(3.616)	(2.939)	(2.242)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.862)	(2.382)	(3.616)	(2.939)	(2.242)
Net Asset Value, End of Period	$57.09	$63.75	$60.51	$51.71	$102.09

Total Return[2]	-6.22%	9.49%	26.33%	-47.74%	28.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,531	$2,087	$1,700	$1,472	$2,955
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.58%	3.10%	3.91%	3.92%	3.45%
Portfolio Turnover Rate[3]	6%	11%	18%	15%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$24.68	$23.42	$20.01	$39.50	$31.51
Investment Operations
Net Investment Income	.852[1]	.686[1]	.947	1.255[1]	1.151[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.327)	1.497	3.860	(19.616)	7.681
Total from Investment Operations	(1.475)	2.183	4.807	(18.361)	8.832
Distributions
Dividends from Net Investment Income	(1.115)	(.923)	(1.397)	(1.129)	(.842)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.115)	(.923)	(1.397)	(1.129)	(.842)
Net Asset Value, End of Period	$22.09	$24.68	$23.42	$20.01	$39.50

Total Return[2]	-6.24%	9.52%	26.34%	-47.74%	28.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$227	$272	$245	$223	$502
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.58%	3.10%	3.91%	3.92%	3.45%
Portfolio Turnover Rate[3]	6%	11%	18%	15%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$27.20	$25.80	$22.04	$43.51	$34.74
Investment Operations
Net Investment Income	.898[1]	.764[1]	1.036	1.315[1]	1.350[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.510)	1.644	4.277	(21.524)	8.390
Total from Investment Operations	(1.612)	2.408	5.313	(20.209)	9.740
Distributions
Dividends from Net Investment Income	(1.228)	(1.008)	(1.553)	(1.261)	(.970)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.228)	(1.008)	(1.553)	(1.261)	(.970)
Net Asset Value, End of Period	$24.36	$27.20	$25.80	$22.04	$43.51

Total Return[2]	-6.19%	9.53%	26.45%	-47.72%	28.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$606	$1,349	$853	$3,316	$5,263
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.62%	3.14%	3.95%	3.95%	3.48%
Portfolio Turnover Rate[3]	6%	11%	18%	15%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

European Stock Index Fund

Financial Highlights

MSCI Europe ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$51.00	$48.41	$41.37	$81.66	$65.21
Investment Operations
Net Investment Income	1.826[1]	1.420[1]	1.964	2.530[1]	2.576[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(4.860)	3.082	7.977	(40.464)	15.683
Total from Investment Operations	(3.034)	4.502	9.941	(37.934)	18.259
Distributions
Dividends from Net Investment Income	(2.306)	(1.912)	(2.901)	(2.356)	(1.809)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.306)	(1.912)	(2.901)	(2.356)	(1.809)
Net Asset Value, End of Period	$45.66	$51.00	$48.41	$41.37	$81.66

Total Return	-6.22%	9.48%	26.33%	-47.73%	28.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,630	$2,858	$2,464	$1,754	$3,148
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.58%	3.10%	3.91%	3.93%	3.45%
Portfolio Turnover Rate[2]	6%	11%	18%	15%	9%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through October 31, 2011. ETF Shares, known as Vanguard MSCI Europe ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund

27

European Stock Index Fund

may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

28

European Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $1,061,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,083	6,812,395	—
Temporary Cash Investments	49,244	3,800	—
Futures Contracts—Liabilities[1]	(765)	—	—
Forward Currency Contracts—Assets	—	528	—
Total	66,562	6,816,723	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2010	756
Change in Unrealized Appreciation (Depreciation)	(756)
Balance as of October 31, 2011	—

29

European Stock Index Fund

D. At October 31, 2011, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	528	528
Liabilities	(765)	—	(765)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2011, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(7,214)	—	(7,214)
Forward Currency Contracts	—	2,832	2,832
Realized Net Gain (Loss) on Derivatives	(7,214)	2,832	(4,382)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,818	—	2,818
Forward Currency Contracts	—	(2,260)	(2,260)
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,818	(2,260)	558

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2011	456	15,188	2,617
FTSE 100 Index	December 2011	135	12,069	1,034

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

30

European Stock Index Fund

At October 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
UBS AG	12/21/11	EUR	9,013	USD	12,566	292
UBS AG	12/21/11	GBP	6,837	USD	11,029	236
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At October 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2011, the fund realized net foreign currency losses of $1,240,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2011, the fund realized gains on the sale of passive foreign investment companies of $553,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2011, had unrealized appreciation of $1,553,000, of which all has been distributed and is reflected in the balance of undistributed net investment income.

During the year ended October 31, 2011, the fund realized $117,439,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2011, the fund had $248,066,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,316,734,000 to offset future net capital gains of $357,042,000 through October 31, 2016, $1,510,053,000 through October 31, 2017, $282,886,000 through October 31, 2018, and $166,753,000 through October 31, 2019. Capital loss carryforwards of $13,739,000 expired on October 31, 2011; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

31

European Stock Index Fund

At October 31, 2011, the cost of investment securities for tax purposes was $10,079,497,000. Net unrealized depreciation of investment securities for tax purposes was $3,195,975,000, consisting of unrealized gains of $370,266,000 on securities that had risen in value since their purchase and $3,566,241,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2011, the fund purchased $1,260,246,000 of investment securities and sold $2,046,319,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
	Year Ended October 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	121,497	4,542	1,740,600	70,744
Issued in Lieu of Cash Distributions	36,112	1,387	228,168	8,810
Redeemed[1]	(1,088,945)	(40,559)	(6,219,308)	(234,838)
Net Increase (Decrease)—Investor Shares	(931,336)	(34,630)	(4,250,540)	(155,284)
Admiral Shares
Issued	1,023,624	16,220	506,330	8,208
Issued in Lieu of Cash Distributions	109,472	1,806	53,881	887
Redeemed[1]	(393,719)	(6,429)	(259,589)	(4,466)
Net Increase (Decrease)—Admiral Shares	739,377	11,597	300,622	4,629
Signal Shares
Issued	90,567	3,747	64,066	2,849
Issued in Lieu of Cash Distributions	9,978	425	7,863	334
Redeemed[1]	(112,247)	(4,954)	(59,611)	(2,602)
Net Increase (Decrease)—Signal Shares	(11,702)	(782)	12,318	581
Institutional Shares
Issued	217,655	8,575	495,957	20,114
Issued in Lieu of Cash Distributions	13,369	517	25,396	980
Redeemed[1]	(926,524)	(33,822)	(115,278)	(4,538)
Net Increase (Decrease)—Institutional Shares	(695,500)	(24,730)	406,075	16,556
ETF Shares
Issued	766,622	14,671	889,512	20,028
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(611,468)	(13,100)	(638,538)	(14,900)
Net Increase (Decrease)—ETF Shares	155,154	1,571	250,974	5,128
1 Net of redemption fees for fiscal 2011 and 2010 of $291,000 and $150,000, respectively (fund totals).

H. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

32

Pacific Stock Index Fund

Fund Profile
As of October 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	MSCI Pacific
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VPACX	VPADX	VPASX	VPKIX	VPL
Expense Ratio[1]	0.26%	0.14%	0.14%	0.10%	0.14%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Number of Stocks	470	466	1,861
Median Market Cap	$17.0B	$17.0B	$27.3B
Price/Earnings Ratio	12.9x	12.9x	11.6x
Price/Book Ratio	1.2x	1.2x	1.4x
Return on Equity	11.9%	11.9%	17.8%
Earnings Growth Rate	-5.5%	-5.5%	2.5%
Dividend Yield	3.1%	3.1%	3.4%
Turnover Rate	4%	—	—
Short-Term Reserves	-0.6%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Consumer
Discretionary	13.6%	13.7%	9.1%
Consumer Staples	6.7	6.7	9.6
Energy	2.8	2.8	11.5
Financials	28.9	28.8	23.5
Health Care	4.6	4.6	6.7
Industrials	15.8	15.8	10.4
Information
Technology	8.1	8.1	6.4
Materials	11.7	11.8	12.3
Telecommunication
Services	4.1	4.1	6.4
Utilities	3.7	3.6	4.1

Volatility Measures
	MSCI	MSCI AC
	Pacific	World Index
	Index	ex USA
R-Squared	0.97	0.88
Beta	1.08	0.82
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals
	& Mining	3.6%
Toyota Motor Corp.	Automobile
	Manufacturers	2.6
Commonwealth Bank of
Australia	Diversified Banks	2.3
Westpac Banking Corp.	Diversified Banks	2.0
Australia & New Zealand
Banking Group Ltd.	Diversified Banks	1.7
National Australia Bank
Ltd.	Diversified Banks	1.7
Mitsubishi UFJ Financial
Group Inc.	Diversified Banks	1.6
Canon Inc.	Office Electronics	1.5
Honda Motor Co. Ltd.	Automobile
	Manufacturers	1.4
Wesfarmers Ltd.	Hypermarkets &
	Super Centers	1.1
Top Ten		19.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal
Shares, 0.10% for Institutional Shares, and 0.14% for MSCI Pacific ETF Shares.

33

Pacific Stock Index Fund

Market Diversification (% of equity exposure)

			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	44.3%
Pacific
Japan	60.7%	58.1%	13.6%
Australia	26.0	26.1	6.1
Hong Kong	7.9	10.1	2.4
Singapore	5.0	5.2	1.2
Other	0.4	0.5	0.1
Subtotal	100.0%	100.0%	23.4%
Emerging Markets	0.0%	0.0%	24.8%
North America	0.0%	0.0%	7.0%
Middle East	0.0%	0.0%	0.5%

34

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns
		Periods Ended October 31, 2011
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Pacific Stock Index Fund Investor
	Shares	-3.45%	-1.97%	5.57%	$17,191
••••••••	MSCI All Country World Index ex USA	-4.25	0.08	8.05	21,698
– – – –	MSCI Pacific Index	-1.54	-1.66	5.90	17,747
	Japan/Pacific Region Funds Average	-3.47	-4.86	3.60	14,241
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Admiral
Shares	-3.33%	-1.87%	5.68%	$17,369
MSCI All Country World Index ex
USA	-4.25	0.08	8.05	21,698
MSCI Pacific Index	-1.54	-1.66	5.90	17,747

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF
Shares.
See Financial Highlights for dividend and capital gains information.

35

Pacific Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2011
		Since	Final Value
	One	Inception	of a $1,000,000
	Year	(6/4/2007)	Investment
Pacific Stock Index Fund Signal
Shares	-3.31%	-4.82%	$804,203
MSCI All Country World Index ex
USA	-4.25	-4.20	827,595
MSCI Pacific Index	-1.54	-4.55	814,403
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Institutional
Shares	-3.29%	-1.82%	5.74%	$8,736,168
MSCI All Country World Index ex USA	-4.25	0.08	8.05	10,849,075
MSCI Pacific Index	-1.54	-1.66	5.90	8,873,520

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
MSCI Pacific ETF Shares
Net Asset Value	-3.34%	-1.87%	2.40%	$11,709
MSCI All Country World Index ex USA	-4.25	0.08	4.47	13,380
MSCI Pacific Index	-1.54	-1.66	2.63	11,886
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2011
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
MSCI Pacific ETF Shares
Market Price	-3.32%	-9.58%	16.79%
MSCI Pacific ETF Shares
Net Asset Value	-3.34	-8.99	17.09
MSCI Pacific Index	-1.54	-8.04	18.86
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF
Shares.

36

Pacific Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2001, Through October 31, 2011

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	-5.84%	-2.35%	5.17%
Admiral Shares	8/13/2001	-5.71	-2.24	5.28
Signal Shares	6/4/2007	-5.69	—	-5.97[1]
Institutional Shares	5/15/2000	-5.71	-2.20	5.34
MSCI Pacific ETF Shares	3/4/2005
Market Price		-6.39	-2.44	1.58[1]
Net Asset Value		-5.71	-2.24	1.69[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF
Shares.

37

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	3,561,522	139,415	3.6%
Commonwealth Bank of Australia	1,728,525	88,795	2.3%
Westpac Banking Corp.	3,337,723	77,457	2.0%
Australia & New Zealand Banking Group Ltd	. 2,879,894	65,076	1.7%
National Australia Bank Ltd.	2,406,364	64,273	1.6%
Wesfarmers Ltd.	1,114,685	37,820	1.0%
Rio Tinto Ltd.	483,145	34,687	0.9%
Woolworths Ltd.	1,348,723	33,715	0.9%
Newcrest Mining Ltd.	797,134	28,172	0.7%
Woodside Petroleum Ltd.	703,269	26,779	0.7%
Westfield Group	2,433,448	19,590	0.5%
QBE Insurance Group Ltd.	1,212,025	18,657	0.5%
Australia—Other †		359,340	9.3%
		993,776	25.7%
Hong Kong
AIA Group Ltd.	9,346,224	28,578	0.7%
Hutchison Whampoa Ltd.	2,363,599	21,619	0.6%
Sun Hung Kai Properties Ltd.	1,567,121	21,577	0.5%
Hong Kong Exchanges and Clearing Ltd.	1,137,646	19,285	0.5%
Cheung Kong Holdings Ltd.	1,541,408	19,107	0.5%
CLP Holdings Ltd.	2,133,047	19,001	0.5%
Hong Kong—Other †		177,984	4.6%
		307,151	7.9%
Japan
Toyota Motor Corp.	3,059,183	101,567	2.6%
Mitsubishi UFJ Financial Group Inc.	14,124,220	61,383	1.6%
Canon Inc.	1,257,359	57,081	1.5%
Honda Motor Co. Ltd.	1,808,054	54,068	1.4%
Sumitomo Mitsui Financial Group Inc.	1,489,861	41,644	1.1%
Takeda Pharmaceutical Co. Ltd.	875,817	39,483	1.0%
Mizuho Financial Group Inc.	25,292,337	35,401	0.9%

38

Pacific Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
FANUC Corp.		212,639	34,382	0.9%
Mitsubishi Corp.		1,557,172	32,026	0.8%
Softbank Corp.		960,231	31,165	0.8%
NTT DoCoMo Inc.		16,940	30,086	0.8%
Mitsui & Co. Ltd.		1,926,380	28,115	0.7%
Nippon Telegraph & Telephone Corp.		530,123	27,193	0.7%
Hitachi Ltd.		5,012,404	26,858	0.7%
Komatsu Ltd.		1,051,578	26,000	0.7%
Nissan Motor Co. Ltd.		2,755,532	25,336	0.7%
Japan Tobacco Inc.		4,992	24,951	0.6%
Panasonic Corp.		2,446,711	24,734	0.6%
KDDI Corp.		3,235	23,698	0.6%
Mitsubishi Estate Co. Ltd.		1,389,005	23,526	0.6%
Shin-Etsu Chemical Co. Ltd.		454,881	23,360	0.6%
Sony Corp.		1,113,329	23,228	0.6%
East Japan Railway Co.		376,837	22,847	0.6%
Seven & I Holdings Co. Ltd.		836,479	22,322	0.6%
Mitsubishi Electric Corp.		2,142,896	19,829	0.5%
Toshiba Corp.		4,469,214	19,492	0.5%
Tokio Marine Holdings Inc.		802,188	19,128	0.5%
Astellas Pharma Inc.		492,568	18,015	0.5%
Japan—Other †			1,402,787	36.3%
			2,319,705	60.0%

New Zealand †			13,872	0.4%

Singapore
Singapore Telecommunications Ltd.		8,830,220	22,326	0.6%
United Overseas Bank Ltd.		1,395,395	18,925	0.5%
DBS Group Holdings Ltd.		1,920,727	18,761	0.5%
Oversea-Chinese Banking Corp. Ltd.		2,782,983	18,632	0.5%
Singapore—Other †			114,141	2.9%
			192,785	5.0%
Total Common Stocks (Cost $5,323,237)			3,827,289	99.0%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.128%	60,811,288	60,811	1.6%

4U.S. Government and Agency Obligations †			2,600	0.1%
Total Temporary Cash Investments (Cost $63,411)			63,411	1.7%
[5]Total Investments (Cost $5,386,648)			3,890,700	100.7%
Other Assets and Liabilities
Other Assets			31,582	0.8%
Liabilities[3]			(57,264)	(1.5%)
			(25,682)	(0.7%)
Net Assets			3,865,018	100.0%

39

Pacific Stock Index Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	6,413,087
Undistributed Net Investment Income	96,544
Accumulated Net Realized Losses	(1,149,917)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,495,948)
Futures Contracts	1,009
Forward Currency Contracts	717
Foreign Currencies	(474)
Net Assets	3,865,018

Investor Shares—Net Assets
Applicable to 45,012,178 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	438,252
Net Asset Value Per Share—Investor Shares	$9.74

Admiral Shares—Net Assets
Applicable to 22,929,632 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,451,035
Net Asset Value Per Share—Admiral Shares	$63.28

Signal Shares—Net Assets
Applicable to 6,791,666 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	149,267
Net Asset Value Per Share—Signal Shares	$21.98

Institutional Shares—Net Assets
Applicable to 36,558,912 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	354,156
Net Asset Value Per Share—Institutional Shares	$9.69

ETF Shares—Net Assets
Applicable to 28,765,474 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,472,308
Net Asset Value Per Share—ETF Shares	$51.18

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $43,391,000 of collateral received for securities on loan.
4 Securities with a value of $1,350,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $40,534,000.
See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Dividends[1]	130,135
Interest[2]	37
Security Lending	646
Total Income	130,818
Expenses
The Vanguard Group—Note B
Investment Advisory Services	397
Management and Administrative—Investor Shares	852
Management and Administrative—Admiral Shares	1,512
Management and Administrative—Signal Shares	143
Management and Administrative—Institutional Shares	138
Management and Administrative—ETF Shares	1,374
Marketing and Distribution—Investor Shares	342
Marketing and Distribution—Admiral Shares	248
Marketing and Distribution—Signal Shares	41
Marketing and Distribution—Institutional Shares	148
Marketing and Distribution—ETF Shares	344
Custodian Fees	668
Auditing Fees	41
Shareholders’ Reports—Investor Shares	26
Shareholders’ Reports—Admiral Shares	14
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	4
Shareholders’ Reports—ETF Shares	54
Trustees’ Fees and Expenses	5
Total Expenses	6,353
Net Investment Income	124,465
Realized Net Gain (Loss)
Investment Securities Sold	(75,107)
Futures Contracts	(5,064)
Foreign Currencies and Forward Currency Contracts	4,487
Realized Net Gain (Loss)	(75,684)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(169,702)
Futures Contracts	2,228
Foreign Currencies and Forward Currency Contracts	(2,151)
Change in Unrealized Appreciation (Depreciation)	(169,625)
Net Increase (Decrease) in Net Assets Resulting from Operations	(120,844)

1 Dividends are net of foreign withholding taxes of $4,705,000.
2 Interest income from an affiliated company of the fund was $33,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	124,465	152,280
Realized Net Gain (Loss)	(75,684)	81,432
Change in Unrealized Appreciation (Depreciation)	(169,625)	445,377
Net Increase (Decrease) in Net Assets Resulting from Operations	(120,844)	679,089
Distributions
Net Investment Income
Investor Shares	(16,209)	(79,032)
Admiral Shares	(61,136)	(23,652)
Signal Shares	(6,438)	(4,529)
Institutional Shares	(15,525)	(14,225)
ETF Shares	(60,867)	(35,958)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(160,175)	(157,396)
Capital Share Transactions
Investor Shares	(409,292)	(2,261,374)
Admiral Shares	408,150	246,250
Signal Shares	(8,847)	(984)
Institutional Shares	(432,407)	259,478
ETF Shares	103,279	91,378
Net Increase (Decrease) from Capital Share Transactions	(339,117)	(1,665,252)
Total Increase (Decrease)	(620,136)	(1,143,559)
Net Assets
Beginning of Period	4,485,154	5,628,713
End of Period[1]	3,865,018	4,485,154
1 Net Assets—End of Period includes undistributed net investment income of $96,544,000 and $128,317,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.40	$9.61	$7.94	$14.19	$12.13
Investment Operations
Net Investment Income	.289[1]	.243[1]	.189[1]	.281	.236
Net Realized and Unrealized Gain (Loss)
on Investments	(.619)	.803	1.621	(6.228)	2.091
Total from Investment Operations	(.330)	1.046	1.810	(5.947)	2.327
Distributions
Dividends from Net Investment Income	(.330)	(.256)	(.140)	(.303)	(.267)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.330)	(.256)	(.140)	(.303)	(.267)
Net Asset Value, End of Period	$9.74	$10.40	$9.61	$7.94	$14.19

Total Return[2]	-3.45%	11.09%	23.23%	-42.71%	19.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$438	$868	$2,846	$5,065	$11,281
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.27%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.85%	2.37%	2.42%	2.32%	1.80%
Portfolio Turnover Rate[3]	4%	3%	8%	9%	3%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$68.06	$62.95	$52.04	$92.94	$79.43
Investment Operations
Net Investment Income	2.051[1]	1.533[1]	1.386[1]	1.933	1.613
Net Realized and Unrealized Gain (Loss)
on Investments	(4.080)	5.337	10.531	(40.773)	13.714
Total from Investment Operations	(2.029)	6.870	11.917	(38.840)	15.327
Distributions
Dividends from Net Investment Income	(2.751)	(1.760)	(1.007)	(2.060)	(1.817)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.751)	(1.760)	(1.007)	(2.060)	(1.817)
Net Asset Value, End of Period	$63.28	$68.06	$62.95	$52.04	$92.94

Total Return[2]	-3.33%	11.13%	23.38%	-42.62%	19.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,451	$1,165	$849	$737	$1,292
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.97%	2.49%	2.53%	2.42%	1.90%
Portfolio Turnover Rate[3]	4%	3%	8%	9%	3%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Pacific Stock Index Fund

Financial Highlights

Signal Shares
					June 4,
					2007[1] to
	Year Ended October 31,
For a Share Outstanding					Oct. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$23.64	$21.87	$18.08	$32.28	$30.53
Investment Operations
Net Investment Income	.695[2]	.541[2]	.481[2]	.667	.250
Net Realized and Unrealized Gain (Loss)
on Investments	(1.394)	1.840	3.658	(14.158)	1.500
Total from Investment Operations	(.699)	2.381	4.139	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.961)	(.611)	(.349)	(.709)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.961)	(.611)	(.349)	(.709)	—
Net Asset Value, End of Period	$21.98	$23.64	$21.87	$18.08	$32.28

Total Return[3]	-3.31%	11.10%	23.38%	-42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$149	$171	$159	$150	$247
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.12%	0.12%[4]
Ratio of Net Investment Income to
Average Net Assets	2.97%	2.49%	2.53%	2.42%	1.90%[4]
Portfolio Turnover Rate[5]	4%	3%	8%	9%	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.42	$9.63	$7.96	$14.22	$12.15
Investment Operations
Net Investment Income	.303[1]	.243[1]	.215[1]	.300	.251
Net Realized and Unrealized Gain (Loss)
on Investments	(.609)	.816	1.613	(6.242)	2.102
Total from Investment Operations	(.306)	1.059	1.828	(5.942)	2.353
Distributions
Dividends from Net Investment Income	(.424)	(.269)	(.158)	(.318)	(.283)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.424)	(.269)	(.158)	(.318)	(.283)
Net Asset Value, End of Period	$9.69	$10.42	$9.63	$7.96	$14.22

Total Return[2]	-3.29%	11.22%	23.46%	-42.62%	19.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$354	$799	$487	$1,610	$2,720
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.01%	2.53%	2.57%	2.45%	1.93%
Portfolio Turnover Rate[3]	4%	3%	8%	9%	3%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Pacific Stock Index Fund

Financial Highlights

MSCI Pacific ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$55.06	$50.92	$42.10	$75.17	$64.24
Investment Operations
Net Investment Income	1.638[1]	1.265[1]	1.109[1]	1.573	1.314
Net Realized and Unrealized Gain (Loss)
on Investments	(3.275)	4.296	8.534	(32.974)	11.089
Total from Investment Operations	(1.637)	5.561	9.643	(31.401)	12.403
Distributions
Dividends from Net Investment Income	(2.243)	(1.421)	(.823)	(1.669)	(1.473)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.243)	(1.421)	(.823)	(1.669)	(1.473)
Net Asset Value, End of Period	$51.18	$55.06	$50.92	$42.10	$75.17

Total Return	-3.34%	11.11%	23.38%	-42.61%	19.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,472	$1,482	$1,288	$1,186	$1,503
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.97%	2.49%	2.53%	2.43%	1.90%
Portfolio Turnover Rate[2]	4%	3%	8%	9%	3%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through October 31, 2011. ETF Shares, known as Vanguard MSCI Pacific ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a

48

Pacific Stock Index Fund

fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

49

Pacific Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $639,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,632	3,823,657	—
Temporary Cash Investments	60,811	2,600	—
Futures Contracts—Liabilities[1]	(666)	—	—
Forward Currency Contracts—Assets	—	744	—
Forward Currency Contracts—Liabilities	—	(27)	—
Total	63,777	3,826,974	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2011, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	744	744
Liabilities	(666)	(27)	(693)

50

Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2011, were:

		Foreign
	Equity	Exchange	Interest Rate
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(5,064)	—	—	(5,064)
Forward Currency Contracts	—	3,288	—	3,288
Realized Net Gain (Loss) on Derivatives	(5,064)	3,288	—	(1,776)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,228	—	—	2,228
Forward Currency Contracts	—	(169)	—	(169)
Change in Unrealized Appreciation (Depreciation)
on Derivatives	2,228	(169)	—	2,059

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	December 2011	286	27,839	352
S&P ASX 200 Index	December 2011	123	13,976	657

At October 31, 2011 the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/21/2011	AUD	12,633	USD	13,319	744
UBS AG	12/14/2011	JPY	248,810	USD	3,194	(27)

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At October 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

51

Pacific Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2011, the fund realized net foreign currency gains of $1,199,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2011, the fund realized gains on the sale of passive foreign investment companies of $2,737,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2011, was $2,749,000, of which all has been distributed and is reflected in the balance of net investment income.

During the year ended October 31, 2011, the fund realized $25,385,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2011, the fund had $107,848,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,149,165,000 to offset future net capital gains of $4,674,000 through October 31, 2013, $453,022,000 through October 31, 2016, $607,343,000 through October 31, 2017, $29,742,000 through October 31, 2018 and $54,384,000 through October 31, 2019. Capital loss carryforwards of $4,471,000 expired on October 31, 2011; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2011, the cost of investment securities for tax purposes was $5,389,432,000. Net unrealized depreciation of investment securities for tax purposes was $1,498,732,000, consisting of unrealized gains of $160,151,000 on securities that had risen in value since their purchase and $1,658,883,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2011, the fund purchased $311,444,000 of investment securities and sold $692,420,000 of investment securities, other than temporary cash investments.

52

Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	97,456	9,225	928,036	95,562
Issued in Lieu of Cash Distributions	15,294	1,433	77,181	7,998
Redeemed[1]	(522,042)	(49,125)	(3,266,591)	(316,059)
Net Increase (Decrease)—Investor Shares	(409,292)	(38,467)	(2,261,374)	(212,499)
Admiral Shares
Issued	569,343	8,201	357,184	5,342
Issued in Lieu of Cash Distributions	52,035	751	19,195	304
Redeemed[1]	(213,228)	(3,135)	(130,129)	(2,021)
Net Increase (Decrease)—Admiral Shares	408,150	5,817	246,250	3,625
Signal Shares
Issued	48,013	2,008	38,562	1,730
Issued in Lieu of Cash Distributions	5,823	242	3,686	168
Redeemed[1]	(62,683)	(2,694)	(43,232)	(1,932)
Net Increase (Decrease)—Signal Shares	(8,847)	(444)	(984)	(34)
Institutional Shares
Issued	63,371	6,109	320,724	32,370
Issued in Lieu of Cash Distributions	10,333	974	10,557	1,093
Redeemed[1]	(506,111)	(47,249)	(71,803)	(7,262)
Net Increase (Decrease)—Institutional Shares	(432,407)	(40,166)	259,478	26,201
ETF Shares
Issued	160,710	2,943	142,992	2,720
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(57,431)	(1,100)	(51,614)	(1,100)
Net Increase (Decrease)—ETF Shares	103,279	1,843	91,378	1,620
1 Net of redemption fees for fiscal 2011 and 2010 of $45,000 and $186,000, respectively (fund totals).

H. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

53

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2011

Share-Class Characteristics
MSCI
Emerging
	Investor	Admiral	Signal	Institutional	Institutional	Markets
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEIEX	VEMAX	VERSX	VEMIX	VEMRX	VWO
Expense Ratio[1]	0.35%	0.22%	0.22%	0.15%	0.12%	0.22%

Portfolio Characteristics
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Number of Stocks	910	819	1,861
Median Market Cap	$16.9B	$17.4B	$27.3B
Price/Earnings Ratio	11.6x	10.8x	11.6x
Price/Book Ratio	1.8x	1.7x	1.4x
Return on Equity	20.8%	20.1%	17.8%
Earnings Growth Rate	15.3%	14.5%	2.5%
Dividend Yield	2.5%	2.9%	3.4%
Turnover Rate	10%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Consumer
Discretionary	8.1%	8.0%	9.1%
Consumer Staples	7.4	7.4	9.6
Energy	14.1	14.1	11.5
Financials	24.3	24.1	23.5
Health Care	1.0	1.1	6.7
Industrials	6.7	6.7	10.4
Information
Technology	12.8	12.8	6.4
Materials	14.0	14.1	12.3
Telecommunication
Services	8.1	8.2	6.4
Utilities	3.5	3.5	4.1

Volatility Measures
	MSCI	MSCI AC
	Emerging	World Index
	Markets Index	ex USA
R-Squared	0.99	0.90
Beta	1.05	1.14
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Samsung Electronics Co.
Ltd.	Semiconductors	3.1%
Petroleo Brasileiro SA	Integrated Oil &
	Gas	2.7
Vale SA	Diversified Metals
	& Mining	2.4
Gazprom OAO	Integrated Oil &
	Gas	1.8
Taiwan Semiconductor
Manufacturing Co Ltd	Semiconductors	1.7
China Mobile Ltd	Wireless
	Telecommunication
	Services	1.7
America Movil SAB de	Wireless
CV	Telecommunication
	Services	1.5
Itau Unibanco Holding
SA	Diversified Banks	1.3
Industrial & Commercial
Bank of China	Diversified Banks	1.1
China Construction Bank
Corp.	Diversified Banks	1.0
Top Ten		18.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratios were 0.33% for Investor Shares, 0.20% for Admiral Shares, 0.20% for Signal
Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares (annualized since inception), and 0.20% for MSCI Emerging
Markets ETF Shares.

54

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)

		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	44.3%
Pacific	0.0%	0.0%	23.4%
Emerging Markets
China	17.1%	16.5%	4.1%
Brazil	15.4	15.8	3.9
South Korea	14.9	15.5	3.9
Taiwan	10.9	10.6	2.6
South Africa	7.5	8.1	2.0
India	7.4	8.5	2.1
Russia	6.6	5.1	1.3
Mexico	4.7	4.6	1.2
Malaysia	3.4	3.9	1.0
Indonesia	2.9	2.8	0.7
Thailand	1.8	1.6	0.4
Chile	1.7	1.8	0.4
Poland	1.5	1.2	0.3
Turkey	1.3	1.1	0.3
Other	2.9	2.9	0.6
Subtotal	100.0%	100.0%	24.8%
North America	0.0%	0.0%	7.0%
Middle East	0.0%	0.0%	0.5%

55

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns
		Periods Ended October 31, 2011
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Emerging Markets Stock Index Fund
	Investor Shares	-9.88%	5.79%	15.93%	$43,860
••••••••	MSCI All Country World Index ex USA	-4.25	0.08	8.05	21,698
– – – –	Spliced Emerging Markets Index	-7.72	6.51	16.58	46,362
	Emerging Markets Funds Average	-11.29	3.98	15.02	40,536

Spliced Emerging Markets Index: Select Emerging Markets Index, administered exclusively for Vanguard by MSCI, through August 23, 2006;
MSCI Emerging Markets Index thereafter.
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

	Average Annual Total Returns
	Periods Ended October 31, 2011

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/23/2006)	Investment
Emerging Markets Stock Index
Fund Admiral Shares	-9.76%	5.91%	8.49%	$15,476
MSCI All Country World Index ex
USA	-4.25	0.08	2.45	11,384
Spliced Emerging Markets Index	-7.72	6.51	9.08	15,929
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and 0.25% redemption fee. The fees do not apply to the ETF Shares.
The Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

56

Emerging Markets Stock Index Fund

		Since	Final Value
	One	Inception	of a $1,000,000
	Year	(1/19/2007)	Investment
Emerging Markets Stock Index
Fund Signal Shares	-9.74%	3.96%	$1,204,110
MSCI All Country World Index ex
USA	-4.25	-1.26	941,105
MSCI Emerging Markets Index	-7.72	4.63	1,241,553

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund
Institutional Shares	-9.67%	5.98%	16.13%	$22,309,643
MSCI All Country World Index ex USA	-4.25	0.08	8.05	10,849,075
Spliced Emerging Markets Index	-7.72	6.51	16.58	23,181,099

			Total Returns
		Period Ended October 31, 2011
			Since	Final Value
			Inception	of a $100,000,000
			(12/15/2010)	Investment
Emerging Markets Stock Index
Fund Institutional Plus Shares			-10.62%	$89,381,194
MSCI All Country World Index ex
USA			-4.59	95,411,845
MSCI Emerging Markets Index			-9.02	90,977,889

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
MSCI Emerging Markets ETF Shares
Net Asset Value	-9.09%	6.06%	10.02%	$18,895
MSCI All Country World Index ex USA	-4.25	0.08	4.53	13,429
Spliced Emerging Markets Index	-7.72	6.51	10.47	19,410

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and 0.25% redemption fee. The fees do not apply to the ETF Shares.

The Fiscal-Year Total Returns chart is not adjusted for fees.

57

Emerging Markets Stock Index Fund

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2011
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
MSCI Emerging Markets ETF Shares
Market Price	-9.88%	32.11%	87.86%
MSCI Emerging Markets ETF Shares
Net Asset Value	-9.09	34.22	88.95
Spliced Emerging Markets Index	-7.72	37.10	94.10

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2001, Through October 31, 2011

Emerging Markets Stock Index Fund Investor Shares

Spliced Emerging Markets Index

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and 0.25% redemption fee. The fees do not apply to the ETF Shares.

The Fiscal-Year Total Returns chart is not adjusted for fees.

58

Emerging Markets Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	-17.63%	4.25%	15.29%
Fee-Adjusted Returns		-18.24	4.10	15.21
Admiral Shares	6/23/2006	-17.52	4.37	6.20[1]
Fee-Adjusted Returns		-18.14	4.22	6.06[1]
Signal Shares	1/19/2007	-17.52	—	1.42[1]
Fee-Adjusted Returns		-18.13	—	1.27[1]
Institutional Shares	6/22/2000	-17.47	4.43	15.48
Fee-Adjusted Returns		-18.09	4.28	15.40
Institutional Plus Shares	12/15/2010	—	—	-20.67[1]
Fee-Adjusted Returns		—	—	-21.271
MSCI Emerging Markets ETF	3/4/2005
Shares
Market Price		-19.67	3.74	7.64[1]
Net Asset Value		-17.51	4.38	8.06[1]
1 Return since inception.

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and 0.25% redemption fee. The fees do not apply to the ETF Shares.
The Fiscal-Year Total Returns chart is not adjusted for fees.

59

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Vale SA Class B ADR	24,249,600	572,291	1.0%
Petroleo Brasileiro SA ADR Type A	22,388,198	566,198	1.0%
Itau Unibanco Holding SA ADR	28,457,155	544,101	0.9%
Petroleo Brasileiro SA ADR	16,270,144	439,457	0.7%
Vale SA Class B ADR	15,668,434	398,135	0.7%
Banco Bradesco SA ADR	21,866,330	397,967	0.7%
Petroleo Brasileiro SA Prior Pfd.	27,963,628	349,861	0.6%
Cia de Bebidas das Americas ADR	8,785,677	296,253	0.5%
Petroleo Brasileiro SA	19,207,388	260,223	0.4%
Vale SA Prior Pfd.	10,542,777	250,850	0.4%
Itausa - Investimentos Itau SA Prior Pfd.	38,488,549	241,891	0.4%
Itau Unibanco Holding SA Prior Pfd.	11,147,876	214,081	0.4%
Banco Bradesco SA Prior Pfd.	11,420,572	206,879	0.4%
Vale SA	7,134,838	182,023	0.3%
Vale Fertilizantes SA Prior Pfd.	1,592,467	22,475	0.0%
Brazil—Other †		4,123,160	7.0%
		9,065,845	15.4%

Chile †		1,010,368	1.7%

China
China Mobile Ltd.	103,187,167	980,726	1.7%
Industrial & Commercial Bank of China	1,040,997,003	650,064	1.1%
China Construction Bank Corp.	824,194,857	605,565	1.0%
CNOOC Ltd.	306,541,352	579,473	1.0%
PetroChina Co. Ltd.	362,153,679	470,145	0.8%
Bank of China Ltd.	1,144,374,277	407,293	0.7%
Tencent Holdings Ltd.	17,356,272	401,409	0.7%
China Life Insurance Co. Ltd.	127,559,470	329,792	0.6%
China Petroleum & Chemical Corp.	287,597,540	271,990	0.5%
China Shenhua Energy Co. Ltd.	58,338,825	266,888	0.5%

60

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	China Unicom Hong Kong Ltd.	101,177,048	203,428	0.4%
	China Telecom Corp. Ltd.	238,443,683	147,217	0.3%
	Agricultural Bank of China Ltd.	314,215,625	141,025	0.2%
^	China Overseas Land & Investment Ltd.	70,157,076	129,818	0.2%
	China Coal Energy Co. Ltd.	70,488,000	87,795	0.2%
	Yanzhou Coal Mining Co. Ltd.	33,856,720	83,805	0.1%
	Dongfeng Motor Group Co. Ltd.	46,802,044	76,345	0.1%
	China Resources Enterprise Ltd.	20,829,460	76,070	0.1%
	China Citic Bank Corp. Ltd.	127,419,919	68,454	0.1%
	China Merchants Holdings International Co. Ltd.	19,329,510	59,646	0.1%
	China Communications Construction Co. Ltd.	76,039,704	57,353	0.1%
	Kunlun Energy Co. Ltd.	38,274,330	53,614	0.1%
	China Resources Power Holdings Co. Ltd.	28,282,548	50,231	0.1%
^	China Resources Land Ltd.	32,030,000	46,882	0.1%
	China Oilfield Services Ltd.	26,240,000	43,707	0.1%
^	Citic Pacific Ltd.	21,787,874	39,377	0.1%
^	Sinopharm Group Co. Ltd.	13,727,200	37,364	0.1%
	Shanghai Industrial Holdings Ltd.	9,123,045	29,869	0.1%
	China Longyuan Power Group Corp.	35,745,000	29,684	0.1%
	Air China Ltd.	36,438,548	28,314	0.1%
*	China Taiping Insurance Holdings Co. Ltd.	12,891,607	27,956	0.1%
	Guangdong Investment Ltd.	43,961,680	26,464	0.1%
^	China Resources Cement Holdings Ltd.	33,282,686	26,410	0.1%
^	China COSCO Holdings Co. Ltd.	43,485,000	22,679	0.0%
^	China Railway Group Ltd.	66,991,608	22,242	0.0%
	China Agri-Industries Holdings Ltd.	27,538,586	21,954	0.0%
	Shanghai Electric Group Co. Ltd.	49,213,462	21,654	0.0%
^	CSR Corp. Ltd.	33,965,877	20,100	0.0%
	China Railway Construction Corp. Ltd.	33,066,265	19,706	0.0%
^	China State Construction International Holdings Ltd.	23,690,000	18,246	0.0%
^	Poly Hong Kong Investments Ltd.	35,641,000	17,876	0.0%
^	Zhuzhou CSR Times Electric Co. Ltd.	7,439,000	17,417	0.0%
	Zhejiang Expressway Co. Ltd.	25,678,704	16,888	0.0%
*,^	China Southern Airlines Co. Ltd.	30,002,000	16,743	0.0%
	China Communications Services Corp. Ltd.	34,365,311	15,849	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	41,125,076	15,099	0.0%
^	AviChina Industry & Technology Co. Ltd.	29,568,000	12,948	0.0%
^	Franshion Properties China Ltd.	60,518,094	12,430	0.0%
^	Angang Steel Co. Ltd.	19,156,374	11,688	0.0%
	Sinofert Holdings Ltd.	34,837,917	11,433	0.0%
^	Metallurgical Corp. of China Ltd.	47,658,000	10,341	0.0%
^	Maanshan Iron & Steel	30,169,134	8,982	0.0%
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.
	Class B	7,416,887	8,917	0.0%
1	China—Other †		3,183,561	5.4%
			10,040,926	17.1%
Colombia
	BanColombia SA ADR	5,158,380	321,780	0.5%
	Colombia—Other †		89,111	0.2%
			410,891	0.7%

Czech Republic †			212,606	0.4%

Egypt †			117,899	0.2%

61

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Hungary †		178,563	0.3%

India
Infosys Ltd.	7,398,266	432,801	0.7%
Reliance Industries Ltd.	22,492,902	402,695	0.7%
Housing Development Finance Corp.	18,670,141	262,661	0.5%
ICICI Bank Ltd.	12,301,638	231,924	0.4%
India—Other †		3,008,400	5.1%
		4,338,481	7.4%
Indonesia
Astra International Tbk PT	34,738,090	267,858	0.5%
Telekomunikasi Indonesia Tbk PT	175,999,979	146,782	0.3%
Bank Rakyat Indonesia Persero Tbk PT	192,480,100	144,716	0.2%
Bank Mandiri Tbk PT	161,130,480	128,532	0.2%
Perusahaan Gas Negara PT	192,078,980	63,359	0.1%
Semen Gresik Persero Tbk PT	52,769,820	56,148	0.1%
Bank Negara Indonesia Persero Tbk PT	121,227,814	54,330	0.1%
Tambang Batubara Bukit Asam Tbk PT	14,803,857	30,358	0.1%
International Nickel Indonesia Tbk PT	39,377,150	16,054	0.0%
Aneka Tambang Tbk PT	57,023,659	11,414	0.0%
Indonesia—Other †		775,121	1.3%
		1,694,672	2.9%

Malaysia †		1,993,852	3.4%

Mexico
America Movil SAB de CV	700,892,896	890,908	1.5%
Wal-Mart de Mexico SAB de CV	106,234,292	274,215	0.5%
Fomento Economico Mexicano SAB de CV	33,387,308	224,043	0.4%
Telefonos de Mexico SAB de CV	95,242,504	74,825	0.1%
Mexico—Other †		1,287,971	2.2%
		2,751,962	4.7%

Morocco †		14,923	0.0%

Peru †		352,550	0.6%

Philippines †		387,896	0.7%

Poland †		902,873	1.5%

Russia
Gazprom OAO ADR	80,263,779	930,447	1.6%
Lukoil OAO ADR	8,098,471	469,073	0.8%
Sberbank of Russia	138,705,441	366,098	0.6%
NovaTek OAO GDR	1,592,401	222,184	0.4%
Rosneft Oil Co. GDR	23,950,907	169,707	0.3%
Gazprom OAO	22,217,439	131,228	0.2%
VTB Bank OJSC GDR	22,769,224	108,831	0.2%
Federal Hydrogenerating Co. JSC	1,910,908,857	71,907	0.1%
AK Transneft OAO Prior Pfd.	24,519	31,515	0.1%
Rosneft Oil Co.	3,785,181	27,175	0.0%

62

Emerging Markets Stock Index Fund

				Market	Percentage
				Value	of Net
			Shares	($000)	Assets
	VTB Bank OJSC		442,200,349	1,070	0.0%
	Russia—Other †			1,372,530	2.3%
				3,901,765	6.6%
	South Africa
	MTN Group Ltd.		28,908,388	502,451	0.9%
	Sasol Ltd.		9,305,942	418,513	0.7%
	Naspers Ltd.		6,595,183	312,875	0.5%
	AngloGold Ashanti Ltd.		6,516,171	294,522	0.5%
	Standard Bank Group Ltd.		20,498,017	251,701	0.4%
	South Africa—Other †			2,640,082	4.5%
				4,420,144	7.5%
	South Korea
1	Samsung Electronics Co. Ltd. GDR		2,412,890	1,034,160	1.8%
	Samsung Electronics Co. Ltd.		687,348	591,711	1.0%
	Hyundai Motor Co.		2,642,378	532,144	0.9%
	Hyundai Mobis		1,167,771	334,206	0.6%
	POSCO ADR		3,247,678	279,041	0.5%
	Kia Motors Corp.		4,098,384	262,755	0.4%
	LG Chem Ltd.		794,855	256,489	0.4%
	Samsung Electronics Co. Ltd. Prior Pfd		. 351,603	200,607	0.3%
	Hyundai Motor Co. 2nd Pfd.		640,530	42,893	0.1%
	Hyundai Motor Co. Prior Pfd.		395,897	24,984	0.0%
1	South Korea—Other †			5,237,566	8.9%
				8,796,556	14.9%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		52,277,664	659,744	1.1%
	Hon Hai Precision Industry Co. Ltd.		151,506,926	415,338	0.7%
	Taiwan Semiconductor Manufacturing Co. Ltd.		149,589,045	364,530	0.6%
	HTC Corp.		12,237,225	275,014	0.5%
	Taiwan—Other †			4,553,579	7.7%
				6,268,205	10.6%

	Thailand †			1,079,843	1.8%

	Turkey †			779,761	1.3%
Total Common Stocks (Cost $55,195,253)				58,720,581	99.7%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	0.128%	1,701,888,674	1,701,889	2.9%

5U.S. Government and Agency Obligations †				17,717	0.0%
Total Temporary Cash Investments (Cost $1,719,607)				1,719,606	2.9%[2]
Total Investments (Cost $56,914,860)				60,440,187	102.6%
	Other Assets and Liabilities
	Other Assets			324,055	0.5%
	Liabilities[3]			(1,851,057)	(3.1%)
				(1,527,002)	(2.6%)
	Net Assets			58,913,185	100.0%

63

Emerging Markets Stock Index Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	57,090,174
Undistributed Net Investment Income	1,049,694
Accumulated Net Realized Losses	(2,752,155)
Unrealized Appreciation (Depreciation)
Investment Securities	3,525,327
Futures Contracts	(26)
Foreign Currencies	171
Net Assets	58,913,185

Investor Shares—Net Assets
Applicable to 97,984,874 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,585,430
Net Asset Value Per Share—Investor Shares	$26.39

Admiral Shares—Net Assets
Applicable to 186,865,245 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,486,038
Net Asset Value Per Share—Admiral Shares	$34.71

Signal Shares—Net Assets
Applicable to 19,956,428 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	666,077
Net Asset Value Per Share—Signal Shares	$33.38

Institutional Shares—Net Assets
Applicable to 49,399,756 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,304,955
Net Asset Value Per Share—Institutional Shares	$26.42

Institutional Plus Shares—Net Assets
Applicable to 17,992,269 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,581,462
Net Asset Value Per Share—Institutional Plus Shares	$87.90

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Emerging Markets Stock Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 1,109,299,830 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	46,289,223
Net Asset Value Per Share—ETF Shares	$41.73

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,512,148,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $1,110,418,000, representing 1.9% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
3 Includes $1,632,112,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
5 Securities with a value of $15,718,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

65

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Dividends[1]	1,519,298
Interest[2]	237
Security Lending	16,872
Total Income	1,536,407
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,909
Management and Administrative—Investor Shares	6,897
Management and Administrative—Admiral Shares	8,340
Management and Administrative—Signal Shares	710
Management and Administrative—Institutional Shares	479
Management and Administrative—Institutional Plus Shares	181
Management and Administrative—ETF Shares	46,298
Marketing and Distribution—Investor Shares	1,271
Marketing and Distribution—Admiral Shares	1,138
Marketing and Distribution—Signal Shares	198
Marketing and Distribution—Institutional Shares	679
Marketing and Distribution—Institutional Plus Shares	251
Marketing and Distribution—ETF Shares	13,121
Custodian Fees	35,770
Auditing Fees	43
Shareholders’ Reports—Investor Shares	93
Shareholders’ Reports—Admiral Shares	56
Shareholders’ Reports—Signal Shares	5
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	670
Trustees’ Fees and Expenses	59
Total Expenses	120,171
Net Investment Income	1,416,236
Realized Net Gain (Loss)
Investment Securities Sold	1,022,496
Futures Contracts	(8,859)
Foreign Currencies	(30,103)
Realized Net Gain (Loss)	983,534
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(8,295,200)
Futures Contracts	(127)
Foreign Currencies	349
Change in Unrealized Appreciation (Depreciation)	(8,294,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,895,208)
1 Dividends are net of foreign withholding taxes of $165,721,000.
2 Interest income from an affiliated company of the fund was $237,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,416,236	813,890
Realized Net Gain (Loss)	983,534	524,799
Change in Unrealized Appreciation (Depreciation)	(8,294,978)	7,926,070
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,895,208)	9,264,759
Distributions
Net Investment Income
Investor Shares	(45,629)	(92,803)
Admiral Shares	(125,032)	(38,489)
Signal Shares	(11,188)	(6,752)
Institutional Shares	(54,245)	(26,615)
Institutional Plus Shares	(1,323)	—
ETF Shares	(754,419)	(258,615)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(991,836)	(423,274)
Capital Share Transactions
Investor Shares	(2,736,615)	(3,150,495)
Admiral Shares	2,562,561	1,436,817
Signal Shares	98,315	62,406
Institutional Shares	(1,990,591)	1,174,368
Institutional Plus Shares	1,777,026	—
ETF Shares	10,797,233	19,499,494
Net Increase (Decrease) from Capital Share Transactions	10,507,929	19,022,590
Total Increase (Decrease)	3,620,885	27,864,075
Net Assets
Beginning of Period	55,292,300	27,428,225
End of Period[1]	58,913,185	55,292,300
1 Net Assets—End of Period includes undistributed net investment income of $1,049,694,000 and $651,499,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.49	$23.90	$15.66	$36.78	$22.05
Investment Operations
Net Investment Income	.589	.521[1]	.398[1]	.780	.604[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(3.255)	5.383	8.542	(21.313)	14.522
Total from Investment Operations	(2.666)	5.904	8.940	(20.533)	15.126
Distributions
Dividends from Net Investment Income	(.434)	(.314)	(.700)	(.587)	(.396)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.434)	(.314)	(.700)	(.587)	(.396)
Net Asset Value, End of Period	$26.39	$29.49	$23.90	$15.66	$36.78

Total Return[3]	-9.20%	24.92%	60.07%	-56.66%	69.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,585	$5,597	$7,024	$5,345	$14,150
Ratio of Total Expenses to
Average Net Assets	0.33%	0.35%	0.40%	0.32%	0.37%
Ratio of Net Investment Income to
Average Net Assets	2.25%	1.97%	2.16%	2.81%	2.24%
Portfolio Turnover Rate[4]	10%	12%	12%	20%	9%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.02, $.04, $.01, $.05, and $.04.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$38.82	$31.45	$20.63	$48.47	$29.03
Investment Operations
Net Investment Income	.820	.696[1]	.567[1]	1.079	.853[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(4.277)	7.119	11.222	(28.099)	19.121
Total from Investment Operations	(3.457)	7.815	11.789	(27.020)	19.974
Distributions
Dividends from Net Investment Income	(.653)	(.445)	(.969)	(.820)	(.534)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.653)	(.445)	(.969)	(.820)	(.534)
Net Asset Value, End of Period	$34.71	$38.82	$31.45	$20.63	$48.47

Total Return[3]	-9.09%	25.08%	60.29%	-56.63%	69.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,486	$4,761	$2,674	$1,508	$3,514
Ratio of Total Expenses to
Average Net Assets	0.20%	0.22%	0.27%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.10%	2.29%	2.93%	2.36%
Portfolio Turnover Rate[4]	10%	12%	12%	20%	9%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.02, $.03, $.01, $.06, and $.05.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
					Jan. 19,
					2007[1] to
	Year Ended October 31,
For a Share Outstanding					Oct. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$37.34	$30.26	$19.85	$46.61	$30.38
Investment Operations
Net Investment Income	.813	.690[2]	.553[2]	1.029	.580[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	(4.129)	6.818	10.795	(27.029)	15.650
Total from Investment Operations	(3.316)	7.508	11.348	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.644)	(.428)	(.938)	(.760)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.644)	(.428)	(.938)	(.760)	—
Net Asset Value, End of Period	$33.38	$37.34	$30.26	$19.85	$46.61

Total Return[4]	-9.07%	25.04%	60.33%	-56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$666	$644	$463	$266	$385
Ratio of Total Expenses to
Average Net Assets	0.20%	0.22%	0.27%	0.20%	0.25%[5]
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.10%	2.29%	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	10%	12%	12%	20%	9%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02, $.03, $.01, $.05, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.55	$23.94	$15.71	$36.90	$22.11
Investment Operations
Net Investment Income	.657	.571[1]	.437[1]	.835	.686[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(3.259)	5.388	8.547	(21.393)	14.533
Total from Investment Operations	(2.602)	5.959	8.984	(20.558)	15.219
Distributions
Dividends from Net Investment Income	(.528)	(.349)	(.754)	(.632)	(.429)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.528)	(.349)	(.754)	(.632)	(.429)
Net Asset Value, End of Period	$26.42	$29.55	$23.94	$15.71	$36.90

Total Return[3]	-9.00%	25.13%	60.41%	-56.61%	69.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,305	$3,473	$1,731	$887	$1,463
Ratio of Total Expenses to
Average Net Assets	0.13%	0.15%	0.23%	0.15%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.45%	2.17%	2.33%	2.98%	2.41%
Portfolio Turnover Rate[4]	10%	12%	12%	20%	9%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.02, $.02, $.01, $.03, and $.04.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
December 15, 2010[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$99.35
Investment Operations
Net Investment Income	2.215
Net Realized and Unrealized Gain (Loss) on Investments[2]	(11.911)
Total from Investment Operations	(9.696)
Distributions
Dividends from Net Investment Income	(1.754)
Distributions from Realized Capital Gains	—
Total Distributions	(1.754)
Net Asset Value, End of Period	$87.90

Total Return[3]	-9.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,581
Ratio of Total Expenses to Average Net Assets	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	2.48%[4]
Portfolio Turnover Rate[5]	10%

1 Inception.
2 Includes increases from purchase and redemption fees of $.05.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

MSCI Emerging Markets ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008[1]	2007[1]
Net Asset Value, Beginning of Period	$46.70	$37.84	$24.83	$58.31	$34.96
Investment Operations
Net Investment Income	1.019	.870[2]	.668[2]	1.303	1.065[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	(5.174)	8.535	13.520	(33.798)	22.955
Total from Investment Operations	(4.155)	9.405	14.188	(32.495)	24.020
Distributions
Dividends from Net Investment Income	(.815)	(.545)	(1.178)	(.985)	(.670)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.815)	(.545)	(1.178)	(.985)	(.670)
Net Asset Value, End of Period	$41.73	$46.70	$37.84	$24.83	$58.31

Total Return	-9.09%	25.07%	60.28%	-56.62%	69.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,289	$40,817	$15,537	$4,500	$6,275
Ratio of Total Expenses to
Average Net Assets	0.20%	0.22%	0.27%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.10%	2.29%	2.93%	2.36%
Portfolio Turnover Rate[4]	10%	12%	12%	20%	9%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02, $.03, $.01, $.05 and $.10.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on December 15, 2010. ETF Shares, known as Vanguard MSCI Emerging Markets ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the

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Emerging Markets Stock Index Fund

underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $8,797,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 3.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

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Emerging Markets Stock Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	13,591,616	—	—
Common Stocks—Other	2,181,433	42,947,532	—
Temporary Cash Investments	1,701,889	17,717	—
Futures Contracts—Liabilities[1]	(2,015)	—	—
Total	17,472,923	42,965,249	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Taiwan Index	November 2011	6,500	173,810	(26)

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

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Emerging Markets Stock Index Fund

During the year ended October 31, 2011, the fund realized net foreign currency losses of $30,103,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2011, the fund realized gains on the sale of passive foreign investment companies of $4,075,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2011, had unrealized appreciation of $32,691,000, of which all has been distributed and is reflected in the balance of undistributed net investment income.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduced realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $174,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2011, the fund realized $1,143,618,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2011, the fund had $1,129,797,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,748,929,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,332,000 through October 31, 2014, $460,853,000 through October 31, 2016, $1,591,794,000 through October 31, 2017, $212,374,000 through October 31, 2018, and $301,433,000 through October 31, 2019.

At October 31, 2011, the cost of investment securities for tax purposes was $56,950,776,000. Net unrealized appreciation of investment securities for tax purposes was $3,489,411,000, consisting of unrealized gains of $9,331,005,000 on securities that had risen in value since their purchase and $5,841,594,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2011, the fund purchased $19,694,964,000 of investment securities and sold $8,812,231,000 of investment securities, other than temporary cash investments.

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Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	803,817	27,279	2,083,356	80,442
Issued in Lieu of Cash Distributions	42,733	1,443	88,603	3,492
Redeemed[2]	(3,583,165)	(120,564)	(5,322,454)	(187,996)
Net Increase (Decrease)—Investor Shares	(2,736,615)	(91,842)	(3,150,495)	(104,062)
Admiral Shares
Issued[1]	3,719,299	94,859	1,917,883	51,857
Issued in Lieu of Cash Distributions	113,656	2,921	33,549	1,006
Redeemed[2]	(1,270,394)	(33,567)	(514,615)	(15,208)
Net Increase (Decrease)—Admiral Shares	2,562,561	64,213	1,436,817	37,655
Signal Shares
Issued[1]	312,885	8,508	209,068	6,390
Issued in Lieu of Cash Distributions	9,808	262	5,772	180
Redeemed[2]	(224,378)	(6,052)	(152,434)	(4,641)
Net Increase (Decrease)—Signal Shares	98,315	2,718	62,406	1,929
Institutional Shares
Issued[1]	518,394	17,706	1,427,756	54,632
Issued in Lieu of Cash Distributions	41,282	1,395	16,645	656
Redeemed[2]	(2,550,267)	(87,234)	(270,033)	(10,041)
Net Increase (Decrease)—Institutional Shares	(1,990,591)	(68,133)	1,174,368	45,247
Institutional Plus Shares[3]
Issued[1]	2,256,669	23,321	—	—
Issued in Lieu of Cash Distributions	1,323	13	—	—
Redeemed[2]	(480,966)	(5,342)	—	—
Net Increase (Decrease)—Institutional Plus Shares	1,777,026	17,992	—	—
ETF Shares
Issued[1]	14,228,408	312,785	19,778,543	470,556
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(3,431,175)	(77,600)	(279,049)	(7,000)
Net Increase (Decrease)—ETF Shares	10,797,233	235,185	19,499,494	463,556

1 Includes purchase fees for fiscal 2011 and 2010 of $22,867,000 and $31,994,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2011 and 2010 of $9,812,000 and $7,682,000, respectively (fund totals).
3 Inception was December 15, 2010, for Institutional Plus Shares.

H. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

78

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund:

In our opinion, the accompanying statements of net assets–investments summaries and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (constituting three separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 12, 2011

79

Special 2011 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $239,181,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $230,137,000 and foreign taxes paid of $16,593,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2012 to determine the calendar year amounts to be included on their 2011 tax returns.

Special 2011 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $130,142,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $131,661,000 and foreign taxes paid of $5,553,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2012 to determine the calendar year amounts to be included on their 2011 tax returns.

Special 2011 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $550,865,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $1,602,410,000 and foreign taxes paid of $171,264,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2012 to determine the calendar year amounts to be included on their 2011 tax returns.

80

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2011. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2011
	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares
Returns Before Taxes	-6.35%	-2.81%	5.65%
Returns After Taxes on Distributions	-6.82	-3.39	5.04
Returns After Taxes on Distributions and Sale of Fund Shares	-3.31	-2.35	4.81

	One	Five	Ten
	Year	Years	Years
Pacific Stock Index Fund Investor Shares
Returns Before Taxes	-3.45%	-1.97%	5.57%
Returns After Taxes on Distributions	-3.92	-2.37	5.21
Returns After Taxes on Distributions and Sale of Fund Shares	-1.61	-1.69	4.79

	One	Five	Ten
	Year	Years	Years
Emerging Markets Stock Index Fund Investor Shares
Returns Before Taxes	-9.88%	5.79%	15.93%
Returns After Taxes on Distributions	-10.10	5.43	15.52
Returns After Taxes on Distributions and Sale of Fund Shares	-6.14	4.92	14.32

Returns for the Emerging Markets Stock Index Fund are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. Returns for the European and Pacific Stock Index Funds do not reflect the 2% fee on redemptions of shares held for less than two months.

81

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

82

Six Months Ended October 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2011	10/31/2011	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$814.37	$1.19
Admiral Shares	1,000.00	814.99	0.64
Signal Shares	1,000.00	815.13	0.64
Institutional Shares	1,000.00	815.26	0.46
MSCI Europe ETF Shares	1,000.00	814.92	0.64
Pacific Stock Index Fund
Investor Shares	$1,000.00	$888.69	$1.24
Admiral Shares	1,000.00	889.01	0.67
Signal Shares	1,000.00	889.16	0.67
Institutional Shares	1,000.00	889.81	0.48
MSCI Pacific ETF Shares	1,000.00	889.00	0.67
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$825.98	$1.43
Admiral Shares	1,000.00	826.43	0.83
Signal Shares	1,000.00	826.44	0.83
Institutional Shares	1,000.00	826.92	0.51
Institutional Plus Shares	1,000.00	826.83	0.37
MSCI Emerging Markets ETF Shares	1,000.00	826.34	0.83

83

Six Months Ended October 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2011	10/31/2011	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.50	0.71
Signal Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
MSCI Europe ETF Shares	1,000.00	1,024.50	0.71
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.50	0.71
Signal Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
MSCI Pacific ETF Shares	1,000.00	1,024.50	0.71
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.64	$1.58
Admiral Shares	1,000.00	1,024.30	0.92
Signal Shares	1,000.00	1,024.30	0.92
Institutional Shares	1,000.00	1,024.65	0.56
Institutional Plus Shares	1,000.00	1,024.80	0.41
MSCI Emerging Markets ETF Shares	1,000.00	1,024.30	0.92

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for
Institutional Shares, and 0.14% for MSCI Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral
Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for MSCI Pacific ETF Shares; and for the Emerging Markets Stock
Index Fund, 0.31% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.11% for Institutional Shares, 0.08% for
Institutional Plus Shares, and 0.18% for MSCI Emerging Markets ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

84

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

85

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

86

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122011

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)

Common Stocks (99.8%)[1]
Austria (0.4%)
OMV AG	173,833	6,058
Erste Group Bank AG	201,894	4,304
Voestalpine AG	115,784	3,978
Telekom Austria AG	349,140	3,960
IMMOFINANZ AG	974,383	3,199
Verbund AG	71,569	2,078
Vienna Insurance Group AG Wiener Versicherung Gruppe	39,493	1,656
Raiffeisen Bank International AG	51,119	1,419
		26,652
Belgium (1.4%)
Anheuser-Busch InBev NV	846,422	46,939
Delhaize Group SA	108,695	7,100
Groupe Bruxelles Lambert SA	85,026	6,536
Solvay SA Class A	62,483	6,365
Umicore SA	120,584	5,158
Belgacom SA	158,249	4,785
Ageas	2,379,122	4,769
UCB SA	105,127	4,619
KBC Groep NV	170,970	3,791
Colruyt SA	79,445	3,264
Bekaert SA	42,753	1,898
Mobistar SA	31,943	1,818
* Dexia SA	629,745	489
		97,531
Denmark (1.5%)
Novo Nordisk A/S Class B	448,486	47,614
AP Moller - Maersk A/S Class B	1,392	9,414
* Danske Bank A/S	687,148	9,395
Carlsberg A/S Class B	112,705	7,630
Novozymes A/S	48,864	7,256
DSV A/S	212,871	4,265
AP Moller - Maersk A/S	578	3,721
Coloplast A/S Class B	24,474	3,559
* Vestas Wind Systems A/S	217,831	3,377
TDC A/S	396,765	3,278
* William Demant Holding A/S	24,362	1,929
Tryg A/S	27,331	1,520
^ Pandora A/S	66,850	639
		103,597
Finland (1.4%)
Nokia Oyj	3,948,644	26,571
Sampo Oyj	445,637	12,249
Fortum Oyj	468,142	11,394
Kone Oyj Class B	164,669	9,066
UPM-Kymmene Oyj	549,106	6,421
Wartsila Oyj	174,554	5,304
Metso Oyj	134,494	5,202
Nokian Renkaat Oyj	118,359	4,335
Stora Enso Oyj	624,650	3,954
Elisa Oyj	149,373	3,149
Kesko Oyj Class B	69,127	2,454
Orion Oyj Class B	97,905	2,037
Pohjola Bank plc Class A	151,345	1,740
Neste Oil Oyj	128,836	1,559
^ Sanoma Oyj	87,692	1,177
^ Outokumpu Oyj	125,099	1,057
Rautaruukki Oyj	90,776	968
		98,637
France (14.4%)
Total SA	2,238,935	116,821
Sanofi	1,176,068	84,135

1

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
BNP Paribas SA	1,011,569	45,172
LVMH Moet Hennessy Louis Vuitton SA	267,191	44,285
Danone	615,678	42,681
Air Liquide SA	298,877	38,590
GDF Suez	1,305,960	36,792
France Telecom SA	1,958,770	35,216
Schneider Electric SA	515,225	30,254
AXA SA	1,840,718	29,606
Vivendi SA	1,305,440	29,172
L'Oreal SA	253,688	27,932
Vinci SA	469,354	23,016
Pernod-Ricard SA	208,813	19,431
Cie de St-Gobain	419,540	19,390
Unibail-Rodamco SE	96,986	19,282
Societe Generale SA	667,618	19,115
ArcelorMittal	906,339	18,791
Carrefour SA	612,017	16,193
Cie Generale d'Optique Essilor International SA	211,399	15,279
Cie Generale des Etablissements Michelin Class B	185,799	13,454
European Aeronautic Defence and Space Co. NV	431,856	12,731
PPR	80,051	12,422
Technip SA	104,839	9,913
^ Bouygues SA	253,537	9,469
Lafarge SA	211,223	8,553
Renault SA	202,990	8,481
Christian Dior SA	58,068	8,192
Alstom SA	219,111	8,159
SES SA	315,818	8,067
Credit Agricole SA	1,024,542	7,930
EDF SA	255,668	7,652
Legrand SA	208,379	7,366
Sodexo	99,375	7,175
Vallourec SA	117,857	7,146
* Alcatel-Lucent	2,471,000	6,832
Publicis Groupe SA	130,373	6,289
Cap Gemini SA	155,627	5,955
Safran SA	177,859	5,808
Casino Guichard Perrachon SA	57,901	5,422
Dassault Systemes SA	64,198	5,398
Veolia Environnement SA	365,771	5,179
Accor SA	157,611	5,151
Groupe Eurotunnel SA	540,851	4,872
Edenred	165,211	4,660
STMicroelectronics NV	667,625	4,627
Suez Environnement Co.	286,253	4,491
Bureau Veritas SA	57,577	4,468
Eutelsat Communications SA	103,719	4,271
SCOR SE	178,020	4,147
Arkema SA	57,701	3,921
Thales SA	107,153	3,779
Peugeot SA	163,036	3,547
Klepierre	111,952	3,490
* Cie Generale de Geophysique - Veritas	154,551	3,377
Lagardere SCA	124,317	3,330
Natixis	934,206	2,961
Aeroports de Paris	36,366	2,855
Societe BIC SA	30,523	2,724
Wendel SA	35,383	2,621
AtoS	52,916	2,558
Neopost SA	32,887	2,501
Iliad SA	20,057	2,342
CNP Assurances	153,318	2,341
Gecina SA	22,514	2,227
Fonciere Des Regions	29,839	2,199

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
ICADE	24,207	2,167
Imerys SA	35,385	2,013
* JCDecaux SA	71,207	1,896
Societe Television Francaise 1	123,034	1,652
Eurazeo	30,800	1,469
Eiffage SA	41,060	1,393
Metropole Television SA	64,492	1,103
* Air France-KLM	132,853	1,009
Eramet	5,739	899
		985,807
Germany (12.6%)
Siemens AG	868,130	90,998
BASF SE	968,872	70,724
SAP AG	970,793	58,702
Bayer AG	872,589	55,594
Allianz SE	479,000	53,295
E.ON AG	1,900,300	45,826
Daimler AG	878,829	44,635
Deutsche Bank AG	980,370	40,537
Deutsche Telekom AG	2,960,425	37,610
Bayerische Motoren Werke AG	349,556	28,396
Linde AG	178,513	28,280
Muenchener Rueckversicherungs AG	199,612	26,732
Volkswagen AG Prior Pfd.	152,523	26,562
RWE AG	442,063	18,844
Fresenius Medical Care AG & Co. KGaA	220,937	16,094
Adidas AG	222,564	15,674
Deutsche Post AG	901,436	13,673
Fresenius SE & Co. KGaA	121,023	11,883
ThyssenKrupp AG	409,235	11,724
K&S AG	183,440	11,624
* Deutsche Boerse AG	206,428	11,377
Henkel AG & Co. KGaA Prior Pfd.	189,012	11,236
Infineon Technologies AG	1,141,977	10,281
Porsche Automobil Holding SE Prior Pfd.	160,913	9,374
* Commerzbank AG	3,786,194	9,245
Henkel AG & Co. KGaA	136,349	6,658
HeidelbergCement AG	146,982	6,654
Merck KGaA	68,496	6,392
Metro AG	136,691	6,333
* Continental AG	83,293	6,211
Beiersdorf AG	105,557	6,085
MAN SE	65,822	5,800
* Kabel Deutschland Holding AG	93,430	5,299
Lanxess AG	87,290	5,098
GEA Group AG	184,758	5,066
Volkswagen AG	31,070	4,859
Daimler AG	89,821	4,565
Brenntag AG	35,777	3,599
* QIAGEN NV	244,190	3,396
Deutsche Lufthansa AG	247,339	3,361
Hochtief AG	44,743	3,253
Hannover Rueckversicherung AG	62,254	3,065
Bayerische Motoren Werke AG Prior Pfd.	54,681	2,976
Fraport AG Frankfurt Airport Services Worldwide	38,493	2,424
United Internet AG	117,752	2,320
Salzgitter AG	40,908	2,312
Suedzucker AG	67,971	1,985
^ Wacker Chemie AG	17,151	1,726
ProSiebenSat.1 Media AG Prior Pfd.	79,037	1,685
Axel Springer AG	40,279	1,628
RWE AG Prior Pfd.	38,755	1,451
Celesio AG	91,374	1,441

3

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	TUI AG	146,982	959
			865,521
Greece (0.2%)
	Coca Cola Hellenic Bottling Co. SA	191,965	3,778
	OPAP SA	238,647	2,756
*	National Bank of Greece SA	895,091	2,065
	Bank of Cyprus plc	850,854	1,165
	Public Power Corp. SA	126,100	1,075
	Hellenic Telecommunications Organization SA	177,023	974
*	Alpha Bank AE	574,942	764
	Hellenic Telecommunications Organization SA ADR	142,377	398
*	EFG Eurobank Ergasias SA	376,799	346
*	National Bank of Greece SA ADR	488,812	265
			13,586
Ireland (0.4%)
	CRH plc	750,716	13,551
*	Elan Corp. plc	529,943	6,285
	Kerry Group plc Class A	148,729	5,515
*	Ryanair Holdings plc ADR	67,388	1,939
	WPP plc ADR	22,861	1,185
*	Ryanair Holdings plc	51,347	241
*,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			28,716
Italy (3.7%)
	ENI SPA	2,536,663	56,070
	Enel SPA	6,940,697	32,747
	Assicurazioni Generali SPA	1,233,822	22,076
	Intesa Sanpaolo SPA (Registered)	10,615,320	18,736
	UniCredit SPA	14,259,996	16,547
	Saipem SPA	277,867	12,416
	Telecom Italia SPA (Registered)	9,927,386	12,352
	Snam Rete Gas SPA	1,694,507	8,283
	Tenaris SA	498,042	7,947
*	Fiat Industrial SPA	805,518	7,013
	Telecom Italia SPA (Bearer)	6,351,951	6,666
	Atlantia SPA	328,601	5,005
	Fiat SPA	805,518	4,933
	Terna Rete Elettrica Nazionale SPA	1,257,853	4,834
	Mediobanca SPA	539,613	4,274
	Enel Green Power SPA	1,833,252	4,207
	Luxottica Group SPA	120,205	3,542
	Prysmian SPA	217,735	3,292
	Unione di Banche Italiane SCPA	851,124	3,225
	Finmeccanica SPA	436,443	2,991
	Mediaset SPA	761,057	2,804
	Banco Popolare SC	1,843,290	2,736
	Banca Monte dei Paschi di Siena SPA	4,666,480	2,167
	Pirelli & C SPA	242,874	2,143
	A2A SPA	1,205,928	1,649
	Intesa Sanpaolo SPA (Bearer)	1,024,399	1,476
	Autogrill SPA	125,202	1,448
	Exor SPA	65,746	1,435
^	Banca Carige SPA	653,191	1,277
	Parmalat SPA	357,207	793
			255,084
Netherlands (3.9%)
	Unilever NV	1,719,248	59,355
*	ING Groep NV	4,037,122	34,804
	Koninklijke Philips Electronics NV	1,068,866	22,250
	Koninklijke KPN NV	1,617,166	21,173
	ASML Holding NV	454,302	19,058
	Koninklijke Ahold NV	1,227,390	15,682
	Heineken NV	275,308	13,343

4

Vanguard® European Stock Index Fund Schedule of Investments October 31, 2011

			Market
			Value
		Shares	($000)
	Akzo Nobel NV	244,462	12,854
	Reed Elsevier NV	722,787	8,876
*	Aegon NV	1,805,488	8,610
	Koninklijke DSM NV	163,849	8,384
	Wolters Kluwer NV	312,244	5,510
	Heineken Holding NV	121,495	5,197
	Randstad Holding NV	127,802	4,537
	Fugro NV	71,889	4,222
	SBM Offshore NV	174,293	3,830
	Koninklijke Vopak NV	72,926	3,759
	Corio NV	63,782	3,241
	TNT Express NV	363,134	3,081
	Koninklijke Boskalis Westminster NV	76,625	2,678
	Delta Lloyd NV	103,647	1,820
	PostNL NV	353,622	1,791
			264,055
Norway (1.5%)
	Statoil ASA	1,178,508	29,904
	Telenor ASA	791,289	14,095
	DnB NOR ASA	1,033,214	11,951
	Seadrill Ltd.	347,746	11,420
	Yara International ASA	200,127	9,464
	Orkla ASA	822,297	7,129
*	Subsea 7 SA	292,503	6,307
	Norsk Hydro ASA	968,205	5,015
	Gjensidige Forsikring ASA	209,516	2,297
	Aker Solutions ASA	175,699	2,020
*,^	Renewable Energy Corp. ASA	542,371	523
			100,125
Portugal (0.4%)
	EDP - Energias de Portugal SA	2,046,298	6,429
	Galp Energia SGPS SA Class B	249,151	5,124
	Portugal Telecom SGPS SA	704,082	5,035
	Jeronimo Martins SGPS SA	229,726	3,939
	Cimpor Cimentos de Portugal SGPS SA	210,639	1,558
*	EDP Renovaveis SA	220,095	1,315
^	Banco Espirito Santo SA	530,481	1,138
*,^	Banco Comercial Portugues SA	3,286,251	695
			25,233
Spain (5.3%)
	Telefonica SA	4,341,292	92,260
	Banco Santander SA	8,901,893	75,344
	Banco Bilbao Vizcaya Argentaria SA	4,558,687	41,028
	Iberdrola SA	4,162,534	30,116
	Repsol YPF SA	840,716	25,305
	Inditex SA	231,675	21,031
	Abertis Infraestructuras SA	407,263	6,702
	Gas Natural SDG SA	342,785	6,372
	Amadeus IT Holding SA	309,262	5,829
	ACS Actividades de Construccion y Servicios SA	149,000	5,645
	Red Electrica Corp. SA	116,350	5,605
	Ferrovial SA	388,848	4,942
	Banco Popular Espanol SA	1,017,721	4,658
*	Bankia SA	907,499	4,590
	Banco de Sabadell SA	1,163,720	4,174
	CaixaBank	771,460	3,761
	Enagas SA	190,133	3,739
	Mapfre SA	785,946	2,872
*	Grifols SA	150,944	2,806
*	Distribuidora Internacional de Alimentacion SA	604,907	2,766
	Acciona SA	26,649	2,520
*	International Consolidated Airlines Group SA	937,447	2,483
	Zardoya Otis SA	153,742	2,071

5

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Indra Sistemas SA	104,332	1,748
^ Acerinox SA	108,812	1,440
^ Fomento de Construcciones y Contratas SA	52,797	1,367
Bankinter SA	206,897	1,263
Mediaset Espana Comunicacion SA	179,244	1,186
Telefonica SA ADR	8,512	182
		363,805
Sweden (4.7%)
Hennes & Mauritz AB Class B	1,077,218	35,617
Telefonaktiebolaget LM Ericsson Class B	3,178,860	33,135
Nordea Bank AB	2,771,133	25,164
Volvo AB Class B	1,454,560	18,104
TeliaSonera AB	2,289,623	15,915
Atlas Copco AB Class A	707,725	15,386
Svenska Handelsbanken AB Class A	519,126	14,909
Sandvik AB	1,070,766	14,719
Swedbank AB Class A	856,259	11,988
Skandinaviska Enskilda Banken AB Class A	1,499,579	9,401
Investor AB Class B	480,346	9,394
SKF AB	410,644	9,101
Svenska Cellulosa AB Class B	603,911	8,816
Millicom International Cellular SA	79,908	8,813
Assa Abloy AB Class B	333,338	8,095
Atlas Copco AB Class B	411,471	7,996
Swedish Match AB	226,696	7,828
Tele2 AB	334,640	7,047
Skanska AB Class B	420,913	6,873
Alfa Laval AB	356,453	6,639
Scania AB Class B	340,428	5,712
Getinge AB	212,534	5,513
Electrolux AB Class B	256,093	4,769
Kinnevik Investment AB Class B	216,187	4,518
Boliden AB	286,525	4,073
Hexagon AB Class B	265,477	4,069
Securitas AB Class B	326,384	2,974
Ratos AB	201,392	2,679
Modern Times Group AB Class B	50,192	2,654
Husqvarna AB	467,015	2,372
Holmen AB	56,538	1,600
SSAB AB Class A	155,168	1,500
Industrivarden AB	119,850	1,493
		318,866
Switzerland (13.1%)
Nestle SA	3,655,165	211,406
Novartis AG	2,462,065	138,701
Roche Holding AG	741,281	121,622
* UBS AG	3,840,803	48,541
ABB Ltd.	2,311,988	43,524
Zurich Financial Services AG	153,635	35,404
Credit Suisse Group AG	1,201,763	34,660
Cie Financiere Richemont SA	550,684	31,370
Syngenta AG	99,623	30,357
Swiss Re AG	370,359	20,221
Transocean Ltd.	338,665	19,139
Holcim Ltd.	259,186	16,413
Swatch Group AG (Bearer)	32,595	13,722
2 Synthes Inc.	69,009	11,540
SGS SA	5,770	9,898
Swisscom AG	24,460	9,854
Geberit AG	40,051	8,202
Julius Baer Group Ltd.	217,654	8,178
Givaudan SA	8,761	7,968
Kuehne & Nagel International AG	57,254	7,093
Adecco SA	138,918	6,672

6

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Schindler Holding AG (Bearer)	51,250	6,002
Sonova Holding AG	51,985	5,497
Actelion Ltd.	118,326	4,383
Lindt & Spruengli AG	119	4,382
Sika AG	2,141	4,196
Baloise Holding AG	50,713	4,131
Swiss Life Holding AG	32,383	3,977
Lonza Group AG	53,660	3,569
Swatch Group AG (Registered)	45,298	3,340
Aryzta AG	62,723	3,024
Sulzer AG	24,990	2,913
Lindt & Spruengli AG	938	2,895
Schindler Holding AG (Registered)	22,559	2,648
GAM Holding AG	218,779	2,616
Pargesa Holding SA	28,170	2,200
Straumann Holding AG	8,476	1,492
Aryzta AG	26,121	1,250
		893,000
United Kingdom (34.9%)
HSBC Holdings plc	18,793,862	163,985
Vodafone Group plc	52,362,052	145,395
BP plc	19,264,977	141,770
GlaxoSmithKline plc	5,443,605	122,169
Royal Dutch Shell plc Class B	2,843,241	102,012
British American Tobacco plc	2,097,446	96,170
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,410,545	85,477
Rio Tinto plc	1,504,263	81,380
BG Group plc	3,576,548	77,555
BHP Billiton plc	2,256,562	71,059
AstraZeneca plc	1,454,769	69,843
Standard Chartered plc	2,508,337	58,531
Tesco plc	8,487,044	54,720
Diageo plc	2,641,768	54,674
Anglo American plc	1,395,163	51,148
Royal Dutch Shell plc Class A	1,381,441	48,938
Unilever plc	1,354,008	45,387
Imperial Tobacco Group plc	1,074,566	39,144
Barclays plc	12,235,345	37,929
National Grid plc	3,701,866	36,805
SABMiller plc	1,003,623	36,553
Xstrata plc	2,188,930	36,461
Reckitt Benckiser Group plc	652,265	33,481
Prudential plc	2,689,817	27,784
Centrica plc	5,436,240	25,880
BT Group plc	8,218,789	24,798
* Lloyds Banking Group plc	43,625,882	22,560
Rolls-Royce Holdings plc	1,974,317	22,224
SSE plc	989,099	21,371
Tullow Oil plc	943,827	21,206
Shire plc	592,463	18,595
Compass Group plc	1,999,409	18,157
Aviva plc	3,016,659	16,458
BAE Systems plc	3,604,745	15,986
Pearson plc	861,948	15,835
Experian plc	1,063,547	13,817
British Sky Broadcasting Group plc	1,199,910	13,530
ARM Holdings plc	1,422,690	13,349
WPP plc	1,221,803	12,647
WM Morrison Supermarkets plc	2,349,166	11,392
Reed Elsevier plc	1,281,151	10,968
Legal & General Group plc	6,181,197	10,889
Randgold Resources Ltd.	96,790	10,586
Kingfisher plc	2,481,845	10,283
Old Mutual plc	5,844,748	10,276

7

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Burberry Group plc	460,607	9,888
Land Securities Group plc	811,194	8,878
Wolseley plc	303,536	8,753
Smith & Nephew plc	952,656	8,720
International Power plc	1,602,835	8,695
Marks & Spencer Group plc	1,661,286	8,565
Standard Life plc	2,466,609	8,508
Antofagasta plc	414,623	7,717
Aggreko plc	277,734	7,614
Capita Group plc	649,745	7,581
Next plc	182,231	7,469
British Land Co. plc	889,694	7,279
* Royal Bank of Scotland Group plc	18,523,524	7,149
Carnival plc	192,009	7,026
United Utilities Group plc	718,110	7,000
* Cairn Energy plc	1,473,216	6,958
Johnson Matthey plc	229,072	6,890
Weir Group plc	224,581	6,881
Resolution Ltd.	1,554,867	6,843
Associated British Foods plc	374,704	6,651
RSA Insurance Group plc	3,683,076	6,578
Smiths Group plc	418,218	6,419
Petrofac Ltd.	274,827	6,313
Sage Group plc	1,400,335	6,246
^ Glencore International plc	885,817	6,201
J Sainsbury plc	1,277,747	6,123
Severn Trent plc	250,290	6,092
G4S plc	1,495,116	5,846
Intercontinental Hotels Group plc	306,127	5,650
Intertek Group plc	165,818	5,467
AMEC plc	349,791	5,184
Fresnillo plc	190,573	5,167
Rexam plc	928,712	5,148
Whitbread plc	186,723	4,962
GKN plc	1,608,281	4,889
Hammerson plc	744,470	4,864
Vodafone Group plc ADR	172,854	4,812
Man Group plc	2,002,195	4,786
BP plc ADR	107,228	4,737
Bunzl plc	344,620	4,458
Serco Group plc	518,556	4,318
Babcock International Group plc	376,114	4,251
Admiral Group plc	215,318	4,061
* ITV plc	3,870,437	3,966
ICAP plc	588,990	3,799
Inmarsat plc	487,682	3,679
Cobham plc	1,198,321	3,458
3i Group plc	1,047,184	3,451
Kazakhmys plc	227,833	3,368
Segro plc	798,113	3,121
Invensys plc	860,946	3,115
Capital Shopping Centres Group plc	589,753	3,113
Investec plc	512,900	3,107
Lonmin plc	171,337	2,980
Balfour Beatty plc	726,111	2,929
Eurasian Natural Resources Corp. plc	271,030	2,855
Schroders plc	118,389	2,710
Vedanta Resources plc	128,574	2,624
London Stock Exchange Group plc	151,137	2,182
* Essar Energy plc	329,618	1,616
TUI Travel plc	502,879	1,376

		2,390,263

Total Common Stocks (Cost $10,024,716)		6,830,478

8

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2011

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
3,4	Vanguard Market Liquidity Fund	0.128%		49,244,178	49,244

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Bank Discount Notes	0.075%	11/16/11	2,000	2,000
5,6	Federal Home Loan Bank Discount Notes	0.040%	12/21/11	1,000	1,000
6	United States Treasury Bill	0.108%	12/29/11	800	800
					3,800
Total Temporary Cash Investments (Cost $53,044)					53,044
Total Investments (100.6%) (Cost $10,077,760)					6,883,522
Other Assets and Liabilities—Net (-0.6%)[4]					(39,204)
Net Assets (100%)					6,844,318

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $22,599,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of this security represented 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $24,999,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

9

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)

Common Stocks (99.0%)[1]
Australia (25.7%)
	BHP Billiton Ltd.	3,561,522	139,415
	Commonwealth Bank of Australia	1,728,525	88,795
	Westpac Banking Corp.	3,337,723	77,457
	Australia & New Zealand Banking Group Ltd.	2,879,894	65,076
	National Australia Bank Ltd.	2,406,364	64,273
	Wesfarmers Ltd.	1,114,685	37,820
	Rio Tinto Ltd.	483,145	34,687
	Woolworths Ltd.	1,348,723	33,715
	Newcrest Mining Ltd.	797,134	28,172
	Woodside Petroleum Ltd.	703,269	26,779
	Westfield Group	2,433,448	19,590
	QBE Insurance Group Ltd.	1,212,025	18,657
	Origin Energy Ltd.	1,182,003	17,812
	CSL Ltd.	584,116	17,593
	Telstra Corp. Ltd.	4,835,587	15,701
	AMP Ltd.	3,116,088	13,892
	Santos Ltd.	970,881	13,112
	Suncorp Group Ltd.	1,426,596	12,804
	Foster's Group Ltd.	2,150,914	12,030
	Brambles Ltd.	1,639,249	11,332
	Orica Ltd.	402,795	10,910
	Amcor Ltd.	1,364,064	9,980
	Macquarie Group Ltd.	384,321	9,895
	Stockland	2,637,897	8,711
	Westfield Retail Trust	3,211,126	8,558
	Coca-Cola Amatil Ltd.	628,490	8,113
	Transurban Group	1,443,406	7,918
	Iluka Resources Ltd.	462,956	7,697
	AGL Energy Ltd.	510,311	7,689
	Insurance Australia Group Ltd.	2,307,909	7,609
	Fortescue Metals Group Ltd.	1,385,310	6,958
	QR National Ltd.	1,888,048	6,523
	Incitec Pivot Ltd.	1,799,851	6,519
	GPT Group	1,949,227	6,433
	ASX Ltd.	193,846	6,224
	WorleyParsons Ltd.	213,499	6,197
	Wesfarmers Ltd. Price Protected Shares	168,692	5,780
	Asciano Ltd.	3,256,806	5,206
	Goodman Group	7,817,271	5,080
	Mirvac Group	3,807,948	4,987
	Lend Lease Group	599,122	4,875
	Sonic Healthcare Ltd.	411,069	4,750
	Dexus Property Group	5,337,998	4,749
	OZ Minerals Ltd.	358,400	4,304
	Crown Ltd.	506,435	4,267
	Alumina Ltd.	2,702,673	4,117
	Bendigo and Adelaide Bank Ltd.	406,576	4,015
	CFS Retail Property Trust	2,060,199	3,927
	Computershare Ltd.	493,301	3,899
	Cochlear Ltd.	63,161	3,878
	Leighton Holdings Ltd.	167,944	3,815
	Toll Holdings Ltd.	747,287	3,775
	Metcash Ltd.	857,141	3,751
	Tatts Group Ltd.	1,468,072	3,572
	Boral Ltd.	808,274	3,300
*	James Hardie Industries SE	486,951	3,154
	MacArthur Coal Ltd.	184,281	3,125
*	Echo Entertainment Group Ltd.	764,773	2,969
	Ramsay Health Care Ltd.	146,958	2,889
^	Fairfax Media Ltd.	2,492,524	2,417
*,^	Lynas Corp. Ltd.	1,896,279	2,346

10

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	TABCORP Holdings Ltd.	762,797	2,345
*	Qantas Airways Ltd.	1,243,870	2,080
	Caltex Australia Ltd.	149,090	2,071
	OneSteel Ltd.	1,474,880	1,876
	Sims Metal Management Ltd. ADR	127,682	1,831
	Newcrest Mining Ltd. ADR	51,388	1,801
	BlueScope Steel Ltd.	2,051,069	1,794
	SP AusNet	1,533,803	1,599
	MAp Group	406,025	1,449
^	Harvey Norman Holdings Ltd.	593,019	1,343
*	Paladin Energy Ltd.	785,392	1,199
	Sims Metal Management Ltd.	55,143	795
			993,776
Hong Kong (7.9%)
	AIA Group Ltd.	9,346,224	28,578
	Hutchison Whampoa Ltd.	2,363,599	21,619
	Sun Hung Kai Properties Ltd.	1,567,121	21,577
	Hong Kong Exchanges and Clearing Ltd.	1,137,646	19,285
	Cheung Kong Holdings Ltd.	1,541,408	19,107
	CLP Holdings Ltd.	2,133,047	19,001
	Li & Fung Ltd.	6,297,362	12,136
	Hong Kong & China Gas Co. Ltd.	5,264,790	11,870
	Power Assets Holdings Ltd.	1,538,665	11,692
^	Hang Seng Bank Ltd.	848,169	10,937
	Hang Lung Properties Ltd.	2,726,242	9,928
	BOC Hong Kong Holdings Ltd.	4,098,492	9,746
	Swire Pacific Ltd. Class A	803,727	9,288
	Wharf Holdings Ltd.	1,682,871	8,952
	Link REIT	2,471,476	8,488
*	Sands China Ltd.	2,672,400	8,031
^	Bank of East Asia Ltd.	1,719,022	6,289
	Hang Lung Group Ltd.	970,181	5,896
	Henderson Land Development Co. Ltd.	1,046,034	5,718
	MTR Corp.	1,610,603	5,199
^	Wynn Macau Ltd.	1,717,600	4,812
	Sino Land Co. Ltd.	2,926,114	4,625
	SJM Holdings Ltd.	1,840,000	3,154
	Shangri-La Asia Ltd.	1,566,092	3,146
	Wheelock & Co. Ltd.	1,012,647	2,975
	Kerry Properties Ltd.	802,640	2,946
	New World Development Co. Ltd.	2,656,545	2,799
*,^,2	Galaxy Entertainment Group Ltd.	1,372,000	2,775
	Cheung Kong Infrastructure Holdings Ltd.	499,854	2,678
	Hysan Development Co. Ltd.	702,187	2,450
	ASM Pacific Technology Ltd.	219,641	2,412
	Cathay Pacific Airways Ltd.	1,318,220	2,393
	Yue Yuen Industrial Holdings Ltd.	816,717	2,326
	NWS Holdings Ltd.	1,508,022	2,287
	Esprit Holdings Ltd.	1,368,600	1,979
	Wing Hang Bank Ltd.	197,893	1,787
	PCCW Ltd.	4,403,653	1,760
	Lifestyle International Holdings Ltd.	654,044	1,751
	Hopewell Holdings Ltd.	622,323	1,616
*	Foxconn International Holdings Ltd.	2,375,816	1,591
	Orient Overseas International Ltd.	243,565	1,099
*	New World Development Co. Ltd. Rights	1,328,272	453
			307,151
Japan (60.0%)
	Toyota Motor Corp.	3,059,183	101,567
	Mitsubishi UFJ Financial Group Inc.	14,124,220	61,383
	Canon Inc.	1,257,359	57,081
	Honda Motor Co. Ltd.	1,808,054	54,068
	Sumitomo Mitsui Financial Group Inc.	1,489,861	41,644
	Takeda Pharmaceutical Co. Ltd.	875,817	39,483

11

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Mizuho Financial Group Inc.	25,292,337	35,401
FANUC Corp.	212,639	34,382
Mitsubishi Corp.	1,557,172	32,026
Softbank Corp.	960,231	31,165
NTT DoCoMo Inc.	16,940	30,086
Mitsui & Co. Ltd.	1,926,380	28,115
Nippon Telegraph & Telephone Corp.	530,123	27,193
Hitachi Ltd.	5,012,404	26,858
Komatsu Ltd.	1,051,578	26,000
Nissan Motor Co. Ltd.	2,755,532	25,336
Japan Tobacco Inc.	4,992	24,951
Panasonic Corp.	2,446,711	24,734
KDDI Corp.	3,235	23,698
Mitsubishi Estate Co. Ltd.	1,389,005	23,526
Shin-Etsu Chemical Co. Ltd.	454,881	23,360
Sony Corp.	1,113,329	23,228
East Japan Railway Co.	376,837	22,847
Seven & I Holdings Co. Ltd.	836,479	22,322
Mitsubishi Electric Corp.	2,142,896	19,829
Toshiba Corp.	4,469,214	19,492
Tokio Marine Holdings Inc.	802,188	19,128
Astellas Pharma Inc.	492,568	18,015
Bridgestone Corp.	722,132	16,932
Nintendo Co. Ltd.	110,061	16,605
Denso Corp.	538,640	16,565
ITOCHU Corp.	1,668,727	16,504
Inpex Corp.	2,432	16,056
Sumitomo Corp.	1,247,507	15,446
Mitsui Fudosan Co. Ltd.	928,322	15,438
Kao Corp.	584,097	15,323
Nomura Holdings Inc.	3,922,054	14,944
Kyocera Corp.	169,744	14,922
Nippon Steel Corp.	5,670,270	14,784
Daiichi Sankyo Co. Ltd.	747,304	14,516
JX Holdings Inc.	2,490,539	14,507
Central Japan Railway Co.	1,669	14,198
Chubu Electric Power Co. Inc.	756,833	13,847
Mitsubishi Heavy Industries Ltd.	3,362,617	13,701
FUJIFILM Holdings Corp.	513,594	12,570
Murata Manufacturing Co. Ltd.	224,867	12,561
MS&AD Insurance Group Holdings	632,962	12,397
Kansai Electric Power Co. Inc.	832,665	12,283
Tokyo Gas Co. Ltd.	2,832,233	12,196
Sumitomo Mitsui Trust Holdings Inc.	3,460,455	11,842
Keyence Corp.	45,979	11,688
Toray Industries Inc.	1,626,172	11,574
Dai-ichi Life Insurance Co. Ltd.	9,984	11,370
Kirin Holdings Co. Ltd.	911,261	11,149
Eisai Co. Ltd.	279,895	11,101
Fujitsu Ltd.	2,067,530	11,056
Secom Co. Ltd.	232,892	11,014
Marubeni Corp.	1,834,703	10,679
Kubota Corp.	1,286,452	10,595
Fast Retailing Co. Ltd.	58,821	10,566
Hoya Corp.	482,965	10,551
Sharp Corp.	1,107,523	10,209
Tokyo Electron Ltd.	190,685	10,141
ORIX Corp.	116,070	10,130
Nidec Corp.	120,631	9,913
Asahi Glass Co. Ltd.	1,118,824	9,797
JFE Holdings Inc.	510,816	9,722
Terumo Corp.	187,506	9,527
Resona Holdings Inc.	2,097,516	9,402
SMC Corp.	59,906	9,318

12

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Sumitomo Electric Industries Ltd.	836,591	9,276
Mitsubishi Chemical Holdings Corp.	1,505,054	9,123
Rakuten Inc.	8,041	8,815
Asahi Group Holdings Ltd.	428,711	8,776
Aeon Co. Ltd.	666,095	8,712
Nikon Corp.	378,160	8,467
Asahi Kasei Corp.	1,400,989	8,308
Ajinomoto Co. Inc.	738,475	8,267
Sumitomo Realty & Development Co. Ltd.	396,920	8,227
NKSJ Holdings Inc.	409,047	8,181
West Japan Railway Co.	188,900	8,004
Sumitomo Metal Mining Co. Ltd.	581,122	7,999
Suzuki Motor Corp.	373,974	7,932
Osaka Gas Co. Ltd.	2,075,164	7,852
Nitto Denko Corp.	183,501	7,709
Daikin Industries Ltd.	260,140	7,698
Yamato Holdings Co. Ltd.	441,914	7,326
Shiseido Co. Ltd.	399,092	7,305
Daito Trust Construction Co. Ltd.	80,669	7,147
Otsuka Holdings Co. Ltd.	278,200	7,139
Sumitomo Metal Industries Ltd.	3,737,423	7,029
Aisin Seiki Co. Ltd.	212,114	6,709
Daiwa House Industry Co. Ltd.	531,530	6,661
Yamada Denki Co. Ltd.	90,869	6,535
Dai Nippon Printing Co. Ltd.	623,691	6,533
Odakyu Electric Railway Co. Ltd.	694,915	6,511
JGC Corp.	230,396	6,491
Daiwa Securities Group Inc.	1,845,398	6,457
Sumitomo Chemical Co. Ltd.	1,748,177	6,452
* NEC Corp.	2,878,035	6,404
T&D Holdings Inc.	641,240	6,357
^ Kintetsu Corp.	1,807,138	6,340
Shizuoka Bank Ltd.	648,162	6,289
Bank of Yokohama Ltd.	1,358,400	6,219
JS Group Corp.	295,039	6,187
Tokyu Corp.	1,262,850	6,095
Ricoh Co. Ltd.	741,880	6,080
Dentsu Inc.	200,222	6,029
Kyushu Electric Power Co. Inc.	446,751	5,914
Nippon Building Fund Inc.	612	5,910
Tokyo Electric Power Co. Inc.	1,604,564	5,886
Sekisui House Ltd.	639,495	5,725
* Mitsubishi Motors Corp.	4,282,141	5,657
Unicharm Corp.	125,984	5,642
Toyota Industries Corp.	198,335	5,576
Isuzu Motors Ltd.	1,314,729	5,573
TDK Corp.	136,384	5,561
Tohoku Electric Power Co. Inc.	501,305	5,539
Oriental Land Co. Ltd.	55,702	5,536
Rohm Co. Ltd.	106,580	5,430
Tobu Railway Co. Ltd.	1,136,988	5,426
Kuraray Co. Ltd.	383,865	5,374
Yahoo Japan Corp.	16,193	5,201
Shikoku Electric Power Co. Inc.	203,177	5,194
Chiba Bank Ltd.	845,620	5,174
Sega Sammy Holdings Inc.	235,498	5,120
Mitsui OSK Lines Ltd.	1,269,308	4,891
Chugoku Electric Power Co. Inc.	328,594	4,889
Omron Corp.	226,255	4,876
Toppan Printing Co. Ltd.	620,764	4,827
Ono Pharmaceutical Co. Ltd.	91,200	4,773
Dena Co. Ltd.	109,300	4,718
Keikyu Corp.	522,193	4,690
NTT Data Corp.	1,396	4,680

13

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	OJI Paper Co. Ltd.	944,340	4,671
	Kobe Steel Ltd.	2,779,025	4,648
	Makita Corp.	123,961	4,628
	Shionogi & Co. Ltd.	331,563	4,513
*	Yamaha Motor Co. Ltd.	308,721	4,422
	Keio Corp.	641,085	4,395
	Japan Real Estate Investment Corp.	515	4,393
	Mitsubishi Tanabe Pharma Corp.	249,608	4,318
	Nippon Yusen KK	1,699,747	4,287
	Isetan Mitsukoshi Holdings Ltd.	414,691	4,224
	Trend Micro Inc.	117,356	4,197
	Fuji Heavy Industries Ltd.	649,534	4,117
	Shimano Inc.	82,820	4,094
	Kawasaki Heavy Industries Ltd.	1,575,339	4,017
	Nitori Holdings Co. Ltd.	41,452	3,964
	Nippon Electric Glass Co. Ltd.	440,006	3,947
	Chugai Pharmaceutical Co. Ltd.	247,524	3,877
	Konica Minolta Holdings Inc.	530,468	3,859
	JSR Corp.	199,951	3,817
	Lawson Inc.	67,134	3,778
	Sekisui Chemical Co. Ltd.	480,896	3,774
	Toyota Tsusho Corp.	234,951	3,708
	Daihatsu Motor Co. Ltd.	210,646	3,707
	NSK Ltd.	490,240	3,705
^	Olympus Corp.	241,187	3,675
	Nippon Express Co. Ltd.	945,712	3,656
	Teijin Ltd.	1,037,481	3,622
	TonenGeneral Sekiyu KK	314,300	3,547
*,^	Mazda Motor Corp.	1,680,482	3,532
	Sumitomo Heavy Industries Ltd.	610,274	3,466
	Kurita Water Industries Ltd.	124,618	3,432
	Hirose Electric Co. Ltd.	35,722	3,423
	Brother Industries Ltd.	260,193	3,396
	Konami Corp.	103,775	3,382
	MEIJI Holdings Co. Ltd.	76,504	3,354
	IHI Corp.	1,471,195	3,351
	Benesse Holdings Inc.	77,029	3,347
	Fukuoka Financial Group Inc.	859,418	3,328
	Obayashi Corp.	724,262	3,325
	Ube Industries Ltd.	1,125,684	3,300
	Mitsubishi Materials Corp.	1,232,805	3,277
	Gree Inc.	101,200	3,266
	Electric Power Development Co. Ltd.	130,234	3,242
	NGK Insulators Ltd.	280,978	3,239
	Japan Retail Fund Investment Corp.	2,089	3,234
	Sony Financial Holdings Inc.	192,700	3,206
	Kyowa Hakko Kirin Co. Ltd.	283,854	3,199
	Credit Saison Co. Ltd.	163,812	3,197
	Namco Bandai Holdings Inc.	213,864	3,101
	Sankyo Co. Ltd.	59,320	3,100
	Santen Pharmaceutical Co. Ltd.	82,538	3,080
	Bank of Kyoto Ltd.	359,188	3,051
	Showa Denko KK	1,669,976	3,030
	Joyo Bank Ltd.	723,017	3,029
	Taisei Corp.	1,132,639	3,026
	Kajima Corp.	939,173	3,015
	Yakult Honsha Co. Ltd.	107,163	3,011
	Mitsui Chemicals Inc.	911,812	2,990
	Hokuriku Electric Power Co.	187,391	2,985
	Ibiden Co. Ltd.	134,669	2,974
	Shimizu Corp.	660,867	2,844
	Hamamatsu Photonics KK	74,600	2,838
*	Taisho Pharmaceutical Holdings Co. Ltd.	40,128	2,833
	Mitsubishi Gas Chemical Co. Inc.	431,093	2,814

14

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
All Nippon Airways Co. Ltd.	923,688	2,781
Hisamitsu Pharmaceutical Co. Inc.	68,990	2,776
FamilyMart Co. Ltd.	70,322	2,765
TOTO Ltd.	331,738	2,758
Rinnai Corp.	36,336	2,715
JTEKT Corp.	247,017	2,701
Sysmex Corp.	80,500	2,646
Amada Co. Ltd.	397,398	2,636
THK Co. Ltd.	134,516	2,622
Hokuhoku Financial Group Inc.	1,397,083	2,611
Nisshin Seifun Group Inc.	209,834	2,579
Toho Gas Co. Ltd.	452,831	2,564
Hokkaido Electric Power Co. Inc.	204,131	2,560
Hachijuni Bank Ltd.	460,180	2,558
Toyo Seikan Kaisha Ltd.	166,838	2,539
Nissin Foods Holdings Co. Ltd.	65,480	2,522
Nomura Research Institute Ltd.	111,960	2,518
Toyo Suisan Kaisha Ltd.	98,498	2,514
Mitsubishi UFJ Lease & Finance Co. Ltd.	64,859	2,513
Chugoku Bank Ltd.	191,088	2,503
^ Nippon Paper Group Inc.	109,103	2,500
Iyo Bank Ltd.	265,864	2,494
Hiroshima Bank Ltd.	545,205	2,425
Shimamura Co. Ltd.	24,177	2,418
Kamigumi Co. Ltd.	274,548	2,397
Nippon Meat Packers Inc.	191,426	2,386
Japan Steel Works Ltd.	344,632	2,362
Sumitomo Rubber Industries Ltd.	188,745	2,358
Miraca Holdings Inc.	61,700	2,353
J Front Retailing Co. Ltd.	536,113	2,348
Stanley Electric Co. Ltd.	160,255	2,345
NTN Corp.	528,901	2,336
Sojitz Corp.	1,374,478	2,333
^ Hitachi Construction Machinery Co. Ltd.	119,938	2,307
Nabtesco Corp.	105,000	2,300
* Yokogawa Electric Corp.	240,414	2,248
Shimadzu Corp.	263,941	2,247
Idemitsu Kosan Co. Ltd.	24,021	2,247
Kansai Paint Co. Ltd.	238,664	2,240
Gunma Bank Ltd.	432,254	2,212
Asics Corp.	164,772	2,184
NGK Spark Plug Co. Ltd.	175,963	2,181
Toho Co. Ltd.	126,474	2,175
Nippon Sheet Glass Co. Ltd.	1,006,146	2,170
Takashimaya Co. Ltd.	294,981	2,094
Hitachi Chemical Co. Ltd.	116,557	2,071
Nishi-Nippon City Bank Ltd.	753,688	2,055
^ GS Yuasa Corp.	391,998	2,054
Yaskawa Electric Corp.	238,873	2,052
Yamaguchi Financial Group Inc.	230,052	2,050
SBI Holdings Inc.	24,595	2,048
Hitachi Metals Ltd.	180,331	2,045
Air Water Inc.	160,107	2,032
Taiyo Nippon Sanso Corp.	285,193	2,027
USS Co. Ltd.	24,511	2,026
Keisei Electric Railway Co. Ltd.	299,950	2,020
Tokyu Land Corp.	475,540	2,002
Denki Kagaku Kogyo KK	524,643	1,996
Furukawa Electric Co. Ltd.	709,157	1,981
Chiyoda Corp.	171,000	1,969
NOK Corp.	115,042	1,947
Advantest Corp.	166,927	1,943
McDonald's Holdings Co. Japan Ltd.	73,899	1,942
Kikkoman Corp.	175,537	1,941

15

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Dainippon Sumitomo Pharma Co. Ltd.	177,047	1,940
	Daido Steel Co. Ltd.	314,706	1,907
	Marui Group Co. Ltd.	245,187	1,906
	Jupiter Telecommunications Co. Ltd.	1,939	1,892
	Suzuken Co. Ltd.	78,650	1,882
	Tsumura & Co.	66,813	1,879
	Seiko Epson Corp.	142,794	1,877
	Aeon Mall Co. Ltd.	80,820	1,874
	Daicel Corp.	325,140	1,846
	Tosoh Corp.	562,152	1,827
	Fuji Electric Co. Ltd.	623,927	1,821
	Japan Prime Realty Investment Corp.	755	1,808
	Yamaha Corp.	176,626	1,788
*	Elpida Memory Inc.	287,403	1,786
	Yamazaki Baking Co. Ltd.	132,113	1,751
	Nomura Real Estate Holdings Inc.	105,817	1,706
	Ushio Inc.	114,775	1,697
	Hino Motors Ltd.	288,656	1,695
	Shinsei Bank Ltd.	1,541,144	1,694
	Suruga Bank Ltd.	201,422	1,679
	Kaneka Corp.	311,582	1,671
	Kawasaki Kisen Kaisha Ltd.	811,270	1,655
	Cosmo Oil Co. Ltd.	659,406	1,650
	Casio Computer Co. Ltd.	266,322	1,631
	Aozora Bank Ltd.	644,514	1,629
	Alfresa Holdings Corp.	43,279	1,621
	Nomura Real Estate Office Fund Inc. Class A	301	1,606
	Koito Manufacturing Co. Ltd.	106,000	1,598
	Citizen Holdings Co. Ltd.	293,127	1,555
	Showa Shell Sekiyu KK	211,685	1,532
	MediPal Holdings Corp.	163,608	1,526
	NHK Spring Co. Ltd.	160,269	1,467
	Oracle Corp. Japan	41,887	1,445
	Hitachi High-Technologies Corp.	69,133	1,445
	Hakuhodo DY Holdings Inc.	26,177	1,422
	Itochu Techno-Solutions Corp.	31,927	1,382
	Mitsubishi Logistics Corp.	123,466	1,358
	Square Enix Holdings Co. Ltd.	70,475	1,339
	Minebea Co. Ltd.	372,016	1,326
*	Sumco Corp.	130,045	1,315
	Aeon Credit Service Co. Ltd.	84,803	1,265
	Japan Petroleum Exploration Co.	31,741	1,254
	Toyoda Gosei Co. Ltd.	69,875	1,233
	Mitsui Engineering & Shipbuilding Co. Ltd.	772,352	1,227
	Otsuka Corp.	17,632	1,225
	Coca-Cola West Co. Ltd.	68,171	1,217
	Nisshin Steel Co. Ltd.	763,901	1,209
	Mabuchi Motor Co. Ltd.	27,033	1,185
	Kinden Corp.	143,192	1,176
	Maruichi Steel Tube Ltd.	52,180	1,169
	Yamato Kogyo Co. Ltd.	45,952	1,162
	ABC-Mart Inc.	29,236	1,145
	Seven Bank Ltd.	589	1,048
	Toyota Boshoku Corp.	72,785	882
	NTT Urban Development Corp.	1,280	881
			2,319,705
New Zealand (0.4%)
	Telecom Corp. of New Zealand Ltd.	2,117,245	4,323
	Fletcher Building Ltd.	753,526	4,018
	Auckland International Airport Ltd.	1,034,623	1,953
	Sky City Entertainment Group Ltd.	629,902	1,792
	Contact Energy Ltd.	396,255	1,786
			13,872

16

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2011

					Market
					Value
				Shares	($000)
Singapore (5.0%)
	Singapore Telecommunications Ltd.			8,830,220	22,326
	United Overseas Bank Ltd.			1,395,395	18,925
	DBS Group Holdings Ltd.			1,920,727	18,761
	Oversea-Chinese Banking Corp. Ltd.			2,782,983	18,632
	Keppel Corp. Ltd.			1,582,435	11,846
*	Genting Singapore plc			6,746,522	9,218
	Wilmar International Ltd.			2,126,176	9,181
	CapitaLand Ltd.			2,851,028	6,142
	Singapore Airlines Ltd.			597,290	5,534
	Singapore Press Holdings Ltd.			1,697,084	5,252
	Noble Group Ltd.			4,276,054	5,221
	Singapore Exchange Ltd.			950,107	5,071
	Fraser and Neave Ltd.			1,020,771	4,972
	City Developments Ltd.			557,551	4,808
	Jardine Cycle & Carriage Ltd.			118,229	4,250
	Hutchison Port Holdings Trust			5,816,197	3,859
	Singapore Technologies Engineering Ltd.			1,697,691	3,803
	Golden Agri-Resources Ltd.			7,415,926	3,796
	SembCorp Industries Ltd.			1,084,370	3,575
	Ascendas Real Estate Investment Trust			1,962,826	3,193
^	CapitaMall Trust			2,131,977	3,168
^	SembCorp Marine Ltd.			921,414	3,056
	Olam International Ltd.			1,470,403	2,945
*	Global Logistic Properties Ltd.			2,035,000	2,833
	ComfortDelGro Corp. Ltd.			2,066,723	2,290
	UOL Group Ltd.			505,345	1,787
	Keppel Land Ltd.			799,000	1,763
	CapitaMalls Asia Ltd.			1,496,000	1,612
	Yangzijiang Shipbuilding Holdings Ltd.			2,146,000	1,590
	StarHub Ltd.			673,945	1,509
^	Neptune Orient Lines Ltd.			1,004,688	901
^	Cosco Corp. Singapore Ltd.			1,120,007	896
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012			699,582	70

					192,785

Total Common Stocks (Cost $5,323,237)					3,827,289

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
3,4	Vanguard Market Liquidity Fund	0.128%		60,811,288	60,811

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Fannie Mae Discount Notes	0.080%	12/19/11	1,000	1,000
7	Federal Home Loan Bank Discount Notes	0.030%	11/23/11	600	600
5,6	Freddie Mac Discount Notes	0.100%	1/12/12	1,000	1,000

					2,600

Total Temporary Cash Investments (Cost $63,411)					63,411

Total Investments (100.7%) (Cost $5,386,648)					3,890,700
Other Assets and Liabilities—Net (-0.7%)[4]					(25,682)

Net Assets (100%)					3,865,018

17

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2011

Market
Value
Shares	($000)

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $40,534,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of this security represented 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $43,391,000 of collateral received for securities on loan.
5 Securities with a value of $1,350,000 have been segregated as initial margin for open futures contracts.
6 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)

Common Stocks (99.7%)[1]
Brazil (15.4%)
Vale SA Class B ADR	24,249,600	572,291
Petroleo Brasileiro SA ADR Type A	22,388,198	566,198
Itau Unibanco Holding SA ADR	28,457,155	544,101
Petroleo Brasileiro SA ADR	16,270,144	439,457
Vale SA Class B ADR	15,668,434	398,135
Banco Bradesco SA ADR	21,866,330	397,967
Petroleo Brasileiro SA Prior Pfd.	27,963,628	349,861
Cia de Bebidas das Americas ADR	8,785,677	296,253
Petroleo Brasileiro SA	19,207,388	260,223
Vale SA Prior Pfd.	10,542,777	250,850
Itausa - Investimentos Itau SA Prior Pfd.	38,488,549	241,891
Itau Unibanco Holding SA Prior Pfd.	11,147,876	214,081
Banco Bradesco SA Prior Pfd.	11,420,572	206,879
BM&FBovespa SA	32,336,009	194,560
Vale SA	7,134,838	182,023
* OGX Petroleo e Gas Participacoes SA	21,525,267	180,291
Banco do Brasil SA	9,526,453	145,378
Cia de Bebidas das Americas Prior Pfd.	4,298,534	143,714
BRF - Brasil Foods SA	6,318,280	131,198
BRF - Brasil Foods SA ADR	5,274,695	111,032
Cielo SA	4,045,538	107,993
CCR SA	3,634,474	100,174
Ultrapar Participacoes SA	5,354,633	95,219
Redecard SA	5,506,434	91,536
Cia Siderurgica Nacional SA ADR	9,652,122	90,344
Banco Santander Brasil SA ADR	9,731,835	88,560
Telefonica Brasil SA Prior Pfd.	2,893,535	84,184
PDG Realty SA Empreendimentos e Participacoes	18,552,174	81,909
Cia Energetica de Minas Gerais ADR	4,690,198	79,921
Gerdau SA ADR	8,859,199	79,910
Souza Cruz SA	6,223,685	77,214
Bradespar SA Prior Pfd.	3,738,601	76,216
BR Malls Participacoes SA	6,644,805	72,182
^ Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,781,534	69,818
Telefonica Brasil SA ADR	2,332,548	67,691
Lojas Renner SA	2,010,011	61,113
Gerdau SA Prior Pfd.	6,168,600	55,655
Natura Cosmeticos SA	2,794,865	54,535
Embraer SA ADR	1,919,961	53,413
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	7,543,314	52,768
Metalurgica Gerdau SA Prior Pfd. Class A	4,439,648	50,012
Lojas Americanas SA Prior Pfd.	5,162,466	46,157
Cia Energetica de Sao Paulo Prior Pfd.	2,544,771	44,156
Cia Hering	1,969,833	44,116
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,798,059	42,312
CETIP SA - Balcao Organizado de Ativos e Derivativos	3,052,338	41,798
Cia de Saneamento Basico do Estado de Sao Paulo ADR	767,407	41,639
Tim Participacoes SA	7,792,418	40,077
Usinas Siderurgicas de Minas Gerais SA	2,795,066	39,659
Centrais Eletricas Brasileiras SA Prior Pfd.	2,761,719	37,963
* HRT Participacoes em Petroleo SA	76,773	37,831
* JBS SA	12,553,150	37,729
Centrais Eletricas Brasileiras SA	3,728,061	36,915
Cia Energetica de Minas Gerais Prior Pfd.	2,183,195	36,572
All America Latina Logistica SA	7,229,727	36,173
Cia Siderurgica Nacional SA	3,640,220	33,925
Tractebel Energia SA	2,070,187	33,148
Tim Participacoes SA ADR	1,247,788	32,492
MRV Engenharia e Participacoes SA	4,580,651	32,444
CPFL Energia SA	2,419,280	31,029
Cia Paranaense de Energia ADR	1,514,357	30,560

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Diagnosticos da America SA	3,774,500	30,427
Cosan SA Industria e Comercio	1,922,550	29,977
Banco do Estado do Rio Grande do Sul Prior Pfd.	2,833,422	29,905
Anhanguera Educacional Participacoes SA	1,963,528	29,175
Totvs SA	1,735,100	28,904
EDP - Energias do Brasil SA	1,308,905	28,300
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,517,423	27,399
Tele Norte Leste ADR	2,458,652	26,676
Klabin SA Prior Pfd.	7,134,661	26,222
Localiza Rent a Car SA	1,746,059	26,208
Fibria Celulose SA	2,904,016	26,083
Hypermarcas SA	4,495,448	24,456
AES Tiete SA Prior Pfd.	1,615,020	23,122
Vale Fertilizantes SA Prior Pfd.	1,592,467	22,475
Odontoprev SA	1,422,941	22,394
Multiplan Empreendimentos Imobiliarios SA	1,069,619	21,600
Duratex SA	3,872,214	21,269
Amil Participacoes SA	1,974,800	19,991
EcoRodovias Infraestrutura e Logistica SA	2,622,097	19,778
TAM SA Prior Pfd.	981,708	19,613
Porto Seguro SA	1,794,004	19,237
Tele Norte Leste Prior Pfd.	1,729,323	18,725
Gafisa SA	5,006,120	18,545
* MMX Mineracao e Metalicos SA	4,092,100	18,091
^ Centrais Eletricas Brasileiras SA ADR	1,279,457	17,848
Rossi Residencial SA	2,741,919	17,440
Brasil Telecom SA Prior Pfd.	2,485,268	17,125
Banco Santander Brasil SA	1,818,690	16,419
Telemar Norte Leste SA Prior Pfd.	595,550	16,241
Braskem SA Prior Pfd.	1,783,624	16,072
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	545,276	15,724
Brookfield Incorporacoes SA	3,962,447	15,440
Embraer SA	2,239,149	15,390
Brasil Telecom SA ADR	701,222	14,410
CPFL Energia SA ADR	550,101	14,297
Sul America SA	1,735,500	14,142
Cia de Saneamento Basico do Estado de Sao Paulo	513,582	14,009
Suzano Papel e Celulose SA Prior Pfd.	2,704,409	13,594
Tele Norte Leste	888,281	10,958
Gafisa SA ADR	1,428,196	10,626
^ Braskem SA ADR	542,190	9,781
Marfrig Alimentos SA	2,197,395	9,484
TAM SA ADR	466,160	9,365
B2W Cia Global Do Varejo	1,140,199	9,271
Gol Linhas Aereas Inteligentes SA Prior Pfd.	1,134,100	8,984
Cia Paranaense de Energia Prior Pfd.	360,739	7,232
Gol Linhas Aereas Inteligentes SA ADR	832,250	6,675
Centrais Eletricas Brasileiras SA ADR	623,224	6,201
Fibria Celulose SA ADR	429,806	3,812
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	84,945	3,288
		9,065,845
Chile (1.7%)
Empresas COPEC SA	7,680,164	117,733
Cencosud SA	15,452,993	99,370
Empresas CMPC SA	18,580,705	77,194
Sociedad Quimica y Minera de Chile SA ADR	1,275,828	74,636
Empresa Nacional de Electricidad SA ADR	1,331,258	64,220
Banco Santander Chile ADR	743,220	60,706
Lan Airlines SA	2,325,708	59,938
Enersis SA ADR	3,022,679	59,335
SACI Falabella	6,215,546	58,478
CAP SA	1,267,834	49,293
ENTEL Chile SA	1,815,217	35,908
Colbun SA	120,091,709	32,651

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Enersis SA	78,498,873	31,584
	Banco de Credito e Inversiones	516,582	28,890
	Empresa Nacional de Electricidad SA	17,474,993	27,933
	Sociedad Quimica y Minera de Chile SA Class B	396,954	23,854
	E.CL SA	8,454,735	23,118
	AES Gener SA	38,999,849	22,281
	Cia Cervecerias Unidas SA	1,912,060	21,560
	Corpbanca	1,467,378,110	21,258
	Vina Concha y Toro SA	8,220,981	16,228
	Banco Santander Chile	54,277,121	4,200
			1,010,368
China (17.1%)
	China Mobile Ltd.	103,187,167	980,726
	Industrial & Commercial Bank of China	1,040,997,003	650,064
	China Construction Bank Corp.	824,194,857	605,565
	CNOOC Ltd.	306,541,352	579,473
	PetroChina Co. Ltd.	362,153,679	470,145
	Bank of China Ltd.	1,144,374,277	407,293
	Tencent Holdings Ltd.	17,356,272	401,409
	China Life Insurance Co. Ltd.	127,559,470	329,792
	China Petroleum & Chemical Corp.	287,597,540	271,990
	China Shenhua Energy Co. Ltd.	58,338,825	266,888
	Ping An Insurance Group Co.	29,480,988	218,643
	China Unicom Hong Kong Ltd.	101,177,048	203,428
	China Telecom Corp. Ltd.	238,443,683	147,217
	Belle International Holdings Ltd. Class A	72,610,500	142,406
	Agricultural Bank of China Ltd.	314,215,625	141,025
^	China Merchants Bank Co. Ltd.	66,967,502	135,218
^	China Overseas Land & Investment Ltd.	70,157,076	129,818
	Hengan International Group Co. Ltd.	12,618,000	109,377
^	Tingyi Cayman Islands Holding Corp.	33,808,634	96,159
	Want Want China Holdings Ltd.	102,773,285	95,286
	China Pacific Insurance Group Co. Ltd.	29,548,194	90,674
	China Coal Energy Co. Ltd.	70,488,000	87,795
	Bank of Communications Co. Ltd.	124,864,345	85,816
	Yanzhou Coal Mining Co. Ltd.	33,856,720	83,805
^	Anhui Conch Cement Co. Ltd.	21,394,152	77,795
	Dongfeng Motor Group Co. Ltd.	46,802,044	76,345
	China Resources Enterprise Ltd.	20,829,460	76,070
	Lenovo Group Ltd.	102,005,309	68,579
	China Citic Bank Corp. Ltd.	127,419,919	68,454
	China Mengniu Dairy Co. Ltd.	20,840,356	66,408
^	China National Building Material Co. Ltd.	48,868,360	62,596
	China Merchants Holdings International Co. Ltd.	19,329,510	59,646
^	Jiangxi Copper Co. Ltd.	24,226,598	58,560
	PICC Property & Casualty Co. Ltd.	41,979,551	58,218
	China Communications Construction Co. Ltd.	76,039,704	57,353
	Inner Mongolia Yitai Coal Co. Class B	10,011,346	55,218
	Kunlun Energy Co. Ltd.	38,274,330	53,614
^	GOME Electrical Appliances Holding Ltd.	172,262,805	52,816
^	China Minsheng Banking Corp. Ltd.	63,062,600	51,372
	China Resources Power Holdings Co. Ltd.	28,282,548	50,231
	Beijing Enterprises Holdings Ltd.	8,812,500	48,767
^	China Resources Land Ltd.	32,030,000	46,882
	ENN Energy Holdings Ltd.	12,600,000	45,530
	China Oilfield Services Ltd.	26,240,000	43,707
^	Zijin Mining Group Co. Ltd.	101,808,180	43,333
*,^	Brilliance China Automotive Holdings Ltd.	37,944,000	40,678
^	China Yurun Food Group Ltd.	23,430,149	40,668
^	Citic Pacific Ltd.	21,787,874	39,377
	COSCO Pacific Ltd.	27,728,988	38,583
^	Evergrande Real Estate Group Ltd.	88,803,885	38,405
^	GCL-Poly Energy Holdings Ltd.	118,097,000	38,121
^	Sinopharm Group Co. Ltd.	13,727,200	37,364

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Guangzhou Automobile Group Co. Ltd.	37,385,084	37,298
^	Aluminum Corp. of China Ltd.	67,243,720	36,116
	Kingboard Chemical Holdings Ltd.	10,227,126	34,932
^	Weichai Power Co. Ltd.	6,900,600	34,723
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	21,690,390	31,381
	Parkson Retail Group Ltd.	24,521,279	31,202
	Shanghai Industrial Holdings Ltd.	9,123,045	29,869
	China Longyuan Power Group Corp.	35,745,000	29,684
^	Golden Eagle Retail Group Ltd.	11,720,000	29,455
^	ZTE Corp.	10,300,728	29,240
^	Country Garden Holdings Co. Ltd.	72,511,821	28,710
	Air China Ltd.	36,438,548	28,314
*	China Taiping Insurance Holdings Co. Ltd.	12,891,607	27,956
^	Longfor Properties Co. Ltd.	21,653,280	27,753
	Zhaojin Mining Industry Co. Ltd.	15,394,500	27,485
	Shandong Weigao Group Medical Polymer Co. Ltd.	26,442,200	27,482
	Guangdong Investment Ltd.	43,961,680	26,464
^	China Resources Cement Holdings Ltd.	33,282,686	26,410
^	Alibaba.com Ltd.	22,409,132	26,317
^	Shimao Property Holdings Ltd.	26,841,757	26,206
^	Sino-Ocean Land Holdings Ltd.	58,819,302	26,097
^	Renhe Commercial Holdings Co. Ltd.	180,543,454	25,299
	Huaneng Power International Inc.	55,311,978	25,016
^	Soho China Ltd.	34,797,106	24,809
^	Tsingtao Brewery Co. Ltd.	4,868,000	24,754
	China Vanke Co. Ltd. Class B	21,715,466	24,347
^	Great Wall Motor Co. Ltd.	17,431,000	23,670
	China BlueChemical Ltd.	30,053,405	23,551
^	Intime Department Store Group Co. Ltd.	15,807,000	22,684
^	China COSCO Holdings Co. Ltd.	43,485,000	22,679
^	China Railway Group Ltd.	66,991,608	22,242
	China Agri-Industries Holdings Ltd.	27,538,586	21,954
^	China Shanshui Cement Group Ltd.	28,640,000	21,938
	China Everbright Ltd.	14,718,010	21,821
	Shanghai Electric Group Co. Ltd.	49,213,462	21,654
*,^	Byd Co. Ltd.	8,942,255	21,543
^	Agile Property Holdings Ltd.	23,887,245	21,531
	Shougang Fushan Resources Group Ltd.	50,697,984	20,850
^	Huabao International Holdings Ltd.	32,066,838	20,371
^	CSR Corp. Ltd.	33,965,877	20,100
	China Railway Construction Corp. Ltd.	33,066,265	19,706
^	Nine Dragons Paper Holdings Ltd.	28,401,000	19,334
*	Semiconductor Manufacturing International Corp.	340,997,000	18,706
	Jiangsu Expressway Co. Ltd.	21,220,139	18,290
^	China State Construction International Holdings Ltd.	23,690,000	18,246
	Wumart Stores Inc.	8,861,000	17,884
^	Poly Hong Kong Investments Ltd.	35,641,000	17,876
^	Dongfang Electric Corp. Ltd.	5,781,030	17,767
^	Skyworth Digital Holdings Ltd.	32,990,610	17,433
^	Zhuzhou CSR Times Electric Co. Ltd.	7,439,000	17,417
^	Geely Automobile Holdings Ltd.	68,048,000	17,398
	Zhejiang Expressway Co. Ltd.	25,678,704	16,888
*,^	China Southern Airlines Co. Ltd.	30,002,000	16,743
*	Chongqing Rural Commercial Bank	36,890,461	16,322
^	Hengdeli Holdings Ltd.	36,312,000	16,279
^	BBMG Corp.	18,666,500	16,254
	China Shipping Development Co. Ltd.	22,710,695	16,056
	China Communications Services Corp. Ltd.	34,365,311	15,849
^	Guangzhou R&F Properties Co. Ltd.	16,223,200	15,764
	China Gas Holdings Ltd.	54,622,000	15,675
	Sinopec Shanghai Petrochemical Co. Ltd.	41,125,076	15,099
^	Fosun International Ltd.	26,511,737	15,017
	Beijing Capital International Airport Co. Ltd.	32,533,654	14,609
^	Anta Sports Products Ltd.	15,699,000	14,356

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	Shui On Land Ltd.	46,087,737	14,300
^	Sany Heavy Equipment International Holdings Co. Ltd.	15,420,000	13,585
*,^	Minmetals Resources Ltd.	25,880,000	13,292
^	Datang International Power Generation Co. Ltd.	51,830,568	13,292
^	AviChina Industry & Technology Co. Ltd.	29,568,000	12,948
^	Yuexiu Property Co. Ltd.	83,270,000	12,852
	China International Marine Containers Group Co. Ltd. Class B	10,546,598	12,696
^	Sihuan Pharmaceutical Holdings Group Ltd.	29,983,229	12,677
^	China High Speed Transmission Equipment Group Co. Ltd.	20,121,280	12,666
^	Lonking Holdings Ltd.	31,807,000	12,506
^	Franshion Properties China Ltd.	60,518,094	12,430
^	Dongyue Group	15,757,000	12,201
^	Angang Steel Co. Ltd.	19,156,374	11,688
	Sinofert Holdings Ltd.	34,837,917	11,433
^	Li Ning Co. Ltd.	11,788,568	11,239
*	China Shipping Container Lines Co. Ltd.	58,734,618	11,142
^	Lee & Man Paper Manufacturing Ltd.	26,769,000	11,012
^	China Rongsheng Heavy Industries Group Holdings Ltd.	31,114,836	10,782
	CSG Holding Co. Ltd. Class B	12,436,803	10,648
	Bosideng International Holdings Ltd.	38,402,000	10,586
^	Metallurgical Corp. of China Ltd.	47,658,000	10,341
^	China Molybdenum Co. Ltd.	20,570,000	10,111
^	China Shineway Pharmaceutical Group Ltd.	6,718,715	9,379
^	KWG Property Holding Ltd.	21,276,500	9,177
^	China National Materials Co. Ltd.	18,212,000	9,169
*,2	CITIC Securities Co. Ltd.	4,566,500	9,099
^	Maanshan Iron & Steel	30,169,134	8,982
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	7,416,887	8,917
^	China Dongxiang Group Co.	49,758,788	8,901
^	China Zhongwang Holdings Ltd.	26,450,932	8,748
^	Hidili Industry International Development Ltd.	16,735,913	7,009
	Greentown China Holdings Ltd.	10,584,500	6,789
^	Chaoda Modern Agriculture Holdings Ltd.	47,031,067	6,659
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	696,212	93
			10,040,926
Colombia (0.7%)
	BanColombia SA ADR	5,158,380	321,780
	Ecopetrol SA	12,867,353	27,583
	Ecopetrol SA ADR	626,913	26,669
	Grupo de Inversiones Suramericana SA	476,534	8,371
	Almacenes Exito SA	556,242	7,154
	Corp Financiera Colombiana SA	299,717	5,644
	Cementos Argos SA	909,298	5,233
	Inversiones Argos SA	504,109	4,836
	Interconexion Electrica SA ESP	567,759	3,621
			410,891
Czech Republic (0.4%)
	CEZ AS	2,828,868	119,621
	Komercni Banka AS	270,037	51,667
	Telefonica Czech Republic AS	1,962,099	41,318
			212,606
Egypt (0.2%)
	Orascom Construction Industries GDR	1,678,197	68,776
*	Orascom Telecom Holding SAE GDR	9,702,156	26,631
	Commercial International Bank Egypt SAE	1,681,514	7,511
	Telecom Egypt Co.	1,443,930	3,610
*	Egyptian Financial Group-Hermes Holding	1,335,097	2,863
*	Talaat Moustafa Group	4,208,215	2,536
	Egyptian Kuwaiti Holding Co. SAE	2,456,711	2,521
	National Societe Generale Bank SAE	400,000	1,781
	Egyptian Co. for Mobile Services	95,739	1,670
			117,899

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Hungary (0.3%)
OTP Bank plc	4,133,349	64,812
* MOL Hungarian Oil and Gas plc	728,678	56,406
Richter Gedeon Nyrt	238,250	38,272
Magyar Telekom Telecommunications plc	8,256,121	19,073
		178,563
India (7.4%)
Infosys Ltd.	7,398,266	432,801
Reliance Industries Ltd.	22,492,902	402,695
Housing Development Finance Corp.	18,670,141	262,661
ICICI Bank Ltd.	12,301,638	231,924
Tata Consultancy Services Ltd.	8,005,996	182,063
HDFC Bank Ltd. ADR	5,386,324	170,531
ITC Ltd.	38,644,138	168,500
Hindustan Unilever Ltd.	14,969,920	115,279
Larsen & Toubro Ltd.	3,568,011	102,893
Tata Motors Ltd.	25,437,460	102,577
HDFC Bank Ltd.	9,828,415	97,988
Mahindra & Mahindra Ltd.	5,196,090	91,695
Axis Bank Ltd.	3,828,857	90,466
Oil & Natural Gas Corp. Ltd.	13,094,884	74,394
Jindal Steel & Power Ltd.	6,424,987	73,616
Bharat Heavy Electricals Ltd.	10,013,320	65,011
Hero Motocorp Ltd.	1,413,951	63,048
Sterlite Industries India Ltd.	23,002,282	60,157
GAIL India Ltd.	6,647,345	57,406
Coal India Ltd.	8,339,878	56,555
Sun Pharmaceutical Industries Ltd.	5,485,180	56,456
Bajaj Auto Ltd.	1,537,990	54,381
Hindalco Industries Ltd.	19,185,868	53,023
Tata Steel Ltd.	5,294,404	52,120
Kotak Mahindra Bank Ltd.	4,888,308	51,119
Wipro Ltd. ADR	4,727,581	49,451
Dr Reddy's Laboratories Ltd. ADR	1,457,582	48,319
Infrastructure Development Finance Co. Ltd.	16,935,475	45,707
State Bank of India	1,024,837	39,849
Power Grid Corp. of India Ltd.	18,338,720	39,296
NTPC Ltd.	10,151,346	37,189
Adani Enterprises Ltd.	3,805,441	37,161
DLF Ltd.	7,442,291	36,594
Tata Power Co. Ltd.	17,318,752	35,517
Cipla Ltd.	5,765,815	34,828
Ambuja Cements Ltd.	10,895,675	34,530
Asian Paints Ltd.	453,579	29,384
ICICI Bank Ltd. ADR	782,270	29,069
Wipro Ltd.	3,757,640	28,187
Maruti Suzuki India Ltd.	1,218,038	28,004
Jaiprakash Associates Ltd.	17,752,193	27,917
Sesa Goa Ltd.	6,266,909	26,441
United Spirits Ltd.	1,457,765	26,127
Ultratech Cement Ltd.	1,091,942	25,774
Shriram Transport Finance Co. Ltd.	1,945,972	24,354
HCL Technologies Ltd.	2,632,412	23,780
ACC Ltd.	944,440	23,076
Ranbaxy Laboratories Ltd.	2,222,427	22,790
Lupin Ltd.	2,324,394	22,358
LIC Housing Finance Ltd.	4,508,966	21,558
Mundra Port and Special Economic Zone Ltd.	6,268,350	21,008
Zee Entertainment Enterprises Ltd.	8,261,991	20,609
Bharat Petroleum Corp. Ltd.	1,578,577	20,178
JSW Steel Ltd.	1,472,976	19,660
Reliance Infrastructure Ltd.	2,055,536	19,443
Siemens Ltd.	1,062,324	18,589
Rural Electrification Corp. Ltd.	4,878,777	17,931

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Reliance Power Ltd.	8,812,574	17,171
Reliance Communications Ltd.	9,805,435	15,936
Reliance Capital Ltd.	1,978,026	14,907
* Unitech Ltd.	24,248,103	14,849
Titan Industries Ltd.	3,333,320	14,798
Steel Authority of India Ltd.	6,463,412	14,786
IndusInd Bank Ltd.	2,382,167	13,948
Dabur India Ltd.	6,535,788	13,530
* Satyam Computer Services Ltd.	9,313,603	13,482
Canara Bank	1,347,449	12,847
Dr Reddy's Laboratories Ltd.	375,561	12,721
Aditya Birla Nuvo Ltd.	639,282	11,757
Bank of India	1,709,863	11,627
United Phosphorus Ltd.	3,423,120	10,240
Indiabulls Real Estate Ltd.	5,836,049	8,928
* Suzlon Energy Ltd.	10,606,184	8,313
* GMR Infrastructure Ltd.	14,358,800	8,100
Piramal Healthcare Ltd.	1,007,023	7,423
* Housing Development & Infrastructure Ltd.	2,802,927	5,697
State Bank of India GDR	43,236	3,384
		4,338,481
Indonesia (2.9%)
Astra International Tbk PT	34,738,090	267,858
Bank Central Asia Tbk PT	209,315,724	189,819
Telekomunikasi Indonesia Tbk PT	175,999,979	146,782
Bank Rakyat Indonesia Persero Tbk PT	192,480,100	144,716
Bank Mandiri Tbk PT	161,130,480	128,532
United Tractors Tbk PT	29,697,401	81,684
Bumi Resources Tbk PT	272,708,052	71,230
Perusahaan Gas Negara PT	192,078,980	63,359
Gudang Garam Tbk PT	9,505,500	62,393
Adaro Energy Tbk PT	249,768,750	56,336
Semen Gresik Persero Tbk PT	52,769,820	56,148
Bank Negara Indonesia Persero Tbk PT	121,227,814	54,330
Indocement Tunggal Prakarsa Tbk PT	26,473,603	48,366
Unilever Indonesia Tbk PT	27,310,730	48,012
Indofood Sukses Makmur Tbk PT	78,464,796	46,070
Charoen Pokphand Indonesia Tbk PT	120,027,425	35,743
Indo Tambangraya Megah PT	6,426,300	32,058
Tambang Batubara Bukit Asam Tbk PT	14,803,857	30,358
Bank Danamon Indonesia Tbk PT	52,907,724	29,483
Kalbe Farma Tbk PT	73,199,438	28,493
International Nickel Indonesia Tbk PT	39,377,150	16,054
Indosat Tbk PT	26,372,273	15,795
XL Axiata Tbk PT	26,620,224	14,888
Astra Agro Lestari Tbk PT	6,159,180	14,751
Aneka Tambang Tbk PT	57,023,659	11,414
		1,694,672
Malaysia (3.4%)
CIMB Group Holdings Bhd.	82,863,248	203,397
Malayan Banking Bhd.	57,626,708	156,452
Sime Darby Bhd.	46,610,613	134,457
Genting Bhd.	35,344,190	123,104
IOI Corp. Bhd.	55,018,578	93,471
Tenaga Nasional Bhd.	46,456,007	90,109
Petronas Chemicals Group Bhd.	39,940,315	83,321
Public Bank Bhd. (Foreign)	17,896,347	73,934
Axiata Group Bhd.	44,144,194	69,772
Maxis Bhd.	38,028,550	66,133
Genting Malaysia Bhd.	50,307,090	62,580
DiGi.Com Bhd.	5,553,655	57,187
AMMB Holdings Bhd.	28,894,058	56,014
Kuala Lumpur Kepong Bhd.	8,207,792	56,004
Petronas Gas Bhd.	11,891,976	50,598

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	PPB Group Bhd.	7,966,608	44,121
	MISC Bhd.	18,782,890	42,586
	IJM Corp. Bhd.	20,266,150	37,435
	PLUS Expressways Bhd.	25,740,682	37,049
	Gamuda Bhd.	29,733,716	32,693
	Hong Leong Bank Bhd.	9,393,905	32,316
	British American Tobacco Malaysia Bhd.	2,023,545	30,465
	AirAsia Bhd.	22,951,048	28,843
	YTL Corp. Bhd.	55,850,440	26,921
	Telekom Malaysia Bhd.	19,200,440	26,439
	SP Setia Bhd.	19,279,078	24,055
	YTL Power International Bhd.	37,280,327	23,074
	RHB Capital Bhd.	9,049,435	22,629
	Petronas Dagangan Bhd.	4,063,900	21,499
	UMW Holdings Bhd.	9,431,520	20,322
	Berjaya Sports Toto Bhd.	13,008,196	18,047
	Alliance Financial Group Bhd.	15,293,417	17,503
	Malaysia Marine and Heavy Engineering Holdings Bhd.	7,922,135	16,152
	Parkson Holdings Bhd.	8,732,023	15,851
	Lafarge Malayan Cement Bhd.	6,726,020	15,473
	Malaysia Airports Holdings Bhd.	6,883,500	14,137
	Berjaya Corp. Bhd.	39,523,000	13,271
	Bursa Malaysia Bhd.	5,918,514	13,034
	Hong Leong Financial Group Bhd.	3,310,300	12,813
*	UEM Land Holdings Bhd.	15,742,300	11,192
	MMC Corp. Bhd.	11,691,500	10,221
	Genting Plantations Bhd.	3,579,100	8,528
	Public Bank Bhd. (Local)	157,228	650
			1,993,852
Mexico (4.7%)
	America Movil SAB de CV	700,892,896	890,908
	Wal-Mart de Mexico SAB de CV	106,234,292	274,215
	Fomento Economico Mexicano SAB de CV	33,387,308	224,043
	Grupo Mexico SAB de CV Class B	65,396,868	181,268
	Grupo Televisa SAB	40,257,222	172,181
	Industrias Penoles SAB de CV	2,423,371	98,921
	Grupo Financiero Banorte SAB de CV	28,399,490	96,853
	Grupo Elektra SA de CV	1,246,800	96,079
*	Cemex SAB de CV	175,384,118	76,723
	Grupo Financiero Inbursa SA	35,082,260	75,261
	Telefonos de Mexico SAB de CV	95,242,504	74,825
	Grupo Modelo SAB de CV	11,128,487	70,794
	Alfa SAB de CV Class A	5,235,031	60,438
	Grupo Bimbo SAB de CV Class A	28,629,952	58,970
	Kimberly-Clark de Mexico SAB de CV Class A	9,391,444	53,451
	Mexichem SAB de CV	12,737,685	43,918
	Coca-Cola Femsa SAB de CV	4,808,245	43,241
*	Minera Frisco SAB de CV	9,861,536	38,856
	Grupo Carso SAB de CV	10,632,566	27,413
	Grupo Aeroportuario del Pacifico SAB de CV Class B	7,756,607	27,029
	Arca Continental SAB de CV	5,599,131	26,574
	Compartamos SAB de CV	15,859,100	24,514
*	Urbi Desarrollos Urbanos SAB de CV	10,072,893	12,841
	Grupo Aeroportuario del Pacifico SAB de CV ADR	76,337	2,646
			2,751,962
Morocco (0.0%)
	Maroc Telecom SA	407,304	7,149
	Attijariwafa Bank	88,455	4,014
	Douja Promotion Groupe Addoha SA	399,586	3,760
			14,923
Peru (0.6%)
	Cia de Minas Buenaventura SA ADR	2,828,926	115,788
	Credicorp Ltd.	812,556	88,390

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Southern Copper Corp.	2,792,450	85,672
	Credicorp Ltd.	352,483	38,417
	Cia de Minas Buenaventura SA	461,011	18,735
	Southern Copper Corp.	179,551	5,548
			352,550
Philippines (0.7%)
	SM Investments Corp.	3,309,716	42,863
	Philippine Long Distance Telephone Co.	672,595	37,520
	Ayala Land Inc.	94,809,150	35,539
	Bank of the Philippine Islands	25,857,466	34,919
	Manila Electric Co.	6,089,177	34,321
	SM Prime Holdings Inc.	100,361,478	30,413
	Aboitiz Equity Ventures Inc.	30,301,190	28,923
	Ayala Corp.	3,317,059	23,682
	Metropolitan Bank & Trust	13,212,505	21,848
	Aboitiz Power Corp.	28,780,326	19,852
	Banco de Oro Unibank Inc.	14,277,091	18,653
	Alliance Global Group Inc.	69,458,798	17,006
	Energy Development Corp.	117,332,853	16,647
	Jollibee Foods Corp.	6,476,619	13,704
	Globe Telecom Inc.	566,823	12,006
			387,896
Poland (1.5%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	10,770,571	122,500
^	KGHM Polska Miedz SA	2,404,877	116,106
	Powszechny Zaklad Ubezpieczen SA	957,946	101,454
	Bank Pekao SA	2,034,088	94,179
^	PGE SA	11,490,244	70,684
*	Polski Koncern Naftowy Orlen SA	5,576,541	68,860
^	Telekomunikacja Polska SA	12,714,795	67,423
	Polskie Gornictwo Naftowe i Gazownictwo SA	30,984,833	38,489
	Tauron Polska Energia SA	18,863,605	32,802
*,^	BRE Bank SA	264,197	22,672
*	Jastrzebska Spolka Weglowa SA	714,102	20,902
	Asseco Poland SA	1,212,645	18,955
*	Kernel Holding SA	818,195	17,617
*	Getin Holding SA	6,222,634	16,625
	Cyfrowy Polsat SA	3,379,095	15,707
	Synthos SA	9,619,674	12,752
	Bank Handlowy w Warszawie SA	511,020	12,023
^	TVN SA	2,955,056	11,799
*,^	Globe Trade Centre SA	3,253,957	11,647
	Enea SA	1,827,817	10,896
*,^	Grupa Lotos SA	1,068,484	9,592
	Bank Millennium SA	6,642,438	9,189
			902,873
Russia (6.6%)
	Gazprom OAO ADR	80,263,779	930,447
	Lukoil OAO ADR	8,098,471	469,073
	Sberbank of Russia	138,705,441	366,098
	NovaTek OAO GDR	1,592,401	222,184
	Uralkali OJSC	23,329,337	206,832
	MMC Norilsk Nickel OJSC ADR	9,479,436	184,857
	Rosneft Oil Co. GDR	23,950,907	169,707
	Gazprom OAO	22,217,439	131,228
	Mobile Telesystems OJSC ADR	8,973,015	128,224
	Rostelecom OJSC	21,872,549	112,141
	VTB Bank OJSC GDR	22,769,224	108,831
	Surgutneftegas OJSC ADR	12,386,685	106,221
	Tatneft ADR	3,335,791	98,532
	Magnit OJSC GDR	3,626,116	92,170
	Federal Hydrogenerating Co. JSC	1,910,908,857	71,907
	Surgutneftegas OJSC Prior Pfd.	113,000,174	56,869

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Federal Grid Co. Unified Energy System JSC	5,088,494,353	47,374
Lukoil OAO	744,252	43,128
Novolipetsk Steel OJSC GDR	1,331,361	36,042
Severstal OAO GDR	2,303,951	33,650
Sberbank of Russia Prior Pfd.	15,752,937	33,168
AK Transneft OAO Prior Pfd.	24,519	31,515
Mechel ADR	2,290,614	30,099
Rosneft Oil Co.	3,785,181	27,175
* Sberbank of Russia ADR	2,426,966	26,454
Sistema JSFC GDR	1,517,151	25,830
Inter Rao Ues OAO	20,241,206,081	25,099
Tatneft	4,319,629	21,549
Severstal OAO	1,417,762	20,701
LSR Group GDR	2,820,717	13,371
TMK OAO GDR	946,915	12,187
Raspadskaya	2,517,862	8,095
MMC Norilsk Nickel OJSC	30,127	5,945
Surgutneftegas OJSC	4,620,684	3,992
VTB Bank OJSC	442,200,349	1,070
		3,901,765
South Africa (7.5%)
MTN Group Ltd.	28,908,388	502,451
Sasol Ltd.	9,305,942	418,513
Naspers Ltd.	6,595,183	312,875
AngloGold Ashanti Ltd.	6,516,171	294,522
Standard Bank Group Ltd.	20,498,017	251,701
Gold Fields Ltd.	12,468,144	216,127
Impala Platinum Holdings Ltd.	8,594,904	197,391
FirstRand Ltd.	48,944,867	121,191
Sanlam Ltd.	30,913,354	115,539
Remgro Ltd.	7,406,286	111,941
Bidvest Group Ltd.	5,342,623	105,648
Shoprite Holdings Ltd.	7,048,648	103,191
ABSA Group Ltd.	4,984,353	89,361
Harmony Gold Mining Co. Ltd.	6,745,326	88,195
Kumba Iron Ore Ltd.	1,399,617	82,679
Anglo American Platinum Ltd.	1,129,163	81,308
Tiger Brands Ltd.	2,796,905	80,258
Truworths International Ltd.	7,606,823	76,549
Vodacom Group Ltd.	6,493,289	73,251
Woolworths Holdings Ltd.	13,173,532	66,892
Growthpoint Properties Ltd.	28,132,835	65,236
Nedbank Group Ltd.	3,435,605	60,783
Aspen Pharmacare Holdings Ltd.	4,826,856	57,844
Steinhoff International Holdings Ltd.	18,580,228	55,430
African Bank Investments Ltd.	12,706,499	54,860
Exxaro Resources Ltd.	2,152,198	48,249
Redefine Properties Ltd.	45,449,859	46,023
Foschini Group Ltd.	3,545,562	44,499
Imperial Holdings Ltd.	3,011,046	44,261
African Rainbow Minerals Ltd.	1,880,285	43,249
RMB Holdings Ltd.	12,198,824	38,199
MMI Holdings Ltd.	17,027,949	36,538
Massmart Holdings Ltd.	1,827,273	36,381
Spar Group Ltd.	2,781,415	33,853
Aveng Ltd.	6,588,931	30,667
Pretoria Portland Cement Co. Ltd.	9,463,086	28,658
Life Healthcare Group Holdings Ltd.	11,684,866	28,325
Discovery Holdings Ltd.	5,336,797	27,848
Barloworld Ltd.	3,322,003	27,772
* Sappi Ltd.	9,394,758	27,395
Netcare Ltd.	15,672,540	27,342
ArcelorMittal South Africa Ltd.	3,138,011	26,506
Investec Ltd.	4,176,508	25,558

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Reunert Ltd.	3,133,005	24,752
Liberty Holdings Ltd.	2,131,044	21,774
RMI Holdings	11,963,944	19,753
Pick n Pay Stores Ltd.	3,733,527	18,672
Telkom SA Ltd.	4,685,284	18,013
Northam Platinum Ltd.	3,146,492	12,121
		4,420,144
South Korea (14.9%)
2 Samsung Electronics Co. Ltd. GDR	2,412,890	1,034,160
Samsung Electronics Co. Ltd.	687,348	591,711
Hyundai Motor Co.	2,642,378	532,144
Hyundai Mobis	1,167,771	334,206
POSCO ADR	3,247,678	279,041
Kia Motors Corp.	4,098,384	262,755
LG Chem Ltd.	794,855	256,489
Samsung Electronics Co. Ltd. Prior Pfd.	351,603	200,607
Hyundai Heavy Industries Co. Ltd.	715,872	191,255
Shinhan Financial Group Co. Ltd. ADR	2,200,809	175,184
Hynix Semiconductor Inc.	8,642,950	174,910
SK Innovation Co. Ltd.	1,030,698	155,101
KB Financial Group Inc. ADR	3,776,838	147,486
* NHN Corp.	703,031	146,667
Hana Financial Group Inc.	3,755,500	134,159
Samsung C&T Corp.	2,138,113	132,199
Samsung Fire & Marine Insurance Co. Ltd.	607,481	129,172
KT&G Corp.	1,886,798	118,031
Shinhan Financial Group Co. Ltd.	2,894,784	115,320
POSCO	308,485	106,886
LG Electronics Inc.	1,611,816	106,706
Samsung Engineering Co. Ltd.	513,433	104,868
KB Financial Group Inc.	2,491,089	96,509
LG Corp.	1,634,807	95,674
* E-Mart Co. Ltd.	354,751	92,673
Hyundai Steel Co.	948,187	86,043
Samsung Heavy Industries Co. Ltd.	2,772,301	84,578
NCSoft Corp.	262,685	82,581
LG Display Co. Ltd.	3,997,486	81,168
S-Oil Corp.	773,928	80,313
^ Samsung Electro-Mechanics Co. Ltd.	1,030,817	78,079
Hyundai Engineering & Construction Co. Ltd.	1,144,874	72,848
^ LG Household & Health Care Ltd.	160,847	72,644
Cheil Industries Inc.	813,391	71,851
Samsung SDI Co. Ltd.	589,111	70,964
^ Honam Petrochemical Corp.	247,835	67,610
2 Samsung Life Insurance Co. Ltd.	865,942	67,159
* Korea Electric Power Corp. ADR	6,087,448	67,145
^ Lotte Shopping Co. Ltd.	174,350	62,575
Amorepacific Corp.	53,863	60,964
SK Holdings Co. Ltd.	446,256	59,409
Woori Finance Holdings Co. Ltd.	6,184,232	59,161
^ OCI Co. Ltd.	270,019	55,417
GS Engineering & Construction Corp.	612,778	53,290
Hankook Tire Co. Ltd.	1,297,146	51,774
GS Holdings	872,279	50,245
Samsung Securities Co. Ltd.	863,496	44,618
Kangwon Land Inc.	1,633,078	43,535
Hyundai Motor Co. 2nd Pfd.	640,530	42,893
Korea Zinc Co. Ltd.	145,631	42,686
Daelim Industrial Co. Ltd.	482,976	41,842
^ Celltrion Inc.	1,216,857	40,737
SK Telecom Co. Ltd. ADR	2,713,719	40,136
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,628,932	40,056
Doosan Heavy Industries and Construction Co. Ltd.	723,137	38,437
Mando Corp.	222,704	38,145

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	Hanwha Chem Corp.	1,435,910	37,383
	Hyundai Department Store Co. Ltd.	257,623	36,937
	Hyundai Glovis Co. Ltd.	196,855	36,873
	Industrial Bank of Korea	2,786,040	36,576
	CJ CheilJedang Corp.	129,821	35,826
	SK C&C Co. Ltd.	262,354	35,625
	Samsung Techwin Co. Ltd.	641,975	34,314
*	BS Financial Group Inc.	3,025,325	33,297
	Korea Exchange Bank	4,436,980	32,844
	Woongjin Coway Co. Ltd.	918,559	31,643
	Shinsegae Co. Ltd.	121,939	30,668
	Dongbu Insurance Co. Ltd.	720,421	30,329
*	Korea Electric Power Corp.	1,329,581	29,773
	Daewoo Securities Co. Ltd.	3,087,240	29,730
*,^	Doosan Infracore Co. Ltd.	1,724,020	29,483
	Korea Kumho Petrochemical	167,950	28,463
	Korean Air Lines Co. Ltd.	626,117	27,802
*	DGB Financial Group Inc.	2,181,945	27,466
	Samsung Card Co.	729,036	27,319
	Hanwha Corp.	761,636	26,731
	KT Corp. ADR	1,568,765	26,167
	Hyundai Motor Co. Prior Pfd.	395,897	24,984
*	Hyundai Wia Corp.	191,211	24,699
	LG Uplus Corp.	4,091,638	24,367
	Hyosung Corp.	398,560	22,987
	Doosan Corp.	177,828	22,486
	Korea Investment Holdings Co. Ltd.	670,299	22,266
	LS Corp.	310,017	22,065
	Hyundai Mipo Dockyard	192,187	20,886
^	Hyundai Hysco Co. Ltd.	529,780	20,507
	Hyundai Development Co.	964,196	19,912
	SK Networks Co. Ltd.	1,984,785	19,889
	Lotte Confectionery Co. Ltd.	12,007	18,775
^	Hyundai Merchant Marine Co. Ltd.	720,610	18,608
	KCC Corp.	74,757	18,121
	Hyundai Securities Co.	2,102,891	18,097
^	Daewoo International Corp.	612,145	17,865
	Korea Life Insurance Co. Ltd.	3,078,285	17,197
*	Daewoo Engineering & Construction Co. Ltd.	1,837,954	16,856
	Woori Investment & Securities Co. Ltd.	1,507,551	16,509
	Yuhan Corp.	142,429	15,643
	Dongkuk Steel Mill Co. Ltd.	644,462	14,925
	S1 Corp.	282,384	14,696
	LG Chem Ltd. Prior Pfd.	124,418	14,101
	Korea Gas Corp.	405,506	13,692
^	LS Industrial Systems Co. Ltd.	251,224	12,340
^	STX Pan Ocean Co. Ltd.	1,835,030	12,058
	Mirae Asset Securities Co. Ltd.	375,763	11,960
^	Seoul Semiconductor Co. Ltd.	576,470	11,783
^	KP Chemical Corp.	801,880	11,312
	LG Innotek Co. Ltd.	166,010	10,952
	KT Corp.	321,926	10,790
	Hanjin Shipping Co. Ltd.	948,520	9,330
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	511,891	9,059
	SK Telecom Co. Ltd.	48,546	6,464
*	Samsung Securities Co. Ltd. Rights	100,659	1,054
*	Hanjin Shipping Co. Ltd. Rights	336,393	674
*	Woori Investment & Securities Co. Ltd. Rights	518,265	582
			8,796,556
Taiwan (10.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,277,664	659,744
	Hon Hai Precision Industry Co. Ltd.	151,506,926	415,338
	Taiwan Semiconductor Manufacturing Co. Ltd.	149,589,045	364,530
	HTC Corp.	12,237,225	275,014

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Formosa Plastics Corp.	66,548,458	195,725
China Steel Corp.	188,285,614	187,327
MediaTek Inc.	17,431,475	182,931
Nan Ya Plastics Corp.	78,654,439	176,943
Chunghwa Telecom Co. Ltd. ADR	4,519,442	151,989
Formosa Chemicals & Fibre Corp.	47,879,164	138,565
Cathay Financial Holding Co. Ltd.	113,093,855	134,869
Chinatrust Financial Holding Co. Ltd.	160,580,991	105,244
Mega Financial Holding Co. Ltd.	132,587,880	101,920
Fubon Financial Holding Co. Ltd.	83,481,302	97,877
Uni-President Enterprises Corp.	65,034,658	89,433
Quanta Computer Inc.	42,070,045	82,787
Taiwan Mobile Co. Ltd.	27,948,916	80,088
* Yuanta Financial Holding Co. Ltd.	135,674,600	77,341
Asustek Computer Inc.	11,110,058	77,239
Delta Electronics Inc.	30,286,245	71,210
Taiwan Cement Corp.	56,254,777	70,256
Compal Electronics Inc.	70,805,177	64,984
Chunghwa Telecom Co. Ltd.	19,157,613	64,094
United Microelectronics Corp. ADR	28,349,355	63,219
Cheng Shin Rubber Industry Co. Ltd.	27,284,116	62,233
First Financial Holding Co. Ltd.	93,690,403	62,191
Formosa Petrochemical Corp.	19,225,441	60,463
Far Eastern New Century Corp.	49,984,870	58,768
Synnex Technology International Corp.	22,170,835	54,347
President Chain Store Corp.	9,678,547	53,820
Acer Inc.	43,431,105	49,591
Catcher Technology Co. Ltd.	8,890,463	49,533
China Development Financial Holding Corp.	150,145,089	47,514
^ Advanced Semiconductor Engineering Inc. ADR	10,293,293	45,496
Hua Nan Financial Holdings Co. Ltd.	69,791,047	45,466
Far EasTone Telecommunications Co. Ltd.	27,006,043	44,286
Chang Hwa Commercial Bank	68,719,272	44,230
Taiwan Cooperative Bank	63,894,563	41,934
Foxconn Technology Co. Ltd.	11,848,058	41,295
Wistron Corp.	33,421,981	38,679
Asia Cement Corp.	31,545,264	37,998
Taishin Financial Holding Co. Ltd.	86,241,200	36,516
MStar Semiconductor Inc.	6,268,567	36,327
Largan Precision Co. Ltd.	1,616,135	36,131
AU Optronics Corp. ADR	8,401,076	35,957
* Chimei Innolux Corp.	86,844,699	34,884
Siliconware Precision Industries Co. ADR	6,572,372	34,176
China Petrochemical Development Corp.	28,554,800	33,161
Lite-On Technology Corp.	34,370,848	32,434
Taiwan Fertilizer Co. Ltd.	12,564,200	32,384
SinoPac Financial Holdings Co. Ltd.	96,797,618	31,338
Pegatron Corp.	28,903,129	31,217
E.Sun Financial Holding Co. Ltd.	62,245,019	31,021
Yulon Motor Co. Ltd.	14,545,056	30,604
* Shin Kong Financial Holding Co. Ltd.	96,811,775	30,154
Powertech Technology Inc.	12,034,461	29,299
Unimicron Technology Corp.	22,180,754	28,800
China Life Insurance Co. Ltd.	25,516,403	28,281
Pou Chen Corp.	36,107,455	27,756
United Microelectronics Corp.	63,214,970	27,756
E Ink Holdings Inc.	12,925,000	26,386
WPG Holdings Ltd.	21,499,492	25,961
* TPK Holding Co. Ltd.	1,511,690	25,314
Advanced Semiconductor Engineering Inc.	28,542,795	25,222
Hiwin Technologies Corp.	2,639,490	23,862
Epistar Corp.	12,805,732	23,709
Far Eastern Department Stores Co. Ltd.	14,806,573	22,638
KGI Securities Co. Ltd.	50,882,982	21,340

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Novatek Microelectronics Corp.	8,654,637	21,216
Simplo Technology Co. Ltd.	3,603,030	21,201
Macronix International	55,629,318	21,021
TSRC Corp.	8,004,937	20,782
China Airlines Ltd.	39,914,765	20,082
Taiwan Glass Industrial Corp.	15,568,351	19,154
Eva Airways Corp.	26,066,580	18,857
Walsin Lihwa Corp.	55,893,770	18,749
Giant Manufacturing Co. Ltd.	4,800,121	18,574
Wintek Corp.	23,822,098	18,207
AU Optronics Corp.	41,986,669	18,097
Tripod Technology Corp.	6,726,229	17,499
Siliconware Precision Industries Co.	16,727,860	17,172
Teco Electric and Machinery Co. Ltd.	26,345,000	15,370
Kinsus Interconnect Technology Corp.	4,304,029	14,865
Ruentex Industries Ltd.	7,276,105	14,643
Cheng Uei Precision Industry Co. Ltd.	6,002,030	13,486
* Taiwan Business Bank	40,406,471	13,195
Inventec Corp.	36,192,033	13,007
Nan Kang Rubber Tire Co. Ltd.	7,482,208	12,912
Advantech Co. Ltd.	4,623,830	12,584
Clevo Co.	7,120,938	12,464
Evergreen Marine Corp. Taiwan Ltd.	22,085,951	12,109
Chicony Electronics Co. Ltd.	7,166,589	11,975
Feng Hsin Iron & Steel Co.	6,977,310	11,734
U-Ming Marine Transport Corp.	7,388,852	11,651
Richtek Technology Corp.	2,257,626	11,351
Formosa Taffeta Co. Ltd.	12,126,868	11,204
LCY Chemical Corp.	6,603,278	11,179
Realtek Semiconductor Corp.	6,623,869	11,034
Highwealth Construction Corp.	6,291,000	10,881
Capital Securities Corp.	28,206,422	10,834
Tung Ho Steel Enterprise Corp.	11,712,144	10,498
Everlight Electronics Co. Ltd.	5,664,742	10,476
Phison Electronics Corp.	1,986,297	10,466
* Tatung Co. Ltd.	28,547,926	10,051
Sino-American Silicon Products Inc.	5,944,938	9,700
Eternal Chemical Co. Ltd.	11,575,062	9,504
Wan Hai Lines Ltd.	18,180,770	9,437
* CMC Magnetics Corp.	46,921,700	9,330
Yang Ming Marine Transport Corp.	22,404,195	9,232
Motech Industries Inc.	4,866,999	9,142
Nan Ya Printed Circuit Board Corp.	3,054,521	8,888
Ruentex Development Co. Ltd.	7,288,000	8,685
China Motor Corp.	8,801,000	8,413
Farglory Land Development Co. Ltd.	4,904,688	8,280
Formosa International Hotels Corp.	564,652	8,253
Coretronic Corp.	10,887,000	8,190
* Winbond Electronics Corp.	43,781,000	8,177
Transcend Information Inc.	2,950,981	6,890
Qisda Corp.	24,299,386	6,640
Tainan Spinning Co. Ltd.	14,539,480	6,423
* HannStar Display Corp.	91,996,202	5,296
Young Fast Optoelectronics Co. Ltd.	1,726,077	4,979
Evergreen International Storage & Transport Corp.	7,631,000	4,551
* Inotera Memories Inc.	29,511,436	4,361
Vanguard International Semiconductor Corp.	11,186,396	3,985
* Chunghwa Picture Tubes	65,216,710	3,971
* Powerchip Technology Corp.	83,807,023	3,437
* Nanya Technology Corp.	25,103,479	2,475
* Tatung Co. Ltd. GDR	165,365	1,781
* Ruentex Development Co. Ltd. Rights Exp. 11/14/2011	1,689,262	466
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		6,268,205

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
Thailand (1.8%)
	PTT Exploration & Production PCL (Foreign)	20,033,618	104,042
	PTT PCL (Foreign)	10,345,437	101,997
	Siam Commercial Bank PCL (Foreign)	26,703,557	100,922
	Kasikornbank PCL (Foreign)	20,244,649	81,759
	Bangkok Bank PCL (Foreign)	14,764,531	74,822
	Siam Cement PCL (Foreign)	5,619,517	67,310
	Advanced Info Service PCL (Foreign)	12,447,077	52,461
	PTT PCL	4,526,000	44,622
*	PTT Global Chemical PCL	20,256,407	43,148
	Bangkok Bank PCL (Local)	8,547,343	41,181
	Banpu PCL (Local)	2,018,550	40,833
	CP ALL PCL (Foreign)	25,934,515	39,356
	Kasikornbank PCL	9,057,300	36,110
	Charoen Pokphand Foods PCL (Foreign)	32,617,200	31,840
	Indorama Ventures PCL	19,164,164	21,970
	Thai Oil PCL (Foreign)	11,458,300	21,442
	Charoen Pokphand Foods PCL	20,967,900	20,468
	CP ALL PCL (Local)	13,029,500	19,772
	IRPC PCL (Foreign)	138,017,360	17,040
	Krung Thai Bank PCL (Foreign)	33,902,721	16,601
	Banpu PCL	687,567	14,166
	Advanced Info Service PCL (Local)	3,344,800	14,097
	BEC World PCL (Foreign)	10,649,325	12,881
	Bank of Ayudhya PCL(Foreign)	17,920,134	11,772
	Glow Energy PCL (Foreign)	6,297,555	10,913
	Bank of Ayudhya PCL (Local)	15,771,300	10,148
	Thai Airways International PCL	10,832,400	6,790
	Krung Thai Bank PCL	9,822,200	4,810
	BEC World PCL	3,400,400	4,113
	Indorama Ventures PCL	3,430,600	3,933
	Thai Oil PCL	1,430,300	2,677
	IRPC PCL	18,449,200	2,278
	Glow Energy PCL	1,183,000	2,050
	PTT Exploration and Production PCL (Local)	168,600	876
	Siam Commercial Bank PCL (Local)	170,100	643
			1,079,843
Turkey (1.3%)
	Turkiye Garanti Bankasi AS	36,445,728	127,872
^	Akbank TAS	20,553,487	74,855
*	Turkcell Iletisim Hizmetleri AS	13,210,508	65,048
	Turkiye Is Bankasi	27,123,400	63,041
	Tupras Turkiye Petrol Rafinerileri AS	2,147,571	48,388
	BIM Birlesik Magazalar AS	1,443,646	43,884
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,453,602	41,857
	Turk Telekomunikasyon AS	9,274,177	39,240
	KOC Holding AS	10,607,062	37,704
	Turkiye Halk Bankasi AS	5,605,687	34,449
	Haci Omer Sabanci Holding AS (Bearer)	9,038,547	30,822
*,^	Yapi ve Kredi Bankasi AS	16,148,799	30,186
	Turkiye Vakiflar Bankasi Tao	13,312,620	22,622
	Eregli Demir ve Celik Fabrikalari TAS	9,081,585	18,729
	Enka Insaat ve Sanayi AS	5,901,720	15,202
	Coca-Cola Icecek AS	1,072,890	14,469
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,259,556	13,838
	Arcelik AS	3,338,337	12,792
*	Turk Hava Yollari	8,668,027	12,508
*	TAV Havalimanlari Holding AS	2,557,481	12,319
	Turkiye Sise ve Cam Fabrikalari AS	6,101,305	11,649
*,^	Asya Katilim Bankasi AS	7,743,941	8,287

			779,761

Total Common Stocks (Cost $55,195,253)			58,720,581

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2011

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.9%)
3,4	Vanguard Market Liquidity Fund	0.128%		1,701,888,674	1,701,889

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount Notes	0.045%	12/14/11	3,520	3,519
5,7	Federal Home Loan Bank Discount Notes	0.075%	11/16/11	200	200
5,7	Federal Home Loan Bank Discount Notes	0.040%	11/25/11	2,100	2,100
5,7	Federal Home Loan Bank Discount Notes	0.025%-0.040%	12/9/11	2,250	2,250
5,7	Federal Home Loan Bank Discount Notes	0.040%	12/21/11	2,000	2,000
5,7	Federal Home Loan Bank Discount Notes	0.060%	1/4/12	650	650
5,6	Freddie Mac Discount Notes	0.040%	12/29/11	3,000	2,999
5,6	Freddie Mac Discount Notes	0.065%	2/13/12	4,000	3,999

					17,717

Total Temporary Cash Investments (Cost $1,719,607)					1,719,606

Total Investments (102.6%) (Cost $56,914,860)					60,440,187
Other Assets and Liabilities—Net (-2.6%)[4]					(1,527,002)

Net Assets (100%)					58,913,185

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,512,148,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $1,110,418,000, representing 1.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,632,112,000 of collateral received for securities on loan.
5 Securities with a value of $15,718,000 have been segregated as initial margin for open futures contracts.
6 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

34

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (the "Funds") as of October 31, 2011 and for the year then ended and have issued our unqualified report thereon dated December 12, 2011. Our audits included audits of the Funds' schedules of investments as of October 31, 2011. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

December 12, 2011

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 720 122011

Annual Report | October 31, 2011

Vanguard Total World Stock Index Fund

> For the fiscal year ended October 31, 2011, the various share classes of

Vanguard Total World Stock Index Fund had slightly negative returns.

> Although U.S. stocks registered modest gains, concerns over Europe’s ongoing sovereign-debt crisis and worries about slowing growth in emerging markets weighed heavily on other markets during the period.

> The fund’s performance was close to that of its target benchmark despite a temporary divergence at the end of the period, and was slightly ahead of the average for its peer funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
Your Fund’s After-Tax Returns.	30
About Your Fund’s Expenses.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2011

Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	-0.61%
Institutional Shares	-0.44
ETF Shares
Market Price	-0.74
Net Asset Value	-0.46
FTSE All-World Index	0.40
Global Funds Average	-0.84
Global Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2010 , Through October 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$18.85	$18.40	$0.350	$0.000
Institutional Shares	94.62	92.36	1.925	0.000
ETF Shares	46.30	45.21	0.918	0.000

1

Chairman’s Letter

Dear Shareholder,

Despite political turmoil, sovereign-debt concerns, and natural disasters, international markets produced solid results during the first half of the fiscal year ended October 31, 2011. However, things changed dramatically in the second half, as Europe’s ongoing debt struggles intensified, causing stocks worldwide to retreat.

Vanguard Total World Stock Index Fund, which holds nearly 3,000 large- and mid-capitalization stocks of companies located around the world, returned approximately –0.5%, which was slightly better than the average return of global peer funds.

The fund met its objective of capturing the return of its target, the FTSE All-World Index, in the period. Although their returns appeared to diverge a bit at the fiscal year-end, this was a result of temporary price differences arising from fair-value pricing policies, which protect fund shareholders and are required by the Securities and Exchange Commission. (The note on page 6 provides more information on fair-value pricing.)

If you own the fund in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

2

A positive finish to an anxious 12 months

U.S. stock indexes ended the 12 months with solid returns, though the gains were shadowed by anxiety in a volatile period. Helped by a strong October, the broad U.S. stock market returned 7.67% for the year.

The sources of volatility are, by now, familiar: sovereign-debt dramas in Europe, policymaking strife in the United States, and an economic expansion that has failed to gather enough momentum to bring down high levels of unemployment.

Volatility has been a theme in international markets, too. International stock markets returned a combined –4.66% as stock prices retreated in Europe. Prices also fell in the Pacific region’s developed economies and emerging markets, where growth has moderated.

Unsteady yields reflected fast-changing sentiment

Taxable bonds produced strong returns and municipal bonds solid ones, though as in the stock market, investor sentiment was volatile. The yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, began the 12 months at 2.61%, drifted higher as the economic expansion seemed to gather steam, then fluttered lower to close the period at 2.17%.

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	12.22%	0.54%
Russell 2000 Index (Small-caps)	6.71	12.87	0.68
Dow Jones U.S. Total Stock Market Index	7.67	12.58	0.90
MSCI All Country World Index ex USA (International)	-4.66	12.92	-0.37

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.00%	8.87%	6.41%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	3.78	8.31	4.80
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.15	1.53

CPI
Consumer Price Index	3.53%	1.49%	2.33%

3

The decline in Treasury yields (and rise in prices) was driven by Europe’s sovereign-debt dramas, underwhelming economic reports, and a flight to safety that was prompted, paradoxically, by a rating agency’s decision to downgrade the U.S. government debt. Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.

Taxable investment-grade bonds returned 5.00% for the full 12 months. It’s important to note, of course, that as yields decline, the opportunity for similarly strong returns diminishes. The broad municipal market returned 3.78%. The returns on money market instruments hovered near 0%, consistent with the Federal Reserve Board’s target for short-term interest rates.

Stock gains in the United States were offset by losses elsewhere

Vanguard Total World Stock Index Fund invests in global stock markets in proportions that match their representation in its target index. The United States, the biggest market in the world, typically has the largest impact on the fund’s performance, and for the past 12 months that impact was beneficial, as U.S. stocks rose more than 7%. Returns from the rest of the world were largely negative, putting the fund’s net performance just below 0%.

Throughout the period, U.S. stocks rose and fell in often-dramatic swings, with their overall return ending up close to zero at the end of September. Only a strong October pushed the performance of the fund’s U.S. holdings into solidly positive territory for

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.45%	0.23%	0.25%	1.46%

The fund expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2011, the fund’s expense ratios were 0.40% for Investor Shares, 0.20% for Institutional Shares, and
0.22% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end
2010.

Peer group: Global Funds.

4

the fiscal year. Leading the U.S. returns were energy companies, which benefited from rising demand and prices. Information technology companies also did well as investors anticipated continued growing sales from corporations ramping up their IT infrastructure.

Meanwhile, Canadian stocks, which make up about 4% of the index and the fund, returned 0%.

The debt problems in Europe spread pessimism worldwide

Across the rest of the world, stocks suffered under the weight of worries about Eurozone debt and a slowing global economy.

Markets in Europe, a region that makes up the index’s second-largest weighting after North America, retreated about –5% in U.S. dollar terms. Concerns over Greece’s struggles to stay current with its debts spilled over into other countries in the region, including Italy and Spain. In some ways, the market mood was reminiscent of the financial crisis of 2008, with investors feeling anxiety about what might be lurking on the balance sheets of major financial institutions.

A handful of countries in Europe managed to rise above the ongoing debt drama. The United Kingdom (the region’s largest market), Norway, and Ireland each posted modest gains for the period.

Total Returns
Inception Through October 31, 2011
Average
Annual Return
Total World Stock Index Fund Investor Shares (Returns since inception: 6/26/2008)	-1.35%
FTSE All-World Index	-1.44
Global Funds Average	-1.80
Global Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Along the Pacific Rim, stocks fell about –1% for U.S. investors. The region’s dominant market, Japan, lost –1.5%, as the country continued to grapple with the aftermath of the tragic earthquake in March and prolonged anemic economic growth. On a more positive note, Australia, the next-largest market, did well for U.S. investors, rising 4% on the strength of a soaring Australian dollar.

Emerging market stocks, which have delivered outsized returns in recent years, also took a toll on the fund’s performance for the period. Some of the biggest emerging markets, including China, Brazil, and India, suffered as investors grew concerned that the countries’ rapid economic expansions were losing steam.

Energy stocks powered forward; financials and materials retreated

In terms of industry sectors worldwide, energy stocks led with a 10% gain, driven in part by rising demand. Consumer staples (+9%), a traditional refuge of conservatism when market volatility spikes, also did well, along with information technology companies (+5%).

However, those gains were offset by losses in the financial sector (–11%), as investors worried about financial companies’ ongoing exposure to problematic debt, including bonds of over-indebted governments once thought to be safe havens. Materials stocks (–5%) also stepped back as prices for most industrial metals deteriorated.

6

For U.S.-based investors, currency markets had a modestly positive effect, with most major currencies rising in value against the U.S. dollar. For example, the U.S. dollar fell about –1% against the euro and more than –3.5% against the Japanese yen. That meant foreign investments gained in value when their returns were converted into dollars for U.S. investors.

Amid the global volatility, diversification showed its benefits

The past year turned out to be another one in which stock investors had to contend with severe volatility, and with Europe’s debt troubles much in the news, some of the anxiety of the 2008 financial crisis returned. We understand that it’s difficult not to be worried when markets are shaky. But we would emphasize—as we always have—that it’s vitally important to maintain a portfolio that’s broadly diversified, regardless of the market environment.

Vanguard Total World Stock Index Fund conveniently provides the diversification that we view as so valuable. The thousands of stocks held by your fund span the world, offering exposure to an extremely wide array of countries and industries, and all available within one investment.

Diversification, of course, doesn’t guarantee that you won’t suffer a loss or that you’ll make a profit, but it can reduce the risk of being overly concentrated in any one segment of the global marketplace. In some years, as in the past 12 months, the U.S. stock market does better than its foreign counterparts. In other years, U.S. stocks lag those in other countries. But when you’re invested globally, the ups and downs of one market can be somewhat tempered by the performance of others.

Your fund also offers the benefit of low expenses, allowing you to keep more of its returns. But prudent investing encompasses more than broad diversification and low costs. It also includes making sure one’s portfolio combines stocks with bonds and short-term investments in a mix suited to your goals and time horizon. This kind of balanced, long-term approach has proven itself over the long haul.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2011

7

Two important changes to your fund
As this report went to press in mid-December, Vanguard announced that the Total
World Stock Index Fund has changed its target benchmark and eliminated its 0.25%
purchase fee.

A broader benchmark
The fund’s target index has been changed to the FTSE Global All Cap Index from the
FTSE All-World Index. The new benchmark provides the fund’s shareholders with broader diversification by adding exposure to small-capitalization stocks around the world. The previous index focused on large- and mid-cap stocks.

By tracking the new index, the fund will offer the broadest possible exposure to the world’s equity markets. Its assets will be invested in more than 7,400 securities in
47 countries, representing 98% of the world’s investable stock market capitalization.
As with the fund’s former index, approximately 56% of the new index is made up of stocks outside the United States.

The transition to the new benchmark will be completed by the end of 2011, and it is not expected to generate any capital gains distributions. The fund’s expense ratios are expected to remain unchanged.

Purchase fee is eliminated
Vanguard has eliminated the 0.25% fee on purchases of the fund’s Investor and
Institutional Shares.

Unlike a load or sales commission, the fee was paid directly to the fund to cover costs associated with purchasing stocks in markets abroad. As a result of the fund’s asset growth and increased transaction activity, it is now possible to manage these purchases more efficiently, eliminating the need for the purchase fee.

Like all Vanguard international equity funds, the fund will continue to charge a 2%
fee on Investor and Institutional Shares redeemed within two months of purchase.
This fee is designed to protect long-term investors from the adverse effects of trading activity by short-term investors attempting to profit from time and pricing differences between U.S. and international markets.

8

Total World Stock Index Fund

Fund Profile
As of October 31, 2011

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.45%	0.23%	0.25%

Portfolio Characteristics
		FTSE
		All-World
	Fund	Index
Number of Stocks	2,926	2,883
Median Market Cap	$33.0B	$33.0B
Price/Earnings Ratio	12.7x	12.6x
Price/Book Ratio	1.7x	1.7x
Return on Equity	19.1%	18.9%
Earnings Growth Rate	4.8%	4.7%
Dividend Yield	2.8%	2.9%
Turnover Rate	10%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	Index
Consumer Discretionary	10.1%	10.1%
Consumer Staples	10.3	10.3
Energy	11.4	11.4
Financials	19.7	19.8
Health Care	8.6	8.5
Industrials	10.6	10.6
Information Technology	12.3	12.2
Materials	8.3	8.4
Telecommunication
Services	4.9	4.9
Utilities	3.8	3.8

Volatility Measures
FTSE
All-World
Index
R-Squared	1.00
Beta	1.04
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	1.4%
Apple Inc.	Computer
	Hardware	1.3
Royal Dutch Shell plc	Integrated Oil &
	Gas	0.8
Microsoft Corp.	Systems Software	0.8
International Business	IT Consulting &
Machines Corp.	Other Services	0.8
Chevron Corp.	Integrated Oil &
	Gas	0.8
Nestle SA	Packaged Foods &
	Meats	0.7
BHP Billiton Ltd.	Diversified Metals
	& Mining	0.7
General Electric Co.	Industrial
	Conglomerates	0.6
Johnson & Johnson	Pharmaceuticals	0.6
Top Ten		8.5%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratios were 0.40% for Investor Shares, 0.20% for Institutional Shares, and 0.22% for ETF Shares.

9

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	Index
Europe
United Kingdom	8.5%	8.4%
France	3.9	4.0
Switzerland	3.1	3.2
Germany	3.1	3.1
Spain	1.4	1.4
Sweden	1.2	1.2
Italy	1.0	1.0
Other	2.7	2.6
Subtotal	24.9%	24.9%
Pacific
Japan	7.6%	7.7%
Australia	3.4	3.5
Hong Kong	1.3	1.3
Other	0.8	0.8
Subtotal	13.1%	13.3%
Emerging Markets
China	2.3%	2.3%
Brazil	2.3	2.2
South Korea	2.2	2.2
Taiwan	1.5	1.5
India	1.3	1.2
South Africa	1.1	1.1
Other	3.8	3.8
Subtotal	14.5%	14.3%
North America
United States	43.2%	43.2%
Canada	4.0	4.0
Subtotal	47.2%	47.2%
Middle East	0.3%	0.3%

10

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 26, 2008, Through October 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/26/2008)	Investment
Total World Stock Index Fund Investor
Shares	-0.86%	-1.42%	$9,532
– – – – FTSE All-World Index	0.40	-1.44	9,525
Global Funds Average	-0.84	-1.80	9,410
Global Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(10/9/2008)	Investment
Total World Stock Index Fund
Institutional Shares	-0.68%	12.60%	$7,189,768
FTSE All-World Index	0.40	11.84	7,041,380
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases, but not the 2% fee on redemptions of shares held for less than two months. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

11

Total World Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/24/2008)	Investment
Total World Stock Index Fund
ETF Shares Net Asset Value	-0.46%	-1.61%	$9,469
FTSE All-World Index	0.40	-1.72	9,435
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: June 24, 2008, Through October 31, 2011
		Since
	One	Inception
	Year	(6/24/2008)
Total World Stock Index Fund
ETF Shares Market Price	-0.74%	-5.32%
Total World Stock Index Fund
ETF Shares Net Asset Value	-0.46	-5.31
FTSE All-World Index	0.40	-5.65
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): June 26, 2008, Through October 31, 2011

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases, but not the 2% fee on redemptions of shares held for less than two months. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

12

Total World Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	6/26/2008	-6.91%	-4.39%
Fee-Adjusted Returns		-7.14	-4.47
Institutional Shares	10/9/2008	-6.75	9.30
Fee-Adjusted Returns		-6.98	9.20
ETF Shares	6/24/2008
Market Price		-7.39	-4.81
Net Asset Value		-6.77	-4.66

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases, but not the 2% fee on redemptions of shares held for less than two months. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

13

Total World Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	165,989	6,498	0.4%
Commonwealth Bank of Australia	80,850	4,153	0.3%
Australia—Other †		38,484	2.7%
		49,135	3.4%

Austria †		1,793	0.1%

Belgium †		4,986	0.3%

Brazil †		32,638	2.2%

Canada
Imperial Oil Ltd.	17,590	728	0.1%
Canada—Other †		56,893	3.9%
		57,621	4.0%

Chile †		3,842	0.3%

China
China Construction Bank Corp.	3,757,060	2,760	0.2%
Industrial & Commercial Bank of China	3,376,245	2,108	0.2%
CNOOC Ltd.	927,000	1,752	0.1%
PetroChina Co. Ltd.	1,102,000	1,431	0.1%
Bank of China Ltd.	3,252,800	1,158	0.1%
China Life Insurance Co. Ltd.	400,000	1,034	0.1%
China Petroleum & Chemical Corp.	893,319	845	0.1%
China Shenhua Energy Co. Ltd.	181,000	828	0.1%
China Unicom Hong Kong Ltd.	378,574	761	0.1%
China Telecom Corp. Ltd.	862,034	532	0.1%
Agricultural Bank of China Ltd.	1,175,500	528	0.0%

14

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	China Overseas Land & Investment Ltd.	222,480	412	0.0%
	China Citic Bank Corp. Ltd.	569,010	306	0.0%
	China Coal Energy Co. Ltd.	229,000	285	0.0%
	Yanzhou Coal Mining Co. Ltd.	106,000	262	0.0%
	China Resources Enterprise Ltd.	60,000	219	0.0%
	Dongfeng Motor Group Co. Ltd.	134,000	219	0.0%
	China Merchants Holdings International Co. Ltd.	62,000	191	0.0%
	China Communications Construction Co. Ltd.	244,375	184	0.0%
	Kunlun Energy Co. Ltd.	128,000	179	0.0%
	China Resources Power Holdings Co. Ltd.	99,400	177	0.0%
	China Resources Land Ltd.	106,000	155	0.0%
	China Oilfield Services Ltd.	80,000	133	0.0%
	Citic Pacific Ltd.	70,000	127	0.0%
	Sinopharm Group Co. Ltd.	37,600	102	0.0%
	Air China Ltd.	116,000	90	0.0%
	Shanghai Industrial Holdings Ltd.	26,000	85	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	38,800	84	0.0%
	China Resources Cement Holdings Ltd.	106,000	84	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	29,000	68	0.0%
	Guangdong Investment Ltd.	112,000	67	0.0%
	Shanghai Electric Group Co. Ltd.	152,000	67	0.0%
	China Longyuan Power Group Corp.	80,000	66	0.0%
	China Railway Construction Corp. Ltd.	102,626	61	0.0%
	China Railway Group Ltd.	184,000	61	0.0%
^	China COSCO Holdings Co. Ltd.	117,000	61	0.0%
	China Agri-Industries Holdings Ltd.	73,000	58	0.0%
	CSR Corp. Ltd.	98,000	58	0.0%
*	China Southern Airlines Co. Ltd.	88,000	49	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	130,000	48	0.0%
	Zhejiang Expressway Co. Ltd.	68,000	45	0.0%
	Sinofert Holdings Ltd.	128,000	42	0.0%
	Franshion Properties China Ltd.	188,000	39	0.0%
	Angang Steel Co. Ltd.	62,000	38	0.0%
	Poly Hong Kong Investments Ltd.	74,000	37	0.0%
	China Foods Ltd.	46,000	36	0.0%
	China Communications Services Corp. Ltd.	64,000	30	0.0%
*,^	China Eastern Airlines Corp. Ltd.	74,000	29	0.0%
	Metallurgical Corp. of China Ltd.	125,000	27	0.0%
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	21,900	26	0.0%
	Harbin Electric Co. Ltd.	26,000	26	0.0%
	Sinotruk Hong Kong Ltd.	34,000	20	0.0%
	China Travel International Inv HK	128,000	19	0.0%
	Maanshan Iron & Steel	52,000	16	0.0%
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	12,200	9	0.0%
	Tianjin Capital Environmental Protection Group Co. Ltd.	28,000	8	0.0%
	China Merchants Property Development Co. Ltd. Class B	5,200	7	0.0%
*	Citic Resources Holdings Ltd.	49,400	7	0.0%
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	5,800	6	0.0%
	Guangdong Electric Power Development Co. Ltd. Class B	15,300	6	0.0%
	Sinotrans Ltd.	25,000	5	0.0%
1	China—Other †		15,198	1.1%
			33,371	2.3%

Colombia †			1,913	0.1%

15

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Czech Republic †		921	0.1%
Denmark †		6,053	0.4%
Egypt †		772	0.1%
Finland †		4,869	0.3%
France
Total SA	115,913	6,048	0.4%
Sanofi	67,511	4,830	0.3%
France—Other †		46,322	3.2%
		57,200	3.9%
Germany
Siemens AG	47,420	4,971	0.4%
Germany—Other †		39,497	2.7%
		44,468	3.1%
Greece †		726	0.1%
Hong Kong
BOC Hong Kong Holdings Ltd.	208,000	495	0.0%
1 Hong Kong—Other †		18,664	1.3%
		19,159	1.3%
Hungary †		727	0.1%
[1]India †		19,539	1.3%
Indonesia †		5,660	0.4%
Ireland †		1,480	0.1%
Israel †		4,591	0.3%
Italy †		14,671	1.0%
Japan
Toyota Motor Corp.	121,730	4,042	0.3%
TonenGeneral Sekiyu KK	15,000	169	0.0%
Japan—Other †		105,425	7.3%
		109,636	7.6%
Luxembourg †		40	0.0%
Malaysia †		7,988	0.5%
Mexico †		9,416	0.6%
Morocco †		238	0.0%
Netherlands †		13,069	0.9%
New Zealand †		874	0.1%

16

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Norway †		5,820	0.4%

Peru †		1,299	0.1%

Philippines †		1,119	0.1%

Poland †		2,413	0.2%

Portugal †		1,609	0.1%

Russia †		11,712	0.8%

Singapore
Cosco Corp. Singapore Ltd.	32,000	26	0.0%
Singapore—Other †		9,982	0.7%
		10,008	0.7%

South Africa †		16,473	1.1%

South Korea
1 Samsung Electronics Co. Ltd. GDR	15,126	6,483	0.5%
1 South Korea—Other †		24,761	1.7%
		31,244	2.2%
Spain
Telefonica SA	238,179	5,062	0.4%
Spain—Other †		15,056	1.0%
		20,118	1.4%

Sweden †		16,934	1.2%

Switzerland
Nestle SA	179,731	10,395	0.7%
Novartis AG	117,977	6,646	0.5%
Roche Holding AG	36,444	5,979	0.4%
1 Switzerland—Other †		21,961	1.5%
		44,981	3.1%

Taiwan †		21,636	1.5%

Thailand †		3,390	0.2%

Turkey †		2,288	0.2%

United Kingdom
HSBC Holdings plc	924,189	8,064	0.6%
Vodafone Group plc	2,659,578	7,385	0.5%
BP plc	977,379	7,192	0.5%
Royal Dutch Shell plc Class A	186,479	6,606	0.5%
GlaxoSmithKline plc	263,594	5,916	0.4%
Royal Dutch Shell plc Class B	139,478	5,004	0.3%
British American Tobacco plc	103,684	4,754	0.3%
Rio Tinto plc	76,444	4,136	0.3%
United Kingdom—Other †		71,978	5.0%
		121,035	8.4%

17

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
United States
Exxon Mobil Corp.		252,200	19,694	1.4%
* Apple Inc.		48,089	19,465	1.3%
Microsoft Corp.		435,836	11,606	0.8%
International Business Machines Corp.		61,953	11,438	0.8%
Chevron Corp.		103,983	10,923	0.8%
General Electric Co.		553,449	9,248	0.6%
Johnson & Johnson		142,450	9,172	0.6%
Procter & Gamble Co.		142,528	9,120	0.6%
AT&T Inc.		308,163	9,032	0.6%
Oracle Corp.		262,751	8,610	0.6%
Coca-Cola Co.		118,745	8,113	0.6%
Pfizer Inc.		404,700	7,795	0.5%
Wal-Mart Stores Inc.		135,414	7,681	0.5%
* Google Inc. Class A		12,550	7,438	0.5%
Wells Fargo & Co.		274,348	7,108	0.5%
JPMorgan Chase & Co.		202,771	7,048	0.5%
Intel Corp.		275,017	6,749	0.5%
Philip Morris International Inc.		91,055	6,362	0.4%
Merck & Co. Inc.		159,429	5,500	0.4%
Verizon Communications Inc.		147,864	5,468	0.4%
Cisco Systems Inc.		285,698	5,294	0.4%
PepsiCo Inc.		82,224	5,176	0.4%
Schlumberger Ltd.		69,992	5,142	0.4%
ConocoPhillips		71,219	4,960	0.3%
McDonald’s Corp.		53,394	4,958	0.3%
Citigroup Inc.		150,320	4,749	0.3%
* Berkshire Hathaway Inc. Class A		37	4,327	0.3%
Abbott Laboratories		80,040	4,312	0.3%
Qualcomm Inc.		83,262	4,296	0.3%
* Berkshire Hathaway Inc. Class B		55,035	4,285	0.3%
Occidental Petroleum Corp.		41,856	3,890	0.3%
United States—Other †			390,302	27.0%
			629,261	43.5%
Total Common Stocks (Cost $1,363,777)			1,448,736	100.1%

	Coupon
Temporary Cash Investment
Money Market Fund
[2,3] Vanguard Market Liquidity Fund
(Cost $1,472)	0.128%	1,471,731	1,472	0.1%
Total Investments (Cost $1,365,249)			1,450,208	100.2%
Other Assets and Liabilities
Other Assets			4,145	0.3%
Liabilities[3]			(6,431)	(0.5%)
			(2,286)	(0.2%)
Net Assets			1,447,922	100.0%

18

Total World Stock Index Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	1,362,862
Undistributed Net Investment Income	26,107
Accumulated Net Realized Losses	(25,948)
Unrealized Appreciation (Depreciation)
Investment Securities	84,959
Foreign Currencies	(58)
Net Assets	1,447,922

Investor Shares—Net Assets
Applicable to 15,549,227 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	286,033
Net Asset Value Per Share—Investor Shares	$18.40

Institutional Shares—Net Assets
Applicable to 2,071,365 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	191,302
Net Asset Value Per Share—Institutional Shares	$92.36

ETF Shares—Net Assets
Applicable to 21,469,157 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	970,587
Net Asset Value Per Share—ETF Shares	$45.21

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,368,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $8,829,000, representing 0.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $1,472,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Dividends[1]	34,811
Interest[2]	11
Security Lending	642
Total Income	35,464
Expenses
The Vanguard Group—Note B
Investment Advisory Services	171
Management and Administrative—Investor Shares	921
Management and Administrative—Institutional Shares	155
Management and Administrative—ETF Shares	1,278
Marketing and Distribution—Investor Shares	82
Marketing and Distribution—Institutional Shares	26
Marketing and Distribution—ETF Shares	259
Custodian Fees	419
Auditing Fees	37
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	32
Trustees’ Fees and Expenses	1
Total Expenses	3,386
Net Investment Income	32,078
Realized Net Gain (Loss)
Investment Securities Sold	(16,370)
Foreign Currencies	(211)
Realized Net Gain (Loss)	(16,581)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(50,814)
Foreign Currencies	(106)
Change in Unrealized Appreciation (Depreciation)	(50,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,423)
1 Dividends are net of foreign withholding taxes of $1,595,000.
2 Interest income from an affiliated company of the fund was $11,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,078	19,020
Realized Net Gain (Loss)	(16,581)	29,502
Change in Unrealized Appreciation (Depreciation)	(50,920)	66,555
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,423)	115,077
Distributions
Net Investment Income
Investor Shares	(4,815)	(2,072)
Institutional Shares	(1,119)	(292)
ETF Shares	(16,015)	(9,007)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(21,949)	(11,371)
Capital Share Transactions
Investor Shares	39,203	99,427
Institutional Shares	162,247	25,727
ETF Shares	267,478	160,401
Net Increase (Decrease) from Capital Share Transactions	468,928	285,555
Total Increase (Decrease)	411,556	389,261
Net Assets
Beginning of Period	1,036,366	647,105
End of Period[1]	1,447,922	1,036,366
1 Net Assets—End of Period includes undistributed net investment income of $26,107,000 and $16,075,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

Investor Shares
				June 26,
				2008[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.85	$16.66	$13.71	$20.00
Investment Operations
Net Investment Income	.380	.359[2]	.328[2]	.160[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(.480)	2.076	2.698	(6.450)
Total from Investment Operations	(.100)	2.435	3.026	(6.290)
Distributions
Dividends from Net Investment Income	(.350)	(.245)	(.076)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.350)	(.245)	(.076)	—
Net Asset Value, End of Period	$18.40	$18.85	$16.66	$13.71

Total Return[4]	-0.61%	14.73%	22.25%	-31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$286	$255	$131	$41
Ratio of Total Expenses to Average Net Assets	0.40%	0.45%	0.50%	0.46%[5]
Ratio of Net Investment Income to Average Net Assets	2.30%	2.03%	2.28%	2.32%[5]
Portfolio Turnover Rate[6]	10%	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.01, $.01, and $.01.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Financial Highlights

Institutional Shares
				Oct. 9,
				2008[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$94.62	$83.54	$68.63	$66.81
Investment Operations
Net Investment Income	2.124	1.893[2]	1.884[2]	.124[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(2.459)	10.538	13.457	1.696
Total from Investment Operations	(.335)	12.431	15.341	1.820
Distributions
Dividends from Net Investment Income	(1.925)	(1.351)	(.431)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.925)	(1.351)	(.431)	—
Net Asset Value, End of Period	$92.36	$94.62	$83.54	$68.63

Total Return[4]	-0.44%	15.01%	22.55%	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$191	$48	$17	$7
Ratio of Total Expenses to Average Net Assets	0.20%	0.23%	0.25%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	2.50%	2.25%	2.53%	2.58%[5]
Portfolio Turnover Rate[6]	10%	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.03, $.05, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total World Stock Index Fund

Financial Highlights

ETF Shares
				June 24,
				2008[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$46.30	$40.88	$33.59	$49.74
Investment Operations
Net Investment Income	1.020	.964[2]	.871[2]	.340[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(1.192)	5.118	6.622	(16.490)
Total from Investment Operations	(.172)	6.082	7.493	(16.150)
Distributions
Dividends from Net Investment Income	(.918)	(.662)	(.203)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.918)	(.662)	(.203)	—
Net Asset Value, End of Period	$45.21	$46.30	$40.88	$33.59

Total Return	-0.46%	15.00%	22.49%	-32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$971	$733	$499	$114
Ratio of Total Expenses to Average Net Assets	0.22%	0.25%	0.30%	0.29%[4]
Ratio of Net Investment Income to Average Net Assets	2.48%	2.23%	2.48%	2.49%[4]
Portfolio Turnover Rate[5]	10%	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.02, $.02, and $.01.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

25

Total World Stock Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $227,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	629,261	—	—
Common Stocks—International	122,343	697,132	—
Temporary Cash Investments	1,472	—	—
Total	753,076	697,132	—

26

Total World Stock Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks—
International
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2010	4
Change in Unrealized Appreciation (Depreciation)	(4)
Balance as of October 31, 2011	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2011, the fund realized net foreign currency losses of $211,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2011, the fund realized gains on the sale of passive foreign investment companies of $123,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2011, had unrealized appreciation of $768,000, of which all has been distributed and is reflected in the balance of undistributed net investment income.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduced realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $9,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at October 31, 2011, the fund had $27,942,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $24,145,000 to offset future net capital gains of $572,000 through October 31, 2016, $7,776,000 through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019.

At October 31, 2011, the cost of investment securities for tax purposes was $1,367,820,000. Net unrealized appreciation of investment securities for tax purposes was $82,388,000, consisting of unrealized gains of $179,237,000 on securities that had risen in value since their purchase and $96,849,000 in unrealized losses on securities that had fallen in value since their purchase.

27

Total World Stock Index Fund

E. During the year ended October 31, 2011, the fund purchased $612,800,000 of investment securities and sold $130,766,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	119,111	6,119	149,093	8,519
Issued in Lieu of Cash Distributions	4,116	214	1,883	108
Redeemed[2]	(84,024)	(4,310)	(51,549)	(2,964)
Net Increase (Decrease)—Investor Shares	39,203	2,023	99,427	5,663
Institutional Shares
Issued[1]	210,138	2,097	29,459	343
Issued in Lieu of Cash Distributions	1,119	12	292	3
Redeemed[2]	(49,010)	(544)	(4,024)	(44)
Net Increase (Decrease)—Institutional Shares	162,247	1,565	25,727	302
ETF Shares
Issued[1]	267,478	5,626	240,124	5,437
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(79,723)	(1,800)
Net Increase (Decrease)—ETF Shares	267,478	5,626	160,401	3,637
1 Includes purchase fees for fiscal 2011 and 2010 of $771,000 and $422,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2011 and 2010 of $25,000 and $41,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund: In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 12, 2011

Special 2011 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $18,784,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 30.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund designates to shareholders foreign source income of $21,958,000 and foreign taxes paid of $1,571,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2012 to determine the calendar-year amounts to be included on their 2011 tax returns.

29

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2011. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund Investor Shares
Periods Ended October 31, 2011

		Since
	One	Inception
	Year	(6/26/2008)
Returns Before Taxes	-0.86%	-1.42%
Returns After Taxes on Distributions	-1.10	-1.58
Returns After Taxes on Distributions and Sale of Fund Shares	-0.16	-1.20

Returns are adjusted to reflect the 0.25% fee on purchases but not the 2% fee on redemptions of shares held for less than two months.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended October 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2011	10/31/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$872.45	$1.75
Institutional Shares	1,000.00	873.05	0.90
ETF Shares	1,000.00	872.95	0.94
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.34	$1.89
Institutional Shares	1,000.00	1,024.25	0.97
ETF Shares	1,000.00	1,024.20	1.02

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.37% for Investor Shares, 0.19% for Institutional Shares, and 0.20% for ETF Shares. The dollar amounts shown as “Expenses
Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

33

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
and is used by FTSE International Limited under license.
Institutional Investor Services > 800-523-1036	”All-World” is a trademark of FTSE International
Text Telephone for People	Limited. The FTSE All-World ex US Index is calculated
With Hearing Impairment > 800-749-7273	by FTSE International Limited. FTSE International
Limited does not sponsor, endorse, or promote the
This material may be used in conjunction	fund; is not in any way connected to it; and does not
with the offering of shares of any Vanguard	accept any liability in relation to its issue, operation,
fund only if preceded or accompanied by	and trading.
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122011

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)

Common Stocks (100.1%)
Australia (3.4%)
BHP Billiton Ltd.	165,989	6,498
Commonwealth Bank of Australia	80,850	4,153
Westpac Banking Corp.	157,176	3,647
Australia & New Zealand Banking Group Ltd.	136,008	3,073
National Australia Bank Ltd.	113,704	3,037
Wesfarmers Ltd.	51,914	1,761
Rio Tinto Ltd.	22,586	1,622
Woolworths Ltd.	63,042	1,576
Newcrest Mining Ltd.	39,557	1,398
Woodside Petroleum Ltd.	30,722	1,170
Westfield Group	119,400	961
QBE Insurance Group Ltd.	57,371	883
Origin Energy Ltd.	55,108	830
CSL Ltd.	27,485	828
Telstra Corp. Ltd.	227,448	739
AMP Ltd.	142,741	636
Santos Ltd.	46,187	624
Suncorp Group Ltd.	65,804	591
Brambles Ltd.	81,434	563
Foster's Group Ltd.	100,147	560
Orica Ltd.	20,547	557
Oil Search Ltd.	71,203	486
Amcor Ltd.	64,805	474
Macquarie Group Ltd.	17,309	446
Westfield Retail Trust	158,002	421
Transurban Group	76,005	417
Stockland	125,977	416
Coca-Cola Amatil Ltd.	29,948	387
WorleyParsons Ltd.	12,725	369
AGL Energy Ltd.	23,005	347
Insurance Australia Group Ltd.	105,105	347
Iluka Resources Ltd.	20,639	343
Fortescue Metals Group Ltd.	66,856	336
Incitec Pivot Ltd.	83,911	304
GPT Group	91,676	303
ASX Ltd.	9,005	289
Wesfarmers Ltd. Price Protected Shares	7,779	267
Crown Ltd.	29,640	250
Computershare Ltd.	31,458	249
MacArthur Coal Ltd.	14,545	247
Goodman Group	373,165	242
Asciano Ltd.	147,870	236
Sonic Healthcare Ltd.	19,759	228
Lend Lease Group	27,943	227
Mirvac Group	168,766	221
Dexus Property Group	239,829	213
CFS Retail Property Trust	111,755	213
Alumina Ltd.	132,561	202
Leighton Holdings Ltd.	8,884	202
OZ Minerals Ltd.	16,620	200
Toll Holdings Ltd.	35,051	177
Cochlear Ltd.	2,817	173
Bendigo and Adelaide Bank Ltd.	17,379	172
Metcash Ltd.	38,828	170
Tatts Group Ltd.	67,497	164
Sims Metal Management Ltd.	10,703	154
Ramsay Health Care Ltd.	7,646	150
* James Hardie Industries SE	23,108	150
Boral Ltd.	36,188	148
MAp Group	40,559	145
* Echo Entertainment Group Ltd.	36,406	141

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Treasury Wine Estates Ltd.	34,620	135
Commonwealth Property Office Fund	133,616	130
Challenger Ltd.	26,607	127
TABCORP Holdings Ltd.	37,548	115
Bank of Queensland Ltd.	12,580	111
* Qantas Airways Ltd.	61,110	102
* Lynas Corp. Ltd.	80,809	100
Caltex Australia Ltd.	7,023	98
Coal & Allied Industries Ltd.	748	97
Ansell Ltd.	6,337	93
Harvey Norman Holdings Ltd.	39,977	91
New Hope Corp. Ltd.	13,939	86
BlueScope Steel Ltd.	98,012	86
Charter Hall Office REIT	24,160	86
Whitehaven Coal Ltd.	13,751	85
OneSteel Ltd.	65,134	83
IOOF Holdings Ltd.	12,429	82
* Downer EDI Ltd.	23,973	76
Flight Centre Ltd.	3,325	69
SP AusNet	65,297	68
CSR Ltd.	26,113	66
Adelaide Brighton Ltd.	22,182	66
Aristocrat Leisure Ltd.	27,424	65
Perpetual Ltd.	2,677	63
* Paladin Energy Ltd.	36,863	56
* Aquila Resources Ltd.	8,186	51
Billabong International Ltd.	10,795	48
* Nufarm Ltd.	9,685	48
Goodman Fielder Ltd.	79,350	46
Fairfax Media Ltd.	44,792	43
Envestra Ltd.	58,792	40
Platinum Asset Management Ltd.	9,324	39
DuluxGroup Ltd.	13,950	38
* Macquarie Atlas Roads Group	25,209	37
Australand Property Group	13,374	36
Ten Network Holdings Ltd.	34,205	33
Consolidated Media Holdings Ltd.	11,572	32
Seven West Media Ltd.	8,379	31
GWA Group Ltd.	11,242	27
* Energy Resources of Australia Ltd.	5,960	12
APN News & Media Ltd.	2,880	3
* Gunns Ltd.	6,004	2
		49,135
Austria (0.1%)
Voestalpine AG	10,102	347
Erste Group Bank AG	14,528	310
OMV AG	7,497	261
Telekom Austria AG	17,373	197
IMMOFINANZ AG	54,176	178
Andritz AG	2,008	177
Verbund AG	3,189	92
Raiffeisen Bank International AG	3,302	92
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,997	84
Strabag SE	1,787	55
		1,793
Belgium (0.3%)
Anheuser-Busch InBev NV	41,957	2,327
Delhaize Group SA	5,478	358
Groupe Bruxelles Lambert SA	3,986	306
Umicore SA	7,102	304
UCB SA	6,617	291
Belgacom SA	8,410	254
Ageas	126,090	253

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Solvay SA Class A	2,184	223
KBC Groep NV	8,769	194
Telenet Group Holding NV	4,319	167
Colruyt SA	3,340	137
Bekaert SA	2,304	102
Mobistar SA	649	37
* Dexia SA	42,706	33
		4,986
Brazil (2.2%)
Petroleo Brasileiro SA ADR Type A	118,983	3,009
Vale SA Class B ADR	103,583	2,445
Itau Unibanco Holding SA ADR	120,413	2,302
Petroleo Brasileiro SA ADR	77,147	2,084
Vale SA Class B ADR	80,504	2,046
Cia de Bebidas das Americas ADR	57,771	1,948
Banco Bradesco SA ADR	102,213	1,860
BRF - Brasil Foods SA	44,524	925
Banco do Brasil SA	58,293	890
Itausa - Investimentos Itau SA Prior Pfd.	137,830	866
BM&FBovespa SA	105,350	634
Petroleo Brasileiro SA Prior Pfd.	47,292	592
Cia Siderurgica Nacional SA ADR	62,010	580
* OGX Petroleo e Gas Participacoes SA	63,900	535
CCR SA	16,400	452
Petroleo Brasileiro SA	33,046	448
Gerdau SA ADR	49,174	444
Redecard SA	25,088	417
Embraer SA ADR	13,769	383
Banco Santander Brasil SA	37,600	339
Ultrapar Participacoes SA	18,548	330
Telefonica Brasil SA Prior Pfd.	11,180	325
Cielo SA	10,822	289
Souza Cruz SA	23,100	287
Cia Energetica de Minas Gerais ADR	16,315	278
Centrais Eletricas Brasileiras SA	26,900	266
Cia de Bebidas das Americas	9,817	265
Brasil Telecom SA ADR	12,885	265
PDG Realty SA Empreendimentos e Participacoes	55,900	247
BR Malls Participacoes SA	22,000	239
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	6,138	238
Bradespar SA Prior Pfd.	11,200	228
Lojas Americanas SA Prior Pfd.	25,134	225
Tractebel Energia SA	13,500	216
Natura Cosmeticos SA	10,600	207
Lojas Renner SA	6,300	192
Itau Unibanco Holding SA	11,300	186
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	26,200	183
Tim Participacoes SA ADR	6,990	182
Centrais Eletricas Brasileiras SA Prior Pfd.	13,100	180
Tele Norte Leste ADR	16,135	175
All America Latina Logistica SA	34,800	174
CETIP SA - Balcao Organizado de Ativos e Derivativos	12,600	173
Usinas Siderurgicas de Minas Gerais SA	10,800	153
Vale SA Prior Pfd.	6,200	147
Weg SA	12,747	144
* JBS SA	46,798	141
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,498	128
Cia Energetica de Sao Paulo Prior Pfd.	7,285	126
Klabin SA Prior Pfd.	33,600	123
Cia Paranaense de Energia Prior Pfd.	5,900	118
MRV Engenharia e Participacoes SA	16,600	118
Anhanguera Educacional Participacoes SA	7,900	117
Cosan SA Industria e Comercio	7,500	117
Metalurgica Gerdau SA Prior Pfd. Class A	9,500	107

Vanguard® Total World Stock Index Fund Schedule of Investments October 31, 2011

		Market
		Value
	Shares	($000)
Vale SA	4,100	105
TAM SA Prior Pfd.	5,069	101
* HRT Participacoes em Petroleo SA	200	99
AES Tiete SA Prior Pfd.	6,800	97
Banco do Estado do Rio Grande do Sul Prior Pfd.	9,200	97
* NET Servicos de Comunicacao SA Prior Pfd.	8,900	94
Cia de Saneamento Basico do Estado de Sao Paulo	3,400	93
EDP - Energias do Brasil SA	4,200	91
Vale Fertilizantes SA Prior Pfd.	6,292	89
Braskem SA Prior Pfd.	9,400	85
Hypermarcas SA	15,412	84
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	83
Light SA	5,273	83
Fibria Celulose SA	8,600	77
Multiplan Empreendimentos Imobiliarios SA	3,800	77
Gerdau SA	9,800	75
Telemar Norte Leste SA Prior Pfd.	2,700	74
Amil Participacoes SA	7,100	72
Duratex SA	12,660	70
Porto Seguro SA	6,472	69
CPFL Energia SA	5,400	69
Suzano Papel e Celulose SA Prior Pfd.	12,234	61
* MMX Mineracao e Metalicos SA	12,600	56
Lojas Americanas SA	7,100	55
EcoRodovias Infraestrutura e Logistica SA	7,300	55
Tele Norte Leste	4,300	53
Sul America SA	6,200	51
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	1,698	49
Cia Energetica de Minas Gerais Prior Pfd.	2,750	46
AES Tiete SA	3,549	44
* OSX Brasil SA	200	42
Cia Energetica de Minas Gerais	2,928	40
* MPX Energia SA	1,800	39
Marfrig Alimentos SA	8,600	37
B2W Cia Global Do Varejo	4,036	33
LLX Logistica SA	11,800	26
Tim Participacoes SA	4,800	25
Cia de Gas de Sao Paulo Prior Pfd.	1,000	20
Brasil Telecom SA	2,700	20
Brasil Telecom SA Prior Pfd.	2,000	14
		32,638
Canada (4.0%)
Royal Bank of Canada	73,420	3,581
Toronto-Dominion Bank	45,600	3,442
Bank of Nova Scotia	55,259	2,912
Suncor Energy Inc.	80,672	2,570
Barrick Gold Corp.	51,840	2,559
Potash Corp. of Saskatchewan Inc.	44,210	2,093
Goldcorp Inc.	41,839	2,036
Canadian Natural Resources Ltd.	56,760	2,002
Canadian National Railway Co.	23,180	1,816
Bank of Montreal	29,659	1,752
Canadian Imperial Bank of Commerce	20,692	1,559
TransCanada Corp.	36,150	1,537
Enbridge Inc.	40,180	1,392
Cenovus Energy Inc.	38,974	1,335
Manulife Financial Corp.	92,050	1,215
Teck Resources Ltd. Class B	30,220	1,212
Brookfield Asset Management Inc. Class A	33,220	961
Encana Corp.	38,316	831
Kinross Gold Corp.	58,100	828
Rogers Communications Inc. Class B	22,500	821
Sun Life Financial Inc.	31,088	785
Talisman Energy Inc.	53,400	758

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Imperial Oil Ltd.	17,590	728
Agrium Inc.	8,451	697
Thomson Reuters Corp.	21,301	630
Silver Wheaton Corp.	17,600	608
National Bank of Canada	8,430	602
Valeant Pharmaceuticals International Inc.	15,100	596
Crescent Point Energy Corp.	13,900	594
Yamana Gold Inc.	38,500	575
Canadian Pacific Railway Ltd.	9,064	560
Nexen Inc.	32,504	552
* Research In Motion Ltd.	27,254	551
Power Corp. of Canada	21,190	534
Tim Hortons Inc.	10,818	532
Eldorado Gold Corp.	27,200	511
BCE Inc.	12,800	507
First Quantum Minerals Ltd.	23,700	497
Magna International Inc.	12,460	475
Cameco Corp.	21,438	460
Shoppers Drug Mart Corp.	10,860	456
Fairfax Financial Holdings Ltd.	1,000	418
Shaw Communications Inc. Class B	20,520	416
IAMGOLD Corp.	18,800	404
Husky Energy Inc.	14,760	379
SNC-Lavalin Group Inc.	7,500	377
Power Financial Corp.	13,960	377
Agnico-Eagle Mines Ltd.	8,459	367
Intact Financial Corp.	6,500	363
RioCan Real Estate Investment Trust	13,100	332
Fortis Inc.	9,700	328
Pacific Rubiales Energy Corp.	14,002	326
Canadian Utilities Ltd. Class A	5,240	317
* MEG Energy Corp.	7,000	316
Saputo Inc.	7,600	314
Great-West Lifeco Inc.	14,000	312
Bombardier Inc. Class B	74,900	310
* CGI Group Inc. Class A	14,970	306
Brookfield Office Properties Inc.	18,500	304
* Ivanhoe Mines Ltd.	14,779	302
IGM Financial Inc.	6,600	285
TransAlta Corp.	11,260	248
Canadian Tire Corp. Ltd. Class A	3,900	233
CI Financial Corp.	10,700	215
Loblaw Cos. Ltd.	5,500	210
Finning International Inc.	8,600	201
Bank of Montreal	3,309	196
George Weston Ltd.	2,600	180
* Osisko Mining Corp.	14,400	174
TELUS Corp.	3,000	161
TELUS Corp. Class A	2,700	138
Niko Resources Ltd.	2,400	132
Bombardier Inc. Class A	4,315	18
		57,621
Chile (0.3%)
Empresas COPEC SA	27,220	417
Empresa Nacional de Electricidad SA ADR	8,614	416
Sociedad Quimica y Minera de Chile SA ADR	6,011	352
Lan Airlines SA	13,429	346
SACI Falabella	36,038	339
Cencosud SA	45,072	290
Banco de Chile	1,711,607	239
Empresas CMPC SA	54,350	226
CAP SA	5,685	221
Enersis SA ADR	10,787	212
Banco Santander Chile ADR	1,713	140

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Banco de Credito e Inversiones	1,905	106
Colbun SA	354,353	96
Corpbanca	6,493,102	94
ENTEL Chile SA	4,343	86
AES Gener SA	134,372	77
Cia Cervecerias Unidas SA	6,295	71
Enersis SA	114,300	46
Embotelladora Andina SA Prior Pfd.	7,625	36
Sociedad Quimica y Minera de Chile SA Class B	353	21
Banco Santander Chile	145,800	11
		3,842
China (2.3%)
China Mobile Ltd.	313,196	2,977
China Construction Bank Corp.	3,757,060	2,760
Industrial & Commercial Bank of China	3,376,245	2,108
CNOOC Ltd.	927,000	1,752
PetroChina Co. Ltd.	1,102,000	1,431
Bank of China Ltd.	3,252,800	1,158
Tencent Holdings Ltd.	47,600	1,101
China Life Insurance Co. Ltd.	400,000	1,034
Ping An Insurance Group Co.	121,630	902
China Petroleum & Chemical Corp.	893,319	845
China Shenhua Energy Co. Ltd.	181,000	828
China Unicom Hong Kong Ltd.	378,574	761
Belle International Holdings Ltd. Class A	324,000	635
China Telecom Corp. Ltd.	862,034	532
Agricultural Bank of China Ltd.	1,175,500	528
Hengan International Group Co. Ltd.	52,500	455
China Merchants Bank Co. Ltd.	215,131	434
China Overseas Land & Investment Ltd.	222,480	412
Tingyi Cayman Islands Holding Corp.	118,000	336
Want Want China Holdings Ltd.	353,000	327
Bank of Communications Co. Ltd.	468,058	322
China Citic Bank Corp. Ltd.	569,010	306
China Coal Energy Co. Ltd.	229,000	285
China Pacific Insurance Group Co. Ltd.	92,400	284
Yanzhou Coal Mining Co. Ltd.	106,000	262
Lenovo Group Ltd.	390,000	262
Anhui Conch Cement Co. Ltd.	66,000	240
PICC Property & Casualty Co. Ltd.	166,000	230
China Resources Enterprise Ltd.	60,000	219
Dongfeng Motor Group Co. Ltd.	134,000	219
China Mengniu Dairy Co. Ltd.	68,000	217
Inner Mongolia Yitai Coal Co. Class B	38,400	212
Beijing Enterprises Holdings Ltd.	35,000	194
China Merchants Holdings International Co. Ltd.	62,000	191
GOME Electrical Appliances Holding Ltd.	620,720	190
China Communications Construction Co. Ltd.	244,375	184
Tsingtao Brewery Co. Ltd.	36,000	183
Kunlun Energy Co. Ltd.	128,000	179
China Resources Power Holdings Co. Ltd.	99,400	177
China National Building Material Co. Ltd.	134,000	172
Jiangxi Copper Co. Ltd.	71,000	172
China Minsheng Banking Corp. Ltd.	203,800	166
China Resources Land Ltd.	106,000	155
ENN Energy Holdings Ltd.	40,000	145
* Brilliance China Automotive Holdings Ltd.	126,000	135
Zijin Mining Group Co. Ltd.	313,301	133
China Oilfield Services Ltd.	80,000	133
^ Evergrande Real Estate Group Ltd.	296,000	128
Citic Pacific Ltd.	70,000	127
^ GCL-Poly Energy Holdings Ltd.	382,000	123
^ China Yurun Food Group Ltd.	68,000	118
Guangzhou Automobile Group Co. Ltd.	117,857	118

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	80,180	116
^	Aluminum Corp. of China Ltd.	215,331	116
	Kingboard Chemical Holdings Ltd.	32,500	111
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	9,718	109
*,^	Byd Co. Ltd.	44,500	107
	Sinopharm Group Co. Ltd.	37,600	102
	Sino-Ocean Land Holdings Ltd.	209,500	93
	China International Marine Containers Group Co. Ltd. Class B	77,000	93
	Weichai Power Co. Ltd.	18,000	91
	Air China Ltd.	116,000	90
	Parkson Retail Group Ltd.	67,000	85
	Shanghai Industrial Holdings Ltd.	26,000	85
*	China Taiping Insurance Holdings Co. Ltd.	38,800	84
	China Resources Cement Holdings Ltd.	106,000	84
	COSCO Pacific Ltd.	60,000	84
	Shandong Weigao Group Medical Polymer Co. Ltd.	80,000	83
	ZTE Corp.	29,212	83
	Zhaojin Mining Industry Co. Ltd.	45,500	81
^	Alibaba.com Ltd.	67,000	79
	Soho China Ltd.	106,000	76
	Golden Eagle Retail Group Ltd.	30,000	75
	China Shipping Development Co. Ltd.	106,442	75
	Longfor Properties Co. Ltd.	58,500	75
	China Vanke Co. Ltd. Class B	66,500	75
	Great Wall Motor Co. Ltd.	54,250	74
	Shimao Property Holdings Ltd.	71,500	70
	Huaneng Power International Inc.	152,000	69
	Zhuzhou CSR Times Electric Co. Ltd.	29,000	68
	Guangdong Investment Ltd.	112,000	67
	Shanghai Electric Group Co. Ltd.	152,000	67
	China Longyuan Power Group Corp.	80,000	66
	China BlueChemical Ltd.	84,000	66
*	Chongqing Rural Commercial Bank	146,000	65
	China Everbright Ltd.	42,000	62
	Guangzhou R&F Properties Co. Ltd.	64,000	62
^	Renhe Commercial Holdings Co. Ltd.	438,000	61
	Agile Property Holdings Ltd.	68,000	61
	China Railway Construction Corp. Ltd.	102,626	61
	China Railway Group Ltd.	184,000	61
^	China COSCO Holdings Co. Ltd.	117,000	61
	Fosun International Ltd.	106,500	60
	Country Garden Holdings Co. Ltd.	147,000	58
	China Agri-Industries Holdings Ltd.	73,000	58
	CSR Corp. Ltd.	98,000	58
	Dongfang Electric Corp. Ltd.	18,600	57
	Shougang Fushan Resources Group Ltd.	136,000	56
*,1	CITIC Securities Co. Ltd.	28,000	56
	Jiangsu Expressway Co. Ltd.	64,000	55
	Nine Dragons Paper Holdings Ltd.	80,000	54
	Geely Automobile Holdings Ltd.	195,000	50
*	Semiconductor Manufacturing International Corp.	905,000	50
*	China Southern Airlines Co. Ltd.	88,000	49
	Datang International Power Generation Co. Ltd.	188,000	48
	Sinopec Shanghai Petrochemical Co. Ltd.	130,000	48
	Beijing Capital International Airport Co. Ltd.	106,000	48
	Anta Sports Products Ltd.	52,000	48
	BBMG Corp.	54,500	47
	Shenzhen International Holdings Ltd.	722,500	47
*	Shanghai Pharmaceuticals Holding Co. Ltd.	24,000	46
	Shui On Land Ltd.	146,000	45
	Zhejiang Expressway Co. Ltd.	68,000	45
	Yuexiu Property Co. Ltd.	283,200	44
	Huabao International Holdings Ltd.	68,000	43
	Sinofert Holdings Ltd.	128,000	42

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	China Rongsheng Heavy Industries Group Holdings Ltd.	116,000	40
	Li Ning Co. Ltd.	41,500	40
	Franshion Properties China Ltd.	188,000	39
	Angang Steel Co. Ltd.	62,000	38
	China High Speed Transmission Equipment Group Co. Ltd.	59,000	37
	Poly Hong Kong Investments Ltd.	74,000	37
	China Foods Ltd.	46,000	36
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	25,100	34
	Sany Heavy Equipment International Holdings Co. Ltd.	37,500	33
	Lee & Man Paper Manufacturing Ltd.	80,000	33
	Weiqiao Textile Co.	59,401	33
*	China Shipping Container Lines Co. Ltd.	161,000	31
	CSG Holding Co. Ltd. Class B	34,880	30
	China Communications Services Corp. Ltd.	64,000	30
*,^	China Eastern Airlines Corp. Ltd.	74,000	29
	Lianhua Supermarket Holdings Co. Ltd.	18,000	29
	China National Materials Co. Ltd.	57,000	29
	Weifu High-Technology Group Co. Ltd. Class B	12,505	28
	Zhongsheng Group Holdings Ltd.	15,500	27
	Travelsky Technology Ltd.	55,500	27
	Metallurgical Corp. of China Ltd.	125,000	27
	Bosideng International Holdings Ltd.	96,000	26
	Guangshen Railway Co. Ltd.	76,000	26
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	21,900	26
	Harbin Electric Co. Ltd.	26,000	26
	Greentown China Holdings Ltd.	38,000	24
	Hopewell Highway Infrastructure Ltd.	42,500	23
	China Molybdenum Co. Ltd.	46,000	23
	Shenzhen Investment Ltd.	100,000	21
*,^	Huadian Power International Co.	136,000	21
	New World China Land Ltd.	91,400	21
	KWG Property Holding Ltd.	47,500	21
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	39,050	20
	Sinotruk Hong Kong Ltd.	34,000	20
	Kingboard Laminates Holdings Ltd.	37,000	20
	China Travel International Inv HK	128,000	19
^	China Zhongwang Holdings Ltd.	56,800	19
	Chaoda Modern Agriculture Holdings Ltd.	132,000	19
	Jiangling Motors Corp. Ltd. Class B	9,600	18
	China Dongxiang Group Co.	99,000	18
	Hidili Industry International Development Ltd.	42,000	18
	TPV Technology Ltd.	60,000	17
	Maanshan Iron & Steel	52,000	16
	C C Land Holdings Ltd.	61,000	15
	Sichuan Expressway Co. Ltd.	32,000	14
	Double Coin Holdings Ltd. Class B	22,200	14
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	21,800	13
	Hainan Airlines Co. Ltd. Class B	16,200	13
	Hopson Development Holdings Ltd.	20,000	12
*	Shanghai Haixin Group Co. Class B	25,000	12
*	Shanghai Friendship Group Inc. Ltd. Class B	7,150	11
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	7,600	11
	Foshan Electrical and Lighting Co. Ltd. Class B	13,300	10
	Jinzhou Port Co. Ltd. Class B	19,920	10
	Sinopec Yizheng Chemical Fibre Co. Ltd.	42,000	10
	Guangzhou Pharmaceutical Co. Ltd.	14,000	10
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	8,500	9
	Anhui Expressway Co.	14,000	9
	China Huiyuan Juice Group Ltd.	28,000	9
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	12,200	9
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	11,110	8
	Xinjiang Goldwind Science & Technology Co. Ltd.	12,200	8
	Tianjin Capital Environmental Protection Group Co. Ltd.	28,000	8
	China Merchants Property Development Co. Ltd. Class B	5,200	7

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Citic Resources Holdings Ltd.	49,400	7
* Huadian Energy Co. Ltd. Class B	22,600	7
* BOE Technology Group Co. Ltd. Class B	44,760	7
Shenzhen Chiwan Wharf Holdings Ltd. Class B	5,800	6
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	7,900	6
Dazhong Transportation Group Co. Ltd. Class B	11,800	6
Shandong Chenming Paper Holdings Ltd. Class B	12,300	6
Zhejiang Southeast Electric Power Co. Class B	12,800	6
Chongqing Changan Automobile Co. Ltd. Class B	21,060	6
Shenzhen Expressway Co. Ltd.	14,000	6
* People's Food Holdings Ltd.	11,000	6
Guangdong Electric Power Development Co. Ltd. Class B	15,300	6
Bengang Steel Plates Co. Class B	15,300	5
Sinotrans Ltd.	25,000	5
Beijing North Star Co. Ltd.	28,000	5
Guangzhou Shipyard International Co. Ltd.	5,200	4
Guangdong Provincial Expressway Development Co. Ltd. Class B	14,400	4
* Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	2,200	—
		33,371
Colombia (0.1%)
Ecopetrol SA	232,253	498
BanColombia SA	19,781	307
BanColombia SA ADR	4,223	264
Grupo de Inversiones Suramericana SA	11,712	206
Inversiones Argos SA	17,157	165
Almacenes Exito SA	11,369	146
Interconexion Electrica SA ESP	15,254	97
Cementos Argos SA	16,029	92
Corp Financiera Colombiana SA	4,429	83
Isagen SA ESP	46,738	55
		1,913
Czech Republic (0.1%)
CEZ AS	12,643	534
Komercni Banka AS	1,080	207
Telefonica Czech Republic AS	8,549	180
		921
Denmark (0.4%)
Novo Nordisk A/S Class B	25,357	2,692
* Danske Bank A/S	47,711	652
AP Moller - Maersk A/S Class B	85	575
Novozymes A/S	3,118	463
Carlsberg A/S Class B	5,872	398
Coloplast A/S Class B	1,933	281
AP Moller - Maersk A/S	34	219
DSV A/S	10,501	210
* Vestas Wind Systems A/S	10,960	170
FLSmidth & Co. A/S	2,395	152
* William Demant Holding A/S	1,178	93
H Lundbeck A/S	2,918	59
Tryg A/S	1,023	57
Rockwool International A/S Class B	327	32
		6,053
Egypt (0.1%)
Orascom Construction Industries GDR	6,206	254
Commercial International Bank Egypt SAE	28,753	128
* Orascom Telecom Holding SAE GDR	28,511	78
* Egyptian Financial Group-Hermes Holding	26,408	57
Telecom Egypt Co.	22,049	55
Egyptian Kuwaiti Holding Co. SAE	50,301	52
* Talaat Moustafa Group	84,619	51
Egyptian Co. for Mobile Services	1,403	24
National Societe Generale Bank SAE	4,054	18
Ezz Steel	14,391	15

9

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Sidi Kerir Petrochemcials Co.	6,032	13
ElSwedy Electric Co.	3,572	13
Maridive & Oil Services SAE	4,030	8
* Egyptian Iron & Steel Co.	7,482	6
		772
Finland (0.3%)
Nokia Oyj	191,804	1,291
Sampo Oyj	28,568	785
Fortum Oyj	23,031	561
Kone Oyj Class B	8,622	475
Wartsila Oyj	11,004	334
Metso Oyj	8,209	318
UPM-Kymmene Oyj	25,690	300
Nokian Renkaat Oyj	7,168	263
Stora Enso Oyj	35,783	226
Kesko Oyj Class B	3,410	121
Neste Oil Oyj	6,334	77
Rautaruukki Oyj	5,366	57
Outokumpu Oyj	4,902	41
Sanoma Oyj	1,520	20
		4,869
France (3.9%)
Total SA	115,913	6,048
Sanofi	67,511	4,830
LVMH Moet Hennessy Louis Vuitton SA	18,956	3,142
GDF Suez	87,529	2,466
BNP Paribas SA	54,180	2,419
Danone	33,479	2,321
AXA SA	119,687	1,925
Air Liquide SA	14,629	1,889
France Telecom SA	102,518	1,843
L'Oreal SA	15,566	1,714
Schneider Electric SA	27,974	1,643
Vivendi SA	63,596	1,421
Vinci SA	28,865	1,416
Pernod-Ricard SA	13,606	1,266
Cie de St-Gobain	27,379	1,265
ArcelorMittal	59,793	1,240
Societe Generale SA	38,183	1,093
Unibail-Rodamco SE	4,849	964
Carrefour SA	35,143	930
Cie Generale d'Optique Essilor International SA	10,828	783
Hermes International	2,298	781
PPR	5,022	779
Alstom SA	15,349	572
Bouygues SA	14,597	545
Technip SA	5,673	536
Christian Dior SA	3,761	531
European Aeronautic Defence and Space Co. NV	16,967	500
Cie Generale des Etablissements Michelin Class B	6,862	497
Renault SA	11,774	492
Lafarge SA	11,352	460
Sodexo	6,160	445
SES SA	17,028	435
EDF SA	13,322	399
Accor SA	11,711	383
Credit Agricole SA	49,445	383
Vallourec SA	6,171	374
Veolia Environnement SA	26,201	371
Publicis Groupe SA	7,491	361
Suez Environnement Co.	22,096	347
* Alcatel-Lucent	124,423	344
Legrand SA	9,621	340
Safran SA	10,403	340

10

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Cap Gemini SA	8,389	321
Edenred	11,340	320
Dassault Systemes SA	2,997	252
Groupe Eurotunnel SA	27,185	245
STMicroelectronics NV	34,957	242
Societe BIC SA	2,503	223
Bureau Veritas SA	2,867	222
SCOR SE	9,275	216
Arkema SA	3,160	215
Casino Guichard Perrachon SA	2,266	212
Gemalto NV	4,531	206
Peugeot SA	9,425	205
Valeo SA	4,048	203
Eutelsat Communications SA	4,187	172
Zodiac Aerospace	2,156	169
* Cie Generale de Geophysique - Veritas	7,594	166
Lagardere SCA	6,041	162
Klepierre	4,982	155
AtoS	3,172	153
Natixis	45,078	143
Thales SA	4,011	141
Eiffage SA	3,852	131
Iliad SA	1,098	128
CNP Assurances	8,083	123
Aeroports de Paris	1,562	123
Societe Television Francaise 1	8,145	109
SEB SA	1,286	108
Fonciere Des Regions	1,422	105
ICADE	1,132	101
Imerys SA	1,758	100
Faurecia	3,477	92
Gecina SA	920	91
Wendel SA	1,206	89
* JCDecaux SA	3,224	86
Eramet	512	80
BioMerieux	917	80
Eurazeo	1,635	78
Rexel SA	3,756	67
Bollore	282	65
Euler Hermes SA	764	55
APERAM	3,193	55
* Air France-KLM	7,074	54
Ciments Francais SA	523	46
Ipsen SA	1,016	34
PagesJaunes Groupe	5,585	24
		57,200
Germany (3.1%)
Siemens AG	47,420	4,971
BASF SE	47,883	3,495
SAP AG	47,686	2,883
Daimler AG	54,801	2,783
Bayer AG	42,829	2,729
Allianz SE	23,239	2,586
E.ON AG	98,549	2,376
Deutsche Telekom AG	169,083	2,148
Deutsche Bank AG	48,279	1,996
Volkswagen AG Prior Pfd.	8,795	1,532
Muenchener Rueckversicherungs AG	9,786	1,311
Bayerische Motoren Werke AG	15,613	1,268
Linde AG	6,625	1,050
RWE AG	20,362	868
Fresenius Medical Care AG & Co. KGaA	11,277	821
Adidas AG	10,656	750
Deutsche Post AG	47,753	724

11

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Fresenius SE & Co. KGaA	6,652	653
K&S AG	10,120	641
* Deutsche Boerse AG	11,003	606
ThyssenKrupp AG	20,383	584
Henkel AG & Co. KGaA Prior Pfd.	9,244	550
Porsche Automobil Holding SE Prior Pfd.	8,553	498
Infineon Technologies AG	55,281	498
* Commerzbank AG	202,228	494
HeidelbergCement AG	9,714	440
Metro AG	8,474	393
Henkel AG & Co. KGaA	6,590	322
MAN SE	3,528	311
Merck KGaA	3,177	296
* Continental AG	3,968	296
Beiersdorf AG	4,671	269
* Kabel Deutschland Holding AG	4,633	263
GEA Group AG	9,374	257
Volkswagen AG	1,615	253
Lanxess AG	4,223	247
Hochtief AG	3,010	219
Brenntag AG	1,988	200
* QIAGEN NV	12,656	176
Hannover Rueckversicherung AG	3,238	159
Bilfinger Berger SE	1,777	159
Deutsche Lufthansa AG	11,416	155
Software AG	3,294	136
Fraport AG Frankfurt Airport Services Worldwide	1,948	123
United Internet AG	6,177	122
Salzgitter AG	2,138	121
Axel Springer AG	2,547	103
Suedzucker AG	3,115	91
Puma SE	265	85
Hugo Boss AG Prior Pfd.	889	84
* TUI AG	12,874	84
Wacker Chemie AG	788	79
Fielmann AG	648	68
Celesio AG	3,981	63
Hamburger Hafen und Logistik AG	1,374	42
SMA Solar Technology AG	608	37
		44,468
Greece (0.1%)
Coca Cola Hellenic Bottling Co. SA	7,705	152
OPAP SA	12,689	146
* National Bank of Greece SA ADR	255,476	138
Hellenic Telecommunications Organization SA ADR	44,948	126
Public Power Corp. SA	6,581	56
Hellenic Petroleum SA	5,771	51
* Alpha Bank AE	29,989	40
* EFG Eurobank Ergasias SA	19,037	17
		726
Hong Kong (1.3%)
Hutchison Whampoa Ltd.	166,000	1,518
AIA Group Ltd.	468,600	1,433
Sun Hung Kai Properties Ltd.	102,000	1,404
Cheung Kong Holdings Ltd.	91,800	1,138
Hong Kong Exchanges and Clearing Ltd.	55,300	937
CLP Holdings Ltd.	92,500	824
Hong Kong & China Gas Co. Ltd.	310,280	700
Jardine Matheson Holdings Ltd.	13,600	685
Power Assets Holdings Ltd.	83,000	631
Li & Fung Ltd.	324,000	624
Swire Pacific Ltd. Class A	48,484	560
Hang Seng Bank Ltd.	41,812	539
BOC Hong Kong Holdings Ltd.	208,000	495

12

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Hang Lung Group Ltd.	74,897	455
	Hongkong Land Holdings Ltd.	86,000	452
	Hang Lung Properties Ltd.	118,000	430
	Wharf Holdings Ltd.	77,600	413
	Bank of East Asia Ltd.	107,472	393
	Link REIT	109,500	376
*	Sands China Ltd.	119,200	358
	Jardine Strategic Holdings Ltd.	11,000	323
	Henderson Land Development Co. Ltd.	58,000	317
	MTR Corp.	85,000	274
	Sino Land Co. Ltd.	147,527	233
	Wynn Macau Ltd.	76,800	215
	SJM Holdings Ltd.	108,000	185
	Shangri-La Asia Ltd.	87,519	176
	New World Development Co. Ltd.	158,000	167
	Cathay Pacific Airways Ltd.	83,000	151
	Kerry Properties Ltd.	39,000	143
	First Pacific Co. Ltd.	134,400	140
	Hysan Development Co. Ltd.	39,000	136
*,1	Galaxy Entertainment Group Ltd.	67,000	136
	Wheelock & Co. Ltd.	42,000	123
	PCCW Ltd.	292,000	117
	AAC Technologies Holdings Inc.	50,000	115
	Cheung Kong Infrastructure Holdings Ltd.	21,000	113
	Wing Hang Bank Ltd.	12,000	108
	Yue Yuen Industrial Holdings Ltd.	38,000	108
	Esprit Holdings Ltd.	72,231	105
	ASM Pacific Technology Ltd.	9,200	101
	Lifestyle International Holdings Ltd.	37,500	100
	VTech Holdings Ltd.	9,600	90
	NWS Holdings Ltd.	57,500	87
	Television Broadcasts Ltd.	15,000	86
	Xinyi Glass Holdings Ltd.	136,000	86
	Hopewell Holdings Ltd.	30,000	78
	Orient Overseas International Ltd.	13,000	59
	Johnson Electric Holdings Ltd.	98,000	57
	Guoco Group Ltd.	6,000	57
	Cafe de Coral Holdings Ltd.	24,000	54
	Hong Kong Aircraft Engineering Co. Ltd.	4,252	53
*	Foxconn International Holdings Ltd.	79,000	53
	Hongkong & Shanghai Hotels	37,500	50
	Techtronic Industries Co.	55,000	48
	Champion REIT	102,000	42
	Melco International Development Ltd.	50,000	40
	Shun Tak Holdings Ltd.	80,000	37
	Hutchison Telecommunications Hong Kong Holdings Ltd.	97,000	35
	Texwinca Holdings Ltd.	26,000	33
	Chinese Estates Holdings Ltd.	19,500	32
*	New World Development Co. Ltd. Rights	79,000	27
	Great Eagle Holdings Ltd.	11,000	24
	Brightoil Petroleum Holdings Ltd.	84,000	20
	Kowloon Development Co. Ltd.	19,000	18
	Dah Sing Financial Holdings Ltd.	4,950	15
*	Mongolia Energy Corp. Ltd.	156,000	15
	Dah Sing Banking Group Ltd.	7,480	7
	Hutchison Harbour Ring Ltd.	34,000	3
	Public Financial Holdings Ltd.	4,000	2
			19,159
Hungary (0.1%)
*	MOL Hungarian Oil and Gas plc	4,005	310
	OTP Bank plc	14,946	234
	Richter Gedeon Nyrt	763	123

13

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Magyar Telekom Telecommunications plc	25,943	60
		727
India (1.3%)
Infosys Ltd. ADR	29,424	1,724
1 Reliance Industries Ltd. GDR	42,070	1,521
ITC Ltd.	301,456	1,314
* Cognizant Technology Solutions Corp. Class A	16,036	1,167
Housing Development Finance Corp.	56,154	790
HDFC Bank Ltd. ADR	24,513	776
Larsen & Toubro Ltd.	23,692	683
Bharti Airtel Ltd.	77,478	620
ICICI Bank Ltd. ADR	12,973	482
Bajaj Auto Ltd.	11,495	406
Axis Bank Ltd.	16,073	380
Oil & Natural Gas Corp. Ltd.	63,239	359
Tata Consultancy Services Ltd.	15,620	355
Hindustan Unilever Ltd.	43,616	336
NTPC Ltd.	81,834	300
Bharat Heavy Electricals Ltd.	36,280	236
Jindal Steel & Power Ltd.	19,145	219
Coal India Ltd.	31,207	212
Hindalco Industries Ltd.	72,576	201
Tata Motors Ltd.	48,955	197
Mahindra & Mahindra Ltd.	10,637	188
State Bank of India GDR	2,330	182
Cipla Ltd.	30,059	182
Hero Motocorp Ltd.	3,946	176
GAIL India Ltd.	19,685	170
Sun Pharmaceutical Industries Ltd.	16,443	169
Punjab National Bank	8,346	166
Lupin Ltd.	17,157	165
Kotak Mahindra Bank Ltd.	15,566	163
Power Grid Corp. of India Ltd.	75,181	161
Grasim Industries Ltd.	3,156	160
Dr Reddy's Laboratories Ltd.	4,486	152
Infrastructure Development Finance Co. Ltd.	53,810	145
Titan Industries Ltd.	32,520	144
Nestle India Ltd.	1,572	137
Adani Enterprises Ltd.	13,726	134
Ultratech Cement Ltd.	5,215	123
DLF Ltd.	23,878	117
Infosys Ltd.	2,004	117
Tata Steel Ltd.	11,558	114
Maruti Suzuki India Ltd.	4,727	109
NMDC Ltd.	21,842	106
Sterlite Industries India Ltd.	40,256	105
Wipro Ltd. ADR	9,629	101
Asian Paints Ltd.	1,552	101
HCL Technologies Ltd.	10,847	98
Sociedad Matriz Banco de Chile Class B	276,858	87
Tata Power Co. Ltd.	41,810	86
Sesa Goa Ltd.	20,167	85
Reliance Industries Ltd.	4,665	83
JSW Steel Ltd.	5,939	79
Jaiprakash Associates Ltd.	48,036	76
Ambuja Cements Ltd.	23,209	74
* Idea Cellular Ltd.	37,340	72
Siemens Ltd.	4,064	71
Colgate-Palmolive India Ltd.	3,469	71
Mundra Port and Special Economic Zone Ltd.	20,483	69
Wipro Ltd.	8,986	67
Ranbaxy Laboratories Ltd.	6,568	67
Bank of Baroda	4,248	67
Hindustan Petroleum Corp. Ltd.	9,752	67

14

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Indian Oil Corp. Ltd.	11,142	67
United Spirits Ltd.	3,692	66
Bharat Petroleum Corp. Ltd.	5,147	66
Steel Authority of India Ltd.	28,550	65
* Unitech Ltd.	105,356	65
Rural Electrification Corp. Ltd.	17,514	64
Bajaj Holdings and Investment Ltd.	4,212	64
Tata Chemicals Ltd.	9,174	62
State Bank of India	1,589	62
Dabur India Ltd.	29,548	61
Exide Industries Ltd.	24,104	60
Zee Entertainment Enterprises Ltd.	22,944	57
ICICI Bank Ltd.	3,023	57
Divi's Laboratories Ltd.	3,549	56
Canara Bank	5,870	56
Union Bank of India	11,393	53
Reliance Infrastructure Ltd.	5,548	52
Oil India Ltd.	1,902	51
* Reliance Power Ltd.	25,506	50
Power Finance Corp. Ltd.	16,156	49
Glenmark Pharmaceuticals Ltd.	7,797	49
Bank of India	7,083	48
Cummins India Ltd.	5,759	47
Reliance Capital Ltd.	6,077	46
Bharat Forge Ltd.	7,216	44
Piramal Healthcare Ltd.	5,925	44
* Oracle Financial Services Software Ltd.	987	43
ACC Ltd.	1,743	43
Reliance Communications Ltd.	26,022	42
Mphasis Ltd.	5,895	41
Ashok Leyland Ltd.	73,255	41
NHPC Ltd.	77,106	40
Hindustan Zinc Ltd.	15,404	39
Crompton Greaves Ltd.	13,789	39
* Suzlon Energy Ltd.	48,944	38
* GlaxoSmithKline Pharmaceuticals Ltd.	845	36
* Housing Development & Infrastructure Ltd.	17,170	35
Container Corp. Of India	1,627	33
Cadila Healthcare Ltd.	2,042	32
Torrent Power Ltd.	6,625	32
Oriental Bank of Commerce	5,026	30
Bharat Electronics Ltd.	915	29
IDBI Bank Ltd.	11,843	28
Shriram Transport Finance Co. Ltd.	2,255	28
Indiabulls Financial Services Ltd.	8,744	27
Aditya Birla Nuvo Ltd.	1,370	25
* Satyam Computer Services Ltd.	16,745	24
* GMR Infrastructure Ltd.	40,149	23
Great Eastern Shipping Co. Ltd.	4,651	22
* Adani Power Ltd.	11,943	22
National Aluminium Co. Ltd.	15,548	20
ABB Ltd.	1,380	20
* Essar Oil Ltd.	11,045	20
* Satyam Computer Services Ltd. ADR	6,743	19
Castrol India Ltd.	1,484	15
JSW Energy Ltd.	13,650	15
Godrej Industries Ltd.	2,902	12
Tata Communications Ltd.	3,012	12
Corp Bank	1,243	11
Punj Lloyd Ltd.	6,563	8
Mangalore Refinery & Petrochemicals Ltd.	5,750	8
Aban Offshore Ltd.	801	7
Financial Technologies India Ltd.	470	7
Sun TV Network Ltd.	1,307	7

15

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Jet Airways India Ltd.	1,168	6
* Lanco Infratech Ltd.	14,460	5
Shipping Corp. of India Ltd.	2,795	4
* Tata Teleservices Maharashtra Ltd.	10,939	4
* Mahanagar Telephone Nigam	2,962	2
* Zee Learn Ltd.	1	—
		19,539
Indonesia (0.4%)
Astra International Tbk PT	160,003	1,234
Bank Central Asia Tbk PT	671,728	609
Bank Rakyat Indonesia Persero Tbk PT	650,378	489
Telekomunikasi Indonesia Tbk PT	529,088	441
Bank Mandiri Tbk PT	485,916	388
United Tractors Tbk PT	137,560	378
Bumi Resources Tbk PT	1,110,500	290
Gudang Garam Tbk PT	30,500	200
Semen Gresik Persero Tbk PT	158,000	168
Perusahaan Gas Negara PT	499,000	165
Adaro Energy Tbk PT	670,500	151
Kalbe Farma Tbk PT	380,000	148
Charoen Pokphand Indonesia Tbk PT	451,000	134
Bank Negara Indonesia Persero Tbk PT	298,130	134
Unilever Indonesia Tbk PT	72,000	127
Indofood Sukses Makmur Tbk PT	174,000	102
Indocement Tunggal Prakarsa Tbk PT	53,000	97
Tambang Batubara Bukit Asam Tbk PT	46,500	95
Indo Tambangraya Megah PT	16,500	82
Astra Agro Lestari Tbk PT	26,500	64
Indosat Tbk PT	100,000	60
Bank Danamon Indonesia Tbk PT	76,809	43
International Nickel Indonesia Tbk PT	77,000	31
Aneka Tambang Tbk PT	147,500	30
		5,660
Ireland (0.1%)
CRH plc	37,567	678
* Elan Corp. plc	30,934	367
Kerry Group plc Class A	6,964	258
* Ryanair Holdings plc	30,515	144
* Ryanair Holdings plc ADR	1,145	33
* Irish Bank Resolution Corp. Ltd.	14,385	—
		1,480
Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	46,288	1,887
* Check Point Software Technologies Ltd.	10,916	629
Israel Chemicals Ltd.	26,718	317
Bank Leumi Le-Israel BM	74,996	260
Bezeq The Israeli Telecommunication Corp. Ltd.	106,087	224
Bank Hapoalim BM	50,246	195
* NICE Systems Ltd.	3,265	116
Israel Corp. Ltd.	121	88
Strauss Group Ltd.	6,045	79
* Israel Discount Bank Ltd. Class A	44,295	73
* Delek Drilling - LP	19,506	62
Cellcom Israel Ltd. (Registered)	2,342	52
* Avner Oil Exploration LLP	89,488	50
Delek Group Ltd.	248	49
* Isramco - LP	392,822	46
Elbit Systems Ltd.	985	44
Mizrahi Tefahot Bank Ltd.	4,660	40
Partner Communications Co. Ltd.	3,295	39
Azrieli Group	1,510	38
Gazit-Globe Ltd.	3,085	34
* Oil Refineries Ltd.	54,817	31

16

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Paz Oil Co. Ltd.	214	30
	Osem Investments Ltd.	2,167	30
*	Ratio Oil Exploration 1992 LP	253,752	25
	Shufersal Ltd.	5,135	22
	Clal Insurance Enterprises Holdings Ltd.	900	16
*	Hot Telecommunication System Ltd.	900	12
	Clal Industries and Investments Ltd.	2,300	11
	Shikun & Binui Ltd.	5,262	10
	Jerusalem Economy Ltd.	1,070	9
	Harel Insurance Investments & Financial Services Ltd.	200	9
*	B Communications Ltd.	392	8
*	Menorah Mivtachim Holdings Ltd.	865	8
	Delek Automotive Systems Ltd.	1,000	8
*	First International Bank Of Israel Ltd.	708	7
	Migdal Insurance & Financial Holding Ltd.	5,000	7
	Property & Building Corp.	137	7
	Discount Investment Corp.	600	6
	Ormat Industries	762	5
*	IDB Holding Corp. Ltd.	302	5
*	Africa Israel Investments Ltd.	810	3
			4,591
Italy (1.0%)
	ENI SPA	141,222	3,122
	Enel SPA	363,601	1,715
	Assicurazioni Generali SPA	79,989	1,431
	Intesa Sanpaolo SPA (Registered)	594,075	1,049
	Telecom Italia SPA (Registered)	701,214	872
	UniCredit SPA	751,195	872
	Saipem SPA	16,638	743
	Snam Rete Gas SPA	88,375	432
*	Fiat Industrial SPA	45,677	398
	Atlantia SPA	24,463	373
	Telecom Italia SPA (Bearer)	297,734	312
	Terna Rete Elettrica Nazionale SPA	74,111	285
	Fiat SPA	45,220	277
	Tenaris SA ADR	8,484	270
	Enel Green Power SPA	102,952	236
	Luxottica Group SPA	6,782	200
	Unione di Banche Italiane SCPA	46,856	178
	Mediobanca SPA	21,979	174
	Prysmian SPA	10,879	164
	Pirelli & C SPA	18,150	160
	Mediaset SPA	42,110	155
	Finmeccanica SPA	21,830	150
	Banco Popolare SC	99,990	148
	Banca Monte dei Paschi di Siena SPA	274,915	128
	Davide Campari-Milano SPA	14,902	115
	Tenaris SA	6,363	101
	A2A SPA	71,266	97
	Autogrill SPA	8,088	94
	Exor SPA	3,923	86
	Banca Carige SPA	42,330	83
	Mediolanum SPA	16,374	63
*	Lottomatica SPA	2,900	55
	Exor SPA Prior Pfd.	1,965	41
	Parmalat SPA	17,217	38
*	Buzzi Unicem SPA	3,588	33
*	Edison SPA	18,221	21
			14,671
Japan (7.6%)
	Toyota Motor Corp.	121,730	4,042
	Mitsubishi UFJ Financial Group Inc.	733,851	3,189
	Canon Inc.	69,100	3,137
	Honda Motor Co. Ltd.	70,300	2,102

17

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Sumitomo Mitsui Financial Group Inc.	73,348	2,050
Mizuho Financial Group Inc.	1,224,807	1,714
NTT DoCoMo Inc.	916	1,627
FANUC Corp.	9,500	1,536
Softbank Corp.	43,100	1,399
Takeda Pharmaceutical Co. Ltd.	30,600	1,380
Japan Tobacco Inc.	269	1,345
Nippon Telegraph & Telephone Corp.	25,900	1,329
Mitsubishi Corp.	64,400	1,325
KDDI Corp.	179	1,311
Komatsu Ltd.	52,700	1,303
Panasonic Corp.	120,155	1,215
Nissan Motor Co. Ltd.	117,660	1,082
Sony Corp.	51,800	1,081
Mitsui & Co. Ltd.	72,700	1,061
East Japan Railway Co.	16,000	970
Mitsubishi Estate Co. Ltd.	57,000	965
Hitachi Ltd.	179,000	959
Inpex Corp.	140	924
Seven & I Holdings Co. Ltd.	34,500	921
Kyocera Corp.	10,000	879
Shin-Etsu Chemical Co. Ltd.	17,100	878
Nintendo Co. Ltd.	5,600	845
Bridgestone Corp.	32,820	770
Tokio Marine Holdings Inc.	32,000	763
Mitsubishi Electric Corp.	82,000	759
Mitsui Fudosan Co. Ltd.	45,000	748
Nomura Holdings Inc.	194,500	741
Central Japan Railway Co.	87	740
Toshiba Corp.	169,000	737
Sumitomo Mitsui Trust Holdings Inc.	213,460	730
Mitsubishi Heavy Industries Ltd.	177,870	725
Kao Corp.	27,400	719
Nippon Steel Corp.	268,000	699
Denso Corp.	22,500	692
Astellas Pharma Inc.	18,900	691
Murata Manufacturing Co. Ltd.	12,200	681
MS&AD Insurance Group Holdings	33,791	662
ITOCHU Corp.	65,000	643
Sumitomo Corp.	50,000	619
Dai-ichi Life Insurance Co. Ltd.	512	583
JX Holdings Inc.	96,507	562
Kansai Electric Power Co. Inc.	37,700	556
Otsuka Holdings Co. Ltd.	21,600	554
Keyence Corp.	2,160	549
Chubu Electric Power Co. Inc.	29,800	545
Daiichi Sankyo Co. Ltd.	28,000	544
ORIX Corp.	5,881	513
Sumitomo Realty & Development Co. Ltd.	24,740	513
FUJIFILM Holdings Corp.	20,700	507
Hoya Corp.	22,700	496
Fast Retailing Co. Ltd.	2,700	485
Suzuki Motor Corp.	22,281	473
JFE Holdings Inc.	24,300	463
Eisai Co. Ltd.	11,600	460
Fujitsu Ltd.	85,634	458
Kirin Holdings Co. Ltd.	37,000	453
Nidec Corp.	5,500	452
Toray Industries Inc.	63,000	448
Resona Holdings Inc.	99,106	444
Daito Trust Construction Co. Ltd.	4,900	434
Secom Co. Ltd.	9,100	430
NKSJ Holdings Inc.	21,475	430
Tokyo Gas Co. Ltd.	99,000	426

18

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Terumo Corp.	8,300	422
SMC Corp.	2,700	420
Asahi Glass Co. Ltd.	47,000	412
Marubeni Corp.	70,628	411
Yamada Denki Co. Ltd.	5,660	407
Sumitomo Metal Mining Co. Ltd.	29,000	399
Aeon Co. Ltd.	29,800	390
Sharp Corp.	42,000	387
Tokyo Electron Ltd.	7,200	383
Asahi Group Holdings Ltd.	18,100	371
Mitsubishi Chemical Holdings Corp.	60,984	370
Daikin Industries Ltd.	12,379	366
Sumitomo Metal Industries Ltd.	194,000	365
Nikon Corp.	15,100	338
Isuzu Motors Ltd.	77,000	326
Sumitomo Electric Industries Ltd.	29,400	326
West Japan Railway Co.	7,500	318
Rohm Co. Ltd.	6,200	316
Ajinomoto Co. Inc.	28,000	313
Osaka Gas Co. Ltd.	82,000	310
^ Kintetsu Corp.	88,000	309
Asahi Kasei Corp.	52,000	308
Daiwa Securities Group Inc.	87,000	304
Daiwa House Industry Co. Ltd.	24,000	301
Yakult Honsha Co. Ltd.	10,500	295
Yamato Holdings Co. Ltd.	17,700	293
* NEC Corp.	129,000	287
JGC Corp.	10,000	282
Nitto Denko Corp.	6,600	277
Yahoo Japan Corp.	861	277
Kuraray Co. Ltd.	19,500	273
Dai Nippon Printing Co. Ltd.	26,000	272
Kubota Corp.	33,000	272
Shiseido Co. Ltd.	14,800	271
* Mitsubishi Motors Corp.	203,000	268
Odakyu Electric Railway Co. Ltd.	28,000	262
Hankyu Hanshin Holdings Inc.	62,000	262
Omron Corp.	12,100	261
T&D Holdings Inc.	26,100	259
Tobu Railway Co. Ltd.	53,000	253
Shizuoka Bank Ltd.	26,000	252
Electric Power Development Co. Ltd.	10,100	251
Sumitomo Chemical Co. Ltd.	67,492	249
JS Group Corp.	11,600	243
Dena Co. Ltd.	5,600	242
Sekisui House Ltd.	27,000	242
Ono Pharmaceutical Co. Ltd.	4,600	241
Kyushu Electric Power Co. Inc.	18,000	238
Bank of Yokohama Ltd.	52,000	238
Aisin Seiki Co. Ltd.	7,500	237
Tokyo Electric Power Co. Inc.	64,400	236
Shikoku Electric Power Co. Inc.	9,200	235
* Taisho Pharmaceutical Holdings Co. Ltd.	3,300	233
Ricoh Co. Ltd.	28,000	229
Unicharm Corp.	5,100	228
Tokyu Corp.	47,000	227
Sega Sammy Holdings Inc.	10,400	226
Nomura Research Institute Ltd.	9,800	220
Oriental Land Co. Ltd.	2,200	219
Chiba Bank Ltd.	35,000	214
Toppan Printing Co. Ltd.	27,000	210
Lawson Inc.	3,700	208
Dentsu Inc.	6,900	208
Chugoku Electric Power Co. Inc.	13,900	207

19

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Tohoku Electric Power Co. Inc.	18,600	206
Makita Corp.	5,400	202
Keikyu Corp.	22,000	198
TDK Corp.	4,800	196
Konami Corp.	6,000	196
Mitsui OSK Lines Ltd.	50,397	194
OJI Paper Co. Ltd.	39,000	193
Kobe Steel Ltd.	115,000	192
JTEKT Corp.	17,400	190
Trend Micro Inc.	5,300	190
NTT Data Corp.	56	188
* Yamaha Motor Co. Ltd.	13,000	186
Shionogi & Co. Ltd.	13,500	184
Credit Saison Co. Ltd.	9,400	183
JSR Corp.	9,600	183
Toyota Industries Corp.	6,400	180
Fuji Heavy Industries Ltd.	28,000	177
Nissin Foods Holdings Co. Ltd.	4,600	177
Benesse Holdings Inc.	4,000	174
Shimano Inc.	3,500	173
Chugai Pharmaceutical Co. Ltd.	11,000	172
Keio Corp.	25,000	171
Brother Industries Ltd.	13,100	171
Nippon Electric Glass Co. Ltd.	19,000	170
TonenGeneral Sekiyu KK	15,000	169
Fukuoka Financial Group Inc.	43,000	167
Nippon Yusen KK	66,000	166
Sekisui Chemical Co. Ltd.	21,000	165
Rinnai Corp.	2,200	164
Kawasaki Heavy Industries Ltd.	64,000	163
Ibiden Co. Ltd.	7,275	161
Nippon Express Co. Ltd.	41,000	159
Gree Inc.	4,900	158
Isetan Mitsukoshi Holdings Ltd.	15,400	157
Olympus Corp.	10,100	154
Hirose Electric Co. Ltd.	1,600	153
FamilyMart Co. Ltd.	3,900	153
Aeon Mall Co. Ltd.	6,600	153
NSK Ltd.	20,000	151
NGK Insulators Ltd.	13,000	150
Nitori Holdings Co. Ltd.	1,550	148
Toho Gas Co. Ltd.	26,000	147
Sony Financial Holdings Inc.	8,800	146
Konica Minolta Holdings Inc.	20,000	145
* Mazda Motor Corp.	69,000	145
Mitsubishi Materials Corp.	54,340	144
Joyo Bank Ltd.	34,000	142
Sankyo Co. Ltd.	2,700	141
Daihatsu Motor Co. Ltd.	8,000	141
Kurita Water Industries Ltd.	5,100	140
All Nippon Airways Co. Ltd.	46,000	139
Mitsubishi Tanabe Pharma Corp.	8,000	138
MEIJI Holdings Co. Ltd.	3,117	137
Sumitomo Heavy Industries Ltd.	24,000	136
Toyo Seikan Kaisha Ltd.	8,900	135
Hokuriku Electric Power Co.	8,500	135
Kyowa Hakko Kirin Co. Ltd.	12,000	135
IHI Corp.	59,000	134
Shimizu Corp.	31,000	133
Teijin Ltd.	38,000	133
THK Co. Ltd.	6,800	133
Mitsui Chemicals Inc.	40,000	131
Santen Pharmaceutical Co. Ltd.	3,500	131
Nisshin Seifun Group Inc.	10,500	129

20

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Yaskawa Electric Corp.	14,818	127
Namco Bandai Holdings Inc.	8,600	125
Mitsubishi Gas Chemical Co. Inc.	19,000	124
Obayashi Corp.	27,000	124
Shinsei Bank Ltd.	111,000	122
Iyo Bank Ltd.	13,000	122
Keihan Electric Railway Co. Ltd.	26,000	119
Kajima Corp.	37,000	119
Sojitz Corp.	68,148	116
Nippon Paint Co. Ltd.	15,000	114
Hamamatsu Photonics KK	3,000	114
Sanrio Co. Ltd.	2,292	113
Toho Co. Ltd.	6,500	112
Bank of Kyoto Ltd.	13,000	110
TOTO Ltd.	13,000	108
Taisei Corp.	40,000	107
Hokkaido Electric Power Co. Inc.	8,500	107
Amada Co. Ltd.	16,000	106
Asics Corp.	8,000	106
Chugoku Bank Ltd.	8,000	105
Chiyoda Corp.	9,000	104
USS Co. Ltd.	1,250	103
Kansai Paint Co. Ltd.	11,000	103
Daido Steel Co. Ltd.	17,000	103
Ube Industries Ltd.	35,000	103
Toyota Tsusho Corp.	6,500	103
Toyo Suisan Kaisha Ltd.	4,000	102
Air Water Inc.	8,000	102
NOK Corp.	6,000	102
Keisei Electric Railway Co. Ltd.	15,000	101
Hisamitsu Pharmaceutical Co. Inc.	2,500	101
Hachijuni Bank Ltd.	18,000	100
Shimamura Co. Ltd.	1,000	100
Nippon Meat Packers Inc.	8,000	100
Stanley Electric Co. Ltd.	6,800	100
Taiyo Nippon Sanso Corp.	14,000	99
Nippon Paper Group Inc.	4,300	99
K's Holdings Corp.	2,342	98
Hiroshima Bank Ltd.	22,000	98
Seino Holdings Corp.	13,000	98
Japan Steel Works Ltd.	14,000	96
Don Quijote Co. Ltd.	2,600	95
Kagome Co. Ltd.	5,000	95
Shimadzu Corp.	11,000	94
Hokuhoku Financial Group Inc.	50,000	93
Advantest Corp.	8,000	93
Takashimaya Co. Ltd.	13,000	92
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,380	92
Nippon Sheet Glass Co. Ltd.	42,742	92
Gunma Bank Ltd.	18,000	92
Casio Computer Co. Ltd.	15,000	92
Miraca Holdings Inc.	2,400	92
Taiheiyo Cement Corp.	47,000	91
Marui Group Co. Ltd.	11,700	91
Hitachi Metals Ltd.	8,000	91
Showa Denko KK	50,000	91
Dowa Holdings Co. Ltd.	15,000	90
Kewpie Corp.	6,600	90
Yamaguchi Financial Group Inc.	10,000	89
Nagoya Railroad Co. Ltd.	34,000	89
SBI Holdings Inc.	1,064	89
Kikkoman Corp.	8,000	88
Tokyu Land Corp.	21,000	88
Seiko Epson Corp.	6,700	88

21

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
J Front Retailing Co. Ltd.	20,000	88
Denki Kagaku Kogyo KK	23,000	88
Kamigumi Co. Ltd.	10,000	87
Hitachi Chemical Co. Ltd.	4,900	87
Sotetsu Holdings Inc.	28,000	86
Aozora Bank Ltd.	34,000	86
MediPal Holdings Corp.	9,200	86
Nanto Bank Ltd.	16,000	85
Maruichi Steel Tube Ltd.	3,800	85
Idemitsu Kosan Co. Ltd.	900	84
NTN Corp.	19,000	84
Suruga Bank Ltd.	10,000	83
Zeon Corp.	9,000	83
NHK Spring Co. Ltd.	9,000	82
Kinden Corp.	10,000	82
Hakuhodo DY Holdings Inc.	1,510	82
Nishi-Nippon City Bank Ltd.	30,000	82
Nippon Shokubai Co. Ltd.	8,000	82
Tsumura & Co.	2,900	82
* Yokogawa Electric Corp.	8,700	81
Hitachi Construction Machinery Co. Ltd.	4,200	81
Daicel Corp.	14,000	79
Mitsui Mining & Smelting Co. Ltd.	29,000	79
Nissan Chemical Industries Ltd.	8,000	79
GS Yuasa Corp.	15,000	79
Dainippon Sumitomo Pharma Co. Ltd.	7,100	78
Fukuyama Transporting Co. Ltd.	14,998	77
Mitsubishi Logistics Corp.	7,000	77
Ushio Inc.	5,200	77
Higo Bank Ltd.	14,000	76
Citizen Holdings Co. Ltd.	14,200	75
Alfresa Holdings Corp.	2,000	75
Yamaha Corp.	7,400	75
Yokohama Rubber Co. Ltd.	13,000	74
Sumitomo Osaka Cement Co. Ltd.	24,000	73
Nisshinbo Holdings Inc.	8,000	73
Lion Corp.	13,000	72
Senshu Ikeda Holdings Inc.	49,000	72
Park24 Co. Ltd.	6,200	71
Sumitomo Rubber Industries Ltd.	5,700	71
Hino Motors Ltd.	12,000	70
Mabuchi Motor Co. Ltd.	1,600	70
Circle K Sunkus Co. Ltd.	4,300	70
Aeon Credit Service Co. Ltd.	4,700	70
Cosmo Oil Co. Ltd.	28,000	70
Fuji Electric Co. Ltd.	24,000	70
Furukawa Electric Co. Ltd.	25,000	70
Autobacs Seven Co. Ltd.	1,500	69
Nippon Kayaku Co. Ltd.	7,000	68
Yamato Kogyo Co. Ltd.	2,700	68
Minebea Co. Ltd.	19,000	68
Yamazaki Baking Co. Ltd.	5,000	66
Nabtesco Corp.	3,000	66
Capcom Co. Ltd.	2,500	65
* Elpida Memory Inc.	10,500	65
Tosoh Corp.	20,000	65
Itochu Techno-Solutions Corp.	1,500	65
Kokuyo Co. Ltd.	8,700	65
Nishi-Nippon Railroad Co. Ltd.	14,000	65
UNY Co. Ltd.	7,100	64
Sapporo Holdings Ltd.	17,000	63
Komeri Co. Ltd.	2,000	63
Hoshizaki Electric Co. Ltd.	2,782	62
Ebara Corp.	17,000	62

22

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
NGK Spark Plug Co. Ltd.	5,000	62
Dainippon Screen Manufacturing Co. Ltd.	8,000	61
Fujikura Ltd.	19,000	61
Shimachu Co. Ltd.	2,800	60
Koito Manufacturing Co. Ltd.	4,000	60
Nisshin Steel Co. Ltd.	38,000	60
Awa Bank Ltd.	9,000	60
Sumitomo Forestry Co. Ltd.	6,900	60
Nomura Real Estate Holdings Inc.	3,700	60
Kobayashi Pharmaceutical Co. Ltd.	1,200	59
Rengo Co. Ltd.	9,000	59
Ezaki Glico Co. Ltd.	5,000	59
Takara Holdings Inc.	10,000	59
Kakaku.com Inc.	1,492	59
Wacoal Holdings Corp.	5,000	59
Sumitomo Bakelite Co. Ltd.	10,000	59
San-In Godo Bank Ltd.	8,000	58
House Foods Corp.	3,200	58
* Promise Co. Ltd.	6,000	58
Shiga Bank Ltd.	9,000	58
Nichirei Corp.	13,000	58
Rohto Pharmaceutical Co. Ltd.	5,000	58
Ryohin Keikaku Co. Ltd.	1,200	57
DIC Corp.	30,000	57
Tokyo Tatemono Co. Ltd.	18,000	57
Sawai Pharmaceutical Co. Ltd.	600	56
Ito En Ltd.	3,300	56
Sysmex Corp.	1,700	56
Alps Electric Co. Ltd.	7,300	55
Toyobo Co. Ltd.	38,000	54
Toda Corp.	15,000	53
Yamatake Corp.	2,400	53
Kawasaki Kisen Kaisha Ltd.	26,000	53
* Haseko Corp.	83,500	53
Kagoshima Bank Ltd.	8,000	52
* Sumco Corp.	5,100	52
Daishi Bank Ltd.	16,000	51
Juroku Bank Ltd.	17,000	51
Hokkoku Bank Ltd.	15,000	51
Canon Marketing Japan Inc.	4,200	50
Ogaki Kyoritsu Bank Ltd.	16,000	50
Square Enix Holdings Co. Ltd.	2,600	49
Sapporo Hokuyo Holdings Inc.	14,900	49
Glory Ltd.	2,300	49
Takata Corp.	2,000	49
Japan Petroleum Exploration Co.	1,200	47
77 Bank Ltd.	12,000	47
Matsumotokiyoshi Holdings Co. Ltd.	2,400	45
Mori Seiki Co. Ltd.	4,900	45
COMSYS Holdings Corp.	4,500	44
Century Tokyo Leasing Corp.	2,197	44
Suzuken Co. Ltd.	1,800	43
Kaneka Corp.	8,000	43
Sugi Holdings Co. Ltd.	1,630	43
Toyoda Gosei Co. Ltd.	2,400	42
Mitsumi Electric Co. Ltd.	5,300	42
NTT Urban Development Corp.	61	42
Heiwa Corp.	2,500	41
Oracle Corp. Japan	1,200	41
Toyota Boshoku Corp.	3,400	41
Jafco Co. Ltd.	2,000	41
Mochida Pharmaceutical Co. Ltd.	4,000	41
Showa Shell Sekiyu KK	5,600	41
Pacific Metals Co. Ltd.	7,000	40

23

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Tokyo Steel Manufacturing Co. Ltd.	4,800	40
Tokuyama Corp.	11,000	40
ABC-Mart Inc.	1,000	39
Taiyo Yuden Co. Ltd.	5,000	39
OSAKA Titanium Technologies Co.	700	39
Hyakujushi Bank Ltd.	10,000	38
Mitsui Engineering & Shipbuilding Co. Ltd.	24,000	38
Hulic Co. Ltd.	3,534	38
Kissei Pharmaceutical Co. Ltd.	2,000	38
Coca-Cola West Co. Ltd.	2,100	38
Onward Holdings Co. Ltd.	5,000	37
OKUMA Corp.	5,000	37
Exedy Corp.	1,251	36
M3 Inc.	8	36
* TSI Holdings Co. Ltd.	7,000	36
H2O Retailing Corp.	5,000	36
Kansai Urban Banking Corp.	20,000	36
Lintec Corp.	1,700	36
Sundrug Co. Ltd.	1,200	35
MISUMI Group Inc.	1,700	35
Otsuka Corp.	500	35
PanaHome Corp.	5,000	34
Obic Co. Ltd.	180	34
Tokai Rika Co. Ltd.	2,100	34
Nagase & Co. Ltd.	3,000	34
Nippon Television Network Corp.	230	33
Sohgo Security Services Co. Ltd.	3,100	33
* Acom Co. Ltd.	1,830	32
Disco Corp.	600	32
Hyakugo Bank Ltd.	8,000	31
Kose Corp.	1,300	31
Izumi Co. Ltd.	2,000	30
Toho Titanium Co. Ltd.	1,400	30
Tokai Carbon Co. Ltd.	6,000	30
Hitachi Transport System Ltd.	1,700	30
Toshiba TEC Corp.	8,000	29
Hitachi High-Technologies Corp.	1,400	29
Keiyo Bank Ltd.	6,000	29
Musashino Bank Ltd.	900	29
Fuji Media Holdings Inc.	20	29
Tokyo Broadcasting System Holdings Inc.	2,300	28
Asatsu-DK Inc.	1,200	28
Shima Seiki Manufacturing Ltd.	1,500	28
Hitachi Capital Corp.	2,200	27
Aoyama Trading Co. Ltd.	1,700	27
KYB Co. Ltd.	4,591	26
Hitachi Koki Co. Ltd.	3,300	25
Calsonic Kansei Corp.	4,210	25
* Ulvac Inc.	1,600	23
Nissha Printing Co. Ltd.	1,800	21
Nipro Corp.	2,000	17
Matsui Securities Co. Ltd.	3,500	16
Shinko Electric Industries Co. Ltd.	1,800	13
NS Solutions Corp.	400	9
Tokai Rubber Industries Ltd.	600	8
Point Inc.	170	7
Hikari Tsushin Inc.	300	7
Sumitomo Real Estate Sales Co. Ltd.	170	7
Nidec Sankyo Corp.	1,000	6
SKY Perfect JSAT Holdings Inc.	10	5
Hitachi Cable Ltd.	2,000	5
TV Asahi Corp.	3	5
Toyota Auto Body Co. Ltd.	300	5
Kandenko Co. Ltd.	1,000	4

24

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Funai Electric Co. Ltd.	200	4
Toppan Forms Co. Ltd.	400	3
* SFCG Co. Ltd.	120	—
		109,636
Luxembourg (0.0%)
L'Occitane International SA	18,250	40

Malaysia (0.5%)
Malayan Banking Bhd.	291,115	790
Public Bank Bhd. (Foreign)	182,111	752
CIMB Group Holdings Bhd.	284,342	698
Sime Darby Bhd.	230,600	665
Axiata Group Bhd.	328,566	519
Genting Bhd.	143,700	501
IOI Corp. Bhd.	252,940	430
Petronas Chemicals Group Bhd.	170,689	356
DiGi.Com Bhd.	30,100	310
AMMB Holdings Bhd.	118,900	230
Maxis Bhd.	119,000	207
MISC Bhd.	90,300	205
Genting Malaysia Bhd.	160,700	200
Kuala Lumpur Kepong Bhd.	28,800	197
PPB Group Bhd.	32,700	181
Petronas Gas Bhd.	39,100	166
PLUS Expressways Bhd.	105,800	152
Tenaga Nasional Bhd.	65,050	126
IJM Corp. Bhd.	66,860	124
Gamuda Bhd.	103,800	114
British American Tobacco Malaysia Bhd.	7,500	113
Hong Leong Bank Bhd.	29,400	101
SP Setia Bhd.	81,000	101
UMW Holdings Bhd.	46,400	100
YTL Power International Bhd.	144,037	89
Petronas Dagangan Bhd.	16,200	86
Berjaya Sports Toto Bhd.	52,700	73
Alliance Financial Group Bhd.	63,600	73
Telekom Malaysia Bhd.	49,500	68
MMC Corp. Bhd.	68,800	60
Parkson Holdings Bhd.	31,773	58
RHB Capital Bhd.	20,300	51
Lafarge Malayan Cement Bhd.	17,900	41
* UEM Land Holdings Bhd.	50,000	36
Proton Holdings Bhd.	9,400	8
Public Bank Bhd. (Local)	1,614	7
		7,988
Mexico (0.6%)
America Movil SAB de CV	2,262,214	2,875
Grupo Mexico SAB de CV Class B	410,347	1,137
Wal-Mart de Mexico SAB de CV	365,700	944
Fomento Economico Mexicano SAB de CV	114,146	766
Grupo Televisa SAB	148,100	633
Grupo Financiero Banorte SAB de CV	124,614	425
Industrias Penoles SAB de CV	7,835	320
Telefonos de Mexico SAB de CV	403,154	317
Grupo Elektra SA de CV	3,700	285
Grupo Bimbo SAB de CV Class A	119,200	246
* Cemex SAB de CV ADR	55,971	245
Grupo Financiero Inbursa SA	101,800	218
Grupo Modelo SAB de CV	32,400	206
Alfa SAB de CV Class A	14,772	171
* Minera Frisco SAB de CV	36,063	142
Mexichem SAB de CV	36,815	127
Kimberly-Clark de Mexico SAB de CV Class A	19,400	110
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	86

25

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Grupo Carso SAB de CV	31,700	82
*	Urbi Desarrollos Urbanos SAB de CV	26,900	34
*	Organizacion Soriana SAB de CV Class B	13,000	28
*	Inmuebles Carso SAB de CV	24,700	19
			9,416
Morocco (0.0%)
	Maroc Telecom SA	10,163	178
	Douja Promotion Groupe Addoha SA	6,322	60
			238
Netherlands (0.9%)
	Unilever NV	81,092	2,800
*	ING Groep NV	200,560	1,729
	Koninklijke KPN NV	79,271	1,038
	Koninklijke Philips Electronics NV	49,785	1,036
	ASML Holding NV	22,309	936
	Koninklijke Ahold NV	59,888	765
	Heineken NV	14,459	701
	Akzo Nobel NV	12,230	643
*	Aegon NV	111,131	530
	Reed Elsevier NV	39,548	486
	Koninklijke DSM NV	9,400	481
	Wolters Kluwer NV	14,756	260
	Heineken Holding NV	5,692	244
	Fugro NV	4,050	238
	Randstad Holding NV	6,689	237
	Corio NV	4,496	228
	SBM Offshore NV	8,679	191
	TNT Express NV	19,925	169
	Koninklijke Boskalis Westminster NV	4,074	142
	Koninklijke Vopak NV	2,347	121
	PostNL NV	18,515	94
			13,069
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	97,614	199
	Fletcher Building Ltd.	33,929	181
	Sky City Entertainment Group Ltd.	34,632	99
	Auckland International Airport Ltd.	49,663	94
	Contact Energy Ltd.	20,633	93
	Fisher & Paykel Healthcare Corp. Ltd.	32,937	61
	Sky Network Television Ltd.	8,760	39
	Vector Ltd.	17,206	36
	Kiwi Income Property Trust	41,436	35
	Warehouse Group Ltd.	11,034	30
	Air New Zealand Ltd.	8,903	7
			874
Norway (0.4%)
	Statoil ASA	66,028	1,675
	Telenor ASA	42,276	753
	DnB NOR ASA	64,295	744
	Seadrill Ltd.	17,235	566
	Yara International ASA	11,219	530
	Orkla ASA	53,369	463
*	Subsea 7 SA	18,439	397
	Norsk Hydro ASA	56,209	291
	Storebrand ASA	24,821	152
	Aker Solutions ASA	10,413	120
	Gjensidige Forsikring ASA	10,295	113
*	Kvaerner ASA	8,191	16
			5,820
Peru (0.1%)
	Cia de Minas Buenaventura SA ADR	11,543	473
	Southern Copper Corp.	13,331	409
	Credicorp Ltd.	3,028	330

26

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Volcan Cia Minera SAA Class B	89,102	87
		1,299
Philippines (0.1%)
SM Investments Corp.	12,000	155
Manila Electric Co.	20,700	117
Aboitiz Equity Ventures Inc.	120,640	115
Philippine Long Distance Telephone Co.	1,950	109
Ayala Land Inc.	273,700	103
Bank of the Philippine Islands	65,738	89
Aboitiz Power Corp.	127,720	88
Banco de Oro Unibank Inc.	56,800	74
SM Prime Holdings Inc.	225,000	68
Ayala Corp.	7,200	51
Metropolitan Bank & Trust	30,377	50
Globe Telecom Inc.	2,240	48
Jollibee Foods Corp.	20,000	42
Petron Corp.	31,327	10
		1,119
Poland (0.2%)
Powszechna Kasa Oszczednosci Bank Polski SA	33,836	385
KGHM Polska Miedz SA	7,812	377
Powszechny Zaklad Ubezpieczen SA	3,454	366
Bank Pekao SA	5,850	271
* Polski Koncern Naftowy Orlen SA	15,849	196
PGE SA	28,757	177
Telekomunikacja Polska SA	32,995	175
Tauron Polska Energia SA	71,228	124
Polskie Gornictwo Naftowe i Gazownictwo SA	62,724	78
* BRE Bank SA	669	57
ING Bank Slaski SA	214	52
* Getin Holding SA	18,069	48
Enea SA	5,792	34
Bank Handlowy w Warszawie SA	1,389	33
TVN SA	6,300	25
* Globe Trade Centre SA	4,314	15
		2,413
Portugal (0.1%)
EDP - Energias de Portugal SA	146,086	459
Portugal Telecom SGPS SA	47,189	337
Galp Energia SGPS SA Class B	12,291	253
Jeronimo Martins SGPS SA	12,845	220
* EDP Renovaveis SA	15,234	91
Brisa Auto-Estradas de Portugal SA	22,477	77
Cimpor Cimentos de Portugal SGPS SA	9,189	68
* Banco Comercial Portugues SA	286,481	61
Banco Espirito Santo SA	20,174	43
		1,609
Russia (0.8%)
Lukoil OAO ADR	33,877	1,962
Gazprom OAO ADR	156,920	1,819
Sberbank of Russia	440,369	1,162
Gazprom OAO	164,357	971
MMC Norilsk Nickel OJSC ADR	49,308	961
Rosneft Oil Co. GDR	114,829	814
NovaTek OAO	45,005	589
Tatneft ADR	15,571	460
Rostelecom OJSC	76,503	392
Uralkali OJSC	43,078	382
Surgutneftegas OJSC ADR	43,831	376
VTB Bank OJSC GDR	72,274	345
Mobile Telesystems OJSC	49,242	315
Federal Hydrogenerating Co. JSC	5,735,242	216
Severstal OAO	9,297	136

27

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Federal Grid Co. Unified Energy System JSC	13,443,105	125
* Polymetal JSC	6,135	102
Novolipetsk Steel OJSC	31,469	85
Lukoil OAO	1,420	82
* IDGC Holding JSC	849,085	78
* E.ON Russia JSC	975,900	77
Inter Rao Ues OAO	38,841,200	48
* Sberbank of Russia ADR	4,020	44
Magnitogorsk Iron & Steel Works	71,731	34
TMK OAO	8,946	28
Mosenergo OAO	410,351	26
Raspadskaya	8,000	26
Rosneft Oil Co.	3,288	24
TGK-1 OAO	41,408,000	15
Aeroflot - Russian Airlines OJSC	5,336	10
* PIK Group	2,527	8
		11,712
Singapore (0.7%)
Singapore Telecommunications Ltd.	406,000	1,026
Oversea-Chinese Banking Corp. Ltd.	130,000	870
DBS Group Holdings Ltd.	88,000	860
United Overseas Bank Ltd.	61,000	827
Wilmar International Ltd.	139,232	601
Keppel Corp. Ltd.	79,313	594
Fraser and Neave Ltd.	90,389	440
* Genting Singapore plc	300,000	410
Singapore Exchange Ltd.	68,311	365
CapitaLand Ltd.	160,500	346
Singapore Airlines Ltd.	34,840	323
City Developments Ltd.	35,000	302
Noble Group Ltd.	237,272	290
Golden Agri-Resources Ltd.	497,831	255
Jardine Cycle & Carriage Ltd.	7,000	252
Singapore Press Holdings Ltd.	79,000	244
CapitaMall Trust	116,600	173
Olam International Ltd.	78,545	157
Singapore Technologies Engineering Ltd.	70,000	157
Venture Corp. Ltd.	29,125	155
Ascendas Real Estate Investment Trust	93,000	151
SembCorp Industries Ltd.	44,231	146
SembCorp Marine Ltd.	41,389	137
ComfortDelGro Corp. Ltd.	105,000	116
Singapore Post Ltd.	122,625	100
CapitaCommercial Trust	102,810	92
Keppel Land Ltd.	35,600	79
UOL Group Ltd.	22,000	78
CapitaMalls Asia Ltd.	64,000	69
Yangzijiang Shipbuilding Holdings Ltd.	91,036	67
StarHub Ltd.	21,000	47
M1 Ltd.	21,763	42
SMRT Corp. Ltd.	27,000	40
Neptune Orient Lines Ltd.	36,500	33
SIA Engineering Co. Ltd.	11,000	32
Wing Tai Holdings Ltd.	27,000	27
Cosco Corp. Singapore Ltd.	32,000	26
Yanlord Land Group Ltd.	26,000	21
* Indofood Agri Resources Ltd.	18,000	20
GuocoLand Ltd.	7,999	12
Hotel Properties Ltd.	6,000	10
Wheelock Properties Singapore Ltd.	7,000	9
* STATS ChipPAC Ltd.	15,000	5
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	18,588	2
		10,008

28

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
South Africa (1.1%)
MTN Group Ltd.	97,676	1,698
Sasol Ltd.	32,980	1,483
Naspers Ltd.	21,694	1,029
Standard Bank Group Ltd.	81,853	1,005
AngloGold Ashanti Ltd.	19,784	894
Impala Platinum Holdings Ltd.	33,555	771
Gold Fields Ltd.	39,425	683
FirstRand Ltd.	220,046	545
Sanlam Ltd.	117,593	439
Shoprite Holdings Ltd.	29,696	435
Remgro Ltd.	25,353	383
Bidvest Group Ltd.	18,042	357
ABSA Group Ltd.	19,074	342
Harmony Gold Mining Co. Ltd.	22,986	301
Kumba Iron Ore Ltd.	5,067	299
Anglo American Platinum Ltd.	3,894	280
Steinhoff International Holdings Ltd.	87,917	262
Vodacom Group Ltd.	22,524	254
Truworths International Ltd.	22,705	228
Nedbank Group Ltd.	12,778	226
Woolworths Holdings Ltd.	42,011	213
Tiger Brands Ltd.	7,036	202
Aspen Pharmacare Holdings Ltd.	15,988	192
Growthpoint Properties Ltd.	82,596	191
African Bank Investments Ltd.	39,732	172
MMI Holdings Ltd.	79,214	170
RMB Holdings Ltd.	52,311	164
Foschini Group Ltd.	12,603	158
Imperial Holdings Ltd.	10,390	153
ArcelorMittal South Africa Ltd.	15,418	130
Netcare Ltd.	71,041	124
Exxaro Resources Ltd.	5,423	122
Mr Price Group Ltd.	12,558	120
Massmart Holdings Ltd.	5,422	108
Spar Group Ltd.	8,795	107
Life Healthcare Group Holdings Ltd.	43,856	106
Nampak Ltd.	37,138	102
Barloworld Ltd.	11,941	100
Aveng Ltd.	21,218	99
African Rainbow Minerals Ltd.	4,170	96
Pretoria Portland Cement Co. Ltd.	28,961	88
Telkom SA Ltd.	22,107	85
Investec Ltd.	13,480	82
Capital Property Fund	70,278	79
AVI Ltd.	17,248	77
* Murray & Roberts Holdings Ltd.	24,977	76
Liberty Holdings Ltd.	7,250	74
Mediclinic International Ltd.	16,738	73
* Sappi Ltd.	25,001	73
Clicks Group Ltd.	13,702	72
Reunert Ltd.	8,701	69
Discovery Holdings Ltd.	12,990	68
Pick n Pay Stores Ltd.	13,309	67
Northam Platinum Ltd.	16,296	63
Adcock Ingram Holdings Ltd.	7,708	59
Tongaat Hulett Ltd.	4,835	56
Aeci Ltd.	5,872	56
Sun International Ltd.	4,518	48
Mondi Ltd.	5,933	46
* Royal Bafokeng Platinum Ltd.	5,626	39
Fountainhead Property Trust	43,861	39
Capitec Bank Holdings Ltd.	1,654	38
Lewis Group Ltd.	3,986	38

29

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Santam Ltd.	2,088	37
JD Group Ltd.	6,633	37
JSE Ltd.	3,892	34
Grindrod Ltd.	17,886	34
Illovo Sugar Ltd.	8,512	28
Wilson Bayly Holmes-Ovcon Ltd.	2,031	28
Pick'n Pay Holdings Ltd.	12,744	26
African Oxygen Ltd.	10,321	22
* Mpact Ltd.	7,367	13
Allied Technologies Ltd.	878	6
		16,473
South Korea (2.2%)
1 Samsung Electronics Co. Ltd. GDR	15,126	6,483
Hyundai Motor Co.	8,523	1,716
POSCO ADR	18,630	1,601
Shinhan Financial Group Co. Ltd. ADR	14,916	1,187
Hyundai Mobis	3,778	1,081
Kia Motors Corp.	15,490	993
KB Financial Group Inc. ADR	21,468	838
LG Chem Ltd.	2,578	832
Hyundai Heavy Industries Co. Ltd.	2,859	764
SK Innovation Co. Ltd.	3,544	533
Samsung Fire & Marine Insurance Co. Ltd.	2,451	521
* NHN Corp.	2,382	497
Samsung C&T Corp.	7,987	494
Hynix Semiconductor Inc.	22,970	465
S-Oil Corp.	4,337	450
Hana Financial Group Inc.	12,090	432
Samsung Engineering Co. Ltd.	2,077	424
SK Telecom Co. Ltd. ADR	25,954	384
LG Electronics Inc.	5,360	355
Samsung Heavy Industries Co. Ltd.	11,300	345
* Korea Electric Power Corp.	12,940	290
LG Household & Health Care Ltd.	607	274
NCSoft Corp.	860	270
* E-Mart Co. Ltd.	1,033	270
LG Display Co. Ltd.	13,260	269
Hyundai Engineering & Construction Co. Ltd.	4,199	267
LG Corp.	4,303	252
Amorepacific Corp.	217	246
1 Samsung Life Insurance Co. Ltd.	3,123	242
SK Holdings Co. Ltd.	1,769	236
OCI Co. Ltd.	1,142	234
Cheil Industries Inc.	2,571	227
Hankook Tire Co. Ltd.	5,640	225
KT&G Corp.	3,566	223
Honam Petrochemical Corp.	811	221
Samsung Electro-Mechanics Co. Ltd.	2,915	221
Kangwon Land Inc.	8,250	220
Samsung SDI Co. Ltd.	1,754	211
Korea Zinc Co. Ltd.	719	211
KT Corp. ADR	12,380	207
Woori Finance Holdings Co. Ltd.	20,480	196
Hyundai Steel Co.	2,044	186
Samsung Securities Co. Ltd.	3,303	171
GS Engineering & Construction Corp.	1,852	161
Doosan Corp.	1,259	159
Hyundai Department Store Co. Ltd.	1,104	158
Lotte Shopping Co. Ltd.	432	155
Daewoo Securities Co. Ltd.	15,611	150
Daelim Industrial Co. Ltd.	1,733	150
Dongbu Insurance Co. Ltd.	3,520	148
Celltrion Inc.	4,298	144
SK C&C Co. Ltd.	1,040	141

30

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Samsung Techwin Co. Ltd.	2,625	140
Woongjin Coway Co. Ltd.	4,010	138
CJ CheilJedang Corp.	481	133
GS Holdings	2,210	127
Hanwha Corp.	3,610	127
Doosan Heavy Industries and Construction Co. Ltd.	2,251	120
LS Corp.	1,593	113
Industrial Bank of Korea	8,280	109
Korea Exchange Bank	13,940	103
Hyosung Corp.	1,749	101
* BS Financial Group Inc.	8,980	99
Shinsegae Co. Ltd.	381	96
Korea Investment Holdings Co. Ltd.	2,800	93
Hanwha Chem Corp.	3,460	90
AMOREPACIFIC Group	409	90
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,630	89
* DGB Financial Group Inc.	7,040	89
Hyundai Merchant Marine Co. Ltd.	3,431	89
Cheil Worldwide Inc.	4,925	81
Korea Life Insurance Co. Ltd.	14,380	80
LG Uplus Corp.	13,460	80
Samsung Electronics Co. Ltd.	93	80
S1 Corp.	1,520	79
Korean Air Lines Co. Ltd.	1,778	79
* Doosan Infracore Co. Ltd.	4,540	78
Lotte Confectionery Co. Ltd.	49	77
Daum Communications Corp.	630	76
Hyundai Securities Co.	8,830	76
Hyundai Mipo Dockyard	669	73
Samsung Card Co.	1,892	71
Daewoo International Corp.	2,399	70
Hyundai Development Co.	3,350	69
Yuhan Corp.	622	68
Hyundai Glovis Co. Ltd.	355	67
KCC Corp.	267	65
Woori Investment & Securities Co. Ltd.	5,520	61
Samsung Fine Chemicals Co. Ltd.	1,100	53
NongShim Co. Ltd.	261	51
* Daewoo Engineering & Construction Co. Ltd.	5,350	49
Dongkuk Steel Mill Co. Ltd.	2,050	48
Korea Gas Corp.	1,400	47
Lotte Chilsung Beverage Co. Ltd.	42	47
Halla Climate Control Corp.	2,180	46
CJ Corp.	601	43
STX Offshore & Shipbuilding Co. Ltd.	2,900	40
Hyundai Hysco Co. Ltd.	910	35
SK Networks Co. Ltd.	3,440	35
* Korea Express Co. Ltd.	489	33
Mirae Asset Securities Co. Ltd.	1,041	33
STX Corp. Co. Ltd.	2,605	33
LG Hausys Ltd.	436	31
SKC Co. Ltd.	740	28
Hanjin Shipping Co. Ltd.	2,662	26
* Hanjin Heavy Industries & Construction Co. Ltd.	1,434	25
STX Pan Ocean Co. Ltd.	3,610	24
Daishin Securities Co. Ltd.	2,300	21
Hite Jinro Co. Ltd.	903	21
Hanjin Shipping Holdings Co. Ltd.	2,495	19
KEPCO Engineering & Construction Co. Inc.	318	18
Lotte Midopa Co. Ltd.	1,020	14
Daishin Securities Co. Ltd. Prior Pfd.	950	6
* Samsung Securities Co. Ltd. Rights	391	4
KT Corp.	119	4
* Woori Investment & Securities Co. Ltd. Rights	1,962	2

31

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Hanjin Shipping Co. Ltd. Rights	1,002	2
		31,244
Spain (1.4%)
Telefonica SA	238,179	5,062
Banco Santander SA	435,218	3,684
Banco Bilbao Vizcaya Argentaria SA	236,555	2,129
Repsol YPF SA	63,353	1,907
Iberdrola SA	231,808	1,677
Inditex SA	12,933	1,174
ACS Actividades de Construccion y Servicios SA	12,264	465
Ferrovial SA	27,950	355
Gas Natural SDG SA	18,608	346
Abertis Infraestructuras SA	19,525	321
CaixaBank	57,171	279
Banco de Sabadell SA	75,832	272
Banco Popular Espanol SA	58,309	267
Amadeus IT Holding SA	11,520	217
* Grifols SA	11,187	208
Acerinox SA	13,851	183
Enagas SA	9,208	181
Mapfre SA	45,955	168
* Distribuidora Internacional de Alimentacion SA	33,564	154
Acciona SA	1,341	127
Indra Sistemas SA	7,342	123
Zardoya Otis SA	8,864	119
Red Electrica Corp. SA	2,458	118
* International Consolidated Airlines Group SA (London Shares)	44,159	118
Bankinter SA	19,240	117
Endesa SA	4,566	108
Corp Financiera Alba	1,675	82
Fomento de Construcciones y Contratas SA	2,553	66
Mediaset Espana Comunicacion SA	8,777	58
Banco Espanol de Credito SA	4,893	29
Banco Santander SA ADR	431	4
		20,118
Sweden (1.2%)
Telefonaktiebolaget LM Ericsson Class B	156,213	1,628
Nordea Bank AB	156,194	1,418
Hennes & Mauritz AB Class B	29,797	985
Volvo AB Class B	75,198	936
Svenska Handelsbanken AB Class A	31,444	903
Sandvik AB	63,900	878
TeliaSonera AB	110,416	768
Atlas Copco AB Class A	32,283	702
Skandinaviska Enskilda Banken AB Class A	110,670	694
Swedbank AB Class A	48,568	680
Tele2 AB	23,016	485
SKF AB	21,417	475
Investor AB Class B	23,465	459
Volvo AB Class A	36,760	457
Svenska Cellulosa AB Class B	30,425	444
Assa Abloy AB Class B	18,275	444
Scania AB Class B	23,393	393
Atlas Copco AB Class B	19,280	375
Swedish Match AB	10,346	357
Skanska AB Class B	19,565	319
Lundin Petroleum AB	12,942	316
Alfa Laval AB	15,972	297
Getinge AB	11,221	291
Electrolux AB Class B	14,793	275
Boliden AB	17,140	244
Kinnevik Investment AB Class B	11,653	244
Hexagon AB Class B	13,042	200
Industrivarden AB Class A	14,292	187

32

Vanguard® Total World Stock Index Fund Schedule of Investments October 31, 2011

		Market
		Value
	Shares	($000)
Modern Times Group AB Class B	2,785	147
Securitas AB Class B	16,049	146
Ratos AB	10,974	146
SSAB AB Class A	15,088	146
Elekta AB Class B	3,475	139
Husqvarna AB	25,049	127
Industrivarden AB	8,378	104
Holmen AB	3,229	91
SSAB AB Class B	2,200	19
Scania AB Class A	919	15
		16,934
Switzerland (3.1%)
Nestle SA	179,731	10,395
Novartis AG	117,977	6,646
Roche Holding AG	36,444	5,979
* UBS AG	195,433	2,470
ABB Ltd.	120,038	2,260
Credit Suisse Group AG	62,122	1,792
Zurich Financial Services AG	7,609	1,753
Cie Financiere Richemont SA	27,076	1,542
Syngenta AG	4,927	1,501
Swiss Re AG	20,545	1,122
Holcim Ltd.	12,992	823
Swatch Group AG (Bearer)	1,718	723
Novartis AG ADR	11,340	640
SGS SA	305	523
Geberit AG	2,194	449
Givaudan SA	482	438
Swisscom AG	1,078	434
1 Synthes Inc.	2,336	391
Julius Baer Group Ltd.	10,294	387
Kuehne & Nagel International AG	2,974	368
Adecco SA	6,903	332
Lindt & Spruengli AG	7	258
Sonova Holding AG	2,435	257
PSP Swiss Property AG	2,382	217
Aryzta AG	4,378	211
Sulzer AG	1,764	206
Baloise Holding AG	2,470	201
Swiss Life Holding AG	1,585	195
Swatch Group AG (Registered)	2,637	194
Actelion Ltd.	5,024	186
Lonza Group AG	2,682	178
Schindler Holding AG (Registered)	1,490	175
Swiss Prime Site AG	2,099	172
* Clariant AG	15,224	165
EMS-Chemie Holding AG	903	159
Pargesa Holding SA	1,930	151
Lindt & Spruengli AG	47	145
Partners Group Holding AG	654	122
GAM Holding AG	10,209	122
Sika AG	60	118
Schindler Holding AG (Bearer)	949	111
Barry Callebaut AG	106	101
Transocean Ltd.	1,708	97
Banque Cantonale Vaudoise	177	92
Nobel Biocare Holding AG	6,490	80
Straumann Holding AG	358	63
BKW FMB Energie AG	807	37
		44,981
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	276,717	3,492
Hon Hai Precision Industry Co. Ltd.	545,671	1,496
HTC Corp.	43,491	977

33

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Formosa Plastics Corp.	318,840	938
Nan Ya Plastics Corp.	408,330	919
Chunghwa Telecom Co. Ltd. ADR	24,864	836
Formosa Chemicals & Fibre Corp.	218,130	631
MediaTek Inc.	57,118	599
China Steel Corp.	550,366	548
Cathay Financial Holding Co. Ltd.	402,804	480
Fubon Financial Holding Co. Ltd.	347,256	407
Chinatrust Financial Holding Co. Ltd.	562,199	369
Advanced Semiconductor Engineering Inc. ADR	80,777	357
Mega Financial Holding Co. Ltd.	423,300	325
Uni-President Enterprises Corp.	229,144	315
Formosa Petrochemical Corp.	95,140	299
Delta Electronics Inc.	123,641	291
* Yuanta Financial Holding Co. Ltd.	503,990	287
Quanta Computer Inc.	143,450	282
Asustek Computer Inc.	39,169	272
AU Optronics Corp. ADR	56,412	241
Taiwan Mobile Co. Ltd.	82,800	237
Taiwan Cement Corp.	188,210	235
United Microelectronics Corp. ADR	104,535	233
Far Eastern New Century Corp.	190,643	224
President Chain Store Corp.	38,952	217
Cheng Shin Rubber Industry Co. Ltd.	94,950	217
Compal Electronics Inc.	224,323	206
Catcher Technology Co. Ltd.	36,310	202
Foxconn Technology Co. Ltd.	56,922	198
Synnex Technology International Corp.	79,189	194
First Financial Holding Co. Ltd.	290,674	193
China Development Financial Holding Corp.	578,752	183
Hua Nan Financial Holdings Co. Ltd.	265,515	173
MStar Semiconductor Inc.	27,522	160
Taiwan Cooperative Bank	236,581	155
Acer Inc.	134,583	154
* Chimei Innolux Corp.	369,294	148
Asia Cement Corp.	122,580	148
Taishin Financial Holding Co. Ltd.	335,478	142
Far EasTone Telecommunications Co. Ltd.	79,000	130
Siliconware Precision Industries Co. ADR	24,900	130
Yulon Motor Co. Ltd.	61,000	128
Chang Hwa Commercial Bank	196,200	126
SinoPac Financial Holdings Co. Ltd.	368,179	119
Largan Precision Co. Ltd.	5,020	112
Wistron Corp.	96,063	111
Lite-On Technology Corp.	115,244	109
Pou Chen Corp.	140,524	108
Unimicron Technology Corp.	80,000	104
Taiwan Fertilizer Co. Ltd.	39,000	101
Taiwan Glass Industrial Corp.	79,765	98
Pegatron Corp.	84,954	92
* Shin Kong Financial Holding Co. Ltd.	283,339	88
Epistar Corp.	43,000	80
E.Sun Financial Holding Co. Ltd.	159,130	79
KGI Securities Co. Ltd.	181,524	76
Walsin Lihwa Corp.	204,000	68
Macronix International	176,721	67
Advantech Co. Ltd.	24,216	66
Teco Electric and Machinery Co. Ltd.	109,000	64
Eva Airways Corp.	83,323	60
Novatek Microelectronics Corp.	23,025	56
Formosa Taffeta Co. Ltd.	60,000	55
Inventec Corp.	149,850	54
Chicony Electronics Co. Ltd.	32,145	54
United Microelectronics Corp.	119,180	52

34

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Feng Hsin Iron & Steel Co.	31,000	52
Realtek Semiconductor Corp.	29,502	49
Advanced Semiconductor Engineering Inc.	54,097	48
Capital Securities Corp.	122,011	47
Giant Manufacturing Co. Ltd.	11,881	46
Nan Ya Printed Circuit Board Corp.	15,614	45
China Airlines Ltd.	87,425	44
Cheng Uei Precision Industry Co. Ltd.	19,341	43
China Motor Corp.	44,000	42
* Taiwan Business Bank	128,242	42
Evergreen Marine Corp. Taiwan Ltd.	72,599	40
Oriental Union Chemical Corp.	29,000	38
Far Eastern International Bank	84,947	35
Yuen Foong Yu Paper Manufacturing Co. Ltd.	85,726	35
Ton Yi Industrial Corp.	68,250	35
* Tatung Co. Ltd.	95,638	34
Taiwan Secom Co. Ltd.	18,000	33
Waterland Financial Holdings Co. Ltd.	84,244	31
Eternal Chemical Co. Ltd.	37,385	31
Cathay Real Estate Development Co. Ltd.	73,000	30
Wan Hai Lines Ltd.	54,600	28
Yageo Corp.	93,000	28
President Securities Corp.	54,696	28
Micro-Star International Co. Ltd.	59,499	27
Mitac International Corp.	74,000	26
Yang Ming Marine Transport Corp.	63,800	26
D-Link Corp.	31,980	26
* CMC Magnetics Corp.	129,000	26
* Winbond Electronics Corp.	136,000	25
U-Ming Marine Transport Corp.	16,000	25
* Ritek Corp.	126,039	24
Transcend Information Inc.	10,148	24
Siliconware Precision Industries Co.	21,030	22
Coretronic Corp.	27,000	20
Qisda Corp.	66,300	18
Compal Communications Inc.	9,000	13
* HannStar Display Corp.	206,749	12
LITE-ON IT Corp.	12,180	11
* Nanya Technology Corp.	112,083	11
* Inotera Memories Inc.	71,109	11
* Chunghwa Picture Tubes	140,688	9
Vanguard International Semiconductor Corp.	22,000	8
* Powerchip Technology Corp.	182,900	8
* Tatung Co. Ltd. GDR	621	7
Faraday Technology Corp.	6,329	6
		21,636
Thailand (0.2%)
PTT PCL (Foreign)	30,300	299
Advanced Info Service PCL (Foreign)	59,100	249
Kasikornbank PCL (Foreign)	57,600	233
Siam Commercial Bank PCL (Foreign)	58,400	221
PTT Exploration & Production PCL (Foreign)	42,000	218
* PTT Global Chemical PCL	69,515	148
PTT Exploration and Production PCL (Local)	28,200	146
PTT PCL	14,300	141
Bank of Ayudhya PCL(Foreign)	208,000	137
Siam Cement PCL (Foreign)	10,600	127
Charoen Pokphand Foods PCL (Foreign)	124,300	121
Banpu PCL	5,600	115
Electricity Generating PCL (Foreign)	37,100	112
Bangkok Bank PCL (Foreign)	21,698	110
CP ALL PCL (Foreign)	66,500	101
Siam Commercial Bank PCL (Local)	22,800	86
Indorama Ventures PCL	70,800	81

35

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
CP ALL PCL (Local)	43,200	66
BEC World PCL (Foreign)	43,200	52
Thai Oil PCL (Foreign)	25,800	48
Krung Thai Bank PCL	98,200	48
Total Access Communication PCL (Local)	17,600	42
IRPC PCL (Foreign)	329,400	41
TMB Bank PCL	851,700	38
Total Access Communication PCL (Foreign)	13,700	33
Land and Houses PCL (Foreign)	162,900	30
Siam City Cement PCL (Foreign)	3,800	29
Central Pattana PCL	26,600	28
Charoen Pokphand Foods PCL	27,200	27
Ratchaburi Electricity Generating Holding PCL (Local)	18,800	25
Thai Union Frozen Products PCL	13,800	24
Krung Thai Bank PCL (Foreign)	45,700	22
Siam Makro PCL	3,200	21
Airports of Thailand PCL	15,300	19
Thai Airways International PCL (Foreign)	28,374	18
Siam Makro PCL (Foreign)	2,600	17
Thai Oil PCL	9,300	17
Thai Union Frozen Products PCL (Foreign)	9,450	16
Siam City Cement PCL (Local)	2,100	16
IRPC PCL	129,200	16
TMB Bank PCL	294,100	13
Central Pattana PCL	12,200	13
Airports of Thailand PCL (Foreign)	9,600	12
Delta Electronics Thai PCL (Foreign)	14,200	9
Ratchaburi Electricity Generating Holding PCL (Foreign)	4,100	5
		3,390
Turkey (0.2%)
Turkiye Garanti Bankasi AS	63,566	223
Akbank TAS	61,198	223
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,301	198
Eregli Demir ve Celik Fabrikalari TAS	89,725	185
KOC Holding AS	51,241	182
Turkiye Is Bankasi	72,489	168
Turkiye Halk Bankasi AS	18,528	114
Turk Telekomunikasyon AS	26,366	112
BIM Birlesik Magazalar AS	3,484	106
Tupras Turkiye Petrol Rafinerileri AS	4,598	104
* Yapi ve Kredi Bankasi AS	43,504	81
* Turkcell Iletisim Hizmetleri AS	14,413	71
Haci Omer Sabanci Holding AS (Bearer)	20,333	69
Turkiye Vakiflar Bankasi Tao	38,230	65
* Turk Hava Yollari	42,344	61
* Asya Katilim Bankasi AS	47,095	50
Coca-Cola Icecek AS	3,689	50
Enka Insaat ve Sanayi AS	18,081	47
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	32,799	44
Turkiye Sise ve Cam Fabrikalari AS	17,055	33
* Dogan Sirketler Grubu Holdings	79,123	29
Arcelik AS	6,925	26
Tofas Turk Otomobil Fabrikasi AS	6,560	25
Ford Otomotiv Sanayi AS	1,724	12
* Turk Ekonomi Bankasi AS	10,605	10
		2,288
United Kingdom (8.4%)
HSBC Holdings plc	924,189	8,064
Vodafone Group plc	2,659,578	7,385
BP plc	977,379	7,192
Royal Dutch Shell plc Class A	186,479	6,606
GlaxoSmithKline plc	263,594	5,916
Royal Dutch Shell plc Class B	139,478	5,004
British American Tobacco plc	103,684	4,754

36

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Rio Tinto plc	76,444	4,136
BG Group plc	174,763	3,790
BHP Billiton plc	109,208	3,439
AstraZeneca plc	69,654	3,344
Standard Chartered plc	122,756	2,864
Diageo plc	130,647	2,704
Tesco plc	412,481	2,659
Anglo American plc	68,275	2,503
Unilever plc	67,846	2,274
SABMiller plc	61,349	2,234
Barclays plc	628,149	1,947
Reckitt Benckiser Group plc	37,428	1,921
Xstrata plc	115,335	1,921
Imperial Tobacco Group plc	52,526	1,913
National Grid plc	184,617	1,835
Prudential plc	131,704	1,360
Centrica plc	267,617	1,274
BT Group plc	401,647	1,212
Rolls-Royce Holdings plc	98,557	1,109
Tullow Oil plc	48,270	1,085
* Lloyds Banking Group plc	2,075,911	1,074
SSE plc	47,815	1,033
Shire plc	29,013	911
Compass Group plc	95,507	867
Aviva plc	151,002	824
Pearson plc	42,176	775
BAE Systems plc	171,620	761
British Sky Broadcasting Group plc	67,059	756
Experian plc	51,868	674
WPP plc	64,360	666
WM Morrison Supermarkets plc	136,813	663
ARM Holdings plc	69,752	654
Reed Elsevier plc	71,391	611
Legal & General Group plc	304,039	536
Old Mutual plc	295,715	520
Kingfisher plc	122,570	508
Randgold Resources Ltd.	4,614	505
Burberry Group plc	22,391	481
J Sainsbury plc	96,814	464
Land Securities Group plc	40,388	442
Marks & Spencer Group plc	84,648	436
Smith & Nephew plc	46,671	427
Wolseley plc	14,679	423
International Power plc	77,702	422
Standard Life plc	121,922	421
Carnival plc	10,675	391
* Cairn Energy plc	82,264	389
Fresnillo plc	14,330	389
Aggreko plc	14,008	384
British Land Co. plc	46,836	383
Antofagasta plc	19,828	369
* Royal Bank of Scotland Group plc	934,791	361
Capita Group plc	30,381	354
Next plc	8,618	353
Associated British Foods plc	19,880	353
United Utilities Group plc	34,155	333
Weir Group plc	10,810	331
RSA Insurance Group plc	185,170	331
Resolution Ltd.	74,219	327
Johnson Matthey plc	10,804	325
Intercontinental Hotels Group plc	17,143	316
Severn Trent plc	12,225	298
Smiths Group plc	19,300	296
Petrofac Ltd.	12,790	294

37

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Sage Group plc	64,654	288
^ Glencore International plc	41,044	287
G4S plc	69,575	272
Intertek Group plc	8,170	269
AMEC plc	17,155	254
Tate & Lyle plc	23,926	250
Meggitt plc	39,948	247
Hammerson plc	37,123	243
GKN plc	79,775	243
Rexam plc	43,664	242
Whitbread plc	9,006	239
Bunzl plc	17,400	225
Man Group plc	93,575	224
IMI plc	16,476	217
John Wood Group plc	21,346	211
* ITV plc	205,383	210
ICAP plc	31,861	206
Eurasian Natural Resources Corp. plc	19,087	201
Kazakhmys plc	13,436	199
Schroders plc	8,649	198
Serco Group plc	23,325	194
Admiral Group plc	9,941	188
Lonmin plc	10,579	184
Inmarsat plc	22,380	169
Investec plc	27,651	168
Cobham plc	57,977	167
Capital Shopping Centres Group plc	30,918	163
3i Group plc	48,176	159
London Stock Exchange Group plc	10,517	152
Drax Group plc	17,202	150
Invensys plc	40,400	146
Segro plc	36,409	142
Aegis Group plc	61,110	134
Vedanta Resources plc	6,468	132
Logica plc	80,366	121
* Rentokil Initial plc	96,794	112
William Hill plc	31,472	109
Ashmore Group plc	18,246	101
Ladbrokes plc	45,533	101
Hays plc	78,816	100
* Essar Energy plc	20,122	99
Hargreaves Lansdown plc	12,208	98
Daily Mail & General Trust plc	14,656	98
TUI Travel plc	25,322	69
Schroders plc	3,354	67
African Barrick Gold plc	7,339	64
Ferrexpo plc	9,090	47
		121,035
United States (43.5%)
Exxon Mobil Corp.	252,200	19,694
* Apple Inc.	48,089	19,465
Microsoft Corp.	435,836	11,606
International Business Machines Corp.	61,953	11,438
Chevron Corp.	103,983	10,923
General Electric Co.	553,449	9,248
Johnson & Johnson	142,450	9,172
Procter & Gamble Co.	142,528	9,120
AT&T Inc.	308,163	9,032
Oracle Corp.	262,751	8,610
Coca-Cola Co.	118,745	8,113
Pfizer Inc.	404,700	7,795
Wal-Mart Stores Inc.	135,414	7,681
* Google Inc. Class A	12,550	7,438
Wells Fargo & Co.	274,348	7,108

38

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
JPMorgan Chase & Co.	202,771	7,048
Intel Corp.	275,017	6,749
Philip Morris International Inc.	91,055	6,362
Merck & Co. Inc.	159,429	5,500
Verizon Communications Inc.	147,864	5,468
Cisco Systems Inc.	285,698	5,294
PepsiCo Inc.	82,224	5,176
Schlumberger Ltd.	69,992	5,142
ConocoPhillips	71,219	4,960
McDonald's Corp.	53,394	4,958
Citigroup Inc.	150,320	4,749
* Berkshire Hathaway Inc. Class A	37	4,327
Abbott Laboratories	80,040	4,312
Qualcomm Inc.	83,262	4,296
* Berkshire Hathaway Inc. Class B	55,035	4,285
Occidental Petroleum Corp.	41,856	3,890
* Amazon.com Inc.	17,572	3,752
United Technologies Corp.	47,218	3,682
Bank of America Corp.	519,599	3,549
Walt Disney Co.	96,370	3,361
Kraft Foods Inc.	91,058	3,203
Caterpillar Inc.	33,441	3,159
American Express Co.	62,263	3,152
Altria Group Inc.	108,041	2,977
Home Depot Inc.	82,330	2,947
3M Co.	36,740	2,903
Hewlett-Packard Co.	107,587	2,863
Goldman Sachs Group Inc.	26,112	2,861
Bristol-Myers Squibb Co.	88,726	2,803
Amgen Inc.	48,410	2,772
UnitedHealth Group Inc.	56,009	2,688
United Parcel Service Inc. Class B	38,062	2,673
* EMC Corp.	106,874	2,619
Comcast Corp. Class A	108,117	2,535
US Bancorp	99,027	2,534
Union Pacific Corp.	25,449	2,534
CVS Caremark Corp.	69,758	2,532
Visa Inc. Class A	27,141	2,531
Boeing Co.	38,441	2,529
EI du Pont de Nemours & Co.	48,172	2,316
Colgate-Palmolive Co.	25,584	2,312
* Ford Motor Co.	191,908	2,241
Eli Lilly & Co.	59,600	2,215
Mastercard Inc. Class A	6,259	2,173
* eBay Inc.	66,755	2,125
Honeywell International Inc.	40,468	2,121
Accenture plc Class A	33,659	2,028
Monsanto Co.	27,737	2,018
Anadarko Petroleum Corp.	25,680	2,016
Apache Corp.	19,650	1,958
Freeport-McMoRan Copper & Gold Inc.	48,476	1,952
Simon Property Group Inc.	15,145	1,945
Southern Co.	44,487	1,922
Target Corp.	35,097	1,922
Medtronic Inc.	54,815	1,904
Time Warner Inc.	54,196	1,896
Costco Wholesale Corp.	22,732	1,892
Emerson Electric Co.	38,521	1,854
Texas Instruments Inc.	60,230	1,851
Halliburton Co.	47,534	1,776
* DIRECTV Class A	39,063	1,776
Danaher Corp.	35,560	1,719
Dow Chemical Co.	60,978	1,700
* Gilead Sciences Inc.	40,328	1,680

39

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Newmont Mining Corp.	25,077	1,676
Deere & Co.	22,019	1,671
News Corp. Class A	93,983	1,647
Baxter International Inc.	29,834	1,640
Starbucks Corp.	38,094	1,613
Praxair Inc.	15,708	1,597
Walgreen Co.	47,052	1,562
* Celgene Corp.	24,034	1,558
National Oilwell Varco Inc.	21,608	1,541
Exelon Corp.	34,331	1,524
Dominion Resources Inc.	29,525	1,523
Norfolk Southern Corp.	20,203	1,495
* Dell Inc.	94,384	1,492
PNC Financial Services Group Inc.	27,286	1,466
* Biogen Idec Inc.	12,535	1,459
MetLife Inc.	40,927	1,439
Duke Energy Corp.	70,323	1,436
Kimberly-Clark Corp.	20,524	1,431
NIKE Inc. Class B	14,666	1,413
Lowe's Cos. Inc.	66,936	1,407
Devon Energy Corp.	21,514	1,397
Automatic Data Processing Inc.	26,286	1,376
Allergan Inc.	16,243	1,366
Prudential Financial Inc.	25,203	1,366
Bank of New York Mellon Corp.	64,031	1,363
FedEx Corp.	16,271	1,331
Lockheed Martin Corp.	17,409	1,321
Morgan Stanley	74,177	1,308
* priceline.com Inc.	2,575	1,307
Yum! Brands Inc.	24,280	1,301
Travelers Cos. Inc.	22,229	1,297
Baker Hughes Inc.	22,302	1,293
WellPoint Inc.	18,579	1,280
General Mills Inc.	33,213	1,280
CSX Corp.	57,383	1,274
ACE Ltd.	17,405	1,256
Precision Castparts Corp.	7,603	1,240
Illinois Tool Works Inc.	25,470	1,239
NextEra Energy Inc.	21,835	1,231
EOG Resources Inc.	13,760	1,231
Covidien plc	26,060	1,226
General Dynamics Corp.	18,962	1,217
Viacom Inc. Class B	27,465	1,204
TJX Cos. Inc.	20,028	1,180
Corning Inc.	81,432	1,164
* Express Scripts Inc.	25,323	1,158
Johnson Controls Inc.	35,160	1,158
* American Tower Corp. Class A	20,672	1,139
* Medco Health Solutions Inc.	20,556	1,128
CenturyLink Inc.	31,975	1,127
Tyco International Ltd.	24,342	1,109
Aflac Inc.	24,436	1,102
Hess Corp.	17,497	1,095
Capital One Financial Corp.	23,719	1,083
Time Warner Cable Inc.	16,867	1,074
Cummins Inc.	10,737	1,068
State Street Corp.	25,987	1,050
McKesson Corp.	12,776	1,042
* Yahoo! Inc.	65,373	1,022
Archer-Daniels-Midland Co.	35,054	1,014
* Thermo Fisher Scientific Inc.	20,041	1,007
Coach Inc.	15,310	996
Chubb Corp.	14,831	994
American Electric Power Co. Inc.	24,991	982

40

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
El Paso Corp.	39,217	981
FirstEnergy Corp.	21,690	975
Spectra Energy Corp.	33,730	966
CME Group Inc.	3,486	961
Marathon Oil Corp.	36,826	959
Chesapeake Energy Corp.	34,014	956
Air Products & Chemicals Inc.	11,039	951
Williams Cos. Inc.	31,203	940
* Intuitive Surgical Inc.	2,156	935
Franklin Resources Inc.	8,631	920
Broadcom Corp. Class A	25,133	907
PG&E Corp.	20,865	895
Equity Residential	15,249	895
HJ Heinz Co.	16,637	889
Becton Dickinson and Co.	11,347	888
Public Service Enterprise Group Inc.	25,937	874
* Las Vegas Sands Corp.	18,500	869
PPL Corp.	29,432	864
Reynolds American Inc.	22,257	861
Marsh & McLennan Cos. Inc.	28,096	860
Consolidated Edison Inc.	14,827	858
Loews Corp.	21,487	853
VF Corp.	6,165	852
Annaly Capital Management Inc.	50,551	852
CBS Corp. Class B	32,999	852
Northrop Grumman Corp.	14,714	850
Applied Materials Inc.	68,693	846
Transocean Ltd.	14,787	845
Public Storage	6,515	841
Motorola Solutions Inc.	17,807	835
Intuit Inc.	15,480	831
BB&T Corp.	35,584	831
Ventas Inc.	14,923	830
BlackRock Inc.	5,254	829
* NetApp Inc.	20,203	828
HCP Inc.	20,743	827
Comcast Corp.	35,754	822
* General Motors Co.	31,794	822
Cardinal Health Inc.	18,546	821
Sysco Corp.	29,592	820
PACCAR Inc.	18,970	820
Waste Management Inc.	24,898	820
Raytheon Co.	18,553	820
Carnival Corp.	23,178	816
Charles Schwab Corp.	65,486	804
TE Connectivity Ltd.	22,480	799
Lorillard Inc.	7,181	795
Noble Energy Inc.	8,885	794
Goodrich Corp.	6,449	791
Progress Energy Inc.	15,176	791
Kohl's Corp.	14,912	790
Mosaic Co.	13,494	790
Aon Corp.	16,946	790
* Bed Bath & Beyond Inc.	12,742	788
Eaton Corp.	17,344	777
Aetna Inc.	19,521	776
Vornado Realty Trust	9,369	776
* Citrix Systems Inc.	10,442	760
Kellogg Co.	13,894	753
* Adobe Systems Inc.	25,593	753
Mead Johnson Nutrition Co.	10,452	751
Humana Inc.	8,777	745
Kroger Co.	32,046	743
* Southwestern Energy Co.	17,652	742

41

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Boston Properties Inc.	7,427	735
Valero Energy Corp.	29,871	735
* Juniper Networks Inc.	29,254	716
CF Industries Holdings Inc.	4,407	715
Stryker Corp.	14,921	715
Allstate Corp.	27,095	714
St. Jude Medical Inc.	18,182	709
ProLogis Inc.	23,809	709
Wynn Resorts Ltd.	5,317	706
PPG Industries Inc.	8,110	701
T Rowe Price Group Inc.	13,108	693
Macy's Inc.	22,638	691
Xcel Energy Inc.	26,717	691
Edison International	16,900	686
* Salesforce.com Inc.	5,132	683
Limited Brands Inc.	15,954	681
Sempra Energy	12,452	669
Marathon Petroleum Corp.	18,617	668
Discover Financial Services	28,084	662
* SanDisk Corp.	13,015	659
Whole Foods Market Inc.	9,114	657
* Symantec Corp.	38,612	657
* Agilent Technologies Inc.	17,645	654
AvalonBay Communities Inc.	4,878	652
Ecolab Inc.	12,105	652
CIGNA Corp.	14,603	648
* AutoZone Inc.	1,999	647
Omnicom Group Inc.	14,496	645
McGraw-Hill Cos. Inc.	15,127	643
* Alexion Pharmaceuticals Inc.	9,466	639
Entergy Corp.	9,231	639
Parker Hannifin Corp.	7,786	635
Altera Corp.	16,423	623
* Motorola Mobility Holdings Inc.	15,990	622
Nucor Corp.	16,452	622
International Paper Co.	22,390	620
Peabody Energy Corp.	14,202	616
* Cameron International Corp.	12,529	616
WW Grainger Inc.	3,582	614
Progressive Corp.	32,265	613
* FMC Technologies Inc.	13,463	603
CH Robinson Worldwide Inc.	8,636	600
Alcoa Inc.	55,704	599
Nordstrom Inc.	11,800	598
* AES Corp.	53,029	595
* Crown Castle International Corp.	14,378	595
Ameriprise Financial Inc.	12,653	591
* Weatherford International Ltd.	38,003	589
Estee Lauder Cos. Inc. Class A	5,970	588
Xerox Corp.	71,796	587
Western Union Co.	33,341	582
AmerisourceBergen Corp. Class A	14,217	580
Sara Lee Corp.	32,565	580
Stanley Black & Decker Inc.	9,042	577
Fifth Third Bancorp	47,314	568
Paychex Inc.	19,500	568
Range Resources Corp.	8,246	568
Analog Devices Inc.	15,441	565
News Corp. Class B	31,631	565
Staples Inc.	37,401	560
Fastenal Co.	14,597	556
Marriott International Inc. Class A	17,638	556
SunTrust Banks Inc.	28,126	555
Murphy Oil Corp.	9,895	548

42

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
American International Group Inc.	21,999	543
* Cerner Corp.	8,553	543
Consol Energy Inc.	12,613	539
Republic Services Inc. Class A	18,903	538
* Concho Resources Inc.	5,669	537
Ingersoll-Rand plc	17,143	534
Dover Corp.	9,602	533
* Zimmer Holdings Inc.	10,078	530
ConAgra Foods Inc.	20,814	527
* Teradata Corp.	8,736	521
Mattel Inc.	18,415	520
* O'Reilly Automotive Inc.	6,826	519
Cliffs Natural Resources Inc.	7,573	517
* Chipotle Mexican Grill Inc. Class A	1,537	517
Northern Trust Corp.	12,705	514
Best Buy Co. Inc.	19,572	513
Ross Stores Inc.	5,836	512
* BorgWarner Inc.	6,681	511
CenterPoint Energy Inc.	24,371	508
Pioneer Natural Resources Co.	6,037	507
Starwood Hotels & Resorts Worldwide Inc.	10,090	506
Rockwell Automation Inc.	7,470	505
* Liberty Interactive Corp. Class A	30,626	503
Host Hotels & Resorts Inc.	35,166	502
* Forest Laboratories Inc.	15,988	500
Tiffany & Co.	6,261	499
Weyerhaeuser Co.	27,679	498
Hershey Co.	8,594	492
Ralph Lauren Corp. Class A	3,096	492
M&T Bank Corp.	6,420	489
Fluor Corp.	8,584	488
* Dollar Tree Inc.	6,084	486
* Boston Scientific Corp.	81,425	480
Expeditors International of Washington Inc.	10,495	479
Harley-Davidson Inc.	12,208	475
* IntercontinentalExchange Inc.	3,627	471
* NVIDIA Corp.	31,803	471
EQT Corp.	7,408	470
Invesco Ltd.	23,180	465
Health Care REIT Inc.	8,775	462
Bunge Ltd.	7,469	461
* VMware Inc. Class A	4,704	460
Hartford Financial Services Group Inc.	23,812	458
Xilinx Inc.	13,607	455
Noble Corp.	12,460	448
Joy Global Inc.	5,135	448
Genuine Parts Co.	7,793	448
* Autodesk Inc.	12,897	446
Beam Inc.	8,950	442
Clorox Co.	6,594	441
JM Smucker Co.	5,722	441
* Laboratory Corp. of America Holdings	5,251	440
Moody's Corp.	12,362	439
Sherwin-Williams Co.	5,303	439
ITT Corp.	9,535	435
DTE Energy Co.	8,325	434
Quest Diagnostics Inc.	7,774	434
Coca-Cola Enterprises Inc.	16,014	429
Rockwell Collins Inc.	7,658	428
* Edwards Lifesciences Corp.	5,650	426
Cooper Industries plc	8,104	425
* Marvell Technology Group Ltd.	30,379	425
* Vertex Pharmaceuticals Inc.	10,699	424
Perrigo Co.	4,639	419

43

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Avago Technologies Ltd.	12,400	419
* Fiserv Inc.	7,098	418
* Mylan Inc.	21,337	418
Avon Products Inc.	22,625	414
* F5 Networks Inc.	3,976	413
Dr Pepper Snapple Group Inc.	10,893	408
CA Inc.	18,799	407
* Electronic Arts Inc.	17,364	405
Principal Financial Group Inc.	15,725	405
SLM Corp.	29,643	405
* CarMax Inc.	13,480	405
Amphenol Corp. Class A	8,532	405
* Sprint Nextel Corp.	156,743	403
Roper Industries Inc.	4,954	402
Sigma-Aldrich Corp.	6,032	395
Campbell Soup Co.	11,863	394
Fidelity National Information Services Inc.	15,029	393
Constellation Energy Group Inc.	9,883	392
KLA-Tencor Corp.	8,292	390
Maxim Integrated Products Inc.	14,836	388
NiSource Inc.	17,516	387
CR Bard Inc.	4,499	387
Gap Inc.	20,309	384
Virgin Media Inc.	15,670	382
Activision Blizzard Inc.	28,265	378
Ameren Corp.	11,819	377
Molson Coors Brewing Co. Class B	8,878	376
Wisconsin Energy Corp.	11,559	375
NYSE Euronext	13,732	365
Unum Group	15,300	365
Linear Technology Corp.	11,287	365
Safeway Inc.	18,771	364
* Life Technologies Corp.	8,893	362
* Waters Corp.	4,512	362
* Apollo Group Inc. Class A	7,575	359
* Delta Air Lines Inc.	41,765	356
L-3 Communications Holdings Inc.	5,243	355
* Red Hat Inc.	7,150	355
Family Dollar Stores Inc.	6,043	354
* Stericycle Inc.	4,227	353
* Watson Pharmaceuticals Inc.	5,244	352
JC Penney Co. Inc.	10,934	351
Kimco Realty Corp.	20,051	350
* Sirius XM Radio Inc.	193,968	347
* CIT Group Inc.	9,900	345
XL Group plc Class A	15,714	342
* Varian Medical Systems Inc.	5,790	340
Celanese Corp. Class A	7,741	337
Southwest Airlines Co.	39,115	334
Brown-Forman Corp. Class B	4,469	334
Microchip Technology Inc.	9,230	334
KeyCorp	46,977	332
* DaVita Inc.	4,737	332
Expedia Inc.	12,537	329
Seagate Technology plc	20,283	328
Abercrombie & Fitch Co.	4,340	323
Darden Restaurants Inc.	6,741	323
Macerich Co.	6,426	320
* Kinder Morgan Management LLC	4,784	317
* Henry Schein Inc.	4,559	316
AMETEK Inc.	7,971	315
* Liberty Global Inc. Class A	7,833	315
PetSmart Inc.	6,678	314
Iron Mountain Inc.	10,098	312

44

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Denbury Resources Inc.	19,726	310
	QEP Resources Inc.	8,699	309
	Willis Group Holdings plc	8,461	307
*	BMC Software Inc.	8,825	307
	Windstream Corp.	25,196	307
	Frontier Communications Corp.	48,902	306
	Northeast Utilities	8,837	305
*	NRG Energy Inc.	14,255	305
	Plum Creek Timber Co. Inc.	8,103	305
*	Western Digital Corp.	11,446	305
	VeriSign Inc.	9,484	304
	NSTAR	6,730	303
	Textron Inc.	15,532	302
*	Micron Technology Inc.	53,922	301
	TECO Energy Inc.	16,222	301
	Digital Realty Trust Inc.	4,821	300
	Pall Corp.	5,860	300
*	Discovery Communications Inc. Class A	6,839	297
	Lincoln National Corp.	15,488	295
	McCormick & Co. Inc.	6,042	293
	Tyson Foods Inc. Class A	15,198	293
*	Jacobs Engineering Group Inc.	7,535	292
	Hormel Foods Corp.	9,875	291
	Ball Corp.	8,360	289
	New York Community Bancorp Inc.	21,514	286
*	Amdocs Ltd.	9,538	286
	Garmin Ltd.	8,236	283
	Wyndham Worldwide Corp.	8,398	283
*	CBRE Group Inc. Class A	15,898	283
*	Rovi Corp.	5,699	282
*	Dollar General Corp.	7,100	282
*	CareFusion Corp.	10,938	280
	Eastman Chemical Co.	7,028	276
	Pinnacle West Capital Corp.	5,992	273
	Federal Realty Investment Trust	3,075	273
	Interpublic Group of Cos. Inc.	28,736	272
*	Lam Research Corp.	6,318	272
	Cimarex Energy Co.	4,241	271
	Allegheny Technologies Inc.	5,849	271
*	Alpha Natural Resources Inc.	11,190	269
	Regions Financial Corp.	68,279	268
*,^	Sears Holdings Corp.	3,402	266
*	Newfield Exploration Co.	6,601	266
*	Flextronics International Ltd.	40,444	266
*	Ultra Petroleum Corp.	8,330	265
	SCANA Corp.	6,256	265
	Comerica Inc.	10,215	261
*	Hospira Inc.	8,289	261
	International Game Technology	14,817	261
	Autoliv Inc.	4,498	260
*	Alliance Data Systems Corp.	2,526	259
*	Nabors Industries Ltd.	14,060	258
*	Discovery Communications Inc.	6,503	257
	DENTSPLY International Inc.	6,955	257
	Flowserve Corp.	2,768	257
	Hasbro Inc.	6,729	256
*	Akamai Technologies Inc.	9,502	256
*	Energizer Holdings Inc.	3,460	255
	WR Berkley Corp.	7,176	250
*	Calpine Corp.	16,384	249
	Sunoco Inc.	6,664	248
*	Liberty Global Inc.	6,457	248
	Leucadia National Corp.	9,223	247
	Robert Half International Inc.	9,331	247

45

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Everest Re Group Ltd.	2,739	246
* DISH Network Corp. Class A	10,110	244
* Kinetic Concepts Inc.	3,565	244
Cincinnati Financial Corp.	8,423	244
International Flavors & Fragrances Inc.	3,972	241
Harris Corp.	6,338	239
TD Ameritrade Holding Corp.	14,231	239
Computer Sciences Corp.	7,590	239
Royal Caribbean Cruises Ltd.	8,007	238
People's United Financial Inc.	18,324	234
* Coventry Health Care Inc.	7,323	233
MeadWestvaco Corp.	8,313	232
H&R Block Inc.	15,075	230
Legg Mason Inc.	8,345	229
* Avnet Inc.	7,543	229
* AutoNation Inc.	5,766	225
Diamond Offshore Drilling Inc.	3,418	224
* Rowan Cos. Inc.	6,488	224
Alliant Energy Corp.	5,477	223
Liberty Property Trust	6,977	223
* SAIC Inc.	17,876	222
* Netflix Inc.	2,707	222
Huntington Bancshares Inc.	42,651	221
Jabil Circuit Inc.	10,719	220
Pepco Holdings Inc.	11,123	220
* Plains Exploration & Production Co.	6,966	219
Newell Rubbermaid Inc.	14,655	217
Torchmark Corp.	5,277	216
Equifax Inc.	6,097	214
Ashland Inc.	4,029	213
Gentex Corp.	7,039	212
* Synopsys Inc.	7,838	210
Commerce Bancshares Inc.	5,411	210
* MGM Resorts International	18,102	209
Vulcan Materials Co.	6,660	208
* Arrow Electronics Inc.	5,750	207
* Advanced Micro Devices Inc.	35,306	206
* NII Holdings Inc.	8,713	205
Pitney Bowes Inc.	10,047	205
PartnerRe Ltd.	3,279	204
Axis Capital Holdings Ltd.	6,394	200
JB Hunt Transport Services Inc.	4,729	200
* GameStop Corp. Class A	7,816	200
Total System Services Inc.	9,935	198
Patterson Cos. Inc.	6,226	196
Hospitality Properties Trust	8,083	194
Scripps Networks Interactive Inc. Class A	4,565	194
* LSI Corp.	30,866	193
Brown & Brown Inc.	8,732	193
* Smithfield Foods Inc.	8,403	192
MDU Resources Group Inc.	9,276	191
* Constellation Brands Inc. Class A	9,447	191
Foot Locker Inc.	8,733	191
Whirlpool Corp.	3,755	191
Regency Centers Corp.	4,656	191
Cintas Corp.	6,379	191
* Markel Corp.	492	190
Airgas Inc.	2,737	189
* Illumina Inc.	6,141	188
* AMC Networks Inc. Class A	5,734	187
* NVR Inc.	291	187
Assurant Inc.	4,838	186
Manpower Inc.	4,254	184
United States Steel Corp.	7,231	183

46

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
White Mountains Insurance Group Ltd.	431	181
* Warner Chilcott plc Class A	9,876	179
Pentair Inc.	4,977	179
Leggett & Platt Inc.	8,169	179
* Mohawk Industries Inc.	3,380	178
Universal Health Services Inc. Class B	4,428	177
Arthur J Gallagher & Co.	5,707	176
Bemis Co. Inc.	6,260	176
DR Horton Inc.	15,790	176
Questar Corp.	9,080	175
Transatlantic Holdings Inc.	3,360	175
Duke Realty Corp.	14,116	173
Omnicare Inc.	5,778	172
RenaissanceRe Holdings Ltd.	2,524	172
Masco Corp.	17,787	171
* Urban Outfitters Inc.	6,247	170
* Liberty Media Corp. - Liberty Starz Class A	2,482	170
Dun & Bradstreet Corp.	2,530	169
Cablevision Systems Corp. Class A	11,540	167
Alliant Techsystems Inc.	2,870	167
RR Donnelley & Sons Co.	10,213	166
Hudson City Bancorp Inc.	26,291	164
* Continental Resources Inc.	2,706	164
* Owens-Illinois Inc.	8,150	164
Weingarten Realty Investors	7,000	162
* Genworth Financial Inc. Class A	25,167	161
* NCR Corp.	8,367	159
* First Solar Inc.	3,170	158
Zions Bancorporation	9,082	158
Erie Indemnity Co. Class A	1,995	158
* IAC/InterActiveCorp	3,819	156
Harman International Industries Inc.	3,612	156
Patterson-UTI Energy Inc.	7,659	156
* Cree Inc.	5,615	150
Avery Dennison Corp.	5,530	147
* McDermott International Inc.	13,131	144
Lincare Holdings Inc.	6,110	144
Gannett Co. Inc.	12,077	141
Sealed Air Corp.	7,889	140
SPX Corp.	2,499	136
Broadridge Financial Solutions Inc.	6,095	136
Lennar Corp. Class A	8,187	135
* Terex Corp.	8,090	135
* Foster Wheeler AG	6,175	132
* Fortune Brands Home & Security Inc.	8,950	130
Weight Watchers International Inc.	1,711	128
* Babcock & Wilcox Co.	5,750	126
Old Republic International Corp.	14,167	125
Ryder System Inc.	2,387	122
* MetroPCS Communications Inc.	14,205	121
American Eagle Outfitters Inc.	9,143	120
SEI Investments Co.	7,317	118
City National Corp.	2,757	117
* Novellus Systems Inc.	3,372	117
DST Systems Inc.	2,147	108
SUPERVALU Inc.	13,427	108
Wendy's Co.	20,828	105
* Pulte Group Inc.	20,196	105
Diebold Inc.	3,226	104
* Popular Inc.	55,983	104
* Human Genome Sciences Inc.	9,832	101
* Toll Brothers Inc.	5,772	101
First Horizon National Corp.	14,376	100
Valley National Bancorp	8,080	97

47

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2011

				Market
				Value
			Shares	($000)
*	Forest City Enterprises Inc. Class A		6,727	92
*	Compuware Corp.		10,822	91
	Federated Investors Inc. Class B		4,579	89
	Washington Post Co. Class B		261	89
*	Community Health Systems Inc.		5,026	88
	Molex Inc.		3,541	87
*	WebMD Health Corp.		2,344	84
*	Lamar Advertising Co. Class A		3,627	82
	Lender Processing Services Inc.		4,533	80
*	Dendreon Corp.		7,205	79
	Molex Inc. Class A		3,861	79
	Mercury General Corp.		1,810	78
*	AOL Inc.		5,491	78
*	St. Joe Co.		4,579	66
*	Huntington Ingalls Industries Inc.		2,129	63
*	CoreLogic Inc.		5,145	63
*	MEMC Electronic Materials Inc.		10,136	61
	Telephone & Data Systems Inc.		2,515	58
	Janus Capital Group Inc.		8,842	58
	RadioShack Corp.		4,386	52
	CNA Financial Corp.		1,216	32

				629,261

Total Common Stocks (Cost $1,363,777)				1,448,736

		Coupon

Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2,3	Vanguard Market Liquidity Fund (Cost $1,472)	0.128%	1,471,731	1,472

Total Investments (100.2%) (Cost $1,365,249)				1,450,208
Other Assets and Liabilities—Net (-0.2%)[3]				(2,286)

Net Assets (100%)				1,447,922

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,368,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $8,829,000, representing 0.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,472,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

48

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total World Stock Index Fund (the "Fund") as of October 31, 2011 and for the year then ended and have issued our unqualified report thereon dated December 12, 2011. Our audit included an audit of the Fund's schedule of investments as of October 31, 2011. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

December 12, 2011

49

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 6280 122011

Annual Report | October 31, 2011

Vanguard FTSE International Index Funds

FTSE All-World ex-US Index Fund

FTSE All-World ex-US Small-Cap Index Fund

> For the fiscal year ended October 31, 2011, Vanguard FTSE All-World ex-US

Index Fund returned about –6% and Vanguard FTSE All-World ex-US Small-Cap

Index Fund returned about –7%.

> Concerns over Europe’s ongoing sovereign-debt crisis and worries about slowing growth in emerging markets countries weighed heavily on international stocks during the period.

> Both funds achieved their shared objective of tracking their target indexes,

before fair-value pricing adjustments.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
FTSE All-World ex-US Index Fund	10
FTSE All-World ex-US Small-Cap Index Fund	33
Your Fund’s After-Tax Returns	54
About Your Fund’s Expenses	55
Glossary	57

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2011

Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	-6.11%
Admiral™ Shares (Inception: 9/27/2011)	7.44
Institutional Shares	-5.94
Institutional Plus Shares (Inception: 12/16/2010)	-7.36
ETF Shares
Market Price	-6.26
Net Asset Value	-5.99
FTSE All-World ex US Index	-4.52
International Funds Average	-5.71
International Funds Average: Derived from data provided by Lipper Inc.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	-6.85%
Institutional Shares	-6.64
ETF Shares
Market Price	-7.88
Net Asset Value	-6.67
FTSE Global Small Cap ex US Index	-5.23
International Small-Cap Funds Average	-4.66
International Small-Cap Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

Despite political turmoil, sovereign-debt concerns, and natural disasters, international markets produced solid results during the first half of the fiscal year ended October 31, 2011. However, things changed dramatically later in the period when Europe’s ongoing debt struggles intensified and global stocks retreated. Signs of slowing growth in emerging markets countries, especially China, also raised investors’ concerns.

In this environment, Investor Shares of Vanguard FTSE All-World ex-US Index Fund—which provides broad exposure to non-U.S. large- and medium-sized companies—returned –6.11% for the fiscal year, lagging the average return of international funds. Investor Shares of Vanguard FTSE All-World ex-US Small-Cap Index Fund—which provides broad exposure to smaller non-U.S. companies—returned –6.85%, behind the average return of international small-cap funds.

Both funds accomplished their objective of capturing the returns of their respective target indexes. However, temporary price differences arising from fair-value pricing policies that protect fund shareholders and are required by the Securities and Exchange Commission meant that the funds’ reported returns diverged from their benchmarks’ results. (Please see the text box on page 6 for more on fair-value pricing.)

2

I’d like to note that on September 27, we began offering Admiral Shares of several additional Vanguard index funds, including the FTSE All-World ex-US Index Fund. This was done as part of our ongoing commitment to lowering the cost of investing for our clients. The minimum investment requirement for Admiral Shares is $10,000.

If you own these funds in a taxable account, you may wish to review the table and discussion on after-tax returns for the fiscal year later in this report.

International stocks rocked by Europe’s debt crisis

By now, the sources of volatility in the global stock market are familiar: sovereign debt dramas in Europe, policymaking strife in the United States, and an economic expansion that has failed to gather enough momentum to bring down high levels of unemployment.

International markets were hit hard during the period, growing more volatile during the last few months as the European debt crisis intensified. Stock prices retreated in

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	12.22%	0.54%
Russell 2000 Index (Small-caps)	6.71	12.87	0.68
Dow Jones U.S. Total Stock Market Index	7.67	12.58	0.90
MSCI All Country World Index ex USA (International)	-4.66	12.92	-0.37

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.00%	8.87%	6.41%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	3.78	8.31	4.80
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.15	1.53

CPI
Consumer Price Index	3.53%	1.49%	2.33%

3

many European countries, as investors grew anxious that Greece’s debt issues had spread to other parts of the region. Prices also fell in the Pacific region’s developed economies and emerging markets, where growth has moderated. International stock markets returned a combined –4.66% for the period.

While U.S. stocks fared much better than their international counterparts, gains were shadowed by anxiety during the volatile period. This turbulence was so pronounced, in fact, that a one-month change in the start date would have yielded a very different perspective on performance. For the 12 months through October 31, the broad U.S. stock market returned 7.67%. For the 12 months ended September 30, however, the return was a mere 0.31%.

Unsteady yields reflected fast-changing sentiment

Taxable bonds produced strong returns and municipal bonds solid but unspectacular results, though as in the stock market, investor sentiment was volatile. The yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, began the 12 months at 2.61%, drifted higher as the economic expansion seemed to gather steam, then fluttered lower to close the period at 2.17%. The decline in Treasury yields (and rise in prices) was driven by Europe’s sovereign debt dramas, underwhelming economic reports, and a flight to safety that was prompted, paradoxically, by a rating agency’s decision to downgrade the U.S. government debt.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.35%	0.18%	0.15%	0.12%	0.22%	1.42%
FTSE All-World ex-US Small-Cap Index
Fund	0.55	—	0.30	—	0.33	1.57

The expense ratios shown represent estimated costs for the current fiscal year. For the FTSE All-World ex-US Index Fund Investor and Admiral
Shares, the expense ratios shown are from the prospectus dated September 27, 2011. For the FTSE All-World ex-US Index Fund Institutional,
Institutional Plus, and ETF Shares, the expense ratios shown are from the prospectus dated February 25, 2011. In the fiscal year ended
October 31, 2011, the fund’s expense ratios were 0.35% for Investor Shares, 0.18% for Admiral Shares (annualized since inception), 0.13% for
Institutional Shares, 0.10% for Institutional Plus Shares (annualized since inception), and 0.18% for ETF Shares. For the FTSE All-World ex-US
Small-Cap Index Fund, the expense ratios shown are from the prospectus dated February 25, 2011. In the fiscal year ended October 31, 2011, the fund’s expense ratios were 0.50% for Investor Shares, 0.25% for Institutional Shares, and 0.28% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc., and capture information through year-end 2010.
Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund,
International Small-Cap Funds.

Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.

Taxable investment-grade bonds returned 5.00% for the full 12 months. It’s important to note, of course, that as yields decline, the opportunity for similarly strong returns diminishes. The broad municipal market returned 3.78%. The returns on money market instruments hovered near 0%, consistent with the Federal Reserve Board’s target for short-term interest rates.

Growth slowed in emerging economies

Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund offer investors broad exposure to companies of various sizes in developed and emerging international markets. During the 12-month period covered in this report, exposure to countries in both markets hindered performance. Larger-company international stocks outperformed those of smaller companies, giving FTSE All-World ex-US Index Fund a slight edge over its small-cap counterpart.

Both funds were hit hardest by setbacks in the emerging markets countries. After delivering outsized returns in recent years, stocks in these markets dipped dramatically in the second half of the period amid concerns that the rapid economic expansion of these still-developing countries was beginning to lose steam.

Total Returns
Inception Through October 31, 2011
Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares (Returns since inception: 3/8/2007)	-2.00%
FTSE All-World ex US Index	-1.17
International Funds Average	-3.74
International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Some of the biggest, including India, China, and Brazil, weighed most heavily on performance.

Europe, the largest regional holding in both funds for the period, also detracted significantly. As I mentioned earlier, the Eurozone’s debt crisis was at the forefront of investors’ minds. Concerns over Greece’s struggles to pay down its debts spilled over into other countries in the region, including Italy and Spain. Financial stocks were among the hardest hit. In some ways, it was a replay of the financial crisis of 2008, with investors feeling anxious about what might be lurking on the balance sheets of major financial institutions.

A handful of countries in Europe managed to rise above the region’s ongoing debt drama. The United Kingdom (the region’s largest market) and Ireland posted moderate gains in both funds for the period. In FTSE All-World ex-US Index Fund, Switzerland and Norway also contributed.

The funds posted negative results in the Pacific region as well, with Hong Kong lagging significantly in both. The FTSE All-World ex-US Index Fund was also hurt by its exposure to Japanese stocks. But in the FTSE All-World ex-US Small-Cap Index Fund, Japanese stocks were among the top contributors. Australia added modestly to the performance of both funds.

6

The Middle East region—representing a very small percentage of both indexes and holding only Israeli stocks—also detracted slightly.

North American holdings, comprising exclusively Canadian stocks, posted the funds’ only positive regional returns for the period. Canada’s contribution was more significant in FTSE All-World ex-US Small-Cap Index Fund, where the country’s financial and energy stocks contributed most.

Fund continues to track its benchmark index

Since the inception of Vanguard FTSE All-World ex-US Index Fund in March 2007, the world’s stock markets have endured extreme periods of volatility, including one of the worst global recessions in recent history and, more recently, fallout over Europe’s sovereign-debt crisis.

Despite this rocky investment environment, the fund has successfully achieved its primary objective of tracking its benchmark index. (Please note: Vanguard doesn’t typically report average annual returns for a fund with a history of less than three years. For this reason, FTSE All-World ex-US Small-Cap Index Fund, whose inception date is April 9, 2009, is not included in this discussion.) The fund’s advisor, Vanguard Quantitative Equity Group, deserves credit for this successful record—no easy feat during a period of such significant market swings. The advisor is helped in this task by the fund’s low expense ratio, which is far below the average for its peer group.

While the chart on page 5 indicates a greater-than-expected difference in the returns of the fund and its benchmark, this spread can be attributed to fair-value pricing discrepancies. As previously noted, these can cause the fund’s return to diverge from that of its target index for any single measurement period but tend to even out over time.

International stocks can help diversify your equity portfolio

The recent spike in volatility caused by Europe’s debt troubles has without a doubt been frustrating to investors. But it’s important to remember that while international equities may have disappointed in the past year, not long ago they were outperforming domestic stocks.

Since domestic and international markets don’t necessarily move in lockstep with each other, it’s important to have exposure to both. During volatile times in the U.S. market, international stocks may help shelter your portfolio from potential losses, and vice versa.

Of course, there are times when both domestic and international stocks will perform poorly, which is why it’s important to hold a diversified mix of asset classes in your portfolio as well. In the end, a well-balanced plan should include a mix of

7

domestic and international equities, bonds, and money market funds that’s suitable for your long-term goals and risk tolerance.

As part of such a portfolio, Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund can provide low-cost exposure to international stocks.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2011

Your Fund’s Performance at a Glance
October 31, 2010 , Through October 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$18.43	$16.95	$0.384	$0.000
Admiral Shares (Inception: 9/27/2011)	25.00	26.86	0.000	0.000
Institutional Shares	92.50	85.10	2.072	0.000
Institutional Plus Shares	99.48	90.15	2.177	0.000
(Inception: 12/16/2010)
ETF Shares	46.92	43.17	1.019	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$36.34	$32.89	$0.782	$0.291
Institutional Shares	182.36	165.23	4.143	1.459
ETF Shares	95.38	86.38	2.182	0.763

FTSE All-World ex-US Index Fund

Fund Profile
As of October 31, 2011

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VFWIX	VFWAX	VFWSX	VFWPX	VEU
Expense Ratio[1]	0.35%	0.18%	0.15%	0.12%	0.22%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,336	2,269
Median Market Cap	$26.5B	$26.8B
Price/Earnings Ratio	11.7x	11.5x
Price/Book Ratio	1.4x	1.4x
Return on Equity	17.9%	17.8%
Earnings Growth Rate	2.9%	2.9%
Dividend Yield	3.3%	3.4%
Turnover Rate	6%	—
Short-Term Reserves	0.0%	—

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.99
Beta	1.07
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil &
	Gas	1.4%
Nestle SA	Packaged Foods &
	Meats	1.3
BHP Billiton	Diversified Metals
	& Mining	1.2
HSBC Holdings plc	Diversified Banks	1.0
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.9
Novartis AG	Pharmaceuticals	0.9
BP plc	Integrated Oil &
	Gas	0.9
Samsung Electronics Co.
Ltd.	Semiconductors	0.8
Petroleo Brasileiro SA	Integrated Oil &
	Gas	0.8
Total SA	Integrated Oil &
	Gas	0.7
Top Ten		9.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated September 27, 2011, for Investor and Admiral Shares and from the prospectus dated February 25, 2011, for Institutional, Institutional Plus, and ETF Shares. They represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2011, the expense ratios were 0.35% for Investor Shares, 0.18% for Admiral Shares (annualized since inception), 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares (annualized since inception), and 0.18% for ETF Shares.

FTSE All-World ex-US Index Fund

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Consumer Discretionary	9.2%	9.2%
Consumer Staples	9.7	9.7
Energy	11.2	11.1
Financials	23.7	23.8
Health Care	6.4	6.4
Industrials	10.9	10.9
Information Technology	6.4	6.4
Materials	12.1	12.1
Telecommunication Services	6.3	6.3
Utilities	4.1	4.1

Allocation by Region (% of portfolio)

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	14.8%	14.9%
France	7.0	7.0
Switzerland	5.6	5.6
Germany	5.4	5.5
Spain	2.5	2.5
Sweden	2.1	2.1
Italy	1.8	1.8
Netherlands	1.6	1.6
Other	3.3	3.3
Subtotal	44.1%	44.3%
Pacific
Japan	13.4%	13.5%
Australia	6.0	6.1
Hong Kong	2.4	2.4
Singapore	1.2	1.2
Other	0.1	0.1
Subtotal	23.1%	23.3%
Emerging Markets
China	4.1%	4.1%
Brazil	4.0	3.9
South Korea	3.8	3.9
Taiwan	2.6	2.6
India	2.3	2.1
South Africa	2.0	2.0
Russia	1.4	1.3
Mexico	1.2	1.2
Malaysia	1.0	1.0
Other	2.9	2.8
Subtotal	25.3%	24.9%
North America
Canada	7.0%	7.0%
Middle East	0.5%	0.5%

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

	Average Annual Total Returns
	Periods Ended October 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/8/2007)	Investment
FTSE All-World ex-US Index Fund
Investor Shares	-6.11%	-2.00%	$9,103

– – – – FTSE All-World ex US Index	-4.52	-1.17	9,469
International Funds Average	-5.71	-3.74	8,377

International Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

	Total Returns
	Period Ended October 31, 2011

	Since	Final Value
	Inception	of a $10,000
	(9/27/2011)	Investment
FTSE All-World ex-US Index Fund
Admiral Shares	7.44%	$10,744
FTSE All-World ex US Index	8.32	10,832
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF
Shares.
See Financial Highlights for dividend and capital gains information.

FTSE All-World ex-US Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2011
		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/30/2007)	Investment
FTSE All-World ex-US Index Fund
Institutional Shares	-5.94%	-3.36%	$4,286,342
FTSE All-World ex US Index	-4.52	-2.95	4,369,079
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

	Total Returns
	Period Ended October 31, 2011
	Since	Final Value
	Inception	of a $100,000,000
	(12/16/2010)	Investment
FTSE All-World ex-US Index Fund
Institutional Plus Shares	-7.36%	$92,638,639
FTSE All-World ex US Index	-5.73	94,265,897
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard.

	Average Annual Total Returns
	Periods Ended October 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/2/2007)	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	-5.99%	-1.44%	$9,347
FTSE All-World ex US Index	-4.52	-0.98	9,552
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: March 2, 2007, Through October 31, 2011

		Since
	One	Inception
	Year	(3/2/2007)
FTSE All-World ex-US Index Fund
ETF Shares Market Price	-6.26%	-6.65%
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	-5.99	-6.53
FTSE All-World ex US Index	-4.52	-4.48
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF
Shares.

FTSE All-World ex-US Index Fund

Fiscal-Year Total Returns (%): March 8, 2007, Through October 31, 2011

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	3/8/2007	-12.07%	-4.16%
Admiral Shares	9/27/2011	—	-2.80
Institutional Shares	4/30/2007	-11.91	-5.59
Institutional Plus Shares	12/16/2010	—	-16.18
ETF Shares	3/2/2007
Market Price		-12.85	-3.79
Net Asset Value		-11.94	-3.59

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF
Shares.

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	2,505,836	98,091	0.8%
Commonwealth Bank of Australia	1,217,076	62,522	0.5%
Westpac Banking Corp.	2,366,044	54,907	0.4%
Australia & New Zealand Banking Group Ltd.	2,052,735	46,385	0.4%
National Australia Bank Ltd.	1,718,729	45,907	0.4%
Australia—Other †		432,292	3.5%
		740,104	6.0%

Austria †		26,996	0.2%

Belgium †		75,445	0.6%

Brazil †		491,302	4.0%

Canada
Royal Bank of Canada	1,111,107	54,198	0.4%
Toronto-Dominion Bank	689,705	52,056	0.4%
Bank of Nova Scotia	838,226	44,176	0.4%
Suncor Energy Inc.	1,216,927	38,763	0.3%
Barrick Gold Corp.	779,769	38,498	0.3%
Canada—Other †		640,131	5.2%
		867,822	7.0%

Chile †		58,224	0.5%

China
China Mobile Ltd.	4,689,825	44,574	0.4%
China Construction Bank Corp.	56,318,463	41,379	0.4%
Industrial & Commercial Bank of China	50,829,976	31,741	0.3%
CNOOC Ltd.	13,943,000	26,357	0.2%
PetroChina Co. Ltd.	16,458,000	21,366	0.2%
Bank of China Ltd.	48,970,000	17,429	0.2%

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	China Life Insurance Co. Ltd.	5,810,000	15,021	0.1%
	China Petroleum & Chemical Corp.	13,150,000	12,436	0.1%
	China Shenhua Energy Co. Ltd.	2,664,000	12,187	0.1%
	China Unicom Hong Kong Ltd.	5,572,182	11,204	0.1%
	Agricultural Bank of China Ltd.	18,089,304	8,119	0.1%
	China Telecom Corp. Ltd.	12,596,000	7,777	0.1%
^	China Overseas Land & Investment Ltd.	3,213,760	5,947	0.1%
	China Citic Bank Corp. Ltd.	8,707,840	4,678	0.1%
	China Coal Energy Co. Ltd.	3,260,000	4,060	0.1%
	Yanzhou Coal Mining Co. Ltd.	1,512,000	3,743	0.0%
	China Resources Enterprise Ltd.	920,000	3,360	0.0%
	Dongfeng Motor Group Co. Ltd.	2,042,000	3,331	0.0%
	China Merchants Holdings International Co. Ltd.	956,036	2,950	0.0%
	Kunlun Energy Co. Ltd.	1,950,000	2,732	0.0%
	China Communications Construction Co. Ltd.	3,453,000	2,604	0.0%
	China Resources Power Holdings Co. Ltd.	1,446,400	2,569	0.0%
	China Resources Land Ltd.	1,669,720	2,444	0.0%
	China Oilfield Services Ltd.	1,178,000	1,962	0.0%
	Sinopharm Group Co. Ltd.	570,000	1,552	0.0%
	Citic Pacific Ltd.	841,000	1,520	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	675,200	1,464	0.0%
	Air China Ltd.	1,716,000	1,333	0.0%
	Shanghai Industrial Holdings Ltd.	406,000	1,329	0.0%
	China Resources Cement Holdings Ltd.	1,470,000	1,166	0.0%
	China Railway Group Ltd.	3,221,000	1,069	0.0%
^	China COSCO Holdings Co. Ltd.	2,031,800	1,060	0.0%
	China Agri-Industries Holdings Ltd.	1,302,000	1,038	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	441,000	1,033	0.0%
	Shanghai Electric Group Co. Ltd.	2,318,000	1,020	0.0%
	China Railway Construction Corp. Ltd.	1,674,074	998	0.0%
	China Longyuan Power Group Corp.	1,178,000	978	0.0%
^	CSR Corp. Ltd.	1,596,000	944	0.0%
*	China Southern Airlines Co. Ltd.	1,689,000	943	0.0%
	Guangdong Investment Ltd.	1,564,000	942	0.0%
	Zhejiang Expressway Co. Ltd.	1,356,000	892	0.0%
^	Poly Hong Kong Investments Ltd.	1,495,000	750	0.0%
	China Foods Ltd.	926,000	728	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	1,764,000	648	0.0%
	China Communications Services Corp. Ltd.	1,344,000	620	0.0%
	Franshion Properties China Ltd.	2,828,000	581	0.0%
*,^	China Eastern Airlines Corp. Ltd.	1,440,000	567	0.0%
	Angang Steel Co. Ltd.	876,000	534	0.0%
	Sinofert Holdings Ltd.	1,623,153	533	0.0%
^	Metallurgical Corp. of China Ltd.	2,208,000	479	0.0%
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.
	Class B	382,790	460	0.0%
	Harbin Electric Co. Ltd.	432,000	435	0.0%
^	Maanshan Iron & Steel	1,428,000	425	0.0%
	Sinotruk Hong Kong Ltd.	631,500	371	0.0%
	China Travel International Inv HK	2,418,000	365	0.0%
*	Citic Resources Holdings Ltd.	1,886,690	267	0.0%
	China Merchants Property Development Co. Ltd. Class B	187,950	260	0.0%
	Sinotrans Ltd.	1,258,000	260	0.0%
	Guangdong Electric Power Development Co. Ltd. Class B	458,560	166	0.0%
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	160	0.0%

6.3

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	87	0.0%
^ Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	80	0.0%
China—Other †		185,509	1.5%
		503,536	4.1%

Colombia †		28,694	0.2%

Czech Republic †		11,607	0.1%

Denmark
Novo Nordisk A/S Class B	386,118	40,993	0.3%
Denmark—Other †		50,591	0.4%
		91,584	0.7%

Egypt †		11,473	0.1%

Finland †		73,510	0.6%

France
Total SA	1,743,875	90,991	0.7%
Sanofi	1,016,279	72,704	0.6%
LVMH Moet Hennessy Louis Vuitton SA	286,871	47,547	0.4%
France—Other †		650,111	5.3%
		861,353	7.0%
Germany
Siemens AG	713,842	74,826	0.6%
BASF SE	720,811	52,616	0.4%
SAP AG	717,839	43,406	0.4%
Daimler AG	828,760	42,092	0.3%
Bayer AG	645,710	41,140	0.3%
Allianz SE	351,494	39,108	0.3%
Germany—Other †		376,248	3.1%
		669,436	5.4%

Greece †		10,419	0.1%

Hong Kong
BOC Hong Kong Holdings Ltd.	3,329,737	7,918	0.1%
Hang Seng Bank Ltd.	596,100	7,686	0.1%
Orient Overseas International Ltd.	193,000	871	0.0%
Hong Kong—Other †		273,064	2.2%
		289,539	2.4%

Hungary †		10,801	0.1%

India
Nestle India Ltd.	22,612	1,965	0.0%
India—Other †		276,602	2.3%
		278,567	2.3%

Indonesia †		85,152	0.7%

Ireland †		22,494	0.2%

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Israel
Osem Investments Ltd.	33,048	458	0.0%
Israel—Other †		59,435	0.5%
		59,893	0.5%
Italy
ENI SPA	2,129,959	47,080	0.4%
Italy—Other †		174,829	1.4%
		221,909	1.8%
Japan
Toyota Motor Corp.	1,836,576	60,976	0.5%
Mitsubishi UFJ Financial Group Inc.	11,047,637	48,012	0.4%
Canon Inc.	1,039,579	47,195	0.4%
Japan—Other †		1,494,194	12.1%
		1,650,377	13.4%

Luxembourg †		745	0.0%

Malaysia †		120,770	1.0%

Mexico
America Movil SAB de CV	34,191,406	43,461	0.4%
Mexico—Other †		99,022	0.8%
		142,483	1.2%

Morocco †		3,470	0.0%

Netherlands
Unilever NV	1,215,516	41,964	0.3%
Netherlands—Other †		155,525	1.3%
		197,489	1.6%

New Zealand †		13,050	0.1%

Norway †		87,844	0.7%

Peru †		13,186	0.1%

Philippines †		16,683	0.1%

Poland †		36,400	0.3%

Portugal †		24,223	0.2%

Russia
Gazprom OAO ADR	3,711,887	43,029	0.3%
Russia—Other †		134,656	1.1%
		177,685	1.4%
Singapore
^ Cosco Corp. Singapore Ltd.	692,000	554	0.0%
Singapore—Other †		150,344	1.2%
		150,898	1.2%

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
South Africa †		249,075	2.0%

South Korea
1 Samsung Electronics Co. Ltd. GDR	142,409	61,036	0.5%
South Korea—Other †		410,483	3.3%
		471,519	3.8%
Spain
Telefonica SA	3,585,430	76,196	0.6%
Banco Santander SA	6,590,444	55,781	0.5%
Spain—Other †		172,892	1.4%
		304,869	2.5%

Sweden †		255,911	2.1%

Switzerland
Nestle SA	2,705,587	156,485	1.3%
Novartis AG	1,939,503	109,262	0.9%
Roche Holding AG	548,615	90,011	0.7%
Switzerland—Other †		333,583	2.7%
		689,341	5.6%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,113,828	39,297	0.3%
Taiwan—Other †		285,720	2.3%
		325,017	2.6%

Thailand †		51,129	0.4%

Turkey †		34,546	0.3%

United Kingdom
HSBC Holdings plc	13,912,284	121,391	1.0%
Vodafone Group plc	40,035,963	111,169	0.9%
BP plc	14,712,975	108,272	0.9%
Royal Dutch Shell plc Class A	2,807,170	99,445	0.8%
GlaxoSmithKline plc	3,968,019	89,053	0.7%
Royal Dutch Shell plc Class B	2,097,833	75,267	0.6%
British American Tobacco plc	1,558,964	71,480	0.6%
Rio Tinto plc	1,149,832	62,206	0.5%
BG Group plc	2,630,800	57,047	0.5%
BHP Billiton plc	1,649,176	51,932	0.4%
AstraZeneca plc	1,050,402	50,430	0.4%
Standard Chartered plc	1,856,361	43,318	0.4%
Diageo plc	1,966,697	40,703	0.3%
Tesco plc	6,209,283	40,034	0.3%
United Kingdom—Other †		800,635	6.5%
		1,822,382	14.8%
Total Common Stocks (Cost $12,605,993)		12,328,952	100.0%

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
[2,3] Vanguard Market Liquidity Fund (Cost $71,176)	0.128%	71,175,960	71,176	0.6%
Total Investments (Cost $12,677,169)			12,400,128	100.6%
Other Assets and Liabilities
Other Assets			77,366	0.6%
Liabilities[3]			(151,798)	(1.2%)
			(74,432)	(0.6%)
Net Assets			12,325,696	100.0%

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	12,609,123
Undistributed Net Investment Income	329,573
Accumulated Net Realized Losses	(336,068)
Unrealized Appreciation (Depreciation)
Investment Securities	(277,041)
Foreign Currencies	109
Net Assets	12,325,696

Investor Shares—Net Assets
Applicable to 78,493,976 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,330,134
Net Asset Value Per Share—Investor Shares	$16.95

Admiral Shares—Net Assets
Applicable to 5,674,940 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	152,418
Net Asset Value Per Share—Admiral Shares	$26.86

FTSE All-World ex-US Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 46,714,317 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,975,478
Net Asset Value Per Share—Institutional Shares	$85.10

Institutional Plus Shares—Net Assets
Applicable to 6,283,570 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	566,483
Net Asset Value Per Share—Institutional Plus Shares	$90.15

ETF Shares—Net Assets
Applicable to 145,948,840 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,301,183
Net Asset Value Per Share—ETF Shares	$43.17

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $64,608,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $86,478,000, representing 0.7% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $71,176,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Dividends[1]	409,553
Interest[2]	20
Security Lending	12,928
Total Income	422,501
Expenses
The Vanguard Group—Note B
Investment Advisory Services	497
Management and Administrative—Investor Shares	4,518
Management and Administrative—Admiral Shares	14
Management and Administrative—Institutional Shares	2,847
Management and Administrative—Institutional Plus Shares	239
Management and Administrative—ETF Shares	8,077
Marketing and Distribution—Investor Shares	462
Marketing and Distribution—Admiral Shares	—
Marketing and Distribution—Institutional Shares	1,268
Marketing and Distribution—Institutional Plus Shares	60
Marketing and Distribution—ETF Shares	2,047
Custodian Fees	3,569
Auditing Fees	31
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	15
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	146
Trustees’ Fees and Expenses	13
Total Expenses	23,823
Net Investment Income	398,678
Realized Net Gain (Loss)
Investment Securities Sold	37,128
Foreign Currencies	(1,627)
Realized Net Gain (Loss)	35,501
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,309,853)
Foreign Currencies	(962)
Change in Unrealized Appreciation (Depreciation)	(1,310,815)
Net Increase (Decrease) in Net Assets Resulting from Operations	(876,636)

1 Dividends are net of foreign withholding taxes of $26,100,000.
2 Interest income from an affiliated company of the fund was $20,000.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	398,678	235,849
Realized Net Gain (Loss)	35,501	(22,175)
Change in Unrealized Appreciation (Depreciation)	(1,310,815)	1,073,417
Net Increase (Decrease) in Net Assets Resulting from Operations	(876,636)	1,287,091
Distributions
Net Investment Income
Investor Shares	(31,143)	(15,131)
Admiral Shares	—	—
Institutional Shares	(91,968)	(39,424)
Institutional Plus Shares	(3,069)	—
ETF Shares	(143,060)	(95,039)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(269,240)	(149,594)
Capital Share Transactions
Investor Shares	13,749	586,032
Admiral Shares	144,429	—
Institutional Shares	162,384	2,117,722
Institutional Plus Shares	630,408	—
ETF Shares	644,081	1,312,763
Net Increase (Decrease) from Capital Share Transactions	1,595,051	4,016,517
Total Increase (Decrease)	449,175	5,154,014
Net Assets
Beginning of Period	11,876,521	6,722,507
End of Period[1]	12,325,696	11,876,521
1 Net Assets—End of Period includes undistributed net investment income of $329,573,000 and $198,157,000.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
					March 8,
					2007[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$18.43	$16.48	$12.77	$24.91	$20.00
Investment Operations
Net Investment Income	.512	.418[2]	.378[2]	.637[2]	.410[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.608)	1.853	3.622	(12.592)	4.500
Total from Investment Operations	(1.096)	2.271	4.000	(11.955)	4.910
Distributions
Dividends from Net Investment Income	(.384)	(.321)	(.290)	(.185)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.384)	(.321)	(.290)	(.185)	—
Net Asset Value, End of Period	$16.95	$18.43	$16.48	$12.77	$24.91

Total Return[3]	-6.11%	13.94%	32.19%	-48.32%	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,330	$1,458	$748	$296	$213
Ratio of Total Expenses to
Average Net Assets	0.35%	0.35%	0.40%	0.35%	0.40%[4]
Ratio of Net Investment Income to
Average Net Assets	2.87%	2.45%	2.75%	3.24%	2.61%[4]
Portfolio Turnover Rate[5]	6%	6%	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
September 27, 2011[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income	0.082
Net Realized and Unrealized Gain (Loss) on Investments	1.778
Total from Investment Operations	1.860
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$26.86

Total Return[2]	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$152
Ratio of Total Expenses to Average Net Assets	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	3.04%[3]
Portfolio Turnover Rate[4]	6%

1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
					April 30,
					2007[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$92.50	$82.71	$64.06	$124.76	$107.33
Investment Operations
Net Investment Income	2.785	2.226[2]	2.101[2]	3.323[2]	1.150[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(8.113)	9.322	18.142	(62.979)	16.280
Total from Investment Operations	(5.328)	11.548	20.243	(59.656)	17.430
Distributions
Dividends from Net Investment Income	(2.072)	(1.758)	(1.593)	(1.044)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.072)	(1.758)	(1.593)	(1.044)	—
Net Asset Value, End of Period	$85.10	$92.50	$82.71	$64.06	$124.76

Total Return[3]	-5.94%	14.15%	32.56%	-48.18%	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,975	$4,146	$1,608	$448	$157
Ratio of Total Expenses to
Average Net Assets	0.13%	0.15%	0.15%	0.10%	0.15%[4]
Ratio of Net Investment Income to
Average Net Assets	3.09%	2.65%	3.00%	3.49%	2.86%[4]
Portfolio Turnover Rate[5]	6%	6%	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
December 16, 2010[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$99.48
Investment Operations
Net Investment Income	2.794
Net Realized and Unrealized Gain (Loss) on Investments	(9.947)
Total from Investment Operations	(7.153)
Distributions
Dividends from Net Investment Income	(2.177)
Distributions from Realized Capital Gains	—
Total Distributions	(2.177)
Net Asset Value, End of Period	$90.15

Total Return[2]	-7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$566
Ratio of Total Expenses to Average Net Assets	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	3.12%[3]
Portfolio Turnover Rate[4]	6%

1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
					March 2,
					2007[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$46.92	$41.95	$32.50	$63.32	$49.80
Investment Operations
Net Investment Income	1.390	1.118[2]	1.011[2]	1.705[2]	1.030[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(4.121)	4.715	9.224	(32.015)	12.490
Total from Investment Operations	(2.731)	5.833	10.235	(30.310)	13.520
Distributions
Dividends from Net Investment Income	(1.019)	(.863)	(.785)	(.510)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.019)	(.863)	(.785)	(.510)	—
Net Asset Value, End of Period	$43.17	$46.92	$41.95	$32.50	$63.32

Total Return	-5.99%	14.07%	32.41%	-48.23%	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,301	$6,272	$4,366	$1,701	$1,068
Ratio of Total Expenses to
Average Net Assets	0.18%	0.22%	0.25%	0.20%	0.25%[3]
Ratio of Net Investment Income to
Average Net Assets	3.04%	2.58%	2.90%	3.39%	2.76%[3]
Portfolio Turnover Rate[4]	6%	6%	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Admiral Shares were first issued on September 27, 2011. Institutional Plus shares were first issued on December 16, 2010. ETF Shares are listed for trading on the NYSE

Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

FTSE All-World ex-US Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $1,946,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,601,710	—	—
Common Stocks—Other	165,215	10,562,027	—
Temporary Cash Investments	71,176	—	—
Total	1,838,101	10,562,027	—

FTSE All-World ex-US Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks—Other
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2010	95
Net Realized Gain (Loss)	(233)
Change in Unrealized Appreciation (Depreciation)	138
Balance as of October 31, 2011	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2011, the fund realized net foreign currency losses of $1,627,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2011, the fund realized gains on the sale of passive foreign investment companies of $3,701,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2011, had unrealized appreciation of $12,771,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduced realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $96,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2011, the fund realized $166,498,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2011, the fund had $350,359,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $281,206,000 to offset future net capital gains of $1,431,000 through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, $32,560,000 through October 31,2018, and $79,230,000 through October 31, 2019.

FTSE All-World ex-US Index Fund

At October 31, 2011, the cost of investment securities for tax purposes was $12,744,802,000. Net unrealized depreciation of investment securities for tax purposes was $344,674,000, consisting of unrealized gains of $1,307,854,000 on securities that had risen in value since their purchase and $1,652,528,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $2,906,070,000 of investment securities and sold $1,224,304,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	500,591	26,968	839,537	48,812
Issued in Lieu of Cash Distributions	26,921	1,462	12,188	717
Redeemed[1]	(513,763)	(29,048)	(265,693)	(15,795)
Net Increase (Decrease)—Investor Shares	13,749	(618)	586,032	33,734
Admiral Shares[2]
Issued	146,186	5,743	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(1,757)	(68)	—	—
Net Increase (Decrease)—Admiral Shares	144,429	5,675	—	—
Institutional Shares
Issued	1,337,606	14,530	2,540,049	30,296
Issued in Lieu of Cash Distributions	81,713	885	32,086	377
Redeemed[1]	(1,256,935)	(13,521)	(454,413)	(5,300)
Net Increase (Decrease)—Institutional Shares	162,384	1,894	2,117,722	25,373
Institutional Plus Shares[2]
Issued	652,769	6,516	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(22,361)	(232)	—	—
Net Increase (Decrease)—Institutional Plus Shares	630,408	6,284	—	—
ETF Shares
Issued	1,098,970	22,458	1,337,408	30,206
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(454,889)	(10,200)	(24,645)	(600)
Net Increase (Decrease)—ETF Shares	644,081	12,258	1,312,763	29,606

1 Net of redemption fees for fiscal 2011 and 2010 of $112,000 and $131,000, respectively (fund totals).
2 Inception was September 27, 2011, for the Admiral Shares and December 16, 2010, for the Institutional Plus Shares.

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2011

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.55%	0.30%	0.33%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	2,795	3,107
Median Market Cap	$1.3B	$1.3B
Price/Earnings Ratio	14.1x	14.3x
Price/Book Ratio	1.3x	1.2x
Return on Equity	11.8%	11.8%
Earnings Growth Rate	7.1%	6.9%
Dividend Yield	2.8%	2.8%
Turnover Rate	37%	—
Short-Term Reserves	0.4%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Consumer Discretionary	15.6%	15.7%
Consumer Staples	6.4	6.5
Energy	7.1	7.0
Financials	18.4	17.9
Health Care	4.7	4.7
Industrials	20.6	20.4
Information Technology	9.2	9.3
Materials	14.7	15.1
Telecommunication
Services	1.0	1.0
Utilities	2.3	2.4

Ten Largest Holdings (% of total net assets)
New Gold Inc.	Gold	0.3%
Athabasca Oil Sands	Oil & Gas
Corp.	Exploration &
	Production	0.3
Metro Inc. Class A	Food Retail	0.3
Franco-Nevada Corp.	Gold	0.3
Pembina Pipeline Corp.	Oil & Gas Storage &
	Transportation	0.3
Governor & Co. of the
Bank of Ireland	Diversified Banks	0.2
Inmet Mining Corp.	Diversified Metals
	& Mining	0.2
Vermilion Energy Inc.	Oil & Gas
	Exploration &
	Production	0.2
Babcock International	Diversified Support
Group plc	Services	0.2
Onex Corp.	Multi-Sector
	Holdings	0.2
Top Ten		2.5%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratios were 0.50% for Investor Shares, 0.25% for Institutional Shares, and 0.28% for ETF
Shares.

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	13.9%	13.9%
Germany	3.5	3.5
Switzerland	2.9	3.0
France	2.7	2.7
Sweden	2.0	2.0
Italy	2.0	2.0
Netherlands	1.7	1.6
Finland	1.5	1.6
Norway	1.5	1.5
Spain	1.4	1.5
Belgium	1.0	1.0
Ireland	1.0	0.9
Other	1.9	1.9
Subtotal	37.0%	37.1%
Pacific
Japan	12.8%	12.9%
Australia	6.2	6.1
Singapore	1.4	1.4
Hong Kong	1.2	1.2
Other	0.2	0.2
Subtotal	21.8%	21.8%
Emerging Markets
Taiwan	6.3%	6.4%
South Korea	4.0	4.0
China	3.5	3.6
India	2.5	2.4
Brazil	2.3	2.3
Malaysia	1.4	1.4
Other	6.0	6.1
Subtotal	26.0%	26.2%
North America
Canada	14.8%	14.5%
Middle East	0.4%	0.4%

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

	Average Annual Total Returns
	Periods Ended October 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index
Fund Investor Shares	-8.22	22.72%	$16,963
– – – – FTSE Global Small Cap ex US Index	-5.23	25.45	17,953
International Small-Cap Funds Average	-4.66	23.75	17,332

International Small-Cap Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index
Fund Institutional Shares	-8.01%	23.03%	$8,536,216
FTSE Global Small Cap ex US Index	-5.23	25.45	8,976,347
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Vanguard fund returns are adjusted to reflect the 0.75% fee on purchases and redemptions. The fee does not apply to ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

FTSE All-World ex-US Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	-6.67%	23.69%	$17,310
FTSE Global Small Cap ex US Index	-5.23	25.45	17,953
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: April 2, 2009, Through October 31, 2011
		Since
	One	Inception
	Year	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Market Price	-7.88%	71.87%
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	-6.67	73.10
FTSE Global Small Cap ex US Index	-5.23	79.53
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): April 2, 2009, Through October 31, 2011

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Vanguard fund returns are adjusted to reflect the 0.75% fee on purchases and redemptions. The fee does not apply to ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.

FTSE All-World ex-US Small-Cap Index Fund

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	4/2/2009	-11.12%	19.93%
Fee-Adjusted Returns		-12.43	19.22
Institutional Shares	4/2/2009	-10.87	20.24
Fee-Adjusted Returns		-12.19	19.53
ETF Shares	4/2/2009
Market Price		-11.86	19.83
Net Asset Value		-10.90	20.20

Vanguard fund returns are adjusted to reflect the 0.75% fee on purchases and redemptions. The fee does not apply to ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Campbell Brothers Ltd.	41,863	2,015	0.2%
Atlas Iron Ltd.	585,304	1,898	0.2%
APA Group	407,120	1,857	0.1%
1 Australia—Other †		64,318	5.6%
		70,088	6.1%

Austria †		6,312	0.6%

Belgium †		11,148	1.0%

Brazil
Cia Hering	105,043	2,353	0.2%
Diagnosticos da America SA	226,689	1,827	0.2%
Brazil—Other †		22,207	1.9%
		26,387	2.3%
Canada
* New Gold Inc.	289,312	3,585	0.3%
* Athabasca Oil Sands Corp.	262,059	3,400	0.3%
Metro Inc. Class A	66,294	3,248	0.3%
Franco-Nevada Corp.	80,491	3,189	0.3%
Pembina Pipeline Corp.	105,593	2,874	0.2%
Inmet Mining Corp.	45,687	2,727	0.2%
Vermilion Energy Inc.	57,019	2,686	0.2%
Onex Corp.	77,361	2,565	0.2%
Emera Inc.	77,445	2,543	0.2%
Alimentation Couche Tard Inc. Class B	83,893	2,525	0.2%
* Open Text Corp.	36,727	2,248	0.2%
Centerra Gold Inc.	112,998	2,240	0.2%
Viterra Inc.	215,977	2,223	0.2%
H&R Real Estate Investment Trust	100,245	2,189	0.2%

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
TMX Group Inc.	49,593	2,179	0.2%
Gildan Activewear Inc.	84,225	2,173	0.2%
* Detour Gold Corp.	62,798	2,079	0.2%
Progress Energy Resources Corp.	146,601	2,075	0.2%
* Alacer Gold Corp.	178,007	2,054	0.2%
* Precision Drilling Corp.	177,037	2,053	0.2%
Atco Ltd.	33,375	2,039	0.2%
Pan American Silver Corp.	70,976	1,983	0.2%
* SXC Health Solutions Corp.	40,220	1,867	0.2%
Industrial Alliance Insurance & Financial Services Inc.	56,750	1,846	0.2%
CAE Inc.	170,071	1,814	0.2%
Petrominerales Ltd.	68,300	1,802	0.2%
Dollarama Inc.	46,531	1,752	0.1%
Trican Well Service Ltd.	98,702	1,746	0.1%
Canada—Other †		101,384	8.8%
		167,088	14.6%

Chile †		6,855	0.6%

China †		39,260	3.4%

Denmark
* Topdanmark A/S	10,833	1,784	0.1%
Denmark—Other †		5,236	0.5%
		7,020	0.6%

Egypt †		1,886	0.2%

Finland
Elisa Oyj	108,059	2,278	0.2%
Finland—Other †		15,011	1.3%
		17,289	1.5%

France †		30,798	2.7%

Germany
*,^ SGL Carbon SE	32,249	2,004	0.2%
Symrise AG	76,273	1,974	0.2%
Germany—Other †		36,114	3.1%
		40,092	3.5%

Greece †		4,301	0.4%

Hong Kong †		13,209	1.2%

Hungary †		304	0.0%

India †		27,880	2.4%

Indonesia †		10,207	0.9%

Ireland
* Governor & Co. of the Bank of Ireland	19,437,333	2,737	0.3%
Ireland—Other †		8,275	0.7%
		11,012	1.0%

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Israel †		4,727	0.4%
Italy †		22,680	2.0%
Japan †		145,497	12.7%
Malaysia †		15,874	1.4%
Mexico †		8,665	0.8%
Morocco †		343	0.0%
Netherlands
Imtech NV	63,449	1,874	0.2%
Netherlands—Other †		17,128	1.5%
		19,002	1.7%
New Zealand †		2,533	0.2%
Norway †		17,135	1.5%
Philippines †		7,996	0.7%
Poland †		5,777	0.5%
Portugal †		2,856	0.2%
Russia †		2,679	0.2%
[1]Singapore †		15,927	1.4%
South Africa †		6,329	0.6%
South Korea
Korea Kumho Petrochemical	12,337	2,091	0.2%
South Korea—Other †		42,895	3.7%
		44,986	3.9%
Spain †		16,460	1.4%
Sweden †		23,145	2.0%
Switzerland
Galenica AG	3,172	1,838	0.2%
Switzerland—Other †		31,135	2.7%
		32,973	2.9%
Taiwan †		71,894	6.3%
Thailand †		9,456	0.8%
Turkey †		8,045	0.7%

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
United Kingdom
Babcock International Group plc		233,508	2,639	0.2%
Pennon Group plc		227,876	2,546	0.2%
Croda International plc		86,366	2,428	0.2%
Informa plc		381,885	2,218	0.2%
Aberdeen Asset Management plc		712,489	2,194	0.2%
Travis Perkins plc		154,571	2,132	0.2%
Mondi plc		248,870	1,893	0.2%
Balfour Beatty plc		468,777	1,891	0.2%
* Premier Oil plc		314,221	1,850	0.1%
United Kingdom—Other †			139,225	12.2%
			159,016	13.9%
Total Common Stocks (Cost $1,138,128)			1,135,131	99.2%

	Coupon
Temporary Cash Investment
Money Market Fund
[2,3] Vanguard Market Liquidity Fund (Cost $24,519)	0.128%	24,519,089	24,519	2.1%
Total Investments (Cost $1,162,647)			1,159,650	101.3%
Other Assets and Liabilities
Other Assets			94,510	8.3%
Liabilities[3]			(109,905)	(9.6%)
			(15,395)	(1.3%)
Net Assets			1,144,255	100.0%

				Market
				Value•
				($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value				1,159,650
Receivables for Investment Securities Sold				75,061
Other Assets				19,449
Total Assets				1,254,160
Liabilities
Payables for Investment Securities Purchased				70,775
Security Lending Collateral Payable to Brokers				24,519
Other Liabilities				14,611
Total Liabilities				109,905
Net Assets				1,144,255

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	1,135,439
Undistributed Net Investment Income	20,942
Accumulated Net Realized Losses	(9,144)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,997)
Foreign Currencies	15
Net Assets	1,144,255

Investor Shares—Net Assets
Applicable to 6,197,042 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	203,791
Net Asset Value Per Share—Investor Shares	$32.89

Institutional Shares—Net Assets
Applicable to 209,609 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	34,634
Net Asset Value Per Share—Institutional Shares	$165.23

ETF Shares—Net Assets
Applicable to 10,486,479 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	905,830
Net Asset Value Per Share—ETF Shares	$86.38

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $21,617,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $1,353,000, representing 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $24,519,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Dividends[1]	30,848
Interest[2]	8
Security Lending	1,772
Total Income	32,628
Expenses
The Vanguard Group—Note B
Investment Advisory Services	150
Management and Administrative—Investor Shares	896
Management and Administrative—Institutional Shares	38
Management and Administrative—ETF Shares	1,583
Marketing and Distribution—Investor Shares	55
Marketing and Distribution—Institutional Shares	5
Marketing and Distribution—ETF Shares	244
Custodian Fees	640
Auditing Fees	37
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	38
Trustees’ Fees and Expenses	1
Total Expenses	3,692
Net Investment Income	28,936
Realized Net Gain (Loss)
Investment Securities Sold	2,128
Foreign Currencies	(607)
Realized Net Gain (Loss)	1,521
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(142,878)
Foreign Currencies	(47)
Change in Unrealized Appreciation (Depreciation)	(142,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,468)
1 Dividends are net of foreign withholding taxes of $2,552,000.
2 Interest income from an affiliated company of the fund was $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,936	11,570
Realized Net Gain (Loss)	1,521	7,477
Change in Unrealized Appreciation (Depreciation)	(142,925)	99,609
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,468)	118,656
Distributions
Net Investment Income
Investor Shares	(4,104)	(739)
Institutional Shares	(553)	(83)
ETF Shares	(15,842)	(3,872)
Realized Capital Gain[1]
Investor Shares	(1,527)	(492)
Institutional Shares	(195)	(52)
ETF Shares	(5,540)	(2,310)
Total Distributions	(27,761)	(7,548)
Capital Share Transactions
Investor Shares	60,555	84,367
Institutional Shares	27,516	155
ETF Shares	391,489	256,271
Net Increase (Decrease) from Capital Share Transactions	479,560	340,793
Total Increase (Decrease)	339,331	451,901
Net Assets
Beginning of Period	804,924	353,023
End of Period[2]	1,144,255	804,924
1 Includes fiscal 2011 short-term gain distributions totaling $3,294,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $20,942,000 and $8,706,000.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
			March 19,
	Year Ended		2009[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009
Net Asset Value, Beginning of Period	$36.34	$29.83	$20.00
Investment Operations
Net Investment Income	.854	.603[2]	.257[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(3.231)	6.430	9.573
Total from Investment Operations	(2.377)	7.033	9.830
Distributions
Dividends from Net Investment Income	(.782)	(.314)	—
Distributions from Realized Capital Gains	(.291)	(.209)	—
Total Distributions	(1.073)	(.523)	—
Net Asset Value, End of Period	$32.89	$36.34	$29.83

Total Return[4]	-6.85%	23.90%	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$204	$170	$62
Ratio of Total Expenses to Average Net Assets	0.50%	0.55%	0.78%[5]
Ratio of Net Investment Income to Average Net Assets	2.35%	1.89%	1.49%[5]
Portfolio Turnover Rate[6]	37%	19%	19%

1 Subscription period for the fund was March 19, 2009, to April 2, 2009, during which time all assets were held in money market instruments.
Performance measurement began April 2, 2009, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.06, $.05, and $.04.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
			April 2,
	Year Ended		2009[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009
Net Asset Value, Beginning of Period	$182.36	$149.40	$100.00
Investment Operations
Net Investment Income	4.892	3.284[2]	1.625[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(16.420)	32.377	47.775
Total from Investment Operations	(11.528)	35.661	49.400
Distributions
Dividends from Net Investment Income	(4.143)	(1.655)	—
Distributions from Realized Capital Gains	(1.459)	(1.046)	—
Total Distributions	(5.602)	(2.701)	—
Net Asset Value, End of Period	$165.23	$182.36	$149.40

Total Return[4]	-6.64%	24.21%	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35	$9	$7
Ratio of Total Expenses to Average Net Assets	0.25%	0.30%	0.52%[5]
Ratio of Net Investment Income to Average Net Assets	2.60%	2.14%	1.75%[5]
Portfolio Turnover Rate[6]	37%	19%	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.18, $.32, and $.27.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
			April 2,
	Year Ended		2009[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009
Net Asset Value, Beginning of Period	$95.38	$78.21	$52.36
Investment Operations
Net Investment Income	2.450	1.750[2]	.714[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(8.505)	16.884	25.136
Total from Investment Operations	(6.055)	18.634	25.850
Distributions
Dividends from Net Investment Income	(2.182)	(.917)	—
Distributions from Realized Capital Gains	(.763)	(.547)	—
Total Distributions	(2.945)	(1.464)	—
Net Asset Value, End of Period	$86.38	$95.38	$78.21

Total Return	-6.67%	24.17%	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$906	$626	$283
Ratio of Total Expenses to Average Net Assets	0.28%	0.33%	0.55%[4]
Ratio of Net Investment Income to Average Net Assets	2.57%	2.11%	1.72%[4]
Portfolio Turnover Rate[5]	37%	19%	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.13, $.14, and $.07.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

FTSE All-World ex-US Small-Cap Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $181,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	208,346	487	162
Common Stocks—Other	624	925,368	144
Temporary Cash Investments	24,519	—	—
Total	233,489	925,855	306

FTSE All-World ex-US Small-Cap Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2010	26
Transfers into Level 3	306
Change in Unrealized Appreciation (Depreciation)	(26)
Balance as of October 31, 2011	306

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2011, the fund realized net foreign currency losses of $607,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2011, the fund realized gains on the sale of passive foreign investment companies of $3,928,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2011, had unrealized appreciation of $7,237,000, of which $4,407,000 has been distributed and is reflected in the balance of undistributed net investment income.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduced realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $1,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2011, the fund realized $7,067,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2011, the fund had $28,950,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $8,715,000 to offset future net capital gains through October 31, 2019.

50

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2011, the cost of investment securities for tax purposes was $1,171,189,000. Net unrealized depreciation of investment securities for tax purposes was $10,545,000, consisting of unrealized gains of $100,984,000 on securities that had risen in value since their purchase and $111,529,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $924,635,000 of investment securities and sold $440,657,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Year Ended October 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	123,794	3,346	106,128	3,290
Issued in Lieu of Cash Distributions	5,080	138	1,070	35
Redeemed[2]	(68,319)	(1,968)	(22,831)	(736)
Net Increase (Decrease)—Investor Shares	60,555	1,516	84,367	2,589
Institutional Shares
Issued[1]	26,768	155	—	—
Issued in Lieu of Cash Distributions	748	4	155	1
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—Institutional Shares	27,516	159	155	1
ETF Shares
Issued[1]	417,380	4,228	256,271	2,938
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(25,891)	(300)	—	—
Net Increase (Decrease)—ETF Shares	391,489	3,928	256,271	2,938

1 Includes purchase fees for fiscal 2011 and 2010 of $1,346,000 and $737,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2011 and 2010 of $419,000 and $404,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

51

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets—investment summaries, the statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting two separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 12, 2011

Special 2011 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $191,591,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $366,913,000 and foreign taxes paid of $26,144,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2012 to determine the calendar year amounts to be included on their 2011 tax returns.

Special 2011 tax information (unaudited) for Vanguard FTSE All-World ex-US Small-Cap Index Fund

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $9,565,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $29,951,000 and foreign taxes paid of $2,483,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2012 to determine the calendar year amounts to be included on their 2011 tax returns.

53

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2011. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE International Index Funds
Periods Ended October 31, 2011
		Since
	One	Inception
	Year	(3/8/2007)
FTSE All-World ex-US Index Fund Investor Shares
Returns Before Taxes	-6.11%	-2.00%
Returns After Taxes on Distributions	-6.43	-2.23
Returns After Taxes on Distributions and Sale of Fund Shares	-3.57	-1.71

		Since
	One	Inception
	Year	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Returns Before Taxes	-8.22%	22.72%
Returns After Taxes on Distributions	-8.81	22.19
Returns After Taxes on Distributions and Sale of Fund Shares	-4.93	19.54

Returns for the FTSE All-World ex-US Small-Cap Index Fund are adjusted to reflect the 0.75% fee on purchases and redemptions. Returns for the FTSE All-World ex-US Index Fund do not reflect the 2% fee on redemptions of shares held for less than two months.

54

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

55

Six Months Ended October 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2011	10/31/2011	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$834.15	$1.62
Institutional Shares	1,000.00	834.80	0.55
Institutional Plus Shares	1,000.00	834.88	0.42
ETF Shares	1,000.00	834.53	0.69
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$810.90	$2.15
Institutional Shares	1,000.00	811.86	1.00
ETF Shares	1,000.00	811.69	1.14
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.44	$1.79
Institutional Shares	1,000.00	1,024.60	0.61
Institutional Plus Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.45	0.77
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,022.84	$2.40
Institutional Shares	1,000.00	1,024.10	1.12
ETF Shares	1,000.00	1,023.95	1.28

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.35% for Investor Shares, 0.12% for Institutional Shares, 0.09% for Institutional Plus
Shares, and 0.15% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.47% for Investor Shares, 0.22% for Institutional
Shares, and 0.25% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include data for funds or share classes with fewer than six months of history.

56

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

57

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

58

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	“FTSE®” is a trademark jointly owned by the London
Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
and is used by FTSE International Limited under license.
Institutional Investor Services > 800-523-1036	”All-World” is a trademark of FTSE International
Text Telephone for People	Limited. The FTSE All-World ex US Index and FTSE
With Hearing Impairment > 800-749-7273	Global Small Cap ex US Index are calculated by FTSE
International Limited. FTSE International Limited does
This material may be used in conjunction	not sponsor, endorse, or promote the funds; is not in
with the offering of shares of any Vanguard	any way connected to them; and does not accept any
fund only if preceded or accompanied by	liability in relation to their issue, operation, and
the fund’s current prospectus.	trading.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122011

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)

Common Stocks (100.0%)
Australia (6.0%)
BHP Billiton Ltd.	2,505,836	98,091
Commonwealth Bank of Australia	1,217,076	62,522
Westpac Banking Corp.	2,366,044	54,907
Australia & New Zealand Banking Group Ltd.	2,052,735	46,385
National Australia Bank Ltd.	1,718,729	45,907
Wesfarmers Ltd.	781,176	26,504
Rio Tinto Ltd.	340,177	24,423
Woolworths Ltd.	945,587	23,638
Newcrest Mining Ltd.	594,220	21,001
Woodside Petroleum Ltd.	465,625	17,730
Westfield Group	1,807,328	14,550
QBE Insurance Group Ltd.	856,161	13,179
Origin Energy Ltd.	834,744	12,579
CSL Ltd.	412,251	12,417
Telstra Corp. Ltd.	3,439,135	11,167
AMP Ltd.	2,171,605	9,681
Santos Ltd.	683,634	9,233
Suncorp Group Ltd.	1,009,514	9,060
Foster's Group Ltd.	1,515,243	8,474
Brambles Ltd.	1,162,131	8,034
Orica Ltd.	285,341	7,729
Macquarie Group Ltd.	270,695	6,969
Amcor Ltd.	949,790	6,949
Oil Search Ltd.	1,015,779	6,930
Westfield Retail Trust	2,399,208	6,394
Transurban Group	1,134,480	6,223
Stockland	1,868,619	6,171
Coca-Cola Amatil Ltd.	441,369	5,698
WorleyParsons Ltd.	189,464	5,499
Iluka Resources Ltd.	326,527	5,428
AGL Energy Ltd.	355,241	5,352
Insurance Australia Group Ltd.	1,604,189	5,289
Fortescue Metals Group Ltd.	967,785	4,861
GPT Group	1,459,032	4,815
Incitec Pivot Ltd.	1,261,763	4,570
ASX Ltd.	136,677	4,388
Wesfarmers Ltd. Price Protected Shares	120,173	4,117
Goodman Group	5,852,128	3,803
Crown Ltd.	447,689	3,772
Asciano Ltd.	2,301,238	3,679
Lend Lease Group	440,698	3,586
Sonic Healthcare Ltd.	302,757	3,498
Mirvac Group	2,633,820	3,449
Computershare Ltd.	428,049	3,383
Dexus Property Group	3,734,123	3,322
CFS Retail Property Trust	1,651,202	3,148
OZ Minerals Ltd.	255,732	3,071
MacArthur Coal Ltd.	178,160	3,021
Leighton Holdings Ltd.	132,902	3,019
Alumina Ltd.	1,897,538	2,891
Toll Holdings Ltd.	556,723	2,812
Cochlear Ltd.	44,321	2,721
Bendigo and Adelaide Bank Ltd.	273,783	2,703
Metcash Ltd.	589,511	2,580
Tatts Group Ltd.	1,041,636	2,534
Ramsay Health Care Ltd.	120,699	2,373
Boral Ltd.	558,271	2,279
Sims Metal Management Ltd.	157,046	2,265
* James Hardie Industries SE	342,804	2,220
MAp Group	596,466	2,128
* Echo Entertainment Group Ltd.	528,721	2,052

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Treasury Wine Estates Ltd.	501,808	1,959
	Commonwealth Property Office Fund	1,908,462	1,862
	Challenger Ltd.	385,577	1,838
*	Lynas Corp. Ltd.	1,348,749	1,669
	TABCORP Holdings Ltd.	515,795	1,586
	Ansell Ltd.	105,753	1,547
	Bank of Queensland Ltd.	170,829	1,502
	Caltex Australia Ltd.	104,446	1,451
*	Qantas Airways Ltd.	858,178	1,435
	Harvey Norman Holdings Ltd.	603,264	1,366
	Charter Hall Office REIT	372,256	1,321
	Coal & Allied Industries Ltd.	9,908	1,288
	OneSteel Ltd.	995,466	1,266
	BlueScope Steel Ltd.	1,431,592	1,252
	Flight Centre Ltd.	59,508	1,236
	New Hope Corp. Ltd.	199,017	1,232
	IOOF Holdings Ltd.	184,056	1,219
	Whitehaven Coal Ltd.	185,525	1,148
	SP AusNet	1,074,209	1,120
	Adelaide Brighton Ltd.	360,979	1,080
*	Downer EDI Ltd.	333,982	1,061
	CSR Ltd.	378,024	963
*	Paladin Energy Ltd.	624,633	954
	Billabong International Ltd.	208,028	929
	Aristocrat Leisure Ltd.	389,265	922
	Goodman Fielder Ltd.	1,533,100	892
	Perpetual Ltd.	34,148	807
*	Nufarm Ltd.	161,974	797
	DuluxGroup Ltd.	271,437	748
*,^	Aquila Resources Ltd.	120,240	747
	Platinum Asset Management Ltd.	171,189	719
	Australand Property Group	220,947	603
	Envestra Ltd.	890,670	600
	Ten Network Holdings Ltd.	598,967	579
*	Macquarie Atlas Roads Group	380,603	564
	Fairfax Media Ltd.	576,354	559
	GWA Group Ltd.	227,851	546
	Seven West Media Ltd.	142,020	532
	Consolidated Media Holdings Ltd.	161,621	444
*	Energy Resources of Australia Ltd.	146,975	301
*	Gunns Ltd.	649,105	179
	APN News & Media Ltd.	117,338	108
			740,104
Austria (0.2%)
	Erste Group Bank AG	223,561	4,766
	Voestalpine AG	132,160	4,541
	OMV AG	128,962	4,494
	Telekom Austria AG	263,953	2,994
	Andritz AG	30,379	2,685
	IMMOFINANZ AG	805,620	2,645
	Verbund AG	52,287	1,518
	Vienna Insurance Group AG Wiener Versicherung Gruppe	30,537	1,281
^	Raiffeisen Bank International AG	45,548	1,264
	Strabag SE	26,268	808
			26,996
Belgium (0.6%)
	Anheuser-Busch InBev NV	625,323	34,678
	Delhaize Group SA	79,654	5,203
	Groupe Bruxelles Lambert SA	64,350	4,946
	UCB SA	107,053	4,703
	Belgacom SA	134,385	4,064
	Ageas	2,020,441	4,050
	Umicore SA	92,768	3,969

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Solvay SA Class A	33,063	3,368
KBC Groep NV	138,027	3,061
Telenet Group Holding NV	65,359	2,521
Colruyt SA	51,759	2,126
Bekaert SA	34,871	1,548
Mobistar SA	15,011	854
* Dexia SA	455,838	354
		75,445
Brazil (4.0%)
Petroleo Brasileiro SA ADR Type A	1,385,870	35,049
Itau Unibanco Holding SA ADR	1,658,297	31,707
Petroleo Brasileiro SA ADR	1,046,965	28,278
Banco Bradesco SA ADR	1,464,814	26,660
Cia de Bebidas das Americas ADR	657,195	22,161
Vale SA Class B ADR	895,700	21,138
Petroleo Brasileiro SA Prior Pfd.	1,602,611	20,051
Vale SA Prior Pfd.	750,875	17,866
Vale SA Class B ADR	666,084	16,925
Vale SA	605,129	15,438
Banco do Brasil SA	892,086	13,614
BRF - Brasil Foods SA	652,252	13,544
Itausa - Investimentos Itau SA Prior Pfd.	2,110,595	13,265
Petroleo Brasileiro SA	811,871	10,999
BM&FBovespa SA	1,593,636	9,589
* OGX Petroleo e Gas Participacoes SA	1,009,592	8,456
CCR SA	258,676	7,130
Redecard SA	394,237	6,554
Cia Siderurgica Nacional SA ADR	638,918	5,980
Ultrapar Participacoes SA	319,904	5,689
Banco Santander Brasil SA	592,706	5,351
Cia de Bebidas das Americas Prior Pfd.	142,990	4,781
Cielo SA	172,351	4,601
Souza Cruz SA	360,500	4,472
Centrais Eletricas Brasileiras SA	420,134	4,160
Cia Energetica de Minas Gerais ADR	241,631	4,117
Cia de Bebidas das Americas	151,072	4,079
PDG Realty SA Empreendimentos e Participacoes	889,600	3,928
BR Malls Participacoes SA	353,300	3,838
Bradespar SA Prior Pfd.	178,140	3,632
Gerdau SA ADR	397,448	3,585
Lojas Americanas SA Prior Pfd.	374,568	3,349
Embraer SA ADR	119,412	3,322
Tractebel Energia SA	204,370	3,272
Natura Cosmeticos SA	164,873	3,217
Telefonica Brasil SA Prior Pfd.	108,900	3,168
Itau Unibanco Holding SA	179,100	2,943
Lojas Renner SA	96,600	2,937
Centrais Eletricas Brasileiras SA Prior Pfd.	207,376	2,851
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	397,354	2,780
CETIP SA - Balcao Organizado de Ativos e Derivativos	200,500	2,746
All America Latina Logistica SA	542,916	2,716
Gerdau SA Prior Pfd.	269,586	2,432
Itau Unibanco Holding SA Prior Pfd.	123,255	2,367
Usinas Siderurgicas de Minas Gerais SA	160,720	2,280
Weg SA	195,956	2,210
* JBS SA	730,374	2,195
Cyrela Brazil Realty SA Empreendimentos e Participacoes	244,071	2,152
Cia Energetica de Sao Paulo Prior Pfd.	123,434	2,142
Tim Participacoes SA ADR	81,069	2,111
Tele Norte Leste ADR	186,141	2,020
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	51,857	2,007
Cia Paranaense de Energia ADR	99,300	2,004
MRV Engenharia e Participacoes SA	279,300	1,978
Cosan SA Industria e Comercio	125,734	1,960

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Telefonica Brasil SA ADR	67,451	1,957
Cia Siderurgica Nacional SA	204,200	1,903
Metalurgica Gerdau SA Prior Pfd. Class A	159,618	1,798
* NET Servicos de Comunicacao SA Prior Pfd.	167,000	1,770
Klabin SA Prior Pfd.	479,400	1,762
* HRT Participacoes em Petroleo SA	3,400	1,675
Anhanguera Educacional Participacoes SA	112,700	1,675
Banco do Estado do Rio Grande do Sul Prior Pfd.	157,000	1,657
TAM SA Prior Pfd.	80,581	1,610
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	40,112	1,572
AES Tiete SA Prior Pfd.	106,116	1,519
Cia de Saneamento Basico do Estado de Sao Paulo	53,592	1,462
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	77,204	1,394
Hypermarcas SA	251,726	1,369
EDP - Energias do Brasil SA	63,300	1,369
Fibria Celulose SA	146,600	1,317
Multiplan Empreendimentos Imobiliarios SA	64,100	1,294
Light SA	81,164	1,279
Vale Fertilizantes SA Prior Pfd.	86,992	1,228
Telemar Norte Leste SA Prior Pfd.	43,000	1,173
Duratex SA	212,280	1,166
Amil Participacoes SA	111,100	1,125
Porto Seguro SA	103,512	1,110
CPFL Energia SA	83,000	1,064
Brasil Telecom SA ADR	51,670	1,062
Suzano Papel e Celulose SA Prior Pfd.	205,674	1,034
Gerdau SA	134,384	1,032
EcoRodovias Infraestrutura e Logistica SA	129,600	977
Braskem SA ADR	53,140	959
Cia Energetica de Minas Gerais Prior Pfd.	56,400	945
Tele Norte Leste	72,994	900
Sul America SA	108,800	887
Lojas Americanas SA	111,700	869
* MMX Mineracao e Metalicos SA	193,500	855
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	27,835	803
Embraer SA	101,400	697
* MPX Energia SA	31,700	690
BRF - Brasil Foods SA ADR	30,949	651
Cia Energetica de Minas Gerais	43,562	594
Marfrig Alimentos SA	133,700	577
LLX Logistica SA	257,800	577
Brasil Telecom SA Prior Pfd.	82,790	570
Banco Bradesco SA Prior Pfd.	31,366	568
* OSX Brasil SA	2,600	553
AES Tiete SA	42,600	533
B2W Cia Global Do Varejo	62,314	507
Cia de Gas de Sao Paulo Prior Pfd.	20,500	419
Tele Norte Leste Prior Pfd.	36,500	395
Brasil Telecom SA	47,200	354
Braskem SA Prior Pfd.	21,800	196
Tim Participacoes SA	10,467	54
		491,302
Canada (7.0%)
Royal Bank of Canada	1,111,107	54,198
Toronto-Dominion Bank	689,705	52,056
Bank of Nova Scotia	838,226	44,176
Suncor Energy Inc.	1,216,927	38,763
Barrick Gold Corp.	779,769	38,498
Potash Corp. of Saskatchewan Inc.	666,250	31,536
Goldcorp Inc.	630,683	30,688
Canadian Natural Resources Ltd.	855,002	30,160
Bank of Montreal	496,880	29,357
Canadian National Railway Co.	351,314	27,520
Canadian Imperial Bank of Commerce	308,483	23,243

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
TransCanada Corp.	543,119	23,087
Enbridge Inc.	604,156	20,929
Cenovus Energy Inc.	586,333	20,083
Manulife Financial Corp.	1,385,083	18,287
Teck Resources Ltd. Class B	452,594	18,145
Brookfield Asset Management Inc. Class A	487,946	14,118
Kinross Gold Corp.	884,689	12,612
Encana Corp.	580,780	12,597
Rogers Communications Inc. Class B	339,601	12,385
Sun Life Financial Inc.	454,952	11,484
Talisman Energy Inc.	806,411	11,440
Imperial Oil Ltd.	264,695	10,962
Agrium Inc.	122,706	10,117
Thomson Reuters Corp.	325,821	9,640
Silver Wheaton Corp.	274,391	9,475
Valeant Pharmaceuticals International Inc.	233,880	9,236
Crescent Point Energy Corp.	212,580	9,079
National Bank of Canada	125,545	8,960
Yamana Gold Inc.	580,319	8,663
* Research In Motion Ltd.	411,237	8,318
Canadian Pacific Railway Ltd.	131,262	8,113
Power Corp. of Canada	321,396	8,093
BCE Inc.	201,605	7,991
Eldorado Gold Corp.	425,058	7,987
First Quantum Minerals Ltd.	371,505	7,793
Magna International Inc.	189,216	7,219
Shoppers Drug Mart Corp.	169,830	7,139
Nexen Inc.	409,806	6,961
Cameco Corp.	308,410	6,618
Fairfax Financial Holdings Ltd.	15,606	6,524
Shaw Communications Inc. Class B	321,100	6,504
IAMGOLD Corp.	290,900	6,254
Tim Hortons Inc.	125,300	6,167
Power Financial Corp.	221,060	5,966
SNC-Lavalin Group Inc.	116,744	5,867
Agnico-Eagle Mines Ltd.	131,682	5,712
Husky Energy Inc.	221,549	5,688
Intact Financial Corp.	101,300	5,653
RioCan Real Estate Investment Trust	209,800	5,323
* MEG Energy Corp.	112,200	5,061
Fortis Inc.	146,000	4,936
Pacific Rubiales Energy Corp.	210,700	4,913
Saputo Inc.	118,690	4,904
Great-West Lifeco Inc.	218,967	4,875
Brookfield Office Properties Inc.	293,186	4,812
Bombardier Inc. Class B	1,106,815	4,575
* Ivanhoe Mines Ltd.	219,095	4,484
IGM Financial Inc.	102,566	4,429
Canadian Utilities Ltd. Class A	68,421	4,136
TransAlta Corp.	171,743	3,779
* CGI Group Inc. Class A	182,378	3,733
Canadian Tire Corp. Ltd. Class A	60,602	3,622
CI Financial Corp.	169,600	3,403
Loblaw Cos. Ltd.	88,177	3,375
Finning International Inc.	133,760	3,127
George Weston Ltd.	39,801	2,759
* Osisko Mining Corp.	225,300	2,717
TELUS Corp.	45,237	2,434
Niko Resources Ltd.	39,600	2,178
TELUS Corp. Class A	38,883	1,987
Bombardier Inc. Class A	47,233	199
		867,822
Chile (0.5%)
Empresas COPEC SA	411,644	6,310

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
SACI Falabella	574,797	5,408
Lan Airlines SA	200,038	5,155
Sociedad Quimica y Minera de Chile SA ADR	86,478	5,059
Cencosud SA	716,403	4,607
Empresa Nacional de Electricidad SA ADR	83,556	4,031
Banco de Chile	26,800,561	3,742
Empresas CMPC SA	864,660	3,592
CAP SA	89,557	3,482
Enersis SA ADR	166,335	3,265
Banco Santander Chile ADR	24,802	2,026
Banco de Credito e Inversiones	32,106	1,796
Colbun SA	5,463,609	1,486
ENTEL Chile SA	74,209	1,468
Corpbanca	98,513,170	1,427
Cia Cervecerias Unidas SA	105,832	1,193
Empresa Nacional de Electricidad SA	706,584	1,129
AES Gener SA	1,879,649	1,074
Embotelladora Andina SA Prior Pfd.	147,574	702
Enersis SA	1,731,976	697
Sociedad Quimica y Minera de Chile SA Class B	5,524	332
Banco Santander Chile	3,137,112	243
		58,224
China (4.1%)
China Mobile Ltd.	4,689,825	44,574
China Construction Bank Corp.	56,318,463	41,379
Industrial & Commercial Bank of China	50,829,976	31,741
CNOOC Ltd.	13,943,000	26,357
PetroChina Co. Ltd.	16,458,000	21,366
Bank of China Ltd.	48,970,000	17,429
Tencent Holdings Ltd.	717,158	16,586
China Life Insurance Co. Ltd.	5,810,000	15,021
Ping An Insurance Group Co.	1,832,248	13,589
China Petroleum & Chemical Corp.	13,150,000	12,436
China Shenhua Energy Co. Ltd.	2,664,000	12,187
China Unicom Hong Kong Ltd.	5,572,182	11,204
Belle International Holdings Ltd. Class A	4,938,328	9,685
Agricultural Bank of China Ltd.	18,089,304	8,119
China Telecom Corp. Ltd.	12,596,000	7,777
Hengan International Group Co. Ltd.	712,338	6,175
China Merchants Bank Co. Ltd.	3,045,946	6,150
^ China Overseas Land & Investment Ltd.	3,213,760	5,947
Tingyi Cayman Islands Holding Corp.	1,739,726	4,948
Want Want China Holdings Ltd.	5,143,368	4,769
Bank of Communications Co. Ltd.	6,888,720	4,734
China Citic Bank Corp. Ltd.	8,707,840	4,678
China Pacific Insurance Group Co. Ltd.	1,376,992	4,226
Lenovo Group Ltd.	6,089,500	4,094
China Coal Energy Co. Ltd.	3,260,000	4,060
Yanzhou Coal Mining Co. Ltd.	1,512,000	3,743
Anhui Conch Cement Co. Ltd.	1,006,000	3,658
PICC Property & Casualty Co. Ltd.	2,589,128	3,591
China Resources Enterprise Ltd.	920,000	3,360
Dongfeng Motor Group Co. Ltd.	2,042,000	3,331
China Mengniu Dairy Co. Ltd.	1,042,000	3,320
Inner Mongolia Yitai Coal Co. Class B	571,120	3,150
GOME Electrical Appliances Holding Ltd.	9,880,940	3,030
China Merchants Holdings International Co. Ltd.	956,036	2,950
China National Building Material Co. Ltd.	2,150,400	2,754
Kunlun Energy Co. Ltd.	1,950,000	2,732
Jiangxi Copper Co. Ltd.	1,090,000	2,635
China Communications Construction Co. Ltd.	3,453,000	2,604
^ China Minsheng Banking Corp. Ltd.	3,183,800	2,594
China Resources Power Holdings Co. Ltd.	1,446,400	2,569
China Resources Land Ltd.	1,669,720	2,444

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Beijing Enterprises Holdings Ltd.	439,500	2,432
	ENN Energy Holdings Ltd.	628,000	2,269
*,^	Brilliance China Automotive Holdings Ltd.	1,908,000	2,046
^	Evergrande Real Estate Group Ltd.	4,659,000	2,015
	Zijin Mining Group Co. Ltd.	4,722,000	2,010
^	GCL-Poly Energy Holdings Ltd.	6,132,000	1,979
^	Tsingtao Brewery Co. Ltd.	388,000	1,973
	China Oilfield Services Ltd.	1,178,000	1,962
	Guangzhou Automobile Group Co. Ltd.	1,949,558	1,945
^	China Yurun Food Group Ltd.	1,050,000	1,822
	Kingboard Chemical Holdings Ltd.	501,500	1,713
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,147,380	1,660
^	Weichai Power Co. Ltd.	321,000	1,615
	Aluminum Corp. of China Ltd.	2,978,000	1,599
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	140,303	1,579
	Sinopharm Group Co. Ltd.	570,000	1,552
	Citic Pacific Ltd.	841,000	1,520
^	Sino-Ocean Land Holdings Ltd.	3,327,920	1,477
*	China Taiping Insurance Holdings Co. Ltd.	675,200	1,464
	COSCO Pacific Ltd.	1,047,396	1,457
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,384,000	1,438
	ZTE Corp.	506,626	1,438
^	Alibaba.com Ltd.	1,186,000	1,393
^	Parkson Retail Group Ltd.	1,088,500	1,385
	China International Marine Containers Group Co. Ltd. Class B	1,110,737	1,337
	Air China Ltd.	1,716,000	1,333
	Shanghai Industrial Holdings Ltd.	406,000	1,329
	Huaneng Power International Inc.	2,804,000	1,268
	Zhaojin Mining Industry Co. Ltd.	694,000	1,239
	Soho China Ltd.	1,669,000	1,190
	China Resources Cement Holdings Ltd.	1,470,000	1,166
	China Vanke Co. Ltd. Class B	1,035,339	1,161
^	Great Wall Motor Co. Ltd.	853,750	1,159
	Golden Eagle Retail Group Ltd.	452,000	1,136
^	Shimao Property Holdings Ltd.	1,141,094	1,114
	China BlueChemical Ltd.	1,410,000	1,105
	China Railway Group Ltd.	3,221,000	1,069
^	China COSCO Holdings Co. Ltd.	2,031,800	1,060
*,^	Byd Co. Ltd.	439,100	1,058
	China Agri-Industries Holdings Ltd.	1,302,000	1,038
	Zhuzhou CSR Times Electric Co. Ltd.	441,000	1,033
	Shanghai Electric Group Co. Ltd.	2,318,000	1,020
	China Everbright Ltd.	674,000	999
	China Railway Construction Corp. Ltd.	1,674,074	998
	Longfor Properties Co. Ltd.	772,500	990
^	Country Garden Holdings Co. Ltd.	2,488,960	985
^	Agile Property Holdings Ltd.	1,090,000	983
	China Longyuan Power Group Corp.	1,178,000	978
*	Chongqing Rural Commercial Bank	2,150,000	951
^	CSR Corp. Ltd.	1,596,000	944
*	China Southern Airlines Co. Ltd.	1,689,000	943
	Guangdong Investment Ltd.	1,564,000	942
^	Renhe Commercial Holdings Co. Ltd.	6,590,000	923
*	Shanghai Pharmaceuticals Holding Co. Ltd.	478,700	912
*	Semiconductor Manufacturing International Corp.	16,349,000	897
	Fosun International Ltd.	1,574,500	892
	Zhejiang Expressway Co. Ltd.	1,356,000	892
	Shougang Fushan Resources Group Ltd.	2,106,000	866
	Jiangsu Expressway Co. Ltd.	988,000	852
	Dongfang Electric Corp. Ltd.	274,000	842
	Yuexiu Property Co. Ltd.	5,430,000	838
	BBMG Corp.	927,500	808
^	Geely Automobile Holdings Ltd.	3,035,000	776
^	Anta Sports Products Ltd.	840,000	768

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	Poly Hong Kong Investments Ltd.	1,495,000	750
	China Foods Ltd.	926,000	728
	China Shipping Development Co. Ltd.	1,028,000	727
	Guangzhou R&F Properties Co. Ltd.	738,000	717
^	Datang International Power Generation Co. Ltd.	2,792,000	716
	Nine Dragons Paper Holdings Ltd.	1,011,331	688
	China High Speed Transmission Equipment Group Co. Ltd.	1,039,000	654
	Sinopec Shanghai Petrochemical Co. Ltd.	1,764,000	648
	Shui On Land Ltd.	2,047,900	635
^	Huabao International Holdings Ltd.	999,000	635
^	Sany Heavy Equipment International Holdings Co. Ltd.	711,000	626
	China Communications Services Corp. Ltd.	1,344,000	620
	Shenzhen International Holdings Ltd.	9,397,500	610
^	Li Ning Co. Ltd.	631,500	602
	Lee & Man Paper Manufacturing Ltd.	1,435,200	590
	Beijing Capital International Airport Co. Ltd.	1,304,000	586
	Franshion Properties China Ltd.	2,828,000	581
*	China Shipping Container Lines Co. Ltd.	3,027,700	574
	China National Materials Co. Ltd.	1,127,000	567
*,^	China Eastern Airlines Corp. Ltd.	1,440,000	567
^	China Rongsheng Heavy Industries Group Holdings Ltd.	1,624,500	563
	Lianhua Supermarket Holdings Co. Ltd.	340,200	547
	Angang Steel Co. Ltd.	876,000	534
	Sinofert Holdings Ltd.	1,623,153	533
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	515
^	Zhongsheng Group Holdings Ltd.	291,000	515
	Bosideng International Holdings Ltd.	1,778,000	490
	CSG Holding Co. Ltd. Class B	563,712	483
^	Metallurgical Corp. of China Ltd.	2,208,000	479
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	382,790	460
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	335,200	455
*,1	CITIC Securities Co. Ltd.	225,000	448
	Travelsky Technology Ltd.	894,000	441
	Harbin Electric Co. Ltd.	432,000	435
	Shenzhen Investment Ltd.	1,990,808	425
^	Maanshan Iron & Steel	1,428,000	425
^	China Zhongwang Holdings Ltd.	1,220,800	404
	China Dongxiang Group Co.	2,186,000	391
*	People's Food Holdings Ltd.	729,000	378
	KWG Property Holding Ltd.	866,500	374
	Sinotruk Hong Kong Ltd.	631,500	371
	Kingboard Laminates Holdings Ltd.	686,500	370
^	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	369
	China Travel International Inv HK	2,418,000	365
^	China Molybdenum Co. Ltd.	740,000	364
	Hopewell Highway Infrastructure Ltd.	649,100	358
	Guangshen Railway Co. Ltd.	1,022,000	355
	Hidili Industry International Development Ltd.	838,000	351
^	Hopson Development Holdings Ltd.	524,000	327
	Greentown China Holdings Ltd.	486,500	312
	Zhejiang Southeast Electric Power Co. Class B	632,700	306
	New World China Land Ltd.	1,319,600	301
^	Sichuan Expressway Co. Ltd.	674,000	300
	C C Land Holdings Ltd.	1,157,000	278
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	270
*	Citic Resources Holdings Ltd.	1,886,690	267
	China Merchants Property Development Co. Ltd. Class B	187,950	260
	Sinotrans Ltd.	1,258,000	260
	Sinopec Yizheng Chemical Fibre Co. Ltd.	1,056,000	255
	Weiqiao Textile Co.	450,000	246
	Shandong Chenming Paper Holdings Ltd. Class B	476,500	240
	Anhui Expressway Co.	376,000	235
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	235
	Shenzhen Expressway Co. Ltd.	552,000	232

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Shanghai Haixin Group Co. Class B	466,200	227
	Weifu High-Technology Group Co. Ltd. Class B	98,200	222
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	220
*	Shanghai Friendship Group Inc. Ltd. Class B	139,590	210
	TPV Technology Ltd.	734,000	208
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	191
^	Xinjiang Goldwind Science & Technology Co. Ltd.	296,400	190
	Dazhong Transportation Group Co. Ltd. Class B	345,500	187
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	181
	Guangdong Electric Power Development Co. Ltd. Class B	458,560	166
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	160
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	155
	Guangzhou Shipyard International Co. Ltd.	176,800	149
*,^	Huadian Power International Co.	924,000	143
*	BOE Technology Group Co. Ltd. Class B	858,720	132
	Jiangling Motors Corp. Ltd. Class B	69,000	131
	Bengang Steel Plates Co. Class B	372,700	131
	China Huiyuan Juice Group Ltd.	383,000	120
	Jinzhou Port Co. Ltd. Class B	211,860	109
	Guangzhou Pharmaceutical Co. Ltd.	148,000	104
	Beijing North Star Co. Ltd.	620,000	99
*	Huadian Energy Co. Ltd. Class B	299,100	92
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	108,700	88
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	87
	Double Coin Holdings Ltd. Class B	132,000	82
^	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	80
	Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	64
	Hainan Airlines Co. Ltd. Class B	35,200	27
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	39,600	5
			503,536
Colombia (0.2%)
	Ecopetrol SA	3,535,847	7,580
	BanColombia SA	301,759	4,690
	Grupo de Inversiones Suramericana SA	184,427	3,240
	BanColombia SA ADR	51,007	3,182
	Inversiones Argos SA	260,569	2,500
	Almacenes Exito SA	174,060	2,239
	Interconexion Electrica SA ESP	261,622	1,668
	Cementos Argos SA	268,328	1,544
	Corp Financiera Colombiana SA	70,540	1,328
	Isagen SA ESP	613,428	723
			28,694
Czech Republic (0.1%)
	CEZ AS	167,571	7,086
	Komercni Banka AS	12,237	2,341
	Telefonica Czech Republic AS	103,496	2,180
			11,607
Denmark (0.7%)
	Novo Nordisk A/S Class B	386,118	40,993
*	Danske Bank A/S	730,157	9,983
	AP Moller - Maersk A/S Class B	1,281	8,663
	Novozymes A/S	43,116	6,403
	Carlsberg A/S Class B	92,812	6,283
	Coloplast A/S Class B	24,643	3,584
	AP Moller - Maersk A/S	512	3,296
	DSV A/S	158,904	3,183
	FLSmidth & Co. A/S	41,553	2,632
*	Vestas Wind Systems A/S	159,459	2,472
*	William Demant Holding A/S	18,229	1,443
	Tryg A/S	20,095	1,117
	H Lundbeck A/S	45,810	924
	Rockwool International A/S Class B	6,226	608
			91,584

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Egypt (0.1%)
Orascom Construction Industries GDR	85,476	3,503
Commercial International Bank Egypt SAE	452,673	2,022
* Orascom Telecom Holding SAE GDR	388,928	1,068
* Egyptian Financial Group-Hermes Holding	393,747	844
* Talaat Moustafa Group	1,274,836	768
Telecom Egypt Co.	261,840	655
Egyptian Kuwaiti Holding Co. SAE	629,354	646
Egyptian Co. for Mobile Services	30,416	530
National Societe Generale Bank SAE	86,411	385
Ezz Steel	305,708	312
Sidi Kerir Petrochemcials Co.	114,979	248
ElSwedy Electric Co.	60,041	216
Maridive & Oil Services SAE	82,031	156
* Egyptian Iron & Steel Co.	147,028	120
		11,473
Finland (0.6%)
Nokia Oyj	2,928,365	19,705
Sampo Oyj	435,591	11,973
Fortum Oyj	346,647	8,437
Kone Oyj Class B	129,754	7,144
UPM-Kymmene Oyj	405,002	4,736
Wartsila Oyj	155,578	4,727
Metso Oyj	118,910	4,600
Nokian Renkaat Oyj	101,951	3,734
Stora Enso Oyj	491,935	3,114
Kesko Oyj Class B	52,533	1,864
Neste Oil Oyj	101,644	1,230
^ Outokumpu Oyj	102,807	869
Rautaruukki Oyj	81,312	867
^ Sanoma Oyj	38,003	510
		73,510
France (7.0%)
Total SA	1,743,875	90,991
Sanofi	1,016,279	72,704
LVMH Moet Hennessy Louis Vuitton SA	286,871	47,547
GDF Suez	1,317,625	37,121
BNP Paribas SA	813,958	36,347
Danone	505,920	35,072
AXA SA	1,810,904	29,126
Air Liquide SA	220,937	28,527
France Telecom SA	1,551,087	27,887
L'Oreal SA	234,911	25,865
Schneider Electric SA	421,463	24,748
Vivendi SA	964,856	21,561
Vinci SA	434,307	21,298
Cie de St-Gobain	415,022	19,181
Pernod-Ricard SA	204,792	19,057
ArcelorMittal	901,103	18,683
Societe Generale SA	577,667	16,540
Unibail-Rodamco SE	71,441	14,203
Carrefour SA	531,512	14,063
Cie Generale d'Optique Essilor International SA	166,360	12,024
PPR	74,400	11,545
Hermes International	33,086	11,251
Alstom SA	228,627	8,514
Technip SA	85,132	8,050
^ Bouygues SA	213,421	7,971
Christian Dior SA	56,318	7,946
European Aeronautic Defence and Space Co. NV	255,189	7,523
Cie Generale des Etablissements Michelin Class B	103,169	7,470
Renault SA	173,299	7,241
Lafarge SA	166,358	6,736
Sodexo	92,180	6,656

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	SES SA	260,423	6,652
	EDF SA	204,829	6,130
	Accor SA	178,133	5,822
	Credit Agricole SA	748,435	5,793
	Veolia Environnement SA	391,822	5,548
	Vallourec SA	91,356	5,540
	Legrand SA	153,381	5,422
	Safran SA	163,810	5,349
	Publicis Groupe SA	110,356	5,324
*	Alcatel-Lucent	1,815,831	5,020
	Edenred	173,597	4,897
	Cap Gemini SA	121,627	4,654
	Suez Environnement Co.	284,450	4,462
	Dassault Systemes SA	47,744	4,014
	STMicroelectronics NV	539,384	3,738
	Groupe Eurotunnel SA	411,365	3,706
	SCOR SE	147,371	3,433
	Bureau Veritas SA	42,497	3,297
	Casino Guichard Perrachon SA	34,956	3,273
	Arkema SA	47,822	3,250
	Gemalto NV	68,559	3,118
	Valeo SA	61,247	3,074
	Peugeot SA	136,760	2,976
	Eutelsat Communications SA	69,355	2,856
	Lagardere SCA	104,082	2,788
*	Cie Generale de Geophysique - Veritas	118,690	2,593
	Zodiac Aerospace	32,621	2,558
	Societe BIC SA	28,524	2,546
	AtoS	49,302	2,383
	Klepierre	72,827	2,270
	Thales SA	61,155	2,157
	Natixis	671,523	2,128
	CNP Assurances	135,771	2,073
	Iliad SA	17,309	2,021
	Eiffage SA	53,386	1,811
	Aeroports de Paris	22,804	1,790
	Imerys SA	30,021	1,708
	Societe Television Francaise 1	126,421	1,697
	SEB SA	19,455	1,631
	Fonciere Des Regions	21,864	1,611
	ICADE	17,155	1,535
	Wendel SA	19,723	1,461
	Gecina SA	14,762	1,460
	BioMerieux	15,826	1,373
*	JCDecaux SA	50,489	1,345
	Eramet	8,196	1,283
	Faurecia	42,985	1,137
	Eurazeo	23,575	1,124
	Rexel SA	62,679	1,124
^	Bollore	3,894	895
*,^	Air France-KLM	110,639	840
	APERAM	46,025	791
	Euler Hermes SA	10,905	787
	Ciments Francais SA	8,036	710
	Ipsen SA	14,092	465
^	PagesJaunes Groupe	108,203	462
			861,353
Germany (5.4%)
	Siemens AG	713,842	74,826
	BASF SE	720,811	52,616
	SAP AG	717,839	43,406
	Daimler AG	828,760	42,092
	Bayer AG	645,710	41,140
	Allianz SE	351,494	39,108

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	E.ON AG	1,487,845	35,879
	Deutsche Telekom AG	2,554,013	32,447
	Deutsche Bank AG	726,215	30,028
	Volkswagen AG Prior Pfd.	132,778	23,123
	Muenchener Rueckversicherungs AG	147,164	19,708
	Bayerische Motoren Werke AG	235,348	19,118
	Linde AG	99,863	15,820
	RWE AG	307,431	13,105
	Fresenius Medical Care AG & Co. KGaA	173,060	12,607
	Adidas AG	163,392	11,507
	Deutsche Post AG	706,181	10,712
	Fresenius SE & Co. KGaA	100,576	9,875
	K&S AG	149,230	9,456
	ThyssenKrupp AG	300,149	8,599
*	Deutsche Boerse AG	153,004	8,433
	Henkel AG & Co. KGaA Prior Pfd.	139,156	8,272
	Infineon Technologies AG	842,117	7,582
*	Commerzbank AG	2,998,824	7,322
	Porsche Automobil Holding SE Prior Pfd.	119,151	6,941
	HeidelbergCement AG	146,334	6,625
	Metro AG	127,306	5,899
	Henkel AG & Co. KGaA	100,543	4,910
	MAN SE	54,645	4,815
	Merck KGaA	50,480	4,711
*	Continental AG	62,470	4,658
	Beiersdorf AG	70,927	4,089
*	Kabel Deutschland Holding AG	70,105	3,976
	GEA Group AG	144,288	3,957
	Lanxess AG	64,324	3,757
	Volkswagen AG	23,129	3,617
	Hochtief AG	44,700	3,250
	Brenntag AG	30,087	3,027
*	QIAGEN NV	182,499	2,538
	Bilfinger Berger SE	26,888	2,400
	Deutsche Lufthansa AG	175,433	2,384
	Hannover Rueckversicherung AG	46,188	2,274
	Software AG	49,844	2,064
	Salzgitter AG	36,111	2,041
	Fraport AG Frankfurt Airport Services Worldwide	28,913	1,820
	Axel Springer AG	38,534	1,557
	Puma SE	4,820	1,548
	United Internet AG	78,016	1,537
	Suedzucker AG	44,913	1,312
	Hugo Boss AG Prior Pfd.	13,452	1,277
*	TUI AG	188,911	1,232
^	Wacker Chemie AG	11,846	1,192
	Celesio AG	66,477	1,048
	Fielmann AG	9,810	1,031
	Hamburger Hafen und Logistik AG	22,745	699
	SMA Solar Technology AG	7,796	469
			669,436
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	114,166	2,247
	OPAP SA	191,250	2,209
	Hellenic Telecommunications Organization SA ADR	593,045	1,657
*,^	National Bank of Greece SA ADR	1,941,200	1,051
*	National Bank of Greece SA	361,875	835
	Hellenic Petroleum SA	92,718	812
	Public Power Corp. SA	89,608	764
*	Alpha Bank AE	406,598	541
*	EFG Eurobank Ergasias SA	329,973	303
			10,419
Hong Kong (2.4%)
	Hutchison Whampoa Ltd.	2,510,000	22,958

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	AIA Group Ltd.	7,081,488	21,653
	Sun Hung Kai Properties Ltd.	1,509,409	20,783
	Cheung Kong Holdings Ltd.	1,358,000	16,834
	Hong Kong Exchanges and Clearing Ltd.	836,500	14,180
	CLP Holdings Ltd.	1,422,500	12,672
	Hong Kong & China Gas Co. Ltd.	4,621,868	10,420
	Jardine Matheson Holdings Ltd.	204,874	10,325
	Power Assets Holdings Ltd.	1,257,500	9,555
	Li & Fung Ltd.	4,738,000	9,131
	Swire Pacific Ltd. Class A	708,500	8,187
	BOC Hong Kong Holdings Ltd.	3,329,737	7,918
	Hang Seng Bank Ltd.	596,100	7,686
	Hongkong Land Holdings Ltd.	1,366,630	7,182
	Hang Lung Properties Ltd.	1,751,000	6,377
	Wharf Holdings Ltd.	1,181,275	6,283
	Link REIT	1,766,343	6,066
^	Bank of East Asia Ltd.	1,589,400	5,815
*	Sands China Ltd.	1,886,000	5,668
	Jardine Strategic Holdings Ltd.	176,500	5,175
	Henderson Land Development Co. Ltd.	908,466	4,966
	Hang Lung Group Ltd.	788,000	4,789
	MTR Corp.	1,342,500	4,334
	Wynn Macau Ltd.	1,211,200	3,394
	Sino Land Co. Ltd.	2,056,000	3,250
	SJM Holdings Ltd.	1,708,000	2,928
	New World Development Co. Ltd.	2,334,000	2,459
	First Pacific Co. Ltd.	2,329,200	2,427
	Shangri-La Asia Ltd.	1,202,390	2,415
	Cathay Pacific Airways Ltd.	1,244,015	2,258
	Hysan Development Co. Ltd.	628,000	2,191
	Kerry Properties Ltd.	571,000	2,096
	Cheung Kong Infrastructure Holdings Ltd.	372,000	1,993
*,1	Galaxy Entertainment Group Ltd.	980,000	1,982
	Yue Yuen Industrial Holdings Ltd.	675,830	1,925
	Wheelock & Co. Ltd.	649,000	1,907
	PCCW Ltd.	4,271,000	1,707
	AAC Technologies Holdings Inc.	744,000	1,703
	ASM Pacific Technology Ltd.	154,100	1,692
	Wing Hang Bank Ltd.	175,000	1,580
	Television Broadcasts Ltd.	252,000	1,452
	Lifestyle International Holdings Ltd.	531,000	1,421
	Esprit Holdings Ltd.	978,096	1,415
^	VTech Holdings Ltd.	150,200	1,402
	Hopewell Holdings Ltd.	525,500	1,365
	Xinyi Glass Holdings Ltd.	2,116,000	1,333
	NWS Holdings Ltd.	785,500	1,191
*	Foxconn International Holdings Ltd.	1,741,000	1,166
	Guoco Group Ltd.	104,000	988
	Johnson Electric Holdings Ltd.	1,499,000	879
	Orient Overseas International Ltd.	193,000	871
	Cafe de Coral Holdings Ltd.	348,000	785
	Champion REIT	1,880,000	776
	Hongkong & Shanghai Hotels	563,000	750
	Techtronic Industries Co.	853,500	738
	Texwinca Holdings Ltd.	548,000	694
	Shun Tak Holdings Ltd.	1,303,000	605
	Great Eagle Holdings Ltd.	253,000	562
	Melco International Development Ltd.	670,000	536
	Hong Kong Aircraft Engineering Co. Ltd.	39,200	489
	Chinese Estates Holdings Ltd.	281,500	458
*	New World Development Co. Ltd. Rights	1,167,000	398
	Brightoil Petroleum Holdings Ltd.	1,547,000	375
*	Mongolia Energy Corp. Ltd.	3,891,000	373
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,035,000	368

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Dah Sing Financial Holdings Ltd.	108,900	338
Kowloon Development Co. Ltd.	311,000	299
Hutchison Harbour Ring Ltd.	2,988,000	255
Dah Sing Banking Group Ltd.	260,920	254
Public Financial Holdings Ltd.	326,000	139
		289,539
Hungary (0.1%)
* MOL Hungarian Oil and Gas plc	61,328	4,747
OTP Bank plc	219,208	3,437
Richter Gedeon Nyrt	11,385	1,829
Magyar Telekom Telecommunications plc	340,839	788
		10,801
India (2.3%)
Infosys Ltd. ADR	349,326	20,467
ITC Ltd.	4,576,834	19,956
1 Reliance Industries Ltd. GDR	363,505	13,142
Housing Development Finance Corp.	853,166	12,003
Larsen & Toubro Ltd.	358,058	10,326
Bharti Airtel Ltd.	1,201,062	9,616
Reliance Industries Ltd.	528,107	9,455
ICICI Bank Ltd. ADR	188,640	7,010
HDFC Bank Ltd. ADR	201,372	6,375
Bajaj Auto Ltd.	170,938	6,044
Axis Bank Ltd.	244,044	5,766
Infosys Ltd.	97,087	5,680
Oil & Natural Gas Corp. Ltd.	956,335	5,433
Tata Consultancy Services Ltd.	234,712	5,338
Hindustan Unilever Ltd.	691,767	5,327
NTPC Ltd.	1,298,891	4,758
State Bank of India GDR	49,568	3,880
Bharat Heavy Electricals Ltd.	577,315	3,748
Coal India Ltd.	495,288	3,359
Jindal Steel & Power Ltd.	292,777	3,355
Wipro Ltd. ADR	314,513	3,290
Hindalco Industries Ltd.	1,130,319	3,124
Tata Motors Ltd.	750,850	3,028
Mahindra & Mahindra Ltd.	171,513	3,027
HDFC Bank Ltd.	289,461	2,886
Cipla Ltd.	474,399	2,866
Hero Motocorp Ltd.	62,173	2,772
GAIL India Ltd.	301,387	2,603
Sun Pharmaceutical Industries Ltd.	249,743	2,570
Lupin Ltd.	267,100	2,569
Punjab National Bank	126,336	2,520
Kotak Mahindra Bank Ltd.	236,084	2,469
Power Grid Corp. of India Ltd.	1,104,220	2,366
Titan Industries Ltd.	527,386	2,341
Grasim Industries Ltd.	45,854	2,331
Infrastructure Development Finance Co. Ltd.	839,391	2,265
DLF Ltd.	418,777	2,059
Adani Enterprises Ltd.	210,272	2,053
Ultratech Cement Ltd.	86,339	2,038
Nestle India Ltd.	22,612	1,965
Tata Steel Ltd.	178,741	1,760
Sterlite Industries India Ltd.	623,966	1,632
Maruti Suzuki India Ltd.	69,999	1,609
HCL Technologies Ltd.	169,435	1,531
Asian Paints Ltd.	23,346	1,512
Sesa Goa Ltd.	356,886	1,506
NMDC Ltd.	307,829	1,489
Sociedad Matriz Banco de Chile Class B	4,350,768	1,372
Tata Power Co. Ltd.	644,880	1,322
* Idea Cellular Ltd.	634,843	1,226
Jaiprakash Associates Ltd.	747,372	1,175

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Ambuja Cements Ltd.	362,903	1,150
JSW Steel Ltd.	85,391	1,140
Colgate-Palmolive India Ltd.	54,385	1,113
Siemens Ltd.	62,590	1,095
Dr Reddy's Laboratories Ltd.	32,329	1,095
Bharat Petroleum Corp. Ltd.	85,112	1,088
Steel Authority of India Ltd.	474,190	1,085
ICICI Bank Ltd.	56,798	1,071
Mundra Port and Special Economic Zone Ltd.	318,646	1,068
Dr Reddy's Laboratories Ltd. ADR	32,170	1,066
Tata Chemicals Ltd.	152,444	1,036
Indian Oil Corp. Ltd.	173,257	1,035
Ranbaxy Laboratories Ltd.	98,497	1,010
Rural Electrification Corp. Ltd.	268,340	986
Canara Bank	103,187	984
Bajaj Holdings and Investment Ltd.	64,808	981
Reliance Infrastructure Ltd.	101,739	962
Bank of Baroda	60,801	957
* Unitech Ltd.	1,523,516	933
Zee Entertainment Enterprises Ltd.	369,440	922
Hindustan Petroleum Corp. Ltd.	133,397	913
Bank of India	131,592	895
ACC Ltd.	36,537	893
United Spirits Ltd.	49,346	884
* Reliance Power Ltd.	443,994	865
Cummins India Ltd.	105,733	862
Bharat Forge Ltd.	140,328	859
Divi's Laboratories Ltd.	54,035	853
Dabur India Ltd.	406,340	841
Exide Industries Ltd.	324,221	804
Power Finance Corp. Ltd.	252,357	773
Reliance Communications Ltd.	472,822	768
Union Bank of India	162,841	752
NHPC Ltd.	1,427,030	732
Crompton Greaves Ltd.	245,489	699
Reliance Capital Ltd.	92,778	699
Oil India Ltd.	25,281	674
Glenmark Pharmaceuticals Ltd.	106,346	672
* GlaxoSmithKline Pharmaceuticals Ltd.	15,508	654
Bharat Electronics Ltd.	19,420	624
Container Corp. Of India	29,845	602
Indiabulls Financial Services Ltd.	190,150	594
Cadila Healthcare Ltd.	37,487	588
Mphasis Ltd.	82,000	576
* Oracle Financial Services Software Ltd.	13,331	576
* Suzlon Energy Ltd.	693,659	544
* Satyam Computer Services Ltd.	366,833	531
Shriram Transport Finance Co. Ltd.	41,408	518
* Housing Development & Infrastructure Ltd.	241,664	491
Hindustan Zinc Ltd.	189,510	485
Torrent Power Ltd.	100,414	483
Piramal Healthcare Ltd.	63,995	472
* Adani Power Ltd.	251,553	453
Ashok Leyland Ltd.	808,985	453
Great Eastern Shipping Co. Ltd.	93,331	447
Godrej Industries Ltd.	102,084	423
* GMR Infrastructure Ltd.	745,467	421
Castrol India Ltd.	41,330	416
IDBI Bank Ltd.	164,815	394
Aditya Birla Nuvo Ltd.	21,073	388
National Aluminium Co. Ltd.	241,552	316
Wipro Ltd.	41,300	310
Financial Technologies India Ltd.	19,257	288
Oriental Bank of Commerce	45,577	270

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
JSW Energy Ltd.	250,611	267
Punj Lloyd Ltd.	211,766	257
* Satyam Computer Services Ltd. ADR	86,551	241
Aban Offshore Ltd.	24,789	218
* Essar Oil Ltd.	117,332	209
Sun TV Network Ltd.	37,959	203
Mangalore Refinery & Petrochemicals Ltd.	149,186	197
Corp Bank	22,522	196
ABB Ltd.	11,814	172
* Tata Teleservices Maharashtra Ltd.	391,536	141
* Lanco Infratech Ltd.	381,279	127
Tata Communications Ltd. ADR	15,211	122
* Mahanagar Telephone Nigam	162,784	104
Shipping Corp. of India Ltd.	67,304	102
Tata Communications Ltd.	25,747	100
* Jet Airways India Ltd.	9,411	49
* Mahanagar Telephone Nigam ADR	11,715	16
		278,567
Indonesia (0.7%)
Astra International Tbk PT	2,364,000	18,228
Bank Central Asia Tbk PT	9,540,500	8,652
Bank Rakyat Indonesia Persero Tbk PT	9,530,500	7,166
Telekomunikasi Indonesia Tbk PT	7,868,500	6,562
United Tractors Tbk PT	2,167,272	5,961
Bank Mandiri Tbk PT	7,183,478	5,730
Bumi Resources Tbk PT	16,276,500	4,251
Gudang Garam Tbk PT	458,500	3,010
Semen Gresik Persero Tbk PT	2,379,500	2,532
Perusahaan Gas Negara PT	7,496,000	2,473
Kalbe Farma Tbk PT	6,057,500	2,358
Adaro Energy Tbk PT	9,889,604	2,231
Unilever Indonesia Tbk PT	1,160,500	2,040
Bank Negara Indonesia Persero Tbk PT	4,458,144	1,998
Charoen Pokphand Indonesia Tbk PT	6,580,000	1,959
Indofood Sukses Makmur Tbk PT	2,753,500	1,617
Indocement Tunggal Prakarsa Tbk PT	856,500	1,565
Tambang Batubara Bukit Asam Tbk PT	744,000	1,526
Indo Tambangraya Megah PT	259,000	1,292
Indosat Tbk PT	1,700,500	1,018
Astra Agro Lestari Tbk PT	357,500	856
Bank Danamon Indonesia Tbk PT	1,526,894	851
International Nickel Indonesia Tbk PT	1,600,000	652
Aneka Tambang Tbk PT	3,116,500	624
		85,152
Ireland (0.2%)
CRH plc	556,349	10,043
* Elan Corp. plc	457,230	5,422
Kerry Group plc Class A	102,857	3,815
* Ryanair Holdings plc ADR	102,135	2,938
* Ryanair Holdings plc	58,749	276
* Irish Bank Resolution Corp. Ltd.	236,607	—
		22,494
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	696,566	28,398
Israel Chemicals Ltd.	400,814	4,753
Bank Leumi Le-Israel BM	1,165,997	4,041
Bezeq The Israeli Telecommunication Corp. Ltd.	1,553,996	3,284
Bank Hapoalim BM	775,262	3,005
* NICE Systems Ltd.	51,586	1,837
Israel Corp. Ltd.	1,805	1,311
* Israel Discount Bank Ltd. Class A	616,136	1,018
* Avner Oil Exploration LLP	1,581,188	887
Cellcom Israel Ltd. (Registered)	37,303	822

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Isramco - LP	6,947,757	815
	Elbit Systems Ltd.	16,328	723
	Mizrahi Tefahot Bank Ltd.	82,131	707
	Delek Group Ltd.	3,581	703
	Gazit-Globe Ltd.	64,174	702
	Partner Communications Co. Ltd.	58,240	691
	Azrieli Group	26,709	682
*	Delek Drilling - LP	206,801	659
	Osem Investments Ltd.	33,048	458
*	Ratio Oil Exploration 1992 LP	4,215,671	414
*	Oil Refineries Ltd.	682,924	392
	Paz Oil Co. Ltd.	2,521	357
	Clal Insurance Enterprises Holdings Ltd.	16,465	286
	Strauss Group Ltd.	21,363	281
	Migdal Insurance & Financial Holding Ltd.	171,429	247
*	Hot Telecommunication System Ltd.	18,619	244
	Shufersal Ltd.	56,514	244
	Ormat Industries	35,364	214
	Discount Investment Corp.	19,579	206
	Harel Insurance Investments & Financial Services Ltd.	4,300	186
	Shikun & Binui Ltd.	93,071	184
	Clal Industries and Investments Ltd.	38,102	180
*	IDB Holding Corp. Ltd.	11,488	175
	Jerusalem Economy Ltd.	18,922	156
*	Menorah Mivtachim Holdings Ltd.	16,132	145
*	B Communications Ltd.	6,936	138
	Delek Automotive Systems Ltd.	16,396	126
*	Africa Israel Investments Ltd.	24,987	101
*	First International Bank Of Israel Ltd.	5,951	62
	Property & Building Corp.	1,142	59
*	Given Imaging Ltd.		—
			59,893
Italy (1.8%)
	ENI SPA	2,129,959	47,080
	Enel SPA	5,487,433	25,890
	Assicurazioni Generali SPA	1,215,458	21,747
	Intesa Sanpaolo SPA (Registered)	9,091,578	16,047
	UniCredit SPA	11,416,583	13,248
	Telecom Italia SPA (Registered)	10,464,627	13,021
	Saipem SPA	255,044	11,396
	Snam Rete Gas SPA	1,340,027	6,550
*	Fiat Industrial SPA	637,572	5,551
	Atlantia SPA	360,585	5,492
	Telecom Italia SPA (Bearer)	4,763,304	4,999
	Terna Rete Elettrica Nazionale SPA	1,186,512	4,560
	Tenaris SA ADR	137,850	4,385
	Fiat SPA	625,642	3,831
	Enel Green Power SPA	1,557,880	3,575
	Luxottica Group SPA	109,187	3,218
	Unione di Banche Italiane SCPA	713,403	2,703
	Mediobanca SPA	328,745	2,604
	Pirelli & C SPA	285,576	2,520
	Prysmian SPA	164,621	2,489
	Mediaset SPA	671,154	2,473
	Finmeccanica SPA	336,280	2,305
	Banco Popolare SC	1,357,544	2,015
	Banca Monte dei Paschi di Siena SPA	4,260,549	1,978
	Davide Campari-Milano SPA	225,501	1,742
	A2A SPA	1,188,408	1,625
	Tenaris SA	97,640	1,558
	Exor SPA	61,666	1,346
	Autogrill SPA	97,576	1,128
^	Banca Carige SPA	504,890	987
	Exor SPA Prior Pfd.	38,234	792

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Lottomatica SPA	38,086	727
Mediolanum SPA	164,544	631
Parmalat SPA	275,202	611
* Buzzi Unicem SPA	64,063	586
* Edison SPA	424,615	499
		221,909
Japan (13.4%)
Toyota Motor Corp.	1,836,576	60,976
Mitsubishi UFJ Financial Group Inc.	11,047,637	48,012
Canon Inc.	1,039,579	47,195
Honda Motor Co. Ltd.	1,060,961	31,727
Sumitomo Mitsui Financial Group Inc.	1,104,214	30,864
Mizuho Financial Group Inc.	18,369,539	25,712
NTT DoCoMo Inc.	13,729	24,383
FANUC Corp.	140,484	22,715
Softbank Corp.	650,000	21,096
Takeda Pharmaceutical Co. Ltd.	462,500	20,850
Mitsubishi Corp.	968,400	19,917
Japan Tobacco Inc.	3,906	19,523
Komatsu Ltd.	787,600	19,473
Nippon Telegraph & Telephone Corp.	377,045	19,341
KDDI Corp.	2,625	19,229
Panasonic Corp.	1,808,320	18,280
Sony Corp.	779,400	16,261
Nissan Motor Co. Ltd.	1,764,800	16,227
Mitsui & Co. Ltd.	1,067,400	15,578
East Japan Railway Co.	234,800	14,236
Hitachi Ltd.	2,649,192	14,195
Inpex Corp.	2,144	14,155
Seven & I Holdings Co. Ltd.	519,036	13,851
Mitsubishi Estate Co. Ltd.	815,000	13,804
Kyocera Corp.	149,100	13,107
Shin-Etsu Chemical Co. Ltd.	250,800	12,880
Nintendo Co. Ltd.	83,200	12,552
Mitsubishi Electric Corp.	1,256,200	11,624
Mitsui Fudosan Co. Ltd.	687,000	11,425
Tokio Marine Holdings Inc.	469,700	11,200
Bridgestone Corp.	475,700	11,154
Sumitomo Mitsui Trust Holdings Inc.	3,245,180	11,105
Nomura Holdings Inc.	2,888,700	11,006
Toshiba Corp.	2,478,000	10,808
Kao Corp.	411,700	10,801
Mitsubishi Heavy Industries Ltd.	2,624,000	10,692
Central Japan Railway Co.	1,255	10,676
Denso Corp.	344,100	10,582
Nippon Steel Corp.	3,988,000	10,398
Astellas Pharma Inc.	274,900	10,054
Murata Manufacturing Co. Ltd.	175,600	9,809
MS&AD Insurance Group Holdings	500,615	9,805
ITOCHU Corp.	925,800	9,157
Sumitomo Corp.	731,200	9,053
Dai-ichi Life Insurance Co. Ltd.	7,791	8,872
JX Holdings Inc.	1,457,000	8,487
Otsuka Holdings Co. Ltd.	325,400	8,350
Keyence Corp.	32,510	8,264
Kansai Electric Power Co. Inc.	553,000	8,158
Chubu Electric Power Co. Inc.	444,800	8,138
Daiichi Sankyo Co. Ltd.	414,700	8,055
Sumitomo Realty & Development Co. Ltd.	374,000	7,752
ORIX Corp.	85,810	7,489
Fast Retailing Co. Ltd.	41,500	7,455
Hoya Corp.	339,600	7,419
FUJIFILM Holdings Corp.	299,700	7,335
Nidec Corp.	84,300	6,928

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Suzuki Motor Corp.	326,600	6,927
Kirin Holdings Co. Ltd.	563,000	6,888
Eisai Co. Ltd.	172,900	6,858
Toray Industries Inc.	962,000	6,847
JFE Holdings Inc.	356,300	6,781
Resona Holdings Inc.	1,463,973	6,562
SMC Corp.	41,900	6,517
Tokyo Gas Co. Ltd.	1,508,000	6,494
NKSJ Holdings Inc.	324,600	6,492
Fujitsu Ltd.	1,208,000	6,460
Secom Co. Ltd.	135,400	6,403
Terumo Corp.	123,000	6,250
Sumitomo Metal Mining Co. Ltd.	453,000	6,236
Aeon Co. Ltd.	463,000	6,055
Asahi Glass Co. Ltd.	687,600	6,021
Sharp Corp.	651,000	6,001
Marubeni Corp.	1,012,000	5,890
Asahi Group Holdings Ltd.	281,300	5,759
Tokyo Electron Ltd.	106,600	5,669
Daito Trust Construction Co. Ltd.	63,400	5,617
Yamada Denki Co. Ltd.	75,320	5,417
Mitsubishi Chemical Holdings Corp.	889,500	5,392
Nikon Corp.	234,500	5,251
Sumitomo Metal Industries Ltd.	2,781,000	5,230
Sumitomo Electric Industries Ltd.	466,400	5,171
Daikin Industries Ltd.	172,700	5,111
West Japan Railway Co.	116,800	4,949
Asahi Kasei Corp.	817,000	4,845
Daiwa Securities Group Inc.	1,364,000	4,773
^ Kintetsu Corp.	1,323,000	4,641
Ajinomoto Co. Inc.	414,000	4,634
Osaka Gas Co. Ltd.	1,210,000	4,579
* NEC Corp.	2,036,000	4,530
Yamato Holdings Co. Ltd.	271,700	4,504
Rohm Co. Ltd.	88,100	4,489
Daiwa House Industry Co. Ltd.	354,000	4,436
Yahoo Japan Corp.	13,515	4,340
Dai Nippon Printing Co. Ltd.	410,000	4,295
Shiseido Co. Ltd.	234,400	4,290
Nitto Denko Corp.	101,400	4,260
Isuzu Motors Ltd.	997,000	4,226
JGC Corp.	150,000	4,226
* Mitsubishi Motors Corp.	3,185,000	4,207
Hankyu Hanshin Holdings Inc.	991,000	4,185
Kuraray Co. Ltd.	298,500	4,179
Kubota Corp.	503,000	4,143
Odakyu Electric Railway Co. Ltd.	435,000	4,076
Omron Corp.	188,200	4,056
Tobu Railway Co. Ltd.	845,402	4,035
T&D Holdings Inc.	398,800	3,953
Shizuoka Bank Ltd.	402,000	3,900
Yakult Honsha Co. Ltd.	137,900	3,875
Dena Co. Ltd.	89,400	3,859
JS Group Corp.	183,000	3,837
* Taisho Pharmaceutical Holdings Co. Ltd.	53,400	3,770
Kyushu Electric Power Co. Inc.	280,100	3,708
Bank of Yokohama Ltd.	800,000	3,663
Aisin Seiki Co. Ltd.	114,600	3,624
Sumitomo Chemical Co. Ltd.	977,000	3,606
Unicharm Corp.	80,300	3,596
Ono Pharmaceutical Co. Ltd.	68,500	3,585
Tokyu Corp.	739,000	3,567
Ricoh Co. Ltd.	434,000	3,557
Sekisui House Ltd.	393,000	3,518

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Oriental Land Co. Ltd.	35,100	3,488
Tokyo Electric Power Co. Inc.	932,863	3,422
Shikoku Electric Power Co. Inc.	133,700	3,418
Sega Sammy Holdings Inc.	155,200	3,374
Lawson Inc.	59,100	3,326
Dentsu Inc.	109,400	3,294
Tohoku Electric Power Co. Inc.	297,400	3,286
Chugoku Electric Power Co. Inc.	218,000	3,244
Chiba Bank Ltd.	530,000	3,243
Electric Power Development Co. Ltd.	129,800	3,231
Toppan Printing Co. Ltd.	406,000	3,157
Makita Corp.	82,800	3,091
TDK Corp.	74,800	3,050
OJI Paper Co. Ltd.	616,000	3,047
Kobe Steel Ltd.	1,806,000	3,020
Nomura Research Institute Ltd.	133,700	3,007
NTT Data Corp.	890	2,984
* Yamaha Motor Co. Ltd.	206,300	2,955
Trend Micro Inc.	82,000	2,932
JTEKT Corp.	267,800	2,928
Keikyu Corp.	324,000	2,910
JSR Corp.	151,300	2,888
Toyota Industries Corp.	101,900	2,865
Fuji Heavy Industries Ltd.	452,000	2,865
Credit Saison Co. Ltd.	144,876	2,827
Konami Corp.	86,400	2,815
Brother Industries Ltd.	213,300	2,784
Shionogi & Co. Ltd.	203,400	2,769
Chugai Pharmaceutical Co. Ltd.	175,800	2,754
Mitsui OSK Lines Ltd.	712,000	2,743
Shimano Inc.	54,800	2,709
Nissin Foods Holdings Co. Ltd.	69,600	2,681
Benesse Holdings Inc.	61,300	2,663
Nippon Electric Glass Co. Ltd.	291,500	2,615
Fukuoka Financial Group Inc.	675,000	2,614
Keio Corp.	376,000	2,578
Nippon Yusen KK	1,009,000	2,545
Sekisui Chemical Co. Ltd.	323,000	2,535
TonenGeneral Sekiyu KK	223,000	2,516
Kawasaki Heavy Industries Ltd.	985,400	2,512
Nippon Express Co. Ltd.	632,000	2,443
^ Olympus Corp.	158,700	2,418
NSK Ltd.	318,000	2,403
Daihatsu Motor Co. Ltd.	135,000	2,376
Isetan Mitsukoshi Holdings Ltd.	232,140	2,365
Rinnai Corp.	31,400	2,346
NGK Insulators Ltd.	200,000	2,306
Sony Financial Holdings Inc.	138,300	2,301
Gree Inc.	70,800	2,285
Mitsubishi Tanabe Pharma Corp.	131,000	2,266
Konica Minolta Holdings Inc.	311,000	2,262
Hirose Electric Co. Ltd.	23,300	2,233
* Mazda Motor Corp.	1,062,000	2,232
FamilyMart Co. Ltd.	56,400	2,217
Nitori Holdings Co. Ltd.	22,450	2,147
Kurita Water Industries Ltd.	77,000	2,120
Teijin Ltd.	589,000	2,056
Keihan Electric Railway Co. Ltd.	449,000	2,053
Kajima Corp.	632,000	2,029
Kyowa Hakko Kirin Co. Ltd.	180,000	2,029
Mitsubishi Materials Corp.	762,000	2,025
Shimizu Corp.	469,000	2,018
Sankyo Co. Ltd.	38,500	2,012
Sumitomo Heavy Industries Ltd.	353,000	2,005

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
^ All Nippon Airways Co. Ltd.	662,000	1,993
Joyo Bank Ltd.	475,000	1,990
Mitsui Chemicals Inc.	604,000	1,981
Obayashi Corp.	431,000	1,979
Toyo Seikan Kaisha Ltd.	129,900	1,977
THK Co. Ltd.	101,300	1,974
MEIJI Holdings Co. Ltd.	44,845	1,966
Santen Pharmaceutical Co. Ltd.	51,800	1,933
Hokuriku Electric Power Co.	121,100	1,929
IHI Corp.	843,000	1,920
Namco Bandai Holdings Inc.	132,400	1,920
Ibiden Co. Ltd.	86,800	1,917
Bank of Kyoto Ltd.	224,000	1,903
Toho Co. Ltd.	108,500	1,866
Nisshin Seifun Group Inc.	151,000	1,856
Mitsubishi Gas Chemical Co. Inc.	283,000	1,847
Hamamatsu Photonics KK	47,900	1,822
Chugoku Bank Ltd.	139,000	1,821
Iyo Bank Ltd.	194,000	1,820
Toho Gas Co. Ltd.	321,000	1,817
TOTO Ltd.	218,000	1,813
Shinsei Bank Ltd.	1,622,000	1,783
Ube Industries Ltd.	598,000	1,753
Chiyoda Corp.	152,000	1,750
NOK Corp.	103,100	1,745
Taisei Corp.	651,000	1,740
Sanrio Co. Ltd.	34,688	1,714
Toyota Tsusho Corp.	108,200	1,707
Taiyo Nippon Sanso Corp.	237,000	1,684
Hachijuni Bank Ltd.	299,000	1,662
Toyo Suisan Kaisha Ltd.	65,000	1,659
Hiroshima Bank Ltd.	370,000	1,646
Nippon Meat Packers Inc.	131,000	1,633
Sojitz Corp.	960,700	1,630
Showa Denko KK	896,000	1,626
Don Quijote Co. Ltd.	44,300	1,623
Aeon Mall Co. Ltd.	69,100	1,602
Asics Corp.	119,000	1,578
Stanley Electric Co. Ltd.	106,900	1,564
Daido Steel Co. Ltd.	258,000	1,563
Hokkaido Electric Power Co. Inc.	124,300	1,559
USS Co. Ltd.	18,830	1,557
Seiko Epson Corp.	116,500	1,531
Nippon Paper Group Inc.	66,700	1,529
Japan Steel Works Ltd.	223,000	1,528
Denki Kagaku Kogyo KK	401,000	1,525
Amada Co. Ltd.	227,000	1,506
Hokuhoku Financial Group Inc.	801,000	1,497
Shimadzu Corp.	175,000	1,490
K's Holdings Corp.	35,444	1,488
Hisamitsu Pharmaceutical Co. Inc.	36,900	1,485
Nippon Sheet Glass Co. Ltd.	686,344	1,480
Gunma Bank Ltd.	288,000	1,474
Kansai Paint Co. Ltd.	157,000	1,474
Shimamura Co. Ltd.	14,600	1,460
Kagome Co. Ltd.	76,500	1,453
Idemitsu Kosan Co. Ltd.	15,400	1,440
Air Water Inc.	113,000	1,434
Marui Group Co. Ltd.	184,000	1,430
* Yokogawa Electric Corp.	152,900	1,430
Dowa Holdings Co. Ltd.	237,000	1,422
NTN Corp.	316,000	1,396
Hitachi Chemical Co. Ltd.	78,500	1,395
Mitsubishi UFJ Lease & Finance Co. Ltd.	35,860	1,390

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Kikkoman Corp.	125,000	1,382
Keisei Electric Railway Co. Ltd.	205,000	1,380
Kamigumi Co. Ltd.	158,000	1,380
SBI Holdings Inc.	16,546	1,378
Yamaguchi Financial Group Inc.	154,000	1,372
Nagoya Railroad Co. Ltd.	521,000	1,362
Taiheiyo Cement Corp.	696,000	1,352
Tokyu Land Corp.	320,000	1,347
J Front Retailing Co. Ltd.	305,400	1,337
NHK Spring Co. Ltd.	146,000	1,336
Zeon Corp.	145,000	1,336
Takashimaya Co. Ltd.	188,000	1,335
Dainippon Sumitomo Pharma Co. Ltd.	121,300	1,329
Advantest Corp.	114,200	1,329
Miraca Holdings Inc.	34,700	1,323
Aozora Bank Ltd.	517,000	1,307
Nissan Chemical Industries Ltd.	133,000	1,307
Hitachi Metals Ltd.	115,000	1,304
Nishi-Nippon City Bank Ltd.	477,000	1,301
Fuji Electric Co. Ltd.	444,000	1,296
MediPal Holdings Corp.	138,300	1,290
Kinden Corp.	157,000	1,289
GS Yuasa Corp.	246,000	1,289
Suruga Bank Ltd.	154,000	1,284
Kewpie Corp.	93,900	1,280
Yaskawa Electric Corp.	147,000	1,263
Nippon Shokubai Co. Ltd.	123,000	1,255
Cosmo Oil Co. Ltd.	501,000	1,253
Hitachi Construction Machinery Co. Ltd.	64,800	1,246
Sumitomo Rubber Industries Ltd.	99,700	1,246
Daicel Corp.	218,000	1,237
Mitsui Mining & Smelting Co. Ltd.	446,000	1,216
Ushio Inc.	81,200	1,201
Nanto Bank Ltd.	225,000	1,199
Tsumura & Co.	42,600	1,198
Maruichi Steel Tube Ltd.	53,200	1,192
Hakuhodo DY Holdings Inc.	21,850	1,187
Dainippon Screen Manufacturing Co. Ltd.	154,000	1,182
Furukawa Electric Co. Ltd.	419,000	1,170
Mitsubishi Logistics Corp.	105,000	1,155
Yamazaki Baking Co. Ltd.	87,000	1,153
Minebea Co. Ltd.	322,000	1,147
Alfresa Holdings Corp.	30,600	1,146
Nippon Paint Co. Ltd.	150,000	1,142
Tosoh Corp.	348,000	1,131
Citizen Holdings Co. Ltd.	212,900	1,129
Yamaha Corp.	111,500	1,129
Yokohama Rubber Co. Ltd.	196,000	1,119
Rengo Co. Ltd.	161,000	1,063
DIC Corp.	559,000	1,056
Nishi-Nippon Railroad Co. Ltd.	229,000	1,055
Capcom Co. Ltd.	40,300	1,054
NGK Spark Plug Co. Ltd.	85,000	1,054
Ryohin Keikaku Co. Ltd.	21,900	1,039
Mabuchi Motor Co. Ltd.	23,500	1,030
Hino Motors Ltd.	174,000	1,022
Nippon Kayaku Co. Ltd.	104,000	1,018
UNY Co. Ltd.	112,700	1,017
Yamatake Corp.	45,800	1,013
Senshu Ikeda Holdings Inc.	688,400	1,005
Park24 Co. Ltd.	86,900	999
Yamato Kogyo Co. Ltd.	39,500	999
* Elpida Memory Inc.	160,700	999
Shiga Bank Ltd.	155,000	998

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Sumitomo Osaka Cement Co. Ltd.	328,000	994
Nomura Real Estate Holdings Inc.	61,500	991
Komeri Co. Ltd.	31,300	986
Ezaki Glico Co. Ltd.	83,000	986
Lion Corp.	176,000	981
Toyobo Co. Ltd.	681,000	967
Wacoal Holdings Corp.	81,000	957
Casio Computer Co. Ltd.	154,600	947
Aeon Credit Service Co. Ltd.	63,500	947
Sumitomo Bakelite Co. Ltd.	161,000	943
Hoshizaki Electric Co. Ltd.	42,093	941
Nisshinbo Holdings Inc.	103,000	935
Koito Manufacturing Co. Ltd.	62,000	935
Sumitomo Forestry Co. Ltd.	106,800	924
Ito En Ltd.	54,500	924
Sotetsu Holdings Inc.	299,000	920
Kawasaki Kisen Kaisha Ltd.	449,000	916
Nisshin Steel Co. Ltd.	573,000	907
Ebara Corp.	248,000	906
Suzuken Co. Ltd.	37,700	902
Fujikura Ltd.	282,000	900
Kakaku.com Inc.	22,572	894
Shimachu Co. Ltd.	41,400	893
Glory Ltd.	41,600	890
Autobacs Seven Co. Ltd.	19,400	888
Awa Bank Ltd.	132,000	877
Nabtesco Corp.	40,000	876
Japan Petroleum Exploration Co.	22,100	873
Seino Holdings Corp.	116,000	870
COMSYS Holdings Corp.	88,900	870
Sawai Pharmaceutical Co. Ltd.	9,300	870
77 Bank Ltd.	217,000	855
Kagoshima Bank Ltd.	129,000	845
Kobayashi Pharmaceutical Co. Ltd.	16,800	833
Alps Electric Co. Ltd.	110,400	831
Itochu Techno-Solutions Corp.	19,100	827
Tokyo Tatemono Co. Ltd.	262,000	822
Mitsui Engineering & Shipbuilding Co. Ltd.	516,000	820
Sysmex Corp.	24,900	818
Nichirei Corp.	184,000	817
Takata Corp.	33,500	815
Higo Bank Ltd.	149,000	814
Sapporo Holdings Ltd.	218,000	813
Rohto Pharmaceutical Co. Ltd.	70,000	806
* Promise Co. Ltd.	79,650	769
* Sumco Corp.	75,400	762
Mochida Pharmaceutical Co. Ltd.	74,000	756
Sapporo Hokuyo Holdings Inc.	227,900	755
Kaneka Corp.	139,000	746
MISUMI Group Inc.	35,800	745
Taiyo Yuden Co. Ltd.	96,000	744
Tokyo Steel Manufacturing Co. Ltd.	88,700	744
Canon Marketing Japan Inc.	62,700	743
Obic Co. Ltd.	3,930	743
Toyoda Gosei Co. Ltd.	42,000	741
Disco Corp.	14,000	740
Takara Holdings Inc.	125,000	739
Onward Holdings Co. Ltd.	100,000	736
Coca-Cola West Co. Ltd.	41,200	736
Hyakujushi Bank Ltd.	192,000	735
* Haseko Corp.	1,167,000	734
Square Enix Holdings Co. Ltd.	38,400	730
ABC-Mart Inc.	18,600	728
Tokuyama Corp.	199,000	717

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
OKUMA Corp.	97,000	714
House Foods Corp.	39,300	712
NTT Urban Development Corp.	1,032	710
Toyota Boshoku Corp.	57,900	701
Toda Corp.	195,000	692
Daishi Bank Ltd.	216,000	687
Oracle Corp. Japan	19,900	687
Tokai Carbon Co. Ltd.	138,000	685
San-In Godo Bank Ltd.	94,000	683
Hitachi High-Technologies Corp.	32,600	681
* Acom Co. Ltd.	38,160	670
Century Tokyo Leasing Corp.	33,244	665
Hokkoku Bank Ltd.	197,000	664
Aoyama Trading Co. Ltd.	42,000	663
Mori Seiki Co. Ltd.	72,000	654
Otsuka Corp.	9,400	653
Sugi Holdings Co. Ltd.	24,665	644
Juroku Bank Ltd.	214,000	640
Kissei Pharmaceutical Co. Ltd.	34,000	639
Pacific Metals Co. Ltd.	108,794	628
Matsumotokiyoshi Holdings Co. Ltd.	33,100	627
H2O Retailing Corp.	86,000	620
Showa Shell Sekiyu KK	85,700	620
Musashino Bank Ltd.	19,500	620
Ogaki Kyoritsu Bank Ltd.	200,000	620
Asatsu-DK Inc.	26,200	615
Hyakugo Bank Ltd.	157,000	611
Lintec Corp.	28,900	611
OSAKA Titanium Technologies Co.	11,000	606
Circle K Sunkus Co. Ltd.	36,000	587
Nagase & Co. Ltd.	52,000	585
Hulic Co. Ltd.	53,481	573
Jafco Co. Ltd.	27,300	560
Nippon Television Network Corp.	3,950	559
M3 Inc.	122	552
Exedy Corp.	18,926	548
Izumi Co. Ltd.	35,800	545
Keiyo Bank Ltd.	112,000	544
Kansai Urban Banking Corp.	299,000	538
Toho Titanium Co. Ltd.	25,100	536
Mitsumi Electric Co. Ltd.	67,100	532
Fuji Media Holdings Inc.	366	524
Kokuyo Co. Ltd.	70,000	521
Sundrug Co. Ltd.	16,900	499
Heiwa Corp.	29,900	495
Tokai Rika Co. Ltd.	29,400	474
* TSI Holdings Co. Ltd.	91,100	470
Kose Corp.	18,600	443
Nipro Corp.	49,200	417
Shima Seiki Manufacturing Ltd.	22,200	413
Fukuyama Transporting Co. Ltd.	80,000	411
Hitachi Transport System Ltd.	23,600	411
* Ulvac Inc.	28,600	402
KYB Co. Ltd.	69,476	399
PanaHome Corp.	55,000	379
Tokyo Broadcasting System Holdings Inc.	30,400	375
Calsonic Kansei Corp.	63,700	374
Shinko Electric Industries Co. Ltd.	51,400	371
Matsui Securities Co. Ltd.	78,500	369
Sohgo Security Services Co. Ltd.	35,000	367
Hikari Tsushin Inc.	15,700	366
Toshiba TEC Corp.	95,000	350
Hitachi Capital Corp.	28,000	342
^ Nissha Printing Co. Ltd.	28,700	338

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Hitachi Koki Co. Ltd.	43,300	325
Nidec Sankyo Corp.	47,000	299
Hitachi Cable Ltd.	126,000	298
Toyota Auto Body Co. Ltd.	19,300	289
Kandenko Co. Ltd.	62,000	272
NS Solutions Corp.	12,100	263
Tokai Rubber Industries Ltd.	20,900	263
Toppan Forms Co. Ltd.	32,600	255
SKY Perfect JSAT Holdings Inc.	483	235
TV Asahi Corp.	148	233
Sumitomo Real Estate Sales Co. Ltd.	5,710	230
Point Inc.	5,050	218
Funai Electric Co. Ltd.	9,100	179
* SFCG Co. Ltd.	140	—
		1,650,377
Luxembourg (0.0%)
L'Occitane International SA	338,000	745

Malaysia (1.0%)
Malayan Banking Bhd.	4,419,396	11,998
Public Bank Bhd. (Foreign)	2,730,708	11,281
CIMB Group Holdings Bhd.	4,354,600	10,689
Sime Darby Bhd.	3,513,994	10,137
Axiata Group Bhd.	4,947,637	7,820
Genting Bhd.	2,162,600	7,532
IOI Corp. Bhd.	3,757,465	6,384
Petronas Chemicals Group Bhd.	2,493,300	5,201
DiGi.Com Bhd.	457,434	4,710
AMMB Holdings Bhd.	1,775,300	3,442
MISC Bhd.	1,418,940	3,217
Maxis Bhd.	1,751,900	3,047
Kuala Lumpur Kepong Bhd.	415,400	2,834
Genting Malaysia Bhd.	2,268,900	2,822
Petronas Gas Bhd.	622,700	2,650
PPB Group Bhd.	461,700	2,557
PLUS Expressways Bhd.	1,578,200	2,272
Tenaga Nasional Bhd.	1,081,700	2,098
IJM Corp. Bhd.	1,057,620	1,954
Gamuda Bhd.	1,587,900	1,746
British American Tobacco Malaysia Bhd.	109,800	1,653
Hong Leong Bank Bhd.	436,560	1,502
UMW Holdings Bhd.	693,900	1,495
YTL Power International Bhd.	2,260,302	1,399
SP Setia Bhd.	1,042,875	1,301
Petronas Dagangan Bhd.	231,900	1,227
Berjaya Sports Toto Bhd.	827,257	1,148
Telekom Malaysia Bhd.	831,800	1,145
Alliance Financial Group Bhd.	904,100	1,035
RHB Capital Bhd.	356,000	890
MMC Corp. Bhd.	1,011,300	884
Lafarge Malayan Cement Bhd.	355,010	817
Parkson Holdings Bhd.	444,556	807
* UEM Land Holdings Bhd.	1,079,200	767
Proton Holdings Bhd.	220,900	192
Public Bank Bhd. (Local)	28,231	117
		120,770
Mexico (1.2%)
America Movil SAB de CV	34,191,406	43,461
Grupo Mexico SAB de CV Class B	6,114,630	16,949
Wal-Mart de Mexico SAB de CV	5,603,000	14,463
Fomento Economico Mexicano SAB de CV	1,699,700	11,406
Grupo Televisa SAB	2,183,200	9,338
Grupo Financiero Banorte SAB de CV	1,810,400	6,174
Industrias Penoles SAB de CV	124,184	5,069

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Telefonos de Mexico SAB de CV	5,702,480	4,480
	Grupo Elektra SA de CV	56,675	4,367
	Grupo Bimbo SAB de CV Class A	1,866,928	3,845
	Grupo Financiero Inbursa SA	1,592,700	3,417
	Grupo Modelo SAB de CV	488,000	3,104
	Alfa SAB de CV Class A	211,370	2,440
*	Minera Frisco SAB de CV	619,026	2,439
*	Cemex SAB de CV ADR	513,760	2,245
	Mexichem SAB de CV	567,929	1,958
	Kimberly-Clark de Mexico SAB de CV Class A	326,780	1,860
	Grupo Carso SAB de CV	533,800	1,376
	Grupo Aeroportuario del Pacifico SAB de CV Class B	378,095	1,318
*	Cemex SAB de CV	2,869,707	1,255
*	Organizacion Soriana SAB de CV Class B	289,100	629
*	Urbi Desarrollos Urbanos SAB de CV	396,000	505
*	Inmuebles Carso SAB de CV	502,700	383
	Grupo Aeroportuario del Pacifico SAB de CV ADR	64	2
			142,483
Morocco (0.0%)
	Maroc Telecom SA	142,515	2,501
	Douja Promotion Groupe Addoha SA	103,011	969
			3,470
Netherlands (1.6%)
	Unilever NV	1,215,516	41,964
*	ING Groep NV	3,030,429	26,125
	Koninklijke Philips Electronics NV	771,826	16,067
	Koninklijke KPN NV	1,193,525	15,627
	ASML Holding NV	338,458	14,198
	Koninklijke Ahold NV	892,991	11,409
	Heineken NV	225,759	10,942
	Akzo Nobel NV	180,199	9,475
	Koninklijke DSM NV	141,632	7,248
*	Aegon NV	1,492,126	7,116
	Reed Elsevier NV	570,028	7,000
	Wolters Kluwer NV	235,892	4,162
	Heineken Holding NV	92,045	3,938
	Fugro NV	63,605	3,735
	Corio NV	72,593	3,689
	Randstad Holding NV	97,983	3,479
	SBM Offshore NV	132,399	2,909
	TNT Express NV	326,294	2,768
	Koninklijke Boskalis Westminster NV	61,007	2,132
	Koninklijke Vopak NV	39,126	2,017
	PostNL NV	294,109	1,489
			197,489
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	1,502,908	3,068
	Fletcher Building Ltd.	519,859	2,772
	Auckland International Airport Ltd.	799,745	1,510
	Contact Energy Ltd.	298,108	1,343
	Sky City Entertainment Group Ltd.	454,524	1,293
	Fisher & Paykel Healthcare Corp. Ltd.	414,347	771
	Kiwi Income Property Trust	817,166	694
	Sky Network Television Ltd.	146,427	648
	Vector Ltd.	226,009	472
	Warehouse Group Ltd.	112,293	305
	Air New Zealand Ltd.	205,295	174
			13,050
Norway (0.7%)
	Statoil ASA	999,954	25,373
	Telenor ASA	651,490	11,605
	DnB NOR ASA	955,065	11,047
	Seadrill Ltd.	259,130	8,510

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Yara International ASA	171,332	8,102
	Orkla ASA	808,328	7,008
*	Subsea 7 SA	280,493	6,048
	Norsk Hydro ASA	800,417	4,146
	Storebrand ASA	347,039	2,120
	Aker Solutions ASA	162,173	1,865
	Gjensidige Forsikring ASA	155,788	1,708
*	Kvaerner ASA	162,173	312
			87,844
Peru (0.1%)
	Cia de Minas Buenaventura SA ADR	135,722	5,555
	Credicorp Ltd.	47,970	5,228
	Volcan Cia Minera SAA Class B	1,461,139	1,431
	Cia de Minas Buenaventura SA	23,920	972
			13,186
Philippines (0.1%)
	Manila Electric Co.	342,300	1,929
	SM Investments Corp.	143,710	1,861
	Bank of the Philippine Islands	1,298,464	1,753
	Ayala Land Inc.	4,564,064	1,711
	Aboitiz Equity Ventures Inc.	1,737,660	1,659
	Philippine Long Distance Telephone Co.	27,930	1,558
	Aboitiz Power Corp.	1,684,080	1,162
	Banco de Oro Unibank Inc.	804,500	1,051
	SM Prime Holdings Inc.	3,197,302	969
	Ayala Corp.	123,888	884
	Metropolitan Bank & Trust	478,131	791
	Jollibee Foods Corp.	285,600	604
	Globe Telecom Inc.	26,850	569
	Petron Corp.	568,673	182
			16,683
Poland (0.3%)
^	KGHM Polska Miedz SA	116,600	5,629
	Powszechna Kasa Oszczednosci Bank Polski SA	491,820	5,594
	Powszechny Zaklad Ubezpieczen SA	50,627	5,362
	Bank Pekao SA	82,547	3,822
*	Polski Koncern Naftowy Orlen SA	259,746	3,207
	Telekomunikacja Polska SA	516,152	2,737
	PGE SA	443,294	2,727
	Tauron Polska Energia SA	1,016,682	1,768
	Polskie Gornictwo Naftowe i Gazownictwo SA	927,237	1,152
*,^	BRE Bank SA	9,334	801
*	Getin Holding SA	285,515	763
	ING Bank Slaski SA	3,024	734
	Bank Handlowy w Warszawie SA	29,067	684
	Enea SA	102,435	611
	TVN SA	132,739	530
*	Globe Trade Centre SA	78,081	279
			36,400
Portugal (0.2%)
	EDP - Energias de Portugal SA	2,144,575	6,737
	Portugal Telecom SGPS SA	712,266	5,094
	Galp Energia SGPS SA Class B	198,268	4,077
	Jeronimo Martins SGPS SA	197,547	3,387
*	EDP Renovaveis SA	211,329	1,262
	Brisa Auto-Estradas de Portugal SA	357,842	1,218
	Cimpor Cimentos de Portugal SGPS SA	139,383	1,031
*,^	Banco Comercial Portugues SA	4,191,944	887
^	Banco Espirito Santo SA	246,827	530
			24,223
Russia (1.4%)
	Gazprom OAO ADR	3,711,887	43,029
	Lukoil OAO ADR	498,397	28,868

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Sberbank of Russia	6,733,157	17,771
	MMC Norilsk Nickel OJSC ADR	744,551	14,519
	Rosneft Oil Co. GDR	1,488,219	10,545
	NovaTek OAO	725,637	9,491
	Tatneft ADR	209,282	6,182
	Uralkali OJSC	670,166	5,941
	Surgutneftegas OJSC ADR	560,167	4,804
	VTB Bank OJSC GDR	821,262	3,925
	Mobile Telesystems OJSC	594,930	3,802
	Federal Hydrogenerating Co. JSC	92,557,236	3,483
	Rostelecom OJSC ADR	107,172	3,277
*	Polymetal JSC	190,891	3,182
	Rostelecom OJSC	496,700	2,547
	Severstal OAO GDR	155,472	2,271
	Federal Grid Co. Unified Energy System JSC	204,406,667	1,903
	Novolipetsk Steel OJSC	556,243	1,505
	VTB Bank OJSC	607,574,217	1,470
	Inter Rao Ues OAO	1,094,890,600	1,358
	Mobile Telesystems OJSC ADR	92,735	1,325
*	IDGC Holding JSC	13,444,327	1,235
*	E.ON Russia JSC	14,199,000	1,119
*	Polyus Gold International Ltd. GDR	269,697	889
	TMK OAO	215,169	684
	Mosenergo OAO	8,661,629	551
	Raspadskaya	168,900	543
	Magnitogorsk Iron & Steel Works	1,095,748	526
	Aeroflot - Russian Airlines OJSC	231,082	431
	TGK-1 OAO	778,059,000	280
*	PIK Group	47,161	141
*	Sberbank of Russia ADR	7,500	82
*,1	Yenisei Territorial Generating Co. GDR	5,021	6
			177,685
Singapore (1.2%)
	Singapore Telecommunications Ltd.	6,233,000	15,759
	DBS Group Holdings Ltd.	1,371,200	13,394
	Oversea-Chinese Banking Corp. Ltd.	1,977,600	13,240
	United Overseas Bank Ltd.	917,460	12,443
	Wilmar International Ltd.	1,988,164	8,585
	Keppel Corp. Ltd.	1,067,700	7,993
*	Genting Singapore plc	4,732,248	6,466
	CapitaLand Ltd.	2,455,998	5,291
	Fraser and Neave Ltd.	1,086,308	5,291
	Noble Group Ltd.	3,804,072	4,645
	City Developments Ltd.	523,498	4,515
	Singapore Exchange Ltd.	841,000	4,488
	Singapore Airlines Ltd.	464,670	4,306
	Jardine Cycle & Carriage Ltd.	114,000	4,098
	Singapore Press Holdings Ltd.	1,262,302	3,906
	Golden Agri-Resources Ltd.	7,167,251	3,669
	Olam International Ltd.	1,458,726	2,922
	CapitaMall Trust	1,886,800	2,803
	Singapore Technologies Engineering Ltd.	1,187,151	2,659
	Ascendas Real Estate Investment Trust	1,622,000	2,639
	SembCorp Industries Ltd.	715,000	2,357
	SembCorp Marine Ltd.	662,600	2,198
	ComfortDelGro Corp. Ltd.	1,663,424	1,843
	UOL Group Ltd.	462,000	1,633
	CapitaCommercial Trust	1,696,235	1,515
	CapitaMalls Asia Ltd.	1,185,000	1,277
	Keppel Land Ltd.	560,724	1,237
	StarHub Ltd.	535,840	1,199
	Venture Corp. Ltd.	220,000	1,173
	Yangzijiang Shipbuilding Holdings Ltd.	1,471,964	1,090
	Singapore Post Ltd.	1,138,000	927

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
SMRT Corp. Ltd.	615,000	901
Neptune Orient Lines Ltd.	817,750	733
M1 Ltd.	294,900	576
^ Cosco Corp. Singapore Ltd.	692,000	554
SIA Engineering Co. Ltd.	155,000	453
Wing Tai Holdings Ltd.	426,000	432
* Indofood Agri Resources Ltd.	331,000	360
Wheelock Properties Singapore Ltd.	271,000	345
Yanlord Land Group Ltd.	409,000	332
GuocoLand Ltd.	203,999	307
Hotel Properties Ltd.	136,000	217
* STATS ChipPAC Ltd.	313,000	108
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	190,356	19
		150,898
South Africa (2.0%)
MTN Group Ltd.	1,477,566	25,681
Sasol Ltd.	498,162	22,404
Standard Bank Group Ltd.	1,236,481	15,183
Naspers Ltd.	314,624	14,926
AngloGold Ashanti Ltd.	298,832	13,507
Impala Platinum Holdings Ltd.	494,843	11,365
Gold Fields Ltd.	563,754	9,772
FirstRand Ltd.	3,280,827	8,124
Shoprite Holdings Ltd.	426,996	6,251
Sanlam Ltd.	1,640,415	6,131
Remgro Ltd.	374,213	5,656
ABSA Group Ltd.	286,896	5,144
Bidvest Group Ltd.	253,249	5,008
Kumba Iron Ore Ltd.	76,575	4,523
Anglo American Platinum Ltd.	61,376	4,420
Harmony Gold Mining Co. Ltd.	331,507	4,334
Vodacom Group Ltd.	352,597	3,978
Steinhoff International Holdings Ltd.	1,284,469	3,832
Truworths International Ltd.	367,524	3,698
Nedbank Group Ltd.	194,802	3,446
Woolworths Holdings Ltd.	675,417	3,430
Tiger Brands Ltd.	111,075	3,187
Aspen Pharmacare Holdings Ltd.	255,587	3,063
Growthpoint Properties Ltd.	1,319,526	3,060
African Bank Investments Ltd.	639,287	2,760
RMB Holdings Ltd.	817,019	2,558
MMI Holdings Ltd.	1,174,374	2,520
Imperial Holdings Ltd.	165,426	2,432
Foschini Group Ltd.	187,499	2,353
Netcare Ltd.	1,130,505	1,972
Exxaro Resources Ltd.	85,072	1,907
Mr Price Group Ltd.	189,537	1,814
Massmart Holdings Ltd.	84,487	1,682
Spar Group Ltd.	131,410	1,599
Barloworld Ltd.	185,805	1,553
African Rainbow Minerals Ltd.	67,154	1,545
ArcelorMittal South Africa Ltd.	174,083	1,470
Life Healthcare Group Holdings Ltd.	604,602	1,466
Aveng Ltd.	314,476	1,464
Nampak Ltd.	534,031	1,460
Capital Property Fund	1,242,984	1,394
Pretoria Portland Cement Co. Ltd.	459,978	1,393
Investec Ltd.	208,523	1,276
AVI Ltd.	280,552	1,256
Discovery Holdings Ltd.	235,946	1,231
Telkom SA Ltd.	315,605	1,213
* Sappi Ltd.	412,928	1,204
Reunert Ltd.	145,042	1,146
Liberty Holdings Ltd.	111,689	1,141

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Mediclinic International Ltd.	255,953	1,121
Clicks Group Ltd.	211,670	1,106
Adcock Ingram Holdings Ltd.	139,552	1,074
Northam Platinum Ltd.	253,851	978
Pick n Pay Stores Ltd.	193,073	966
Sun International Ltd.	89,466	960
Tongaat Hulett Ltd.	78,758	916
Aeci Ltd.	95,755	915
Fountainhead Property Trust	961,717	848
* Murray & Roberts Holdings Ltd.	264,835	804
Lewis Group Ltd.	81,314	767
Mondi Ltd.	92,433	718
JD Group Ltd.	129,048	718
Capitec Bank Holdings Ltd.	29,255	670
Santam Ltd.	36,953	663
JSE Ltd.	71,646	633
Grindrod Ltd.	319,334	604
Illovo Sugar Ltd.	172,233	575
Wilson Bayly Holmes-Ovcon Ltd.	40,864	554
* Royal Bafokeng Platinum Ltd.	62,127	436
Pick'n Pay Holdings Ltd.	154,332	321
African Oxygen Ltd.	142,542	299
Allied Technologies Ltd.	41,309	272
* Mpact Ltd.	130,027	225
		249,075
South Korea (3.8%)
1 Samsung Electronics Co. Ltd. GDR	142,409	61,036
Samsung Electronics Co. Ltd.	42,875	36,909
Hyundai Motor Co.	128,306	25,839
POSCO ADR	269,998	23,198
Hyundai Mobis	56,879	16,278
Kia Motors Corp.	233,138	14,947
LG Chem Ltd.	38,812	12,524
Shinhan Financial Group Co. Ltd. ADR	152,906	12,171
Hyundai Heavy Industries Co. Ltd.	44,509	11,891
KB Financial Group Inc. ADR	264,148	10,315
SK Innovation Co. Ltd.	54,166	8,151
Samsung Fire & Marine Insurance Co. Ltd.	37,003	7,868
* NHN Corp.	37,407	7,804
Samsung C&T Corp.	121,371	7,504
Hynix Semiconductor Inc.	345,400	6,990
S-Oil Corp.	65,950	6,844
Hana Financial Group Inc.	189,840	6,782
Samsung Engineering Co. Ltd.	31,243	6,381
LG Electronics Inc.	84,686	5,606
Samsung Heavy Industries Co. Ltd.	180,320	5,501
LG Display Co. Ltd.	210,590	4,276
* E-Mart Co. Ltd.	16,356	4,273
Hyundai Engineering & Construction Co. Ltd.	65,343	4,158
LG Household & Health Care Ltd.	9,198	4,154
NCSoft Corp.	12,963	4,075
LG Corp.	67,956	3,977
Amorepacific Corp.	3,473	3,931
OCI Co. Ltd.	19,084	3,917
SK Holdings Co. Ltd.	28,036	3,732
1 Samsung Life Insurance Co. Ltd.	47,341	3,672
Hankook Tire Co. Ltd.	90,930	3,629
SK Telecom Co. Ltd. ADR	237,707	3,516
Cheil Industries Inc.	39,170	3,460
Honam Petrochemical Corp.	12,569	3,429
KT&G Corp.	54,685	3,421
Kangwon Land Inc.	127,820	3,407
* Korea Electric Power Corp. ADR	307,661	3,394
Samsung Electro-Mechanics Co. Ltd.	44,371	3,361

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Korea Zinc Co. Ltd.	11,093	3,251
	Samsung SDI Co. Ltd.	26,960	3,248
	Woori Finance Holdings Co. Ltd.	316,100	3,024
	Hyundai Steel Co.	33,313	3,023
	Samsung Securities Co. Ltd.	52,885	2,733
	GS Engineering & Construction Corp.	30,471	2,650
	Hyundai Department Store Co. Ltd.	18,054	2,589
	Doosan Corp.	19,859	2,511
	Lotte Shopping Co. Ltd.	6,850	2,459
	Dongbu Insurance Co. Ltd.	56,600	2,383
	Daelim Industrial Co. Ltd.	27,308	2,366
	Shinhan Financial Group Co. Ltd.	58,641	2,336
	KT Corp. ADR	139,458	2,326
	Celltrion Inc.	69,299	2,320
	Daewoo Securities Co. Ltd.	238,048	2,292
	Samsung Techwin Co. Ltd.	41,773	2,233
	SK C&C Co. Ltd.	16,013	2,174
	CJ CheilJedang Corp.	7,678	2,119
	GS Holdings	36,590	2,108
	Hanwha Corp.	58,870	2,066
	Woongjin Coway Co. Ltd.	59,430	2,047
	LS Corp.	25,649	1,826
	Doosan Heavy Industries and Construction Co. Ltd.	32,595	1,733
	Industrial Bank of Korea	128,450	1,686
*	BS Financial Group Inc.	151,280	1,665
	Hyosung Corp.	27,753	1,601
	Korea Exchange Bank	202,860	1,502
	Shinsegae Co. Ltd.	5,961	1,499
	Hyundai Merchant Marine Co. Ltd.	57,303	1,480
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	59,300	1,458
^	Hanwha Chem Corp.	55,950	1,457
	Korea Investment Holdings Co. Ltd.	43,700	1,452
	AMOREPACIFIC Group	6,356	1,390
	Lotte Confectionery Co. Ltd.	844	1,320
*	DGB Financial Group Inc.	104,730	1,318
	Daum Communications Corp.	10,663	1,292
	Hyundai Mipo Dockyard	11,835	1,286
	KB Financial Group Inc.	32,534	1,260
	Korean Air Lines Co. Ltd.	28,159	1,250
	Hyundai Development Co.	60,050	1,240
	LG Uplus Corp.	202,050	1,203
	S1 Corp.	22,710	1,182
	Cheil Worldwide Inc.	68,520	1,122
	Hyundai Securities Co.	130,330	1,122
	Hyundai Glovis Co. Ltd.	5,935	1,112
	Korea Life Insurance Co. Ltd.	198,770	1,110
*,^	Doosan Infracore Co. Ltd.	64,730	1,107
	Samsung Card Co.	28,427	1,065
*	Korea Electric Power Corp.	46,900	1,050
	KCC Corp.	4,116	998
	Yuhan Corp.	8,836	970
^	Daewoo International Corp.	32,163	939
*	Daewoo Engineering & Construction Co. Ltd.	95,429	875
	Dongkuk Steel Mill Co. Ltd.	37,240	862
	Woori Investment & Securities Co. Ltd.	77,840	852
	CJ Corp.	11,566	829
	Hyundai Hysco Co. Ltd.	20,850	807
	Lotte Chilsung Beverage Co. Ltd.	715	803
	KT Corp.	21,131	708
	Samsung Fine Chemicals Co. Ltd.	14,600	701
	Halla Climate Control Corp.	32,630	690
	NongShim Co. Ltd.	3,516	689
	SK Telecom Co. Ltd.	5,043	672
	STX Offshore & Shipbuilding Co. Ltd.	44,810	624

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Korea Gas Corp.	17,760	600
* Korea Express Co. Ltd.	8,632	589
SK Networks Co. Ltd.	55,870	560
STX Corp. Co. Ltd.	43,788	554
Hite Jinro Co. Ltd.	23,079	526
* Hanjin Heavy Industries & Construction Co. Ltd.	28,772	509
STX Pan Ocean Co. Ltd.	76,430	502
Hanjin Shipping Co. Ltd.	47,449	467
Mirae Asset Securities Co. Ltd.	13,524	430
^ SKC Co. Ltd.	11,170	429
LG Hausys Ltd.	5,600	401
Daishin Securities Co. Ltd.	38,520	353
KEPCO Engineering & Construction Co. Inc.	5,831	336
POSCO	699	242
Lotte Midopa Co. Ltd.	15,540	214
Hanjin Shipping Holdings Co. Ltd.	20,539	159
Daishin Securities Co. Ltd. Prior Pfd.	21,130	129
* Samsung Securities Co. Ltd. Rights	6,271	66
* Hanjin Shipping Co. Ltd. Rights	17,867	36
* Woori Investment & Securities Co. Ltd. Rights	27,676	31
		471,519
Spain (2.5%)
Telefonica SA	3,585,430	76,196
Banco Santander SA	6,590,444	55,781
Banco Bilbao Vizcaya Argentaria SA	3,566,084	32,094
Repsol YPF SA	953,015	28,686
Iberdrola SA	3,481,293	25,187
Inditex SA	194,406	17,648
ACS Actividades de Construccion y Servicios SA	183,648	6,957
Ferrovial SA	429,210	5,455
Gas Natural SDG SA	289,054	5,373
Abertis Infraestructuras SA	303,916	5,001
Amadeus IT Holding SA	262,833	4,953
CaixaBank	870,429	4,244
Banco de Sabadell SA	1,080,071	3,874
Banco Popular Espanol SA	820,165	3,754
* Grifols SA	165,277	3,073
Enagas SA	140,076	2,754
Mapfre SA	718,321	2,625
^ Acerinox SA	193,028	2,555
* Distribuidora Internacional de Alimentacion SA	536,956	2,456
Indra Sistemas SA	126,009	2,111
Red Electrica Corp. SA	41,978	2,022
* International Consolidated Airlines Group SA (London Shares)	742,909	1,984
Acciona SA	19,639	1,857
Bankinter SA	276,024	1,685
Endesa SA	67,653	1,606
Zardoya Otis SA	117,313	1,580
Corp Financiera Alba	22,995	1,120
^ Fomento de Construcciones y Contratas SA	40,290	1,043
Mediaset Espana Comunicacion SA	124,398	823
Banco Espanol de Credito SA	62,761	372
		304,869
Sweden (2.1%)
Telefonaktiebolaget LM Ericsson Class B	2,353,503	24,532
Nordea Bank AB	2,355,253	21,388
Hennes & Mauritz AB Class B	456,176	15,083
Volvo AB Class B	1,137,406	14,157
Svenska Handelsbanken AB Class A	483,359	13,882
Sandvik AB	930,019	12,785
TeliaSonera AB	1,692,739	11,766
Atlas Copco AB Class A	493,548	10,729
Skandinaviska Enskilda Banken AB Class A	1,686,138	10,570
Swedbank AB Class A	740,377	10,366

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
SKF AB	318,535	7,059
Tele2 AB	333,740	7,028
Svenska Cellulosa AB Class B	477,447	6,970
Investor AB Class B	351,214	6,869
Assa Abloy AB Class B	275,419	6,688
Volvo AB Class A	530,958	6,596
Atlas Copco AB Class B	299,957	5,829
Swedish Match AB	165,453	5,713
Scania AB Class B	319,668	5,364
Skanska AB Class B	315,391	5,150
Alfa Laval AB	252,460	4,702
Getinge AB	175,110	4,543
Lundin Petroleum AB	185,725	4,533
Electrolux AB Class B	232,753	4,334
Kinnevik Investment AB Class B	183,147	3,827
Boliden AB	215,333	3,061
Hexagon AB Class B	197,355	3,025
Industrivarden AB Class A	211,880	2,778
Modern Times Group AB Class B	48,533	2,566
Ratos AB	189,210	2,517
Securitas AB Class B	264,964	2,414
Elekta AB Class B	52,577	2,100
Husqvarna AB	357,108	1,814
SSAB AB Class A	185,139	1,790
Holmen AB	50,932	1,441
Industrivarden AB	92,179	1,148
SSAB AB Class B	61,682	523
Scania AB Class A	16,725	271
		255,911
Switzerland (5.6%)
Nestle SA	2,705,587	156,485
Novartis AG	1,939,503	109,262
Roche Holding AG	548,615	90,011
* UBS AG	2,962,404	37,439
ABB Ltd.	1,813,714	34,144
Credit Suisse Group AG	936,715	27,016
Zurich Financial Services AG	115,024	26,507
Cie Financiere Richemont SA	407,439	23,210
Syngenta AG	73,837	22,500
Swiss Re AG	289,020	15,780
Transocean Ltd.	249,639	14,108
Holcim Ltd.	189,717	12,014
Swatch Group AG (Bearer)	24,013	10,109
SGS SA	4,573	7,845
Givaudan SA	7,220	6,567
Geberit AG	32,002	6,554
Swisscom AG	16,140	6,502
1 Synthes Inc.	37,026	6,192
Julius Baer Group Ltd.	162,640	6,111
Kuehne & Nagel International AG	46,648	5,779
Adecco SA	110,839	5,323
Lindt & Spruengli AG	110	4,051
Sonova Holding AG	38,118	4,030
PSP Swiss Property AG	35,793	3,256
Aryzta AG	65,645	3,165
Baloise Holding AG	38,781	3,159
Swiss Life Holding AG	25,255	3,102
Sulzer AG	26,550	3,094
Swatch Group AG (Registered)	38,700	2,854
Actelion Ltd.	76,885	2,848
Lonza Group AG	42,075	2,799
Schindler Holding AG (Registered)	22,799	2,676
Swiss Prime Site AG	31,606	2,585
* Clariant AG	230,372	2,495

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
EMS-Chemie Holding AG	13,664	2,409
Pargesa Holding SA	30,546	2,385
Lindt & Spruengli AG	710	2,191
GAM Holding AG	161,666	1,933
Schindler Holding AG (Bearer)	15,746	1,844
Sika AG	843	1,652
Partners Group Holding AG	8,319	1,556
Barry Callebaut AG	1,603	1,520
Banque Cantonale Vaudoise	2,676	1,385
Nobel Biocare Holding AG	95,690	1,172
Straumann Holding AG	6,453	1,136
BKW FMB Energie AG	12,974	586
		689,341
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,113,828	39,297
Hon Hai Precision Industry Co. Ltd.	8,299,525	22,752
HTC Corp.	679,570	15,272
Formosa Plastics Corp.	4,780,220	14,059
Nan Ya Plastics Corp.	6,132,370	13,796
Taiwan Semiconductor Manufacturing Co. Ltd.	4,618,107	11,254
Formosa Chemicals & Fibre Corp.	3,403,210	9,849
MediaTek Inc.	865,227	9,080
China Steel Corp.	8,502,453	8,459
Chunghwa Telecom Co. Ltd. ADR	238,398	8,017
Cathay Financial Holding Co. Ltd.	6,232,763	7,433
Fubon Financial Holding Co. Ltd.	5,325,781	6,244
Chinatrust Financial Holding Co. Ltd.	8,526,550	5,588
Mega Financial Holding Co. Ltd.	6,814,620	5,238
Uni-President Enterprises Corp.	3,628,062	4,989
Formosa Petrochemical Corp.	1,515,580	4,766
Quanta Computer Inc.	2,300,480	4,527
* Yuanta Financial Holding Co. Ltd.	7,880,708	4,492
Delta Electronics Inc.	1,867,818	4,392
Asustek Computer Inc.	601,023	4,178
Taiwan Mobile Co. Ltd.	1,322,648	3,790
Taiwan Cement Corp.	2,907,768	3,631
President Chain Store Corp.	614,904	3,419
Far Eastern New Century Corp.	2,887,516	3,395
Cheng Shin Rubber Industry Co. Ltd.	1,476,800	3,368
Compal Electronics Inc.	3,482,510	3,196
Catcher Technology Co. Ltd.	569,153	3,171
Foxconn Technology Co. Ltd.	909,566	3,170
Synnex Technology International Corp.	1,240,990	3,042
First Financial Holding Co. Ltd.	4,420,112	2,934
China Development Financial Holding Corp.	8,804,347	2,786
United Microelectronics Corp. ADR	1,225,643	2,733
Hua Nan Financial Holdings Co. Ltd.	4,162,771	2,712
AU Optronics Corp. ADR	592,345	2,535
Taiwan Cooperative Bank	3,801,942	2,495
Acer Inc.	2,176,822	2,486
MStar Semiconductor Inc.	420,539	2,437
Advanced Semiconductor Engineering Inc.	2,577,137	2,277
Asia Cement Corp.	1,865,096	2,247
Taishin Financial Holding Co. Ltd.	5,110,431	2,164
Far EasTone Telecommunications Co. Ltd.	1,296,643	2,126
* Chimei Innolux Corp.	5,265,575	2,115
Advanced Semiconductor Engineering Inc. ADR	460,847	2,037
Chang Hwa Commercial Bank	3,134,840	2,018
Yulon Motor Co. Ltd.	932,898	1,963
Wistron Corp.	1,628,977	1,885
SinoPac Financial Holdings Co. Ltd.	5,818,897	1,884
Pou Chen Corp.	2,335,725	1,796
Largan Precision Co. Ltd.	80,068	1,790
Lite-On Technology Corp.	1,816,761	1,714

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Taiwan Glass Industrial Corp.	1,366,954	1,682
Chunghwa Telecom Co. Ltd.	492,854	1,649
Unimicron Technology Corp.	1,246,975	1,619
Siliconware Precision Industries Co. ADR	301,096	1,566
Taiwan Fertilizer Co. Ltd.	596,000	1,536
Pegatron Corp.	1,382,038	1,493
* Shin Kong Financial Holding Co. Ltd.	4,621,005	1,439
E.Sun Financial Holding Co. Ltd.	2,575,405	1,284
Epistar Corp.	692,000	1,281
United Microelectronics Corp.	2,768,000	1,215
KGI Securities Co. Ltd.	2,634,143	1,105
Macronix International	2,584,937	977
Formosa Taffeta Co. Ltd.	1,026,000	948
Walsin Lihwa Corp.	2,789,000	936
Eva Airways Corp.	1,265,221	915
Chicony Electronics Co. Ltd.	511,218	854
Advantech Co. Ltd.	313,105	852
* Taiwan Business Bank	2,588,674	845
Novatek Microelectronics Corp.	343,916	843
Giant Manufacturing Co. Ltd.	215,625	834
Teco Electric and Machinery Co. Ltd.	1,427,000	833
Inventec Corp.	2,298,400	826
Feng Hsin Iron & Steel Co.	474,790	798
China Airlines Ltd.	1,453,244	731
Evergreen Marine Corp. Taiwan Ltd.	1,319,993	724
Siliconware Precision Industries Co.	697,000	716
Capital Securities Corp.	1,826,231	701
Cheng Uei Precision Industry Co. Ltd.	277,815	624
* Tatung Co. Ltd.	1,750,794	616
Realtek Semiconductor Corp.	359,498	599
Oriental Union Chemical Corp.	451,083	589
Far Eastern International Bank	1,402,157	584
Yuen Foong Yu Paper Manufacturing Co. Ltd.	1,389,451	565
Nan Ya Printed Circuit Board Corp.	191,395	557
China Motor Corp.	570,105	545
Waterland Financial Holdings Co. Ltd.	1,410,026	518
Yageo Corp.	1,713,000	516
U-Ming Marine Transport Corp.	322,000	508
Ton Yi Industrial Corp.	978,600	498
Taiwan Secom Co. Ltd.	271,000	489
* CMC Magnetics Corp.	2,276,000	453
Eternal Chemical Co. Ltd.	534,056	438
Wan Hai Lines Ltd.	832,702	432
D-Link Corp.	525,870	423
Yang Ming Marine Transport Corp.	1,022,305	421
Coretronic Corp.	555,386	418
* Ritek Corp.	2,069,397	397
Transcend Information Inc.	161,455	377
President Securities Corp.	728,495	373
* Winbond Electronics Corp.	1,979,000	370
Cathay Real Estate Development Co. Ltd.	897,000	366
LITE-ON IT Corp.	355,421	332
Compal Communications Inc.	222,520	318
Mitac International Corp.	873,736	311
Micro-Star International Co. Ltd.	658,929	294
Qisda Corp.	1,010,452	276
* Inotera Memories Inc.	1,711,025	253
* HannStar Display Corp.	3,902,463	225
Faraday Technology Corp.	245,556	222
* Powerchip Technology Corp.	4,183,958	172
Vanguard International Semiconductor Corp.	476,466	170
* Nanya Technology Corp.	1,662,753	164
* Chunghwa Picture Tubes	2,447,130	149
AU Optronics Corp.	313,000	135

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Tatung Co. Ltd. GDR	11,142	120
		325,017
Thailand (0.4%)
PTT PCL (Foreign)	564,700	5,567
PTT Exploration & Production PCL (Foreign)	1,046,972	5,437
Advanced Info Service PCL (Foreign)	993,050	4,185
Siam Commercial Bank PCL (Foreign)	1,042,186	3,939
Kasikornbank PCL (Foreign)	905,600	3,657
Siam Cement PCL (Foreign)	228,412	2,736
CP ALL PCL (Foreign)	1,502,100	2,279
* PTT Global Chemical PCL	964,212	2,054
Bangkok Bank PCL (Foreign)	388,397	1,968
Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,901
Bank of Ayudhya PCL(Foreign)	1,981,253	1,301
Indorama Ventures PCL	1,121,700	1,286
Thai Oil PCL (Foreign)	612,800	1,147
PTT PCL	113,472	1,119
Banpu PCL	45,800	944
Krung Thai Bank PCL (Foreign)	1,740,000	852
Banpu PCL (Local)	39,600	801
TMB Bank PCL	17,026,600	752
Siam Commercial Bank PCL (Local)	195,000	737
IRPC PCL (Foreign)	5,950,900	735
Total Access Communication PCL (Local)	305,200	730
BEC World PCL (Foreign)	573,400	694
Total Access Communication PCL (Foreign)	246,500	589
Thai Union Frozen Products PCL (Foreign)	332,780	570
Siam Makro PCL (Foreign)	74,500	501
Central Pattana PCL	451,600	474
Land and Houses PCL (Foreign)	2,192,600	404
Airports of Thailand PCL (Foreign)	324,200	400
Electricity Generating PCL (Foreign)	130,500	395
Charoen Pokphand Foods PCL	381,000	372
CP ALL PCL (Local)	230,700	350
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	251
Thai Airways International PCL (Foreign)	364,302	228
BEC World PCL	186,400	225
Siam City Cement PCL (Foreign)	29,100	221
Krung Thai Bank PCL	432,900	212
Delta Electronics Thai PCL (Foreign)	339,900	205
IRPC PCL	1,658,500	205
Bank of Ayudhya PCL (Local)	261,600	168
Siam City Cement PCL (Local)	15,500	118
Ratchaburi Electricity Generating Holding PCL (Local)	81,900	110
PTT Exploration and Production PCL (Local)	21,000	109
Thai Airways International PCL	173,100	109
Electricity Generating PCL	33,800	92
		51,129
Turkey (0.3%)
Turkiye Garanti Bankasi AS	993,443	3,486
Akbank TAS	947,728	3,452
KOC Holding AS	776,505	2,760
Turkiye Is Bankasi	1,066,288	2,478
Anadolu Efes Biracilik Ve Malt Sanayii AS	190,461	2,308
Tupras Turkiye Petrol Rafinerileri AS	79,623	1,794
Turkiye Halk Bankasi AS	291,446	1,791
Turk Telekomunikasyon AS	422,098	1,786
BIM Birlesik Magazalar AS	58,360	1,774
Eregli Demir ve Celik Fabrikalari TAS	818,304	1,688
* Yapi ve Kredi Bankasi AS	656,089	1,226
* Turkcell Iletisim Hizmetleri AS	240,396	1,184
Haci Omer Sabanci Holding AS (Bearer)	329,066	1,122
* Turk Hava Yollari	692,412	999
Turkiye Vakiflar Bankasi Tao	580,265	986

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Enka Insaat ve Sanayi AS	379,169	977
Coca-Cola Icecek AS	59,266	799
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	580,116	782
* Asya Katilim Bankasi AS	720,940	772
Arcelik AS	150,520	577
Turkiye Sise ve Cam Fabrikalari AS	301,660	576
Tofas Turk Otomobil Fabrikasi AS	116,023	446
Ford Otomotiv Sanayi AS	49,167	357
* Dogan Sirketler Grubu Holdings	692,262	254
* Turk Ekonomi Bankasi AS	187,560	172
		34,546
United Kingdom (14.8%)
HSBC Holdings plc	13,912,284	121,391
Vodafone Group plc	40,035,963	111,169
BP plc	14,712,975	108,272
Royal Dutch Shell plc Class A	2,807,170	99,445
GlaxoSmithKline plc	3,968,019	89,053
Royal Dutch Shell plc Class B	2,097,833	75,267
British American Tobacco plc	1,558,964	71,480
Rio Tinto plc	1,149,832	62,206
BG Group plc	2,630,800	57,047
BHP Billiton plc	1,649,176	51,932
AstraZeneca plc	1,050,402	50,430
Standard Chartered plc	1,856,361	43,318
Diageo plc	1,966,697	40,703
Tesco plc	6,209,283	40,034
Anglo American plc	1,035,350	37,957
Unilever plc	1,023,015	34,292
SABMiller plc	929,057	33,837
Barclays plc	9,506,941	29,471
Reckitt Benckiser Group plc	565,991	29,053
Imperial Tobacco Group plc	793,865	28,918
Xstrata plc	1,735,937	28,915
National Grid plc	2,779,136	27,631
Prudential plc	1,970,602	20,355
Centrica plc	4,020,935	19,142
BT Group plc	6,038,202	18,219
Rolls-Royce Holdings plc	1,463,175	16,470
* Lloyds Banking Group plc	31,361,065	16,218
Tullow Oil plc	704,372	15,826
SSE plc	728,381	15,738
Shire plc	437,466	13,730
Compass Group plc	1,467,555	13,327
Aviva plc	2,245,016	12,248
BAE Systems plc	2,638,374	11,700
Pearson plc	634,216	11,651
British Sky Broadcasting Group plc	1,026,016	11,569
WPP plc	981,396	10,159
Experian plc	781,973	10,159
ARM Holdings plc	1,055,069	9,900
WM Morrison Supermarkets plc	2,020,572	9,799
Reed Elsevier plc	953,010	8,159
Legal & General Group plc	4,590,899	8,087
Randgold Resources Ltd.	71,400	7,809
Kingfisher plc	1,839,136	7,620
Old Mutual plc	4,305,171	7,569
Burberry Group plc	341,535	7,332
J Sainsbury plc	1,450,144	6,949
Land Securities Group plc	611,147	6,689
International Power plc	1,188,294	6,446
Marks & Spencer Group plc	1,234,353	6,364
Wolseley plc	220,152	6,348
Smith & Nephew plc	689,187	6,308
Standard Life plc	1,810,959	6,247

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Carnival plc	168,960	6,182
Antofagasta plc	307,959	5,732
British Land Co. plc	696,001	5,694
Aggreko plc	207,344	5,684
Next plc	136,405	5,591
Capita Group plc	475,310	5,546
Associated British Foods plc	307,509	5,458
* Royal Bank of Scotland Group plc	13,807,322	5,329
United Utilities Group plc	526,458	5,132
* Cairn Energy plc	1,085,454	5,126
Johnson Matthey plc	166,399	5,005
Weir Group plc	162,679	4,984
RSA Insurance Group plc	2,742,576	4,898
Resolution Ltd.	1,103,834	4,858
Smiths Group plc	304,204	4,669
Petrofac Ltd.	202,086	4,642
Sage Group plc	1,039,878	4,638
^ Glencore International plc	649,102	4,544
Fresnillo plc	166,893	4,525
Severn Trent plc	185,212	4,508
G4S plc	1,098,200	4,294
Intercontinental Hotels Group plc	228,072	4,209
Intertek Group plc	122,699	4,046
Tate & Lyle plc	363,997	3,808
AMEC plc	256,121	3,796
Rexam plc	681,585	3,778
GKN plc	1,229,317	3,737
Meggitt plc	601,434	3,712
Whitbread plc	137,995	3,667
Hammerson plc	559,434	3,655
Man Group plc	1,453,145	3,474
Bunzl plc	255,751	3,308
ICAP plc	507,002	3,270
IMI plc	246,990	3,255
Eurasian Natural Resources Corp. plc	306,001	3,223
Serco Group plc	382,987	3,189
* ITV plc	3,034,205	3,109
Schroders plc	132,040	3,022
Admiral Group plc	158,687	2,993
John Wood Group plc	287,721	2,849
Lonmin plc	159,794	2,779
Inmarsat plc	356,781	2,692
Capital Shopping Centres Group plc	496,373	2,620
Investec plc	418,420	2,535
3i Group plc	760,021	2,505
Cobham plc	854,433	2,466
Drax Group plc	280,213	2,439
Kazakhmys plc	164,499	2,432
Segro plc	587,558	2,298
London Stock Exchange Group plc	159,140	2,297
Invensys plc	634,269	2,295
Vedanta Resources plc	102,476	2,092
Aegis Group plc	913,312	2,005
William Hill plc	550,898	1,912
Logica plc	1,217,937	1,828
* Rentokil Initial plc	1,382,864	1,595
Ladbrokes plc	708,809	1,570
Ashmore Group plc	276,105	1,529
* Essar Energy plc	304,495	1,493
Hargreaves Lansdown plc	184,733	1,484
Daily Mail & General Trust plc	219,700	1,470
Hays plc	1,050,846	1,334
TUI Travel plc	435,416	1,191
Schroders plc	44,442	889

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
African Barrick Gold plc		95,470	827
Ferrexpo plc		137,551	708
			1,822,382
Total Common Stocks (Cost $12,605,993)			12,328,952
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund (Cost $71,176)	0.128%	71,175,960	71,176

Total Investments (100.6%) (Cost $12,677,169)			12,400,128
Other Assets and Liabilities—Net (-0.6%)[3]			(74,432)
Net Assets (100%)			12,325,696

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $64,608,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $86,478,000, representing 0.7% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $71,176,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

39

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)

Common Stocks (99.2%)
Australia (6.1%)
	Campbell Brothers Ltd.	41,863	2,015
	Atlas Iron Ltd.	585,304	1,898
	APA Group	407,120	1,857
	UGL Ltd.	121,078	1,675
	Seek Ltd.	242,079	1,569
*	PanAust Ltd.	440,407	1,488
	David Jones Ltd.	361,076	1,275
	Boart Longyear Ltd.	368,923	1,231
^	JB Hi-Fi Ltd.	71,363	1,178
*,^	Mesoblast Ltd.	137,160	1,166
	Monadelphous Group Ltd.	60,015	1,141
	Primary Health Care Ltd.	324,797	1,130
	Myer Holdings Ltd.	398,959	1,089
	Mineral Resources Ltd.	92,068	1,079
	Investa Office Fund	1,646,349	1,076
	Mount Gibson Iron Ltd.	652,055	1,043
1	Spark Infrastructure Group	816,741	1,041
	GrainCorp Ltd.	121,187	998
*	Perseus Mining Ltd.	276,878	916
	Independence Group NL	162,564	899
	Bradken Ltd.	107,888	870
*	Regis Resources Ltd.	274,313	867
*	Sundance Resources Ltd.	1,883,753	851
	Beach Energy Ltd.	683,703	840
	Kingsgate Consolidated Ltd.	99,714	786
	Seven Group Holdings Ltd.	97,566	784
	Iress Market Technology Ltd.	97,464	777
	Navitas Ltd.	177,351	768
	carsales.com Ltd.	144,848	749
*	Aurora Oil & Gas Ltd.	245,143	738
	Invocare Ltd.	98,702	719
	Medusa Mining Ltd.	98,089	690
	Charter Hall Retail REIT	195,537	671
	SAI Global Ltd.	131,612	656
*	Linc Energy Ltd.	300,916	646
*	Karoon Gas Australia Ltd.	138,175	638
*	Mirabela Nickel Ltd.	369,789	636
*	CGA Mining Ltd.	250,844	624
	Abacus Property Group	313,132	623
	Mermaid Marine Australia Ltd.	185,423	597
*	Energy World Corp. Ltd.	960,011	578
	Western Areas NL	95,229	573
	GUD Holdings Ltd.	69,485	570
*	Sandfire Resources NL	78,906	560
	Emeco Holdings Ltd.	531,754	551
*	St. Barbara Ltd.	232,750	539
*	Extract Resources Ltd.	67,177	538
*	Resolute Mining Ltd.	305,211	538
	Ausdrill Ltd.	176,202	537
*	Coalspur Mines Ltd.	276,406	536
*	Eastern Star Gas Ltd.	578,086	533
	Fleetwood Corp. Ltd.	41,386	529
	BWP Trust	292,923	512
	Industrea Ltd.	370,172	497
	Sigma Pharmaceuticals Ltd.	675,451	492
	REA Group Ltd.	35,307	479
*	AWE Ltd.	325,202	469
	NRW Holdings Ltd.	181,384	462
*	Austar United Communications Ltd.	376,880	456
*	Macmahon Holdings Ltd.	708,927	449
*	Aston Resources Ltd.	39,887	438

40

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Catalpa Resources Ltd.	240,172	434
Cabcharge Australia Ltd.	96,954	427
* Silver Lake Resources Ltd.	121,848	418
Premier Investments Ltd.	78,088	417
Cardno Ltd.	73,975	407
* Mineral Deposits Ltd.	59,454	402
ARB Corp. Ltd.	46,531	391
Spotless Group Ltd.	184,427	384
* Bathurst Resources Ltd.	472,636	380
* Beadell Resources Ltd.	452,338	371
Super Retail Group Ltd.	65,184	369
* Discovery Metals Ltd.	252,646	365
* Dart Energy Ltd.	560,106	360
Wotif.com Holdings Ltd.	93,135	359
* Gryphon Minerals Ltd.	238,305	350
* Saracen Mineral Holdings Ltd.	431,551	346
* Integra Mining Ltd.	590,224	327
Charter Hall Group	155,943	320
Acrux Ltd.	88,845	315
Imdex Ltd.	139,048	304
* Cockatoo Coal Ltd.	745,350	297
Austal Ltd.	123,525	294
Miclyn Express Offshore Ltd.	156,872	292
Peet Ltd.	227,258	289
Watpac Ltd.	239,569	287
TPG Telecom Ltd.	191,254	286
* Horizon Oil Ltd.	1,139,893	283
Reject Shop Ltd.	26,907	280
McMillan Shakespeare Ltd.	27,082	270
Ardent Leisure Group	235,431	270
Automotive Holdings Group	120,977	265
* Australian Agricultural Co. Ltd.	179,136	263
Challenger Diversified Property Group	469,353	256
* Transpacific Industries Group Ltd.	328,354	254
Oakton Ltd.	143,550	253
* Centro Retail Group	858,147	246
* Cudeco Ltd.	73,935	244
FlexiGroup Ltd.	101,507	239
* Flinders Mines Ltd.	1,484,533	238
Austin Engineering Ltd.	57,137	235
Ramelius Resources Ltd.	180,600	235
* Tiger Resources Ltd.	480,623	233
* Adamus Resources Ltd.	308,466	225
STW Communications Group Ltd.	229,734	221
Australian Pharmaceutical Industries Ltd.	674,414	212
Astro Japan Property Group	87,312	197
* Straits Resources Ltd.	268,566	195
* Pharmaxis Ltd.	142,147	193
* Tap Oil Ltd.	251,680	192
Troy Resources NL	44,176	188
* Brockman Resources Ltd.	102,781	183
* Indophil Resources NL	461,380	183
Ausenco Ltd.	64,831	183
* Coffey International Ltd.	456,250	181
Skilled Group Ltd.	91,889	175
iiNET Ltd.	64,271	174
* Equatorial Resources Ltd.	71,238	172
Clough Ltd.	203,161	171
* Biota Holdings Ltd.	201,890	170
* Coal of Africa Ltd.	198,531	165
* Conquest Mining Ltd.	296,611	161
Programmed Maintenance Services Ltd.	73,476	152
* Northern Iron Ltd.	124,254	151
Infigen Energy	477,554	144

41

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Virgin Blue Holdings Ltd.	354,730	138
	Customers Ltd.	123,452	138
	WHK Group Ltd.	152,276	136
	Aspen Group	312,809	135
	Transfield Services Ltd.	53,352	127
*	Sunland Group Ltd.	131,850	123
*	Silex Systems Ltd.	48,000	113
*	Hastie Group Ltd.	978,889	108
	Mincor Resources NL	114,012	101
	Alesco Corp. Ltd.	68,246	101
*	Carnarvon Petroleum Ltd.	625,226	87
*	Geodynamics Ltd.	336,315	82
*	Ampella Mining Ltd.	43,000	81
*	Platinum Australia Ltd.	412,383	76
	Hills Holdings Ltd.	33,786	38
	FKP Property Group	72,214	37
	OM Holdings Ltd.	57,345	36
*	Carbon Energy Ltd.	204,803	33
	Pacific Brands Ltd.	13,357	8
*,^	Gindalbie Metals Ltd.	11,823	7
*	Roc Oil Co. Ltd.	19,085	6
*	Carbon Energy Ltd. Rights Exp. 11/10/2011	72,470	3
*	Arafura Resources Rights Expires 11/15/11	68,716	1
			70,088
Austria (0.6%)
	Atrium European Real Estate Ltd.	179,165	903
*	CA Immobilien Anlagen AG	67,506	864
	Conwert Immobilien Invest SE	60,567	825
	Schoeller-Bleckmann Oilfield Equipment AG	8,895	703
	Oesterreichische Post AG	19,050	575
	Semperit AG Holding	13,086	566
	Mayr Melnhof Karton AG	5,633	521
	Flughafen Wien AG	7,334	330
*	S IMMO AG	48,753	286
	Kapsch TrafficCom AG	3,047	228
	Zumtobel AG	8,459	175
	BWT AG	7,598	146
*	Intercell AG	37,533	100
	RHI AG	4,126	90
			6,312
Belgium (1.0%)
	Ackermans & van Haaren NV	16,149	1,301
	D'ieteren SA/NV	18,006	1,025
	Cofinimmo	8,350	1,018
	Sofina SA	11,277	961
	Befimmo SCA Sicafi	10,823	829
	Warehouses De Pauw SCA	10,513	551
	Gimv NV	10,797	550
	Omega Pharma	10,979	518
	Cie d'Entreprises CFE	8,467	475
	Tessenderlo Chemie NV	14,968	464
	Sipef SA	5,857	462
	Barco NV	7,823	423
*,^	ThromboGenics NV	16,140	423
	EVS Broadcast Equipment SA	6,884	352
	Cie Maritime Belge SA	14,139	332
	Melexis NV	22,610	318
*	AGFA-Gevaert NV	109,821	274
	Van de Velde NV	4,034	197
	Recticel SA	22,964	157
	Nyrstar	13,201	115
	Ion Beam Applications	13,429	105
*	KBC Ancora	11,940	95
	Intervest Offices	2,702	73

42

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Euronav NV	14,351	64
Wereldhave Belgium NV	673	62
* RHJ International	850	4
* AGFA-Gevaert NV	15,368	—
		11,148
Brazil (2.3%)
Cia Hering	105,043	2,353
Diagnosticos da America SA	226,689	1,827
Localiza Rent a Car SA	100,315	1,506
Totvs SA	81,475	1,357
BR Properties SA	116,200	1,174
Rossi Residencial SA	160,462	1,021
Odontoprev SA	57,750	909
Randon Participacoes SA Prior Pfd.	139,876	895
Mills Estruturas e Servicos de Engenharia SA	84,300	864
Marcopolo SA Prior Pfd.	187,608	848
Even Construtora e Incorporadora SA	210,500	794
Brookfield Incorporacoes SA	184,720	720
Iochpe-Maxion SA	49,400	699
Cia de Saneamento de Minas Gerais-COPASA	37,298	697
Tecnisa SA	99,000	629
Brasil Brokers Participacoes SA	152,100	617
Obrascon Huarte Lain Brasil SA	17,500	587
Drogasil SA	89,200	562
Contax Participacoes SA Prior Pfd.	48,553	546
Iguatemi Empresa de Shopping Centers SA	27,800	542
Gol Linhas Aereas Inteligentes SA Prior Pfd.	67,000	531
LPS Brasil Consultoria de Imoveis SA	28,303	525
Multiplus SA	30,900	522
Marisa Lojas SA	37,900	521
Brasil Insurance Participacoes e Administracao SA	53,100	516
Santos Brasil Participacoes SA	34,760	515
Alpargatas SA Prior Pfd.	76,800	510
Fleury SA	36,300	463
Aliansce Shopping Centers SA	61,800	459
Cia Energetica do Ceara Prior Pfd.	22,600	457
Confab Industrial SA Prior Pfd.	141,211	435
SLC Agricola SA	40,800	405
Sao Martinho SA	30,200	361
Guararapes Confeccoes SA	6,748	341
Paranapanema SA	134,300	307
Grendene SA	48,300	225
* Lupatech SA	23,300	123
Gafisa SA	6,400	24
		26,387
Canada (14.6%)
* New Gold Inc.	289,312	3,585
* Athabasca Oil Sands Corp.	262,059	3,400
Metro Inc. Class A	66,294	3,248
Franco-Nevada Corp.	80,491	3,189
Pembina Pipeline Corp.	105,593	2,874
Inmet Mining Corp.	45,687	2,727
Vermilion Energy Inc.	57,019	2,686
Onex Corp.	77,361	2,565
Emera Inc.	77,445	2,543
Alimentation Couche Tard Inc. Class B	83,893	2,525
* Open Text Corp.	36,727	2,248
Centerra Gold Inc.	112,998	2,240
Viterra Inc.	215,977	2,223
H&R Real Estate Investment Trust	100,245	2,189
TMX Group Inc.	49,593	2,179
Gildan Activewear Inc.	84,225	2,173
* Detour Gold Corp.	62,798	2,079
Progress Energy Resources Corp.	146,601	2,075

43

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Alacer Gold Corp.	178,007	2,054
*	Precision Drilling Corp.	177,037	2,053
	Atco Ltd.	33,375	2,039
	Pan American Silver Corp.	70,976	1,983
*	SXC Health Solutions Corp.	40,220	1,867
	Industrial Alliance Insurance & Financial Services Inc.	56,750	1,846
	CAE Inc.	170,071	1,814
	Petrominerales Ltd.	68,300	1,802
	Dollarama Inc.	46,531	1,752
	Trican Well Service Ltd.	98,702	1,746
	Calloway Real Estate Investment Trust	65,808	1,736
*	AuRico Gold Inc.	178,633	1,729
	Progressive Waste Solutions Ltd.	78,932	1,663
	Methanex Corp.	61,977	1,598
	Daylight Energy Ltd.	160,419	1,585
*	Quadra FNX Mining Ltd.	135,380	1,562
*	Celtic Exploration Ltd.	62,210	1,541
	AltaGas Ltd.	51,902	1,531
	Ritchie Bros Auctioneers Inc.	75,176	1,496
	Boardwalk Real Estate Investment Trust	30,598	1,494
	Ensign Energy Services Inc.	99,072	1,490
^	Canadian Real Estate Investment Trust	41,303	1,470
*	SEMAFO Inc.	188,689	1,448
	Trilogy Energy Corp.	41,379	1,410
	Alamos Gold Inc.	74,987	1,388
*	European Goldfields Ltd.	122,341	1,377
	Canadian Western Bank	46,895	1,341
	Groupe Aeroplan Inc.	116,386	1,341
	Empire Co. Ltd. Class A	21,641	1,323
	HudBay Minerals Inc.	120,383	1,319
	Dundee Real Estate Investment Trust	39,298	1,301
*	Lundin Mining Corp.	317,827	1,247
*	Birchcliff Energy Ltd.	80,084	1,215
	Sherritt International Corp.	204,065	1,173
	Astral Media Inc. Class A	33,842	1,162
	Mullen Group Ltd.	56,739	1,140
*	Silver Standard Resources Inc.	57,944	1,131
*	Celestica Inc.	135,431	1,124
*	Novagold Resources Inc.	120,637	1,107
	Silvercorp Metals Inc.	117,093	1,089
	Canadian Apartment Properties REIT	53,674	1,089
	Primaris Retail Real Estate Investment Trust	50,983	1,055
	AGF Management Ltd. Class B	64,155	1,029
	MacDonald Dettwiler & Associates Ltd.	22,853	1,027
	Cogeco Cable Inc.	21,209	1,009
	Uranium One Inc.	329,025	990
*	Kirkland Lake Gold Inc.	52,972	990
	Enerflex Ltd.	95,784	986
	Quebecor Inc. Class B	28,399	983
*	Bankers Petroleum Ltd.	182,229	969
*,^	Westport Innovations Inc.	32,028	967
	Russel Metals Inc.	41,871	964
	Corus Entertainment Inc. Class B	50,314	964
	Home Capital Group Inc. Class B	21,079	953
*	BlackPearl Resources Inc.	199,480	951
	ShawCor Ltd. Class A	39,597	947
*	Paramount Resources Ltd. Class A	25,493	928
	Jean Coutu Group PJC Inc. Class A	71,733	918
	Cominar Real Estate Investment Trust	40,192	910
	RONA Inc.	94,079	906
*	Stantec Inc.	35,878	882
	Toromont Industries Ltd.	46,659	875
	Maple Leaf Foods Inc.	76,345	866
*	Gabriel Resources Ltd.	120,610	857

44

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	West Fraser Timber Co. Ltd.	19,835	856
*	Capstone Mining Corp.	247,177	838
*,^	Minefinders Corp.	55,098	781
	Petrobank Energy & Resources Ltd.	86,400	778
*	Canfor Corp.	76,788	777
	Genworth MI Canada Inc.	34,569	763
	Canaccord Financial Inc.	79,326	751
	Allied Properties Real Estate Investment Trust	30,788	747
	TransForce Inc.	61,376	741
	Calfrac Well Services Ltd.	23,758	737
	Laurentian Bank of Canada	15,678	723
	Major Drilling Group International	54,044	723
	Linamar Corp.	44,835	712
	First Capital Realty Inc.	43,243	706
^	Chartwell Seniors Housing Real Estate Investment Trust	90,379	705
	Artis Real Estate Investment Trust	53,186	704
	Nevsun Resources Ltd.	133,231	703
*	Seabridge Gold Inc.	29,405	692
*	Advantage Oil & Gas Ltd.	130,312	692
	Manitoba Telecom Services Inc.	21,516	689
	Transcontinental Inc. Class A	51,689	659
	Bonterra Energy Corp.	12,170	657
*	Aurizon Mines Ltd.	113,692	643
	Trinidad Drilling Ltd.	82,026	642
*	Dundee Precious Metals Inc.	79,376	637
*	Rubicon Minerals Corp.	156,812	636
	CCL Industries Inc. Class B	20,826	606
*	Harry Winston Diamond Corp.	49,633	602
	CML HealthCare Inc.	61,805	601
	Atlantic Power Corp.	44,189	595
	Pason Systems Inc.	43,063	584
*	Great Basin Gold Ltd.	397,059	558
*	Imperial Metals Corp.	26,051	550
*	FirstService Corp.	19,547	546
	Dorel Industries Inc. Class B	21,542	524
*	Taseko Mines Ltd.	143,270	520
	Morguard Real Estate Investment Trust	33,604	511
*	Savanna Energy Services Corp.	60,036	507
*	Guyana Goldfields Inc.	57,051	501
	Reitmans Canada Ltd. Class A	31,589	495
*	Alacer Gold Corp.	41,852	487
	Nordion Inc.	53,680	471
*	OceanaGold Corp.	180,509	456
*	Great Canadian Gaming Corp.	54,030	445
	PetroBakken Energy Ltd. Class A	47,700	435
*	Cott Corp.	61,544	432
*	Denison Mines Corp.	267,067	421
	Torstar Corp. Class B	39,903	418
^	Extendicare Real Estate Investment Trust	55,775	417
*	Martinrea International Inc.	58,376	412
*	Northern Dynasty Minerals Ltd.	50,667	411
*	Eastern Platinum Ltd.	578,500	377
	Aecon Group Inc.	41,243	372
*,^	Jaguar Mining Inc.	70,976	367
*	ATS Automation Tooling Systems Inc.	56,547	352
*	QLT Inc.	48,940	337
*	Transat AT Inc. Class B	48,000	329
	InnVest Real Estate Investment Trust	78,843	326
*	Fairborne Energy Ltd.	86,000	307
	Sprott Inc.	36,800	259
*	Dundee Corp. Class A	10,704	257
*	Flint Energy Services Ltd.	19,684	236
^	Viterra Inc.	22,132	227
*	Chinook Energy Inc.	140,594	220

45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Atrium Innovations Inc.	15,345	202
*	Galleon Energy Inc. Class A	71,300	200
*	Transat AT Inc. Class A	23,500	172
*,^	Sino-Forest Corp.	148,706	162
*	Hanfeng Evergreen Inc.	47,600	148
*	China Gold International Resources Corp. Ltd.	47,500	143
*	Cardiome Pharma Corp.	42,600	141
*	Crew Energy Inc.	12,263	135
*	Sierra Wireless Inc.	15,550	115
	Melcor Developments Ltd.	6,600	82
*,^	Golden Star Resources Ltd.	29,900	59
*,^	Mercator Minerals Ltd.	22,900	47
*	Kinross Gold Corp. Warrants Exp. 09/18/2014	9,734	24
*	Aura Minerals Inc.	9,700	15
	Cascades Inc.	3,300	15
*	Thompson Creek Metals Co. Inc.	1,115	8
	NuVista Energy Ltd.	1,102	7
			167,088
Chile (0.6%)
	Salfacorp SA	340,839	1,056
	Sonda SA	388,014	947
	Ripley Corp. SA	705,662	747
	Vina Concha y Toro SA	376,453	743
	Parque Arauco SA	372,087	713
	Cia Sud Americana de Vapores SA	2,109,726	577
	Norte Grande SA	37,582,262	504
	Besalco SA	312,751	486
	Inversiones Aguas Metropolitanas SA	292,226	459
	Administradora de Fondos de Pensiones Provida SA	108,681	451
	Empresas La Polar SA	237,030	158
	Masisa SA	128,825	14
			6,855
China (3.4%)
	China Shanshui Cement Group Ltd.	1,453,363	1,113
	Digital China Holdings Ltd.	622,671	973
	China State Construction International Holdings Ltd.	1,054,560	812
^	Skyworth Digital Holdings Ltd.	1,496,497	791
*	Hunan Non-Ferrous Metal Corp. Ltd.	2,817,223	775
	Intime Department Store Group Co. Ltd.	538,467	773
*,^	Beijing Enterprises Water Group Ltd.	2,689,448	660
	AviChina Industry & Technology Co. Ltd.	1,483,841	650
	Daphne International Holdings Ltd.	613,996	641
	Yingde Gases	596,000	636
	Kingdee International Software Group Co. Ltd.	1,519,200	615
	Dongyue Group	764,000	592
	Sino Biopharmaceutical	1,909,796	582
	Ports Design Ltd.	323,355	577
*	Haier Electronics Group Co. Ltd.	601,221	572
	Vinda International Holdings Ltd.	468,000	531
	China Power International Development Ltd.	2,396,100	507
^	CP Pokphand Co.	4,542,000	499
	China Resources Gas Group Ltd.	341,306	496
^	Ajisen China Holdings Ltd.	347,408	493
^	China Metal Recycling Holdings Ltd.	456,000	488
	Hengdeli Holdings Ltd.	1,069,969	480
*,^	China Precious Metal Resources Holdings Co. Ltd.	2,384,000	464
	China South City Holdings Ltd.	3,282,000	461
	Henderson Investment Ltd.	6,265,000	455
^	China Lilang Ltd.	426,000	448
^	Uni-President China Holdings Ltd.	739,836	440
	Huaxin Cement Co. Ltd. Class B	200,000	436
	Shenguan Holdings Group Ltd.	804,000	432
	NVC Lighting Holdings Ltd.	959,000	416
*,^	Sino Oil And Gas Holdings Ltd.	10,930,000	410

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
^ Comba Telecom Systems Holdings Ltd.	484,675	409
^ Phoenix Satellite Television Holdings Ltd.	1,355,783	405
REXLot Holdings Ltd.	5,629,448	391
* United Energy Group Ltd.	2,935,259	389
Global Bio-Chem Technology Group Co. Ltd.	1,678,000	388
Chiho-Tiande Group Ltd.	704,000	386
TCC International Holdings Ltd.	823,000	383
First Tractor Co. Ltd.	424,832	380
Shenzhou International Group Holdings Ltd.	293,000	377
Cosco International Holdings Ltd.	854,000	365
Qingling Motors Co. Ltd.	1,312,000	361
International Mining Machinery Holdings Ltd.	355,500	357
China Medical System Holdings Ltd.	483,200	355
New World Department Store China Ltd.	529,000	353
* Anxin-China Holdings Ltd.	1,656,000	352
Tianneng Power International Ltd.	730,000	342
Yuexiu Transport Infrastructure Ltd.	720,000	311
^ China Water Affairs Group Ltd.	1,050,000	302
Inspur International Ltd.	8,585,000	299
AMVIG Holdings Ltd.	476,000	297
* Lao Feng Xiang Co. Ltd. Class B	105,600	281
^ China SCE Property Holdings Ltd.	1,368,000	281
Kingsoft Corp. Ltd.	615,000	272
Shougang Concord International Enterprises Co. Ltd.	3,877,116	269
Anhui Gujing Distillery Co. Ltd. Class B	35,300	269
* Chongqing Iron & Steel Co. Ltd.	1,508,000	258
China Singyes Solar Technologies Holdings Ltd.	468,000	256
* Tianjin Development Hldgs Ltd.	540,000	252
* Pou Sheng International Holdings Ltd.	1,626,000	249
^ VODone Ltd.	1,677,060	245
Yip's Chemical Holdings Ltd.	272,000	237
Hangzhou Steam Turbine Co. Class B	198,177	234
Xiamen International Port Co. Ltd.	1,602,000	232
Shanghai Prime Machinery Co. Ltd.	1,354,000	223
Towngas China Co. Ltd.	413,000	222
Shenji Group Kunming Machine Tool Co. Ltd.	732,000	222
Jiangsu Future Land Co. Ltd. Class B	462,450	221
China Shineway Pharmaceutical Group Ltd.	157,000	219
Minth Group Ltd.	206,219	214
Welling Holding Ltd.	1,203,600	211
Haitian International Holdings Ltd.	237,221	211
Luthai Textile Co. Ltd. Class B	249,700	210
* BYD Electronic International Co. Ltd.	562,500	201
Minmetals Land Ltd.	1,590,000	198
* Sino Union Energy Investment Group Ltd.	2,850,000	196
Wuxi Little Swan Co. Ltd. Class B	143,200	183
^ Lonking Holdings Ltd.	456,313	179
China Wireless Technologies Ltd.	1,043,178	176
Lingbao Gold Co. Ltd.	378,558	170
China Automation Group Ltd.	486,670	169
Besunyen Holdings Co. Ltd.	746,000	164
Hainan Meilan International Airport Co. Ltd.	231,000	162
* Nan Hai Corp. Ltd.	37,200,000	162
Peak Sport Products Co. Ltd.	523,756	155
Goodtop Tin International Holdings Ltd.	1,390,000	155
* China Oil and Gas Group Ltd.	2,280,000	153
Microport Scientific Corp.	270,000	153
* Shanghai Dajiang Group Class B	396,800	151
Shandong Airlines Co. Ltd.	90,400	149
* TCL Multimedia Technology Holdings Ltd.	480,000	148
Sinopec Kantons Holdings Ltd.	290,000	146
GZI Real Estate Investment Trust	312,000	143
^ China High Precision Automation Group Ltd.	401,000	141
* PetroAsian Energy Holdings Ltd.	4,460,000	141

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	China Fangda Group Co. Ltd. Class B	436,800	139
	Heng Tai Consumables Group Ltd.	2,210,000	137
	Boshiwa International Holding Ltd.	443,000	133
	China Pharmaceutical Group Ltd.	480,000	131
	Hefei Meiling Co. Ltd. Class B	286,800	130
	China Green Holdings Ltd.	417,928	130
*	Minmetals Resources Ltd.	252,127	129
	Kingway Brewery Holdings Ltd.	470,000	118
^	Silver Grant International	509,998	118
	Eastern Communications Co. Ltd. Class B	269,950	117
*	SVA Electron Co. Ltd. Class B	268,933	116
	Truly International Holdings	773,000	115
*	O-Net Communications Group Ltd.	397,000	115
*	China ITS Holdings Co. Ltd.	565,000	113
*	Sinolink Worldwide Holdings Ltd.	1,446,000	112
^	China Liansu Group Holdings Ltd.	205,000	110
	Shenzhen Accord Pharmaceutical Co. Ltd. Class B	52,900	109
*,^	BaWang International Group Holding Ltd.	952,000	108
	Shanghai Diesel Engine Co. Ltd. Class B	127,500	108
	Fiyta Holdings Ltd. Class B	73,309	108
	Shanghai Baosight Software Co. Ltd. Class B	90,870	103
	Ju Teng International Holdings Ltd.	534,000	103
	China Tontine Wines Group Ltd.	952,000	102
	Livzon Pharmaceutical Inc. Class B	51,500	99
*	Huangshan Tourism Development Co. Ltd. Class B	77,300	98
	Wafangdian Bearing Co. Ltd. Class B	150,200	97
*	Shanghai Material Trading Co. Ltd. Class B	154,300	97
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	446,000	96
*	Shanghai Erfangji Co. Ltd. Class B	254,429	96
*	Mingyuan Medicare Development Co. Ltd.	2,050,000	94
^	SRE Group Ltd.	1,800,000	93
	SYP Glass Group Co. Ltd.	139,400	90
*	Chongqing Jianshe Motorcycle Co. Ltd. Class B	284,800	86
*	Shanghai Highly Group Co. Ltd. Class B	147,000	84
*	Sino Prosper State Gold Resources Holdings Ltd.	4,930,000	83
	China Chengtong Development Group Ltd.	1,674,000	80
*	Shenzhen SEG Co. Ltd. Class B	407,600	79
	China Gas Holdings Ltd.	262,600	75
*	Changchai Co. Ltd. Class B	179,100	75
*	SGSB Group Co. Ltd. Class B	153,400	71
	Lai Fung Holdings Ltd.	2,385,000	70
	Shandong Xinhua Pharmaceutical Co. Ltd.	256,000	66
*	Hubei Sanonda Co. Ltd. Class B	178,600	66
*,^	Hi Sun Technology China Ltd.	207,724	60
	Tomson Group Ltd.	242,000	59
	Konka Group Co. Ltd. Class B	206,600	54
*	Tsann Kuen China Enterprise Co. Ltd. Class B	334,700	53
*	Chengde Dalu Co. Ltd. Class B	271,700	50
*	China Mining Resources Group Ltd.	3,384,000	49
*	Shenzhen International Enterprise Class B	38,200	49
*	China Hongxing Sports Ltd.	831,000	38
*	Coastal Greenland Ltd.	854,000	35
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	30
^	Real Gold Mining Ltd.	239,476	26
*	China Nickel Resources Holding Co. Ltd.	270,000	24
	China Everbright International Ltd.	62,810	18
	Beijing Capital Land Ltd.	38,000	10
*	China Power New Energy Development Co. Ltd.	80,000	3
	Tianjin Port Development Holdings Ltd.	1,976	—
^	Fufeng Group Ltd.	505	—
	XTEP International Holdings	379	—
*	Maoye International Holdings Ltd.	459	—
	Sinotrans Shipping Ltd.	486	—
	Dalian Port PDA Co. Ltd.	278	—

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
HKC Holdings Ltd.	460	—
		39,260
Denmark (0.6%)
* Topdanmark A/S	10,833	1,784
Sydbank A/S	60,846	1,127
GN Store Nord A/S	144,906	1,068
SimCorp A/S	3,458	593
Pandora A/S	44,177	422
ALK-Abello A/S	6,239	370
East Asiatic Co. Ltd. A/S	11,308	265
Schouw & Co.	10,765	235
D/S Norden	8,002	233
* Bang & Olufsen A/S	17,280	201
Solar A/S Class B	4,444	183
* Alm Brand A/S	85,680	124
Auriga Industries Class B	7,220	111
NKT Holding A/S	2,642	100
* Bavarian Nordic A/S	11,876	88
* Genmab A/S	9,812	57
* Jyske Bank A/S	1,404	41
* Torm A/S	16,356	18
		7,020
Egypt (0.2%)
* Amer Group Holding	1,246,391	245
South Valley Cement	374,902	224
Alexandria Mineral Oils Co.	14,921	169
* Palm Hills Developments SAE	711,899	163
Six of October Development & Investment	66,991	161
Canal Shipping Agencies Co.	128,632	146
Naeem Holding	528,467	136
Delta Sugar Co.	37,587	126
Oriental Weavers	23,058	120
Arab Cotton Ginning	184,483	91
* National Development Bank	162,587	84
* Medinet Nasr Housing	32,673	71
Heliopolis Housing	26,698	61
* Egyptian Media Production City	98,362	50
* Nile Cotton Ginning	31,192	39
		1,886
Finland (1.5%)
Elisa Oyj	108,059	2,278
Pohjola Bank plc Class A	138,734	1,595
Outotec Oyj	31,973	1,484
YIT Oyj	92,533	1,460
Orion Oyj Class B	59,425	1,237
Amer Sports Oyj Class A	79,854	1,100
Cargotec Oyj Class B	31,825	1,065
Sponda Oyj	180,246	783
Tieto Oyj	49,377	782
Kemira Oyj	52,436	718
Huhtamaki Oyj	62,197	711
Citycon Oyj	189,099	696
Tikkurila Oyj	28,366	551
Ramirent Oyj	51,692	442
* M-real Oyj Class B	194,690	422
Ahlstrom Oyj	18,474	319
Raisio plc	88,982	288
Lassila & Tikanoja Oyj	16,962	265
Cramo Oyj	19,606	233
Lemminkainen Oyj	7,746	216
Oriola-KD Oyj	67,644	188
HKScan Oyj	22,851	182
Poyry Oyj	19,414	175

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	F-Secure Oyj	22,782	68
	Konecranes Oyj	856	19
^	Stockmann OYJ Abp Class B	486	9
	Uponor Oyj	274	3
			17,289
France (2.7%)
	Neopost SA	20,796	1,582
	Etablissements Maurel et Prom	76,900	1,546
	Nexans SA	22,739	1,430
	CFAO SA	30,503	1,178
	Metropole Television SA	66,187	1,131
^	Bourbon SA	40,118	1,113
	Havas SA	258,588	1,113
	Rubis	18,138	1,031
	Mercialys SA	27,489	1,023
	Remy Cointreau SA	12,301	1,008
	Societe Immobiliere de Location pour l'Industrie et le Commerce	8,414	883
	Orpea	20,512	883
	IPSOS	26,528	868
	Virbac SA	3,711	641
	Medica SA	31,210	622
	Ingenico	15,378	608
	Mersen	15,350	599
	SA des Ciments Vicat	8,937	584
	FFP	11,341	530
	Alten Ltd.	18,239	519
	Plastic Omnium SA	18,050	502
*	Derichebourg SA	117,322	467
	Nexity SA	16,131	465
	Saft Groupe SA	14,933	454
	Beneteau SA	30,565	436
*	SOITEC	76,975	384
*	Altran Technologies SA	72,898	369
	Esso SA Francaise	3,584	369
*	UBISOFT Entertainment	60,346	361
	Eurofins Scientific	3,928	353
	Rallye SA	10,839	347
	Delachaux SA	4,632	341
	Stallergenes SA	5,193	338
	Sechilienne-Sidec	17,916	334
*	Jacquet Metal Service	23,926	333
	Societe d'Edition de Canal &	50,590	308
*	Technicolor SA	112,246	304
	Trigano SA	16,053	292
*	GameLoft SA	52,452	291
	Vilmorin & Cie	2,631	289
	Boiron SA	9,874	281
	Faiveley Transport	4,038	276
*	Manitou BF SA	13,440	270
	Sopra Group SA	3,992	253
*	Club Mediterranee	12,894	244
	Societe de la Tour Eiffel	3,899	235
	Laurent-Perrier	2,165	223
*	Bull	46,952	222
*	Boursorama	24,956	216
	Bonduelle S.C.A.	2,280	206
*	Haulotte Group SA	17,921	200
	April	10,759	187
*	Parrot SA	7,881	186
	NRJ Group	18,671	184
*,^	Theolia SA	110,109	156
*,^	Euro Disney SCA	20,708	142
	Assystem	7,796	142
*	GFI Informatique	29,918	122

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	GL Events	4,598	117
	Guerbet	1,046	103
*	Meetic SA	5,350	95
	Union Financiere de France BQE SA	3,200	95
*	Etam Developpement SA	5,008	93
	Sequana SA	13,516	83
	Maisons France Confort	2,157	77
	Pierre & Vacances	1,555	61
	Groupe Steria SCA	2,108	40
*	Spir Communication	715	27
	Seche Environnement SA	372	17
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	16
			30,798
Germany (3.5%)
*,^	SGL Carbon SE	32,249	2,004
	Symrise AG	76,273	1,974
	MTU Aero Engines Holding AG	25,400	1,701
	Aurubis AG	28,315	1,598
	ProSiebenSat.1 Media AG Prior Pfd.	73,211	1,561
	Fuchs Petrolub AG	27,516	1,299
	Wincor Nixdorf AG	21,910	1,227
	Deutsche Euroshop AG	32,689	1,197
	Freenet AG	82,736	1,067
	Douglas Holding AG	26,072	1,053
*	Sky Deutschland AG	328,813	969
	Rhoen Klinikum AG	47,088	940
^	Aixtron SE NA	65,646	929
	Leoni AG	21,563	900
*	Dialog Semiconductor plc	46,129	888
	Stada Arzneimittel AG	36,663	886
	Gerry Weber International AG	26,620	826
	Wirecard AG	51,410	818
	Vossloh AG	7,594	794
	Deutsche Wohnen AG	52,417	772
	Fuchs Petrolub AG Prior Pfd.	15,699	770
	Rational AG	3,321	765
*	Gildemeister AG	49,573	720
	Krones AG	13,818	704
	ElringKlinger AG	23,570	650
*	Deutz AG	103,478	647
*	Aareal Bank AG	31,084	623
	Alstria Office REIT-AG	47,997	615
	Pfeiffer Vacuum Technology AG	5,697	576
	Rheinmetall AG	10,214	542
	Delticom AG	4,151	463
	Draegerwerk AG & Co. KGaA Prior Pfd.	4,377	459
	Bechtle AG	11,913	444
*	KUKA AG	22,054	420
	BayWa AG	9,146	403
	GFK SE	8,551	395
	Jungheinrich AG Prior Pfd.	12,515	394
	CTS Eventim AG	11,738	388
	Kloeckner & Co. SE	25,959	387
	KWS Saat AG	1,873	382
*	Morphosys AG	15,665	382
	KSB AG Prior Pfd.	622	367
*	Roth & Rau AG	10,515	318
	H&R AG	13,764	300
*	IVG Immobilien AG	66,853	298
^	Solarworld AG	54,612	266
	Grenkeleasing AG	4,596	253
	Demag Cranes AG	2,774	226
*	Heidelberger Druckmaschinen AG	113,221	222
	Carl Zeiss Meditec AG	11,257	214

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Deutsche Beteiligungs AG	9,994	214
*,^	Air Berlin plc	56,780	208
*	Jenoptik AG	30,794	203
	Bauer AG	8,289	191
*	QSC AG	56,381	185
	Comdirect Bank AG	17,837	184
	Sixt AG	8,734	183
	Sixt AG Prior Pfd.	9,676	168
	CAT Oil AG	24,645	158
*,^	Nordex SE	25,159	156
	Praktiker AG	37,846	150
	DIC Asset AG	16,162	147
	Duerr AG	2,879	126
	Biotest AG Prior Pfd.	2,209	118
*	Patrizia Immobilien AG	21,202	116
^	Asian Bamboo AG	7,394	110
*	Q-Cells SE	98,374	98
*	Manz AG	3,015	91
*	Solar Millennium AG	23,777	75
	CropEnergies AG	10,226	75
	Indus Holding AG	2,596	68
*	Constantin Medien AG	23,248	48
	DAB Bank AG	5,604	24
			40,092
Greece (0.4%)
	Bank of Cyprus plc	703,043	963
	Titan Cement Co. SA	40,052	774
*	Mytilineos Holdings SA	109,955	508
*	Viohalco	79,461	357
	Motor Oil Hellas Corinth Refineries SA	27,379	246
	Hellenic Exchanges SA	42,204	206
*	Marfin Investment Group SA	376,113	204
	Metka SA	18,564	174
	Frigoglass SA	21,251	167
	Ellaktor SA	85,590	159
	Intralot SA-Integrated Lottery Systems & Services	78,724	113
*	Fourlis Holdings SA	25,845	111
*	Sidenor Steel Products Manufacturing Co. SA	37,024	91
	Athens Water Supply & Sewage Co. SA	20,697	85
	GEK Terna Holding Real Estate Construction SA	56,736	78
	Eurobank Properties Real Estate Investment Co.	11,421	65
			4,301
Hong Kong (1.2%)
	Luk Fook Holdings International Ltd.	264,000	1,132
	Trinity Ltd.	880,000	798
	Giordano International Ltd.	985,841	744
	Dah Chong Hong Holdings Ltd.	590,032	716
*	G-Resources Group Ltd.	11,228,279	677
^	SmarTone Telecommunications Holding Ltd.	307,500	568
	Chow Sang Sang Holdings International Ltd.	179,519	554
	Stella International Holdings Ltd.	225,591	510
	SA SA International Holdings Ltd.	657,747	391
^	Silver base Group Holdings Ltd.	363,000	387
	Vitasoy International Holdings Ltd.	512,698	361
	SOCAM Development Ltd.	375,169	358
	Singamas Container Holdings Ltd.	1,435,960	333
	Value Partners Group Ltd.	577,000	332
	Emperor Watch & Jewellery Ltd.	1,960,000	319
	IT Ltd.	502,000	313
*	China Daye Non-Ferrous Metals Mining Ltd.	5,464,000	299
	Regent Pacific Group Ltd.	9,130,000	294
	Neo-Neon Holdings Ltd.	1,471,000	251
*,^	New Times Energy Corp. Ltd.	38,730,000	242
	HKR International Ltd.	510,400	211

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Citic Telecom International Holdings Ltd.	949,000	210
Varitronix International Ltd.	441,000	201
United Laboratories International Holdings Ltd.	258,000	200
TAI Cheung Holdings	289,000	200
^ China Resources and Transportation Group Ltd.	5,600,000	199
Polytec Asset Holdings Ltd.	2,140,000	187
Pacific Textile Holdings Ltd.	324,000	182
* eSun Holdings Ltd.	946,000	178
* Apollo Solar Energy Technology Holdings Ltd.	4,758,000	168
Pacific Andes Resources Development Ltd.	905,000	157
Sunlight Real Estate Investment Trust	504,000	146
Regal Hotels International Holdings Ltd.	414,000	137
Chen Hsong Holdings	322,000	126
* China WindPower Group Ltd.	2,590,000	120
Asia Standard International Group	700,000	116
Prosperity REIT	531,000	108
Man Wah Holdings Ltd.	190,000	106
* Jinchuan Group International Resources Co. Ltd.	425,000	98
Far East Consortium International Ltd.	563,000	98
* Tom Group Ltd.	1,164,000	98
Shenglong PV-Tech Investment Co. Ltd.	43,211	96
* Dejin Resources Group Co. Ltd.	7,882,000	82
Hongkong Chinese Ltd.	426,000	67
* North Asia Resources Holdings Ltd.	980,000	55
Guangnan Holdings	376,000	50
Oriental Press Group	262,000	28
* China Renewable Energy Investment Ltd.	126,395	6
Pacific Basin Shipping Ltd.	766	—
		13,209
Hungary (0.0%)
Egis Gyogyszergyar Nyrt	2,855	232
* FHB Mortgage Bank plc	31,740	72
		304
India (2.4%)
LIC Housing Finance Ltd.	232,511	1,112
Yes Bank Ltd.	170,183	1,090
Federal Bank Ltd.	107,095	908
Petronet LNG Ltd.	241,135	796
Apollo Hospitals Enterprise Ltd.	66,674	710
United Phosphorus Ltd.	206,619	618
Tata Global Beverages Ltd.	320,286	606
Godrej Consumer Products Ltd.	64,306	575
Jindal Saw Ltd.	166,808	519
UCO Bank	322,691	496
Indian Hotels Co. Ltd.	342,433	489
IndusInd Bank Ltd.	81,831	479
CESC Ltd.	84,624	477
Indian Bank	95,725	424
Indian Overseas Bank	201,567	422
Apollo Tyres Ltd.	348,094	408
Andhra Bank	161,994	394
Syndicate Bank	171,264	379
Indraprastha Gas Ltd.	43,954	375
Amtek Auto Ltd.	141,491	369
Great Offshore Ltd.	140,095	369
Gujarat State Fertilisers & Chemicals Ltd.	37,426	363
Karnataka Bank Ltd.	195,776	359
Biocon Ltd.	48,449	348
Gujarat State Petronet Ltd.	163,117	333
Patel Engineering Ltd.	156,748	319
South Indian Bank Ltd.	655,816	318
Chambal Fertilizers & Chemicals Ltd.	167,750	309
Indiabulls Real Estate Ltd.	196,449	300
Coromandel International Ltd.	40,906	278

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
CMC Ltd.	16,600	275
Mahindra & Mahindra Financial Services Ltd.	19,761	272
Videocon Industries Ltd.	73,040	262
Opto Circuits India Ltd.	49,512	254
Bajaj Hindusthan Ltd.	325,470	254
Alstom Projects India Ltd.	23,227	252
Marico Ltd.	79,487	252
* Essar Ports Ltd.	149,470	245
* JSL Stainless Ltd.	128,147	244
SREI Infrastructure Finance Ltd.	332,641	243
Ruchi Soya Industries Ltd.	107,829	242
Engineers India Ltd.	47,425	236
* Kingfisher Airlines Ltd.	468,478	233
* Dish TV India Ltd.	150,340	233
Jammu & Kashmir Bank Ltd.	13,467	232
* Moser Baer India Ltd.	413,814	227
Motherson Sumi Systems Ltd.	58,113	222
Torrent Pharmaceuticals Ltd.	18,709	222
Triveni Engineering & Industries Ltd.	470,675	220
Bombay Dyeing & Manufacturing Co. Ltd.	24,951	219
Bajaj Finserv Ltd.	19,145	212
Monnet Ispat & Energy Ltd.	22,411	210
S Kumars Nationwide Ltd.	254,119	206
Shree Cement Ltd.	5,250	204
Gujarat Mineral Development Corp. Ltd.	56,059	201
Praj Industries Ltd.	115,383	201
* Arvind Ltd.	86,337	193
McLeod Russel India Ltd.	35,988	189
* Wockhardt Ltd.	20,670	188
* Pipavav Defence & Offshore Engineering Co. Ltd.	102,858	181
Gateway Distriparks Ltd.	59,349	181
* Religare Enterprises Ltd.	19,656	177
SRF Ltd.	27,443	171
TVS Motor Co. Ltd.	121,091	170
Chennai Petroleum Corp. Ltd.	41,815	170
* Patni Computer Systems Ltd.	24,405	168
Emami Ltd.	20,285	166
Manappuram Finance Ltd.	136,432	165
Raymond Ltd.	20,579	164
HCL Infosystems Ltd.	123,214	164
Gujarat Gas Co. Ltd.	18,581	163
* Parsvnath Developers Ltd.	98,992	162
* Hindustan Oil Exploration Co. Ltd.	63,403	154
* GVK Power & Infrastructure Ltd.	520,176	151
IVRCL Ltd.	176,773	150
Hotel Leela Venture Ltd.	185,110	148
Gujarat Narmada Valley Fertilizers Co. Ltd.	75,373	143
NCC Ltd.	128,432	139
Allahabad Bank	43,658	134
BEML Ltd.	12,338	134
Nava Bharat Ventures Ltd.	37,325	132
Shiv-Vani Oil & Gas Exploration Services Ltd.	30,867	129
Gujarat Alkalies & Chemicals	44,626	129
Gujarat NRE Coke Ltd.	249,119	126
Ballarpur Industries Ltd.	207,599	126
Educomp Solutions Ltd.	22,440	124
Hindustan Construction Co.	199,564	120
* Sun Pharma Advanced Research Co. Ltd.	70,273	119
PTC India Ltd.	79,941	115
Welspun Corp. Ltd.	50,609	111
Prakash Industries Ltd.	108,819	103
Nagarjuna Fertilizers & Chemicals	212,223	103
* Mercator Lines Ltd.	183,014	101
Usha Martin Ltd.	147,654	100

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Kesoram Industries Ltd.	38,297	99
* Deccan Chronicle Holdings Ltd.	85,047	90
* Firstsource Solutions Ltd.	393,254	89
Finolex Industries Ltd.	66,957	88
3i Infotech Ltd.	169,337	88
Ansal Properties & Infrastructure Ltd.	116,055	87
Radico Khaitan Ltd.	30,378	78
GTL Ltd.	66,043	70
Peninsula Land Ltd.	80,224	69
Maharashtra Seamless Ltd.	9,680	67
IFCI Ltd.	96,894	65
Thermax Ltd.	6,346	60
Jain Irrigation Systems Ltd.	22,615	58
IRB Infrastructure Developers Ltd.	16,647	56
* Triveni Turbine Ltd.	67,622	55
Century Textiles & Industries Ltd.	6,906	45
* Essar Shipping Ltd.	20,851	44
Aurobindo Pharma Ltd.	15,830	41
Sintex Industries Ltd.	11,990	29
Electrosteel Castings Ltd.	22,603	12
Shree Renuka Sugars Ltd.	10,356	12
		27,880
Indonesia (0.9%)
Lippo Karawaci Tbk PT	11,085,176	795
Alam Sutera Realty Tbk PT	12,382,000	601
Jasa Marga PT	1,253,580	540
* Pakuwon Jati Tbk PT	5,412,088	526
Timah Tbk PT	2,294,907	509
Bumi Serpong Damai PT	4,737,000	487
* Bhakti Investama Tbk PT	15,938,500	450
* Bakrieland Development Tbk PT	34,347,130	443
* Barito Pacific Tbk PT	4,831,541	443
* Bakrie Telecom Tbk PT	12,886,073	427
Indika Energy Tbk PT	1,327,939	422
Medco Energi Internasional Tbk PT	1,590,171	413
Ciputra Development Tbk PT	7,038,500	386
AKR Corporindo Tbk PT	1,138,000	385
Summarecon Agung Tbk PT	2,902,584	380
Gajah Tunggal Tbk PT	1,083,500	331
Holcim Indonesia Tbk PT	1,525,477	329
Bakrie Sumatera Plantations Tbk PT	9,741,000	319
Media Nusantara Citra Tbk PT	2,532,500	313
* Energi Mega Persada Tbk PT	15,700,500	286
Global Mediacom Tbk PT	3,016,500	271
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,042,025	256
* Intiland Development Tbk PT	8,819,000	251
Bank Tabungan Negara Tbk PT	1,326,500	214
Ramayana Lestari Sentosa Tbk PT	2,687,000	202
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,828,000	201
* Indah Kiat Pulp & Paper Corp. Tbk PT	135,852	15
* Bakrie and Brothers Tbk PT	1,936,488	11
* Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	1
		10,207
Ireland (1.0%)
* Governor & Co. of the Bank of Ireland	19,437,333	2,737
DCC plc	52,969	1,465
Paddy Power plc	23,392	1,287
* Kenmare Resources plc	1,578,699	1,026
Kingspan Group plc	101,952	906
C&C Group plc	208,013	838
Glanbia plc	92,971	607
Grafton Group plc	156,275	603
United Drug plc	148,369	458
Greencore Group plc	332,186	333

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	FBD Holdings plc	25,422	227
*	Aer Lingus	136,095	135
*	Independent News & Media plc	265,209	101
	Fyffes plc	147,806	81
	Total Produce plc	143,022	76
*	Smurfit Kappa Group plc	6,685	46
	C&C Group plc	11,196	45
*	Smurfit Kappa Group plc	6,094	41
			11,012
Israel (0.4%)
*	Mellanox Technologies Ltd.	22,551	715
*	EZchip Semiconductor Ltd.	18,045	646
*	Ceragon Networks Ltd.	29,934	302
	Frutarom Industries Ltd.	32,075	295
	Alony Hetz Properties & Investments Ltd.	50,153	237
*	Nitsba Holdings 1995 Ltd.	24,755	212
*	AudioCodes Ltd.	55,893	199
*	Internet Gold-Golden Lines Ltd.	12,384	198
	Phoenix Holdings Ltd.	68,324	188
	FMS Enterprises Migun Ltd.	10,399	186
*	Allot Communications Ltd.	12,504	168
	Ituran Location and Control Ltd.	11,980	155
*	Modiin - LP	1,401,913	151
*	Elco Holdings Ltd.	16,380	123
*	Alon Holdings Blue Square Israel Ltd.	20,115	120
	Amot Investments Ltd.	43,583	120
	Granite Hacarmel Investments Ltd.	75,413	118
*	Alvarion Ltd.	89,385	105
*	Retalix Ltd.	7,204	105
*	Gilat Satellite Networks Ltd.	25,869	100
*	Given Imaging Ltd.	5,308	82
*	Hadera Paper Ltd.	1,541	75
*	Elbit Imaging Ltd.	14,479	66
	Electra Ltd.	630	61
*	Delek Real Estate Ltd.	1	—
			4,727
Italy (2.0%)
^	Banca Popolare di Sondrio SCARL	201,313	1,536
	Banca Popolare dell'Emilia Romagna Scrl	173,575	1,399
	Societa Cattolica di Assicurazioni SCRL	38,504	857
	Tod's SPA	7,173	716
	Ansaldo STS SPA	66,058	699
	Azimut Holding SPA	84,994	662
	Impregilo SPA	222,811	655
	DiaSorin SPA	19,659	636
	Banca Piccolo Credito Valtellinese Scarl	212,520	616
	Danieli & C Officine Meccaniche SPA	38,484	532
	Societa Iniziative Autostradali e Servizi SPA	63,781	527
	Hera SPA	317,298	519
	Recordati SPA	59,254	516
*	Sorin SPA	233,181	487
*	Yoox SPA	33,310	477
	Piaggio & C SPA	139,201	463
	Italcementi SPA	68,968	459
	CIR-Compagnie Industriali Riunite SPA	216,272	432
	Iren SPA	352,006	426
	Cofide SPA	501,174	421
*	Saras SPA	252,099	415
	ERG SPA	32,688	402
*	Fondiaria-Sai SPA	174,941	384
*	Unipol Gruppo Finanziario SPA	926,189	380
*	Safilo Group SPA	43,974	364
	MARR SPA	32,065	344
	Banca Generali SPA	34,115	341

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Italmobiliare SPA	18,015	310
Italcementi SPA RSP	95,771	300
Benetton Group SPA	48,190	277
* Banca Popolare di Milano Scarl Rights	285,037	269
* Unipol Gruppo Finanziario SPA Prior Pfd.	877,167	265
Trevi Finanziaria Industriale SPA	23,660	264
De'Longhi SPA	23,853	261
Autostrada Torino-Milano SPA	24,389	255
Interpump Group SPA	39,229	252
* Gemina SPA	280,941	239
Astaldi SPA	38,293	225
SAES Getters SPA	35,322	209
Amplifon SPA	42,529	204
Banco di Desio e della Brianza SPA	47,474	203
* Milano Assicurazioni SPA	468,298	200
Banca Popolare di Milano Scarl	321,255	198
^ Maire Tecnimont SPA	116,175	192
Brembo SPA	17,546	187
Gruppo Editoriale L'Espresso SPA	95,893	169
Danieli & C Officine Meccaniche SPA	6,220	158
* Cam Finanziaria SPA	336,801	138
Industria Macchine Automatiche SPA	6,571	129
Zignago Vetro SPA	18,747	125
* RCS MediaGroup SPA	119,535	115
* Prelios SPA	391,130	115
* Digital Multimedia Technologies SPA	4,619	115
Ascopiave SPA	55,913	114
* DeA Capital SPA	54,287	113
Italmobiliare SPA	3,975	111
Falck Renewables SPA	97,198	111
Geox SPA	27,289	109
* Snai SPA	34,090	107
* Telecom Italia Media SPA	446,009	103
Esprinet SPA	24,928	102
Landi Renzo SPA	47,712	97
* Banca Popolare dell'Etruria e del Lazio	48,151	95
IMMSI SPA	102,006	88
Immobiliare Grande Distribuzione	56,854	85
Sabaf SPA	3,612	69
* Juventus Football Club SPA	81,052	67
Sogefi SPA	18,986	66
Cementir Holding SPA	27,624	65
* Biesse SPA	11,199	60
KME Group SPA	127,058	58
Indesit Co. SPA	2,849	19
* Interpump Group SPA Warrants Exp. 10/31/2012	2,440	2
* Tiscali SPA Warrants Exp. 12/15/2014	221,192	—
		22,680
Japan (12.7%)
Duskin Co. Ltd.	44,978	874
Anritsu Corp.	76,829	869
Shochiku Co. Ltd.	94,723	859
Sankyu Inc.	179,014	709
Nachi-Fujikoshi Corp.	125,742	697
FP Corp.	10,895	694
NET One Systems Co. Ltd.	263	684
Hitachi Zosen Corp.	502,790	680
OSG Corp.	52,994	679
Horiba Ltd.	20,814	660
Kyowa Exeo Corp.	74,723	657
* Pioneer Corp.	162,713	652
Fuyo General Lease Co. Ltd.	18,723	643
Yamagata Bank Ltd.	132,426	634
Okumura Corp.	160,213	632

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Miura Co. Ltd.	23,018	618
Fuji Oil Co. Ltd.	42,498	603
Kiyo Holdings Inc.	423,965	599
Megmilk Snow Brand Co. Ltd.	30,752	591
Nifco Inc.	22,208	579
Kaken Pharmaceutical Co. Ltd.	46,067	578
Daio Paper Corp.	75,454	567
Inaba Denki Sangyo Co. Ltd.	19,815	567
Japan Airport Terminal Co. Ltd.	42,827	567
Aica Kogyo Co. Ltd.	41,560	562
Sangetsu Co. Ltd.	20,932	547
Tadano Ltd.	81,807	546
Nakamuraya Co. Ltd.	107,000	545
Tsubakimoto Chain Co.	105,250	540
KYORIN Holdings Inc.	29,320	540
Maeda Road Construction Co. Ltd.	54,139	538
Joshin Denki Co. Ltd.	50,000	532
Sanyo Special Steel Co. Ltd.	97,472	530
Hanwa Co. Ltd.	124,415	521
Asahi Diamond Industrial Co. Ltd.	35,222	519
Zensho Holdings Co. Ltd.	41,561	519
Makino Milling Machine Co. Ltd.	76,901	510
Iwatani Corp.	147,696	510
Ship Healthcare Holdings Inc.	20,900	508
Toagosei Co. Ltd.	113,584	507
Takasago Thermal Engineering Co. Ltd.	63,716	507
Meitec Corp.	27,167	506
Tsuruha Holdings Inc.	9,900	506
Mizuno Corp.	103,782	503
Hitachi Kokusai Electric Inc.	67,038	499
SCSK Corp.	31,780	498
Mitsuboshi Belting Co. Ltd.	94,000	493
^ Kadokawa Group Holdings Inc.	15,750	491
NOF Corp.	104,202	488
Mirait Holdings Corp.	63,800	488
Nihon Kohden Corp.	20,881	487
Toei Co. Ltd.	103,648	486
Nikkiso Co. Ltd.	58,264	484
Toyo Tanso Co. Ltd.	10,410	483
Nichi-iko Pharmaceutical Co. Ltd.	20,300	479
Nichicon Corp.	40,387	477
Tamron Co. Ltd.	17,600	474
Bank of the Ryukyus Ltd.	38,519	471
Resorttrust Inc.	31,228	467
Sumitomo Warehouse Co. Ltd.	104,208	467
IBJ Leasing Co. Ltd.	20,863	467
Kureha Corp.	104,338	466
Central Glass Co. Ltd.	104,015	465
Bank of Iwate Ltd.	10,224	464
Nippon Soda Co. Ltd.	100,587	463
Nippon Flour Mills Co. Ltd.	103,404	463
Nisshin Oillio Group Ltd.	103,416	462
Calbee Inc.	10,100	460
Tokyo Seimitsu Co. Ltd.	25,323	459
Accordia Golf Co. Ltd.	617	454
Taikisha Ltd.	20,863	452
Hogy Medical Co. Ltd.	10,651	451
eAccess Ltd.	1,663	449
Fancl Corp.	32,104	448
Kappa Create Co. Ltd.	20,500	441
Musashi Seimitsu Industry Co. Ltd.	18,615	440
^ Penta-Ocean Construction Co. Ltd.	138,000	439
Ricoh Leasing Co. Ltd.	20,000	437
Fuji Soft Inc.	27,564	437

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Sanyo Chemical Industries Ltd.	67,274	435
	Tokyo Ohka Kogyo Co. Ltd.	20,873	434
	MOS Food Services Inc.	22,510	429
	Ryosan Co. Ltd.	20,879	429
	Okamoto Industries Inc.	105,000	429
	So-net Entertainment Corp.	108	428
	Hokuto Corp.	20,695	427
	Noritz Corp.	20,935	426
	Nippon Suisan Kaisha Ltd.	125,862	425
	Fujitec Co. Ltd.	84,000	425
	Daiseki Co. Ltd.	23,187	424
	FCC Co. Ltd.	20,043	423
	Morinaga Milk Industry Co. Ltd.	106,678	422
	IT Holdings Corp.	41,100	422
	Okinawa Electric Power Co. Inc.	10,340	422
	ADEKA Corp.	41,855	419
	Bank of Okinawa Ltd.	10,404	415
	Nissin Kogyo Co. Ltd.	29,301	413
	Toyo Ink SC Holdings Co. Ltd.	104,151	413
	Meidensha Corp.	108,919	410
	Hokuetsu Kishu Paper Co. Ltd.	62,221	410
	Sanki Engineering Co. Ltd.	76,000	409
	Dr Ci:Labo Co. Ltd.	76	409
	Toho Holdings Co. Ltd.	32,318	408
	Maeda Corp.	110,306	402
	Aichi Steel Corp.	76,029	400
*,^	JVC Kenwood Corp.	97,240	395
	Xebio Co. Ltd.	16,308	395
	Futaba Corp.	20,880	394
	Kyudenko Corp.	65,000	393
	Colowide Co. Ltd.	60,500	391
	Nippon Denko Co. Ltd.	72,990	389
	Pigeon Corp.	10,500	388
	Mitsui Sugar Co. Ltd.	93,000	387
	Topy Industries Ltd.	159,795	386
	San-A Co. Ltd.	10,000	385
	Nippon Light Metal Co. Ltd.	265,023	385
	Nitta Corp.	21,100	383
	Yamanashi Chuo Bank Ltd.	95,311	383
	Shimizu Bank Ltd.	10,400	383
	Cocokara fine Inc.	15,389	383
	Earth Chemical Co. Ltd.	10,415	379
	TS Tech Co. Ltd.	25,185	378
	Oiles Corp.	20,990	377
	Maruha Nichiro Holdings Inc.	208,348	376
	Izumiya Co. Ltd.	83,000	375
	Pola Orbis Holdings Inc.	14,000	374
	Arcs Co. Ltd.	21,000	374
	Sanken Electric Co. Ltd.	99,469	373
	Seikagaku Corp.	34,264	372
	Mitsui-Soko Co. Ltd.	105,000	368
	Wacom Co. Ltd.	267	368
	Shikoku Bank Ltd.	104,003	366
	Ariake Japan Co. Ltd.	21,100	366
	NSD Co. Ltd.	45,600	363
	Itoham Foods Inc.	104,000	358
	Alpine Electronics Inc.	30,474	358
	Mandom Corp.	13,879	354
	Yodogawa Steel Works Ltd.	89,113	354
	Nippon Gas Co. Ltd.	23,200	354
	Nippo Corp.	40,000	352
	Saizeriya Co. Ltd.	21,721	352
	Marudai Food Co. Ltd.	105,000	350
	Kitz Corp.	76,100	350

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
EDION Corp.	43,533	348
Geo Holdings Corp.	345	347
Toho Zinc Co. Ltd.	84,758	346
Seiren Co. Ltd.	58,000	344
Ain Pharmaciez Inc.	8,400	343
Tokai Tokyo Financial Holdings Inc.	123,432	343
Japan Vilene Co. Ltd.	82,000	341
Nichiden Corp.	10,500	340
Japan Wool Textile Co. Ltd.	42,189	340
Unipres Corp.	12,200	333
Yamazen Corp.	46,900	332
Takara Standard Co. Ltd.	45,098	330
TOMONY Holdings Inc.	82,700	328
Akebono Brake Industry Co. Ltd.	68,757	327
Fukui Bank Ltd.	112,769	326
Keihin Corp.	21,149	326
Ryobi Ltd.	80,435	325
Kyoei Steel Ltd.	18,200	322
Jaccs Co. Ltd.	97,000	320
Nichias Corp.	58,855	320
Minato Bank Ltd.	185,000	318
Daiwabo Holdings Co. Ltd.	134,761	316
Sanwa Holdings Corp.	104,637	313
Nitto Boseki Co. Ltd.	104,738	313
* Aderans Co. Ltd.	30,509	313
Megachips Corp.	22,600	312
Nagaileben Co. Ltd.	22,600	311
Nippon Signal Co. Ltd.	42,200	309
Ehime Bank Ltd.	106,000	306
Toyo Tire & Rubber Co. Ltd.	126,000	306
Valor Co. Ltd.	20,500	305
Toyo Engineering Corp.	92,000	304
Aomori Bank Ltd.	105,000	303
Sakai Chemical Industry Co. Ltd.	77,000	302
Akita Bank Ltd.	105,000	301
Tachi-S Co. Ltd.	17,600	301
Daihen Corp.	87,759	301
Nippon Carbon Co. Ltd.	102,000	300
Toyo Corp.	28,500	300
Sakata Seed Corp.	20,856	295
GMO internet Inc.	68,400	295
Nippon Chemi-Con Corp.	76,696	292
Sintokogio Ltd.	32,200	291
Nihon Parkerizing Co. Ltd.	21,596	291
Aeon Delight Co. Ltd.	14,400	290
Tomy Co. Ltd.	42,217	290
Sanden Corp.	83,000	285
Pilot Corp.	138	284
Showa Sangyo Co. Ltd.	94,000	283
AOKI Holdings Inc.	21,200	283
Japan Securities Finance Co. Ltd.	59,041	282
Bank of Nagoya Ltd.	89,121	282
Daibiru Corp.	41,487	280
Amano Corp.	33,156	279
TOKAI Holdings Corp.	54,500	276
SHO-BOND Holdings Co. Ltd.	12,300	274
Atsugi Co. Ltd.	233,000	274
HIS Co. Ltd.	10,600	274
Kohnan Shoji Co. Ltd.	15,800	274
Shibusawa Warehouse Co. Ltd.	95,000	274
Chofu Seisakusho Co. Ltd.	10,700	273
Prima Meat Packers Ltd.	209,000	273
Daifuku Co. Ltd.	52,461	272
Asahi Organic Chemicals Industry Co. Ltd.	105,000	271

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Morinaga & Co. Ltd.	114,518	271
	Doutor Nichires Holdings Co. Ltd.	22,537	269
	Toho Bank Ltd.	103,664	269
	Yorozu Corp.	11,400	269
	Eighteenth Bank Ltd.	105,000	269
	Yoshinoya Holdings Co. Ltd.	211	269
	Paris Miki Holdings Inc.	33,300	269
	Saibu Gas Co. Ltd.	108,734	268
	WATAMI Co. Ltd.	11,500	268
	Iino Kaiun Kaisha Ltd.	56,100	264
	DCM Holdings Co. Ltd.	33,000	264
	Mikuni Coca-Cola Bottling Co. Ltd.	30,400	263
	Fuji Co. Ltd.	11,900	263
	Nippon Densetsu Kogyo Co. Ltd.	26,403	262
*,^	Leopalace21 Corp.	96,000	262
	Shinko Plantech Co. Ltd.	29,300	260
	Canon Electronics Inc.	10,694	260
	Yachiyo Bank Ltd.	10,600	260
*	Sumitomo Light Metal Industries Ltd.	303,000	258
	Transcosmos Inc.	22,700	257
*	Furukawa Co. Ltd.	265,000	257
*	Oki Electric Industry Co. Ltd.	300,311	256
	Heiwado Co. Ltd.	21,000	254
	Mitsubishi Shokuhin Co. Ltd.	10,900	253
	Fujimi Inc.	21,100	253
	Kurabo Industries Ltd.	133,000	252
	Tokyo Rope Manufacturing Co. Ltd.	110,000	251
	TOC Co. Ltd.	56,900	250
	CKD Corp.	37,200	250
	Kinugawa Rubber Industrial Co. Ltd.	33,000	249
	Bank of Saga Ltd.	105,000	249
	Okamura Corp.	41,000	249
	Tokyo Tomin Bank Ltd.	21,100	245
	Oyo Corp.	24,600	245
	Nitto Kohki Co. Ltd.	10,800	245
	Noritake Co. Ltd.	76,000	242
	Asahi Holdings Inc.	12,300	242
	Nishimatsu Construction Co. Ltd.	147,000	241
*	Tokyo Dome Corp.	106,000	241
	Kato Sangyo Co. Ltd.	12,300	240
	Mie Bank Ltd.	104,000	240
	Ryoyo Electro Corp.	26,400	240
	Bic Camera Inc.	453	240
*	Unitika Ltd.	415,000	239
	Parco Co. Ltd.	31,900	239
	Avex Group Holdings Inc.	20,200	239
	Nihon Unisys Ltd.	42,200	239
	TKC	12,200	237
	Megane TOP Co. Ltd.	20,100	235
	TPR Co. Ltd.	20,100	234
	Senshukai Co. Ltd.	35,100	233
*	Iseki & Co. Ltd.	106,000	233
	Nippon Thompson Co. Ltd.	36,000	232
	Heiwa Real Estate Co. Ltd.	107,000	232
	Godo Steel Ltd.	98,000	232
	Toa Corp.	131,000	231
	Star Micronics Co. Ltd.	23,500	230
	Toshiba Plant Systems & Services Corp.	21,524	230
	Chudenko Corp.	20,900	226
*	Orient Corp.	236,500	225
	Press Kogyo Co. Ltd.	48,000	224
	Monex Group Inc.	1,466	224
	Japan Aviation Electronics Industry Ltd.	32,000	223
	Nippon Beet Sugar Manufacturing Co. Ltd.	106,000	218

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Sodick Co. Ltd.	39,500	218
	Itochu Enex Co. Ltd.	42,000	218
	Denki Kogyo Co. Ltd.	57,400	217
	Oita Bank Ltd.	76,435	217
	Nagano Bank Ltd.	106,000	215
	Mimasu Semiconductor Industry Co. Ltd.	25,600	214
*	Ishihara Sangyo Kaisha Ltd.	177,000	214
	ZERIA Pharmaceutical Co. Ltd.	13,000	214
	Kintetsu World Express Inc.	7,000	213
	Daisan Bank Ltd.	101,000	213
	Sanyo Shokai Ltd.	90,000	212
	Higashi-Nippon Bank Ltd.	105,000	212
	Gunze Ltd.	69,079	210
	Nihon Dempa Kogyo Co. Ltd.	15,300	209
	Koa Corp.	21,300	208
	Sekisui Jushi Corp.	22,000	208
	Bando Chemical Industries Ltd.	53,000	206
	Moshi Moshi Hotline Inc.	21,300	205
	NEC Networks & System Integration Corp.	13,600	204
*,^	Tobishima Corp.	208,400	204
	Max Co. Ltd.	17,000	203
*	Daiei Inc.	53,500	203
	Michinoku Bank Ltd.	105,000	203
	Toyo Construction Co. Ltd.	199,000	202
	T-Gaia Corp.	109	201
	Fuji Seal International Inc.	10,600	201
*	Mitsubishi Paper Mills Ltd.	211,000	199
	Hokuetsu Bank Ltd.	106,000	199
	Round One Corp.	27,200	199
	Idec Corp.	19,100	198
	FIDEA Holdings Co. Ltd.	75,300	197
	Riken Corp.	48,000	197
	Kanto Auto Works Ltd.	23,200	192
	Krosaki Harima Corp.	56,000	191
	Aiphone Co. Ltd.	10,900	190
	Okasan Securities Group Inc.	62,000	190
	Kisoji Co. Ltd.	10,600	190
	Nichii Gakkan Co.	19,000	190
	Shinmaywa Industries Ltd.	56,000	189
	Chiyoda Co. Ltd.	10,700	189
	Trusco Nakayama Corp.	10,200	189
	Milbon Co. Ltd.	6,050	186
	Nippon Konpo Unyu Soko Co. Ltd.	18,000	185
	Osaka Steel Co. Ltd.	11,000	185
	Aida Engineering Ltd.	37,000	185
	Mitsuba Corp.	23,000	184
	JFE Shoji Holdings Inc.	45,000	183
*	Kanematsu Corp.	216,000	182
	Alpen Co. Ltd.	10,600	182
	Nippon Shinyaku Co. Ltd.	15,571	181
	Melco Holdings Inc.	6,500	181
	AOC Holdings Inc.	31,500	181
^	Japan Drilling Co. Ltd.	5,500	180
*	Takuma Co. Ltd.	38,000	179
	Seiko Holdings Corp.	72,291	179
	Ministop Co. Ltd.	9,900	178
	Topcon Corp.	34,400	177
	Chugoku Marine Paints Ltd.	25,000	176
	Tsutsumi Jewelry Co. Ltd.	7,500	175
	Ines Corp.	26,500	173
	Shin-Etsu Polymer Co. Ltd.	36,000	172
	T RAD Co. Ltd.	47,000	171
*	Chiba Kogyo Bank Ltd.	31,400	171
	Roland Corp.	19,500	170

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Kumiai Chemical Industry Co. Ltd.	48,000	169
	Toli Corp.	93,000	167
	Cosmos Pharmaceutical Corp.	3,600	167
	Sanyo Denki Co. Ltd.	28,000	166
*	Daikyo Inc.	97,000	165
	Okabe Co. Ltd.	33,900	165
	Foster Electric Co. Ltd.	11,285	165
*	Misawa Homes Co. Ltd.	27,600	165
	Gurunavi Inc.	13,400	164
	Coca-Cola Central Japan Co. Ltd.	12,300	163
	Kato Works Co. Ltd.	63,000	162
	Nissan Shatai Co. Ltd.	18,000	161
*	SWCC Showa Holdings Co. Ltd.	170,000	161
	Denyo Co. Ltd.	11,200	160
	Uniden Corp.	41,000	160
	Dai-ichi Seiko Co. Ltd.	5,800	159
	Sasebo Heavy Industries Co. Ltd.	106,000	158
	Asahi Co. Ltd.	7,100	157
	Kanto Denka Kogyo Co. Ltd.	32,000	157
	Kitagawa Iron Works Co. Ltd.	108,000	157
	Dai-Dan Co. Ltd.	24,000	156
	ASKUL Corp.	10,900	155
	DTS Corp.	13,200	155
	Eizo Nanao Corp.	8,100	155
*	Nippon Koei Co. Ltd.	44,000	155
	Wood One Co. Ltd.	42,000	155
	SMK Corp.	47,000	155
	Daido Metal Co. Ltd.	15,000	153
*	Clarion Co. Ltd.	90,000	152
	Futaba Industrial Co. Ltd.	23,600	150
*	Showa Corp.	25,800	149
*,^	Fudo Tetra Corp.	70,600	149
	Vital KSK Holdings Inc.	18,000	149
	Nidec-Tosok Corp.	12,400	149
	Organo Corp.	19,000	149
	Towa Bank Ltd.	128,000	149
	Tsugami Corp.	27,000	149
	Toda Kogyo Corp.	20,000	148
	United Arrows Ltd.	7,600	148
	Nissin Electric Co. Ltd.	24,000	148
	Toyo Kanetsu KK	80,000	147
	Descente Ltd.	26,000	147
	Sankyo Seiko Co. Ltd.	45,097	146
	Riso Kagaku Corp.	8,500	146
	Arc Land Sakamoto Co. Ltd.	7,900	145
	Aichi Machine Industry Co. Ltd.	47,000	144
	Taiyo Holdings Co. Ltd.	5,500	144
	Toshiba Machine Co. Ltd.	29,000	144
	Sato Holding Corp.	11,800	144
	Enplas Corp.	6,700	143
	Yuasa Trading Co. Ltd.	102,000	143
	Mitsui Matsushima Co. Ltd.	81,000	142
*	Sankyo-Tateyama Holdings Inc.	112,000	141
	Morita Holdings Corp.	26,154	141
	Nippon Steel Trading Co. Ltd.	54,000	141
*	Aiful Corp.	100,000	140
	Hibiya Engineering Ltd.	14,300	140
	NEC Mobiling Ltd.	4,200	140
	Okuwa Co. Ltd.	10,000	140
	Mitsubishi Steel Manufacturing Co. Ltd.	52,000	139
	Daikokutenbussan Co. Ltd.	4,800	138
	Elematec Corp.	8,300	136
	Towa Pharmaceutical Co. Ltd.	3,100	136
*	Paramount Bed Holdings Co. Ltd.	5,700	135

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Macromill Inc.	11,500	135
Maruwa Co. Ltd.	3,100	134
Eagle Industry Co. Ltd.	12,000	134
* Janome Sewing Machine Co. Ltd.	188,000	133
Kuroda Electric Co. Ltd.	12,200	133
Token Corp.	3,690	133
Nippon Seiki Co. Ltd.	13,000	131
Hisaka Works Ltd.	11,000	130
OBIC Business Consultants Ltd.	2,650	130
PGM Holdings K K	197	129
Taiko Pharmaceutical Co. Ltd.	12,500	129
Japan Radio Co. Ltd.	53,000	128
V Technology Co. Ltd.	28	128
Nippon Ceramic Co. Ltd.	7,000	127
* Best Denki Co. Ltd.	46,000	126
Fuji Kyuko Co. Ltd.	22,000	126
Nissen Holdings Co. Ltd.	20,700	125
Ringer Hut Co. Ltd.	9,300	125
Nihon M&A Center Inc.	22	124
Tsukishima Kikai Co. Ltd.	16,000	124
Aisan Industry Co. Ltd.	13,200	123
Nippon Synthetic Chemical Industry Co. Ltd.	22,000	122
Asahi Intecc Co. Ltd.	4,800	122
Ichiyoshi Securities Co. Ltd.	20,800	120
Totetsu Kogyo Co. Ltd.	14,000	120
Sanoh Industrial Co. Ltd.	13,800	119
Taihei Dengyo Kaisha Ltd.	18,000	119
Furukawa-Sky Aluminum Corp.	40,000	118
Konishi Co. Ltd.	9,000	118
Tsukuba Bank Ltd.	35,700	118
Tokyu Livable Inc.	13,100	118
Yokohama Reito Co. Ltd.	15,800	118
Paltac Corp.	6,600	118
Belluna Co. Ltd.	14,900	116
ASKA Pharmaceutical Co. Ltd.	16,000	116
T Hasegawa Co. Ltd.	7,200	114
Achilles Corp.	82,000	114
Goldcrest Co. Ltd.	6,180	113
Corona Corp.	6,500	113
Cosel Co. Ltd.	8,100	113
Tecmo Koei Holdings Co. Ltd.	12,600	113
Fujitsu General Ltd.	19,000	112
Seika Corp.	45,000	111
Daiso Co. Ltd.	33,000	111
U-Shin Ltd.	12,600	110
Toridoll.corp	11,600	110
Nichiha Corp.	9,400	110
Taihei Kogyo Co. Ltd.	20,000	107
Takasago International Corp.	23,000	107
kabu.com Securities Co. Ltd.	38,200	107
Torii Pharmaceutical Co. Ltd.	5,700	107
Honeys Co. Ltd.	7,390	106
Shindengen Electric Manufacturing Co. Ltd.	25,000	106
Axell Corp.	4,700	106
Panasonic Electric Works SUNX Co. Ltd.	19,100	106
Gulliver International Co. Ltd.	2,390	106
Nihon Nohyaku Co. Ltd.	24,000	105
Aichi Bank Ltd.	1,900	105
Nohmi Bosai Ltd.	17,000	105
Mitsubishi Pencil Co. Ltd.	6,100	105
Union Tool Co.	5,800	104
Daiwa Industries Ltd.	21,000	104
St. Marc Holdings Co. Ltd.	2,800	104
Kojima Co. Ltd.	15,100	104

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Tatsuta Electric Wire and Cable Co. Ltd.	23,000	104
Obara Group Inc.	8,300	103
Maezawa Kasei Industries Co. Ltd.	9,600	103
Siix Corp.	8,100	103
* Shinwa Co. Ltd.	9,300	103
Shin-Kobe Electric Machinery Co. Ltd.	6,000	103
Shizuoka Gas Co. Ltd.	17,000	103
Yaoko Co. Ltd.	3,100	102
Plenus Co. Ltd.	6,600	102
* Nippon Chemiphar Co. Ltd.	26,000	101
JSP Corp.	6,900	101
Tokyu Construction Co. Ltd.	37,000	101
* Daiichi Chuo KK	75,000	101
Shikoku Chemicals Corp.	18,000	101
Kyokuto Kaihatsu Kogyo Co. Ltd.	18,600	101
Inabata & Co. Ltd.	18,500	100
Tsurumi Manufacturing Co. Ltd.	13,000	100
Hamakyorex Co. Ltd.	3,500	100
* Nippon Yakin Kogyo Co. Ltd.	57,000	100
Takihyo Co. Ltd.	18,000	99
Royal Holdings Co. Ltd.	8,800	99
Senko Co. Ltd.	26,000	99
Yushin Precision Equipment Co. Ltd.	5,100	98
Nagatanien Co. Ltd.	9,000	98
Tochigi Bank Ltd.	28,000	98
Osaki Electric Co. Ltd.	11,000	98
ST Corp.	7,500	98
Kanaden Corp.	15,000	97
Kamei Corp.	15,000	97
Piolax Inc.	4,500	97
Nitto Kogyo Corp.	8,400	97
* Matsuya Co. Ltd.	16,700	97
Atom Corp.	28,400	97
Cawachi Ltd.	5,100	97
* Kyokuyo Co. Ltd.	43,000	97
Yellow Hat Ltd.	7,500	97
Modec Inc.	5,500	96
Toa Corp.	17,000	96
Nidec Copal Electronics Corp.	15,200	96
Tokyotokeiba Co. Ltd.	70,000	96
Arnest One Corp.	9,700	96
Kyodo Printing Co. Ltd.	42,000	96
Tenma Corp.	11,000	96
* Rhythm Watch Co. Ltd.	70,000	95
Sumikin Bussan Corp.	43,000	95
Neturen Co. Ltd.	12,700	95
J-Oil Mills Inc.	33,000	95
Toyo Kohan Co. Ltd.	24,000	95
Sekisui Plastics Co. Ltd.	24,000	95
Hokkaido Gas Co. Ltd.	28,000	95
France Bed Holdings Co. Ltd.	68,000	94
Nishimatsuya Chain Co. Ltd.	12,200	94
* CMK Corp.	25,700	94
Takiron Co. Ltd.	28,000	94
GROWELL HOLDINGS Co. Ltd.	4,100	94
Takamatsu Construction Group Co. Ltd.	5,900	93
Toenec Corp.	18,000	93
Mitsuuroko Holdings Co. Ltd.	15,700	93
Zappallas Inc.	95	93
Chukyo Bank Ltd.	39,000	93
Kita-Nippon Bank Ltd.	4,000	93
Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	93
Sakata INX Corp.	21,000	92
Tomoku Co. Ltd.	35,000	92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Mars Engineering Corp.	5,800	92
As One Corp.	4,800	92
* UKC Holdings Corp.	9,500	92
Matsuda Sangyo Co. Ltd.	6,200	92
Kyokuto Securities Co. Ltd.	14,500	92
Riken Technos Corp.	30,000	92
Chugai Ro Co. Ltd.	31,000	91
Topre Corp.	9,400	91
Dwango Co. Ltd.	51	90
Nidec Copal Corp.	8,500	90
Eiken Chemical Co. Ltd.	7,100	90
Koatsu Gas Kogyo Co. Ltd.	16,000	90
Yushiro Chemical Industry Co. Ltd.	7,700	89
Daiichi Jitsugyo Co. Ltd.	22,000	89
Nippon Coke & Engineering Co. Ltd.	65,500	89
BML Inc.	3,700	89
Arakawa Chemical Industries Ltd.	10,700	89
* Fuji Electronics Co. Ltd.	6,700	88
NEC Fielding Ltd.	7,300	88
Japan Cash Machine Co. Ltd.	10,700	88
Internet Initiative Japan Inc.	24	87
Sanshin Electronics Co. Ltd.	10,400	87
Doshisha Co. Ltd.	3,500	87
Ryoden Trading Co. Ltd.	15,000	87
Shoei Co. Ltd.	11,600	85
^ Juki Corp.	38,000	85
Gakken Holdings Co. Ltd.	47,000	83
Fujimori Kogyo Co. Ltd.	5,100	82
Nittetsu Mining Co. Ltd.	20,000	81
* Fujiya Co. Ltd.	41,000	81
Japan Pulp & Paper Co. Ltd.	24,000	81
Tokyo Rakutenchi Co. Ltd.	23,000	80
Maezawa Kyuso Industries Co. Ltd.	5,900	79
Kaga Electronics Co. Ltd.	8,200	79
Nippon Valqua Industries Ltd.	31,000	78
Tocalo Co. Ltd.	3,800	77
Kentucky Fried Chicken Japan Ltd.	3,000	77
Yusen Logistics Co. Ltd.	5,700	76
Yokogawa Bridge Holdings Corp.	13,000	75
Pacific Industrial Co. Ltd.	15,000	75
Sumitomo Precision Products Co. Ltd.	11,000	71
Japan Digital Laboratory Co. Ltd.	7,500	71
Kyosan Electric Manufacturing Co. Ltd.	16,000	71
* Okura Industrial Co. Ltd.	19,000	70
Torishima Pump Manufacturing Co. Ltd.	5,000	69
* Toko Inc.	32,000	68
Shimojima Co. Ltd.	5,600	68
Shinko Shoji Co. Ltd.	8,800	68
Kanamoto Co. Ltd.	10,000	68
* Iwasaki Electric Co. Ltd.	29,000	66
EPS Co. Ltd.	31	65
Dydo Drinco Inc.	1,700	65
Nippon Sharyo Ltd.	16,000	65
Toyo Securities Co. Ltd.	43,000	64
Macnica Inc.	3,000	63
* Sumitomo Mitsui Construction Co. Ltd.	93,400	63
Nihon Yamamura Glass Co. Ltd.	27,000	62
* Raito Kogyo Co. Ltd.	14,900	62
Nomura Co. Ltd.	21,000	62
Arisawa Manufacturing Co. Ltd.	13,900	62
NS United Kaiun Kaisha Ltd.	41,000	61
Nice Holdings Inc.	30,000	61
Bunka Shutter Co. Ltd.	19,000	60
Tamura Corp.	23,000	59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Kumagai Gumi Co. Ltd.	63,000	56
Zuken Inc.	7,600	56
* Tekken Corp.	48,000	55
Inui Steamship Co. Ltd.	14,000	55
Yurtec Corp.	11,000	55
Hodogaya Chemical Co. Ltd.	16,000	52
* Hokuriku Electric Industry Co. Ltd.	32,000	50
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,000	49
Daiken Corp.	16,000	49
Aichi Corp.	12,200	49
Gun-Ei Chemical Industry Co. Ltd.	18,000	48
Kura Corp.	3,700	47
Kanto Natural Gas Development Ltd.	9,000	47
Nippon Road Co. Ltd.	18,000	46
Teikoku Electric Manufacturing Co. Ltd.	2,300	45
* Kurimoto Ltd.	30,000	45
* Nippon Metal Industry Co. Ltd.	46,000	45
Origin Electric Co. Ltd.	12,000	44
Hitachi Medical Corp.	4,000	43
Nippon Chemical Industrial Co. Ltd.	24,000	43
Mitsubishi Kakoki Kaisha Ltd.	22,000	42
Hosokawa Micron Corp.	10,000	42
Sumitomo Seika Chemicals Co. Ltd.	9,000	41
Shibaura Mechatronics Corp.	13,000	40
Jeol Ltd.	15,000	40
Namura Shipbuilding Co. Ltd.	11,700	38
* Nakayama Steel Works Ltd.	37,000	37
Meisei Industrial Co. Ltd.	15,000	37
* FDK Corp.	33,000	35
Yahagi Construction Co. Ltd.	5,200	25
Ohara Inc.	2,000	19
Stella Chemifa Corp.	500	14
		145,497
Malaysia (1.4%)
AirAsia Bhd.	1,295,762	1,628
Dialog Group Bhd.	988,853	768
Berjaya Corp. Bhd.	2,115,371	710
Malaysian Resources Corp. Bhd.	975,247	637
Media Prima Bhd.	734,840	605
Genting Plantations Bhd.	253,273	604
Kencana Petroleum Bhd.	695,600	583
Multi-Purpose Holdings Bhd.	667,144	574
Bursa Malaysia Bhd.	249,336	549
Sunway Real Estate Investment Trust	1,424,900	524
IGB Corp. Bhd.	810,073	523
SapuraCrest Petroleum Bhd.	391,815	515
Affin Holdings Bhd.	509,200	487
Kulim Malaysia Bhd.	396,236	462
Top Glove Corp. Bhd.	325,079	451
Malaysia Airports Holdings Bhd.	211,977	435
WCT Bhd.	493,643	416
DRB-Hicom Bhd.	572,727	388
Boustead Holdings Bhd.	211,675	368
* Malaysian Airline System Bhd.	757,500	360
TAN Chong Motor Holdings Bhd.	225,898	330
CapitaMalls Malaysia Trust	768,000	329
Eastern & Oriental Bhd.	648,400	296
KLCC Property Holdings Bhd.	272,799	276
Carlsberg Brewery-Malay Bhd.	121,000	276
Wah Seong Corp. Bhd.	391,736	270
OSK Holdings Bhd.	459,397	258
IJM Land Bhd.	343,100	257
Hartalega Holdings Bhd.	141,600	251
QL Resources Bhd.	259,200	240

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Lion Industries Corp. Bhd.	425,900	211
* Mulpha International Bhd.	1,519,700	199
Uchi Technologies Bhd.	475,300	193
TA Enterprise Bhd.	849,900	162
* Sunway Bhd.	190,254	145
* Scomi Group Bhd.	1,072,000	104
* Puncak Niaga Holding Bhd.	252,500	101
* Perdana Petroleum Bhd.	413,500	95
Muhibbah Engineering M Bhd.	235,900	93
* Wah Nam International Holdings Ltd.	1,086,246	92
Malaysian Bulk Carriers Bhd.	77,000	47
* Kulim Malaysia Bhd. Warrants EXP 2/27/2016	46,729	18
* WCT Bhd. Warrants Expire 02/24/2016	73,268	13
Samling Global Ltd.	206,000	12
* Sunway Bhd. Warrants Exp. 08/17/2016	38,050	7
* Pharmaniaga Bhd.	3,681	6
* Perdana Petroleum Bhd. Warrants EXP 10/26/2015	25,612	4
* Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
Supermax Corp. Bhd.	75	—
Unisem M Bhd.	80	—
KNM Group Bhd.	46	—
		15,874
Mexico (0.8%)
Coca-Cola Femsa SAB de CV	172,298	1,549
Compartamos SAB de CV	831,440	1,285
Grupo Aeroportuario del Sureste SAB de CV Class B	180,619	1,039
* Genomma Lab Internacional SAB de CV Class B	399,338	824
TV Azteca SAB de CV	1,200,054	728
* OHL Mexico SAB de CV	381,400	593
Grupo Comercial Chedraui SA de CV	199,300	480
* Industrias CH SAB de CV Class B	128,972	420
Bolsa Mexicana de Valores SAB de CV	240,100	393
* Carso Infraestructura y Construccion SAB de CV	612,000	367
* Controladora Comercial Mexicana SAB de CV	226,800	328
Grupo Aeroportuario del Centro Norte Sab de CV	155,258	262
* Gruma SAB de CV Class B	122,400	239
* Grupo Simec SAB de CV Class B	69,115	154
* Grupo Famsa SAB de CV Class A	4,457	4
		8,665
Morocco (0.0%)
Managem	1,668	343

Netherlands (1.7%)
Imtech NV	63,449	1,874
Delta Lloyd NV	86,047	1,511
Nutreco NV	22,437	1,491
Eurocommercial Properties NV	29,121	1,242
Aalberts Industries NV	68,979	1,213
ASM International NV	39,372	1,109
Wereldhave NV	13,820	1,082
Phoenix Group Holdings	110,216	922
Arcadis NV	35,808	702
Koninklijke Ten Cate NV	19,083	655
BinckBank NV	55,624	645
Mediq NV	40,517	643
Nieuwe Steen Investments NV	42,187	625
TKH Group NV	24,146	595
Vastned Retail NV	10,963	554
Sligro Food Group NV	15,103	494
Unit 4 NV	16,031	454
USG People NV	49,173	436
Heijmans NV	22,507	345
Grontmij NV	20,393	319
Koninklijke Wessanen NV	58,631	293

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Brunel International NV	7,297	262
	Accell Group	11,073	250
	Beter Bed Holding NV	12,085	249
*	Wavin NV	32,290	239
*	AMG Advanced Metallurgical Group NV	18,629	230
*	TomTom NV	41,202	206
	Kardan NV	39,139	124
	CSM	6,084	89
*	Ordina NV	43,053	77
	KAS Bank NV	5,839	72
			19,002
New Zealand (0.2%)
	Infratil Ltd.	306,435	456
	Nuplex Industries Ltd.	177,171	372
	Goodman Property Trust	411,230	325
	Freightways Ltd.	117,578	321
*	Fisher & Paykel Appliances Holdings Ltd.	850,141	310
	AMP NZ Office Ltd.	386,275	259
	Tower Ltd.	175,020	193
	Mainfreight Ltd.	22,501	176
	New Zealand Oil & Gas Ltd.	216,155	121
			2,533
Norway (1.5%)
*	Petroleum Geo-Services ASA	151,583	1,647
	TGS Nopec Geophysical Co. ASA	68,851	1,560
	Schibsted ASA	51,832	1,348
	ProSafe SE	133,180	1,007
*	Algeta ASA	25,373	884
	Kongsberg Gruppen AS	38,165	818
	Tomra Systems ASA	104,765	768
*	DNO International ASA	648,119	758
	Statoil Fuel & Retail ASA	93,806	742
	BW Offshore Ltd.	379,523	708
	Fred Olsen Energy ASA	19,844	666
	SpareBank 1 SMN	75,028	596
	Atea ASA	64,503	569
*	Archer Ltd.	134,996	568
	Cermaq ASA	45,218	502
	Norwegian Property ASA	312,201	489
*	Songa Offshore SE	115,502	462
*,^	Renewable Energy Corp. ASA	472,935	456
	Stolt-Nielsen Ltd.	17,994	356
	Opera Software ASA	67,812	305
*	Dockwise Ltd.	18,299	298
	Nordic Semiconductor ASA	105,761	263
*	Norwegian Air Shuttle AS	18,427	241
*	Siem Offshore Inc.	143,097	235
	Leroey Seafood Group ASA	15,016	232
	Frontline Ltd.	41,172	210
*	Norwegian Energy Co. AS	151,618	163
*	Norske Skogindustrier ASA	176,471	99
*	Pronova BioPharma AS	108,875	98
	Marine Harvest ASA	124,305	55
	Rem Offshore ASA	3,800	32
			17,135
Philippines (0.7%)
	Energy Development Corp.	8,149,490	1,156
	Philex Mining Corp.	1,448,881	821
	International Container Terminal Services Inc.	538,103	695
	Alliance Global Group Inc.	2,630,178	644
	DMCI Holdings Inc.	677,300	611
	Semirara Mining Corp. Class A	118,290	587
	Metro Pacific Investments Corp.	7,630,000	580

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Philippine National Bank	444,890	572
Universal Robina Corp.	490,899	541
* First Gen Corp.	1,600,168	519
Robinsons Land Corp.	1,245,025	361
Manila Water Co. Inc.	579,943	263
Megaworld Corp.	4,790,906	208
Filinvest Land Inc.	6,134,000	163
First Philippine Holdings Corp.	126,580	154
Vista Land & Lifescapes Inc.	1,389,000	97
* Philex Petroleum Corp.	157,785	24
		7,996
Poland (0.5%)
Synthos SA	879,177	1,166
Asseco Poland SA	48,378	756
* Kernel Holding SA	33,880	730
* Grupa Lotos SA	51,493	462
* Netia SA	249,470	424
Bank Millennium SA	284,056	393
^ Eurocash SA	49,136	393
Budimex SA	9,720	244
* Boryszew SA	939,998	238
PBG SA	8,570	233
* Ciech SA	36,404	157
Polnord SA	32,939	154
Polimex-Mostostal SA	280,343	142
Agora SA	24,003	111
* Cersanit SA	66,367	94
* Bioton SA	3,181,500	80
		5,777
Portugal (0.2%)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	178,749	557
Sonae	693,731	500
* Banco BPI SA	636,922	435
Portucel Empresa Produtora de Pasta e Papel SA	146,232	367
Semapa-Sociedade de Investimento e Gestao	36,380	274
* Sonae Industria SGPS SA	252,040	266
REN - Redes Energeticas Nacionais SA	43,610	126
Mota-Engil SGPS SA	70,173	100
Altri SGPS SA	56,620	92
* BANIF SGPS SA	182,975	80
Sonaecom - SGPS SA	33,082	59
		2,856
Russia (0.2%)
AK Transneft OAO Prior Pfd.	955	1,227
Vsmpo-Avisma Corp.	3,401	501
Akron JSC	9,765	404
* AvtoVAZ OAO	455,202	335
OGK-6 OAO	8,482,300	212
		2,679
Singapore (1.4%)
Suntec Real Estate Investment Trust	1,290,510	1,268
Mapletree Logistics Trust	1,696,280	1,152
SATS Ltd.	508,878	991
* Biosensors International Group Ltd.	777,004	866
Sakari Resources Ltd.	402,116	751
Ascendas India Trust	1,110,000	739
CDL Hospitality Trusts	562,388	727
Hyflux Ltd.	487,169	553
Fortune Real Estate Investment Trust	943,836	438
* Tiger Airways Holdings Ltd.	631,000	384
CSE Global Ltd.	544,759	363
Ascott Residence Trust	434,882	362
Ho Bee Investment Ltd.	340,000	345

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	GMG Global Ltd.	1,827,000	339
	Parkway Life Real Estate Investment Trust	232,485	332
1	ARA Asset Management Ltd.	301,100	312
	OSIM International Ltd.	317,000	312
	Goodpack Ltd.	227,495	303
	Raffles Medical Group Ltd.	158,000	281
	Ezion Holdings Ltd.	583,000	267
	Super Group Ltd.	220,000	262
	CapitaRetail China Trust	277,000	259
*	Gallant Venture Ltd.	1,114,000	258
^	First Resources Ltd.	227,629	255
	Cambridge Industrial Trust	681,510	251
*	LionGold Corp. Ltd.	346,000	239
	Cityspring Infrastructure Trust	785,000	234
	Frasers Centrepoint Trust	194,000	228
	Frasers Commercial Trust	347,200	218
	GuocoLeisure Ltd.	415,000	199
	K-REIT Asia	249,000	194
	Lippo Malls Indonesia Retail Trust	442,000	182
	United Engineers Ltd.	121,000	180
	Midas Holdings Ltd.	506,847	164
	Cache Logistics Trust	209,000	164
	Tat Hong Holdings Ltd.	289,000	153
	CH Offshore Ltd.	461,000	149
^	Raffles Education Corp. Ltd.	410,366	144
	UOB-Kay Hian Holdings Ltd.	117,000	143
	Synear Food Holdings Ltd.	1,392,000	142
	AIMS AMP Capital Industrial REIT	178,400	140
	K1 Ventures Ltd.	1,635,000	134
	Starhill Global REIT	234,000	112
	Hi-P International Ltd.	235,000	107
*	KS Energy Ltd.	128,000	99
	First Ship Lease Trust	329,000	79
*,^	Oceanus Group Ltd.	870,000	76
	China XLX Fertiliser Ltd.	264,000	65
^	Ezra Holdings Ltd.	15,902	12
	China Fishery Group Ltd.	330	—
*	China Milk Products Group Ltd.	140,000	—
			15,927
South Africa (0.6%)
	Brait SE	319,461	764
*	Metorex Ltd.	704,330	722
	DataTec Ltd.	107,987	544
	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,201,446	500
	Astral Foods Ltd.	26,380	392
	Blue Label Telecoms Ltd.	538,558	382
	Coronation Fund Managers Ltd.	134,598	382
*	Omnia Holdings Ltd.	36,329	362
	Emira Property Fund	224,375	344
*	Super Group Ltd.	2,276,355	249
	DRDGOLD Ltd.	367,200	242
	Eqstra Holdings Ltd.	258,943	237
	City Lodge Hotels Ltd.	23,743	189
	Cipla Medpro South Africa Ltd.	191,433	162
	EOH Holdings Ltd.	53,035	152
	Raubex Group Ltd.	82,548	135
	Clover Industries Ltd.	101,732	134
	Vukile Property Fund Ltd.	63,323	117
*	Hulamin Ltd.	124,325	111
*	Sentula Mining Ltd.	357,930	97
	Palabora Mining Co. Ltd.	6,520	94
	Merafe Resources Ltd.	151,049	18
			6,329

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
South Korea (3.9%)
	Korea Kumho Petrochemical	12,337	2,091
	Orion Corp.	2,920	1,567
	Mando Corp.	9,065	1,553
	Hyundai Marine & Fire Insurance Co. Ltd.	44,482	1,288
^	Seah Besteel Corp.	23,063	1,169
	LG International Corp.	25,411	1,122
	Korean Reinsurance Co.	75,880	1,021
	Taekwang Industrial Co. Ltd.	732	974
	SK Chemicals Co. Ltd.	13,811	884
	Hotel Shilla Co. Ltd.	25,221	849
	Kolon Industries Inc.	12,838	821
	LG Fashion Corp.	19,824	798
	Hyundai Elevator Co. Ltd.	4,897	795
	LIG Insurance Co. Ltd.	33,830	720
	Macquarie Korea Infrastructure Fund	152,465	700
*	Neowiz Games Corp.	11,339	673
	Hyundai Greenfood Co. Ltd.	47,295	636
	Poongsan Corp.	20,828	634
	SFA Engineering Corp.	13,657	629
	Meritz Fire & Marine Insurance Co. Ltd.	63,760	603
	Dong-A Pharmaceutical Co. Ltd.	7,340	601
	Young Poong Corp.	551	571
*	Asiana Airlines	77,122	553
^	Capro Corp.	22,050	535
	OCI Materials Co. Ltd.	6,383	492
*	CJ E&M Corp.	14,924	489
	CJ O Shopping Co. Ltd.	1,744	466
	CJ CGV Co. Ltd.	19,673	454
	LG Innotek Co. Ltd.	6,869	453
^	Doosan Engineering & Construction Co. Ltd.	127,480	446
	Samyang Corp.	6,101	445
	KP Chemical Corp.	31,040	438
	Fila Korea Ltd.	6,325	433
	KIWOOM Securities Co. Ltd.	8,150	431
	Sungwoo Hitech Co. Ltd.	26,076	430
	SK Gas Co. Ltd.	6,518	429
*,^	Chabio & Diostech Co. Ltd.	34,642	410
	Lock & Lock Co. Ltd.	12,719	404
	Youngone Corp.	17,534	399
*,^	LG Life Sciences Ltd.	11,392	396
^	Nexen Tire Corp.	23,010	388
*	SK Broadband Co. Ltd.	99,559	350
	Green Cross Corp.	2,259	349
	Tong Yang Securities Inc.	81,430	342
	Hana Tour Service Inc.	10,171	333
	Handsome Co. Ltd.	13,660	333
*,^	CNK International Co. Ltd.	35,374	328
	Sung Kwang Bend Co. Ltd.	20,345	319
	Huchems Fine Chemical Corp.	15,338	316
*,^	Woongjin Chemical Co. Ltd.	386,800	309
	Grand Korea Leisure Co. Ltd.	17,280	308
	Tong Yang Life Insurance	25,380	304
	Daesang Corp.	24,200	303
	POSCO Chemtech Co. Ltd.	1,762	301
	Daeduck Electronics Co.	31,010	300
	Hanjin Transportation Co. Ltd.	13,564	300
	Ilyang Pharmaceutical Co. Ltd.	9,188	280
	Hansol Paper Co.	35,760	267
	Shinsung Solar Energy Co. Ltd.	74,500	264
	S&T Dynamics Co. Ltd.	18,893	253
	S&T Daewoo Co. Ltd.	8,240	248
	Sam Young Electronics Co. Ltd.	30,560	247
*	TK Corp.	13,306	246

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Woongjin Thinkbig Co. Ltd.	16,870	242
	Hyundai Home Shopping Network Corp.	2,264	238
	E1 Corp.	5,167	236
	Youngone Holdings Co. Ltd.	6,140	235
	Samchully Co. Ltd.	2,706	233
*	Komipharm International Co. Ltd.	26,575	232
*	Hanwha General Insurance Co. Ltd.	30,870	224
	Hanssem Co. Ltd.	10,970	221
	Namyang Dairy Products Co. Ltd.	308	217
*	Hanmi Pharm Co. Ltd.	3,619	213
	Dongsuh Co. Inc.	7,489	210
	Partron Co. Ltd.	17,874	208
	Bukwang Pharmaceutical Co. Ltd.	12,880	206
	Binggrae Co. Ltd.	4,040	205
	Melfas Inc.	8,456	204
*	Dongbu HiTek Co. Ltd.	27,650	201
	Silicon Works Co. Ltd.	8,072	201
	GS Home Shopping Inc.	2,025	194
	Jeonbuk Bank	42,789	193
	Taeyoung Engineering & Construction Co. Ltd.	35,470	188
	Maeil Dairy Industry Co. Ltd.	17,854	185
*,^	Interpark Corp.	32,025	183
*	DuzonBIzon Co. Ltd.	28,860	182
	Sindoh Co. Ltd.	4,070	182
	Chong Kun Dang Pharm Corp.	9,290	180
*	SK Communications Co. Ltd.	11,449	180
	Daekyo Co. Ltd.	29,480	180
	Ottogi Corp.	1,507	177
*	Posco ICT Co. Ltd.	21,877	176
*	DMS Co. Ltd.	35,151	170
*	Korea Digital Communications Corp.	156,307	157
	Korea Electric Terminal Co. Ltd.	7,850	156
	Daeduck GDS Co. Ltd.	18,520	153
	Paradise Co. Ltd.	20,841	146
*	Insun ENT Co. Ltd.	45,650	144
	Humax Co. Ltd.	13,919	134
*	Meritz Finance Holdings Co. Ltd.	60,744	126
	Hansol Technics Co. Ltd.	5,820	125
*	Kolon Engineering & Construction Co. Ltd.	28,570	124
	KISCO Holdings Co. Ltd.	3,660	123
	Kyeryong Construction Industrial Co. Ltd.	9,250	122
*	Daewoo Motor Sales Corp.	81,560	121
	Sewon Cellontech Co. Ltd.	31,600	116
	INTOPS Co. Ltd.	6,332	105
	Kumho Electric Co. Ltd.	5,290	104
*	Eugene Investment & Securities Co. Ltd.	31,930	96
*	Woongjin Holdings Co. Ltd.	15,740	96
	Kwang Dong Pharmaceutical Co. Ltd.	30,680	92
	Youlchon Chemical Co. Ltd.	12,100	91
	Hite Holdings Co. Ltd.	9,000	89
*	Unison Co. Ltd.	17,854	84
*	Woongjin Energy Co. Ltd.	13,370	82
	Kolon Corp.	3,490	78
*	Hanmi Holdings Co. Ltd.	3,830	78
	Dae Han Flour Mills Co. Ltd.	577	74
	SSCP Co. Ltd.	20,873	70
*	Osstem Implant Co. Ltd.	5,519	58
*	Korea Line Corp.	7,800	53
	Union Steel	2,810	47
	KEPCO Plant Service & Engineering Co. Ltd.	1,625	45
	LS Industrial Systems Co. Ltd.	229	11
	KISCO Corp.	6	—
^	STX Engine Co. Ltd.	7	—
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	7	—

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Dongbu Steel Co. Ltd.	8	—
Daewoong Pharmaceutical Co. Ltd.	1	—
Hanwha Securities Co.	5	—
NH Investment & Securities Co. Ltd.	1	—
* Taihan Electric Wire Co. Ltd.	1	—
SK Securities Co. Ltd.	1	—
		44,986
Spain (1.4%)
Bolsas y Mercados Espanoles SA	53,521	1,533
Ebro Foods SA	70,909	1,437
Obrascon Huarte Lain SA	50,686	1,413
Construcciones y Auxiliar de Ferrocarriles SA	2,296	1,218
Viscofan SA	29,496	1,133
Gamesa Corp. Tecnologica SA	196,765	950
Prosegur Cia de Seguridad SA	18,800	935
Sacyr Vallehermoso SA	115,768	808
Tecnicas Reunidas SA	19,365	779
^ Abengoa SA	33,064	768
* NH Hoteles SA	155,903	763
Grupo Catalana Occidente SA	39,824	734
Melia Hotels International SA	67,751	497
Grupo Empresarial Ence SA	135,386	401
* Tubacex SA	136,399	359
Duro Felguera SA	48,147	322
* Zeltia SA	140,192	321
Faes Farma SA	129,657	265
* Deoleo SA	486,590	245
* Banco de Valencia SA	195,776	239
* Tubos Reunidos SA	96,966	230
Pescanova SA	5,479	189
* Realia Business SA	92,502	142
* Quabit Inmobiliaria SA	816,791	125
* Fersa Energias Renovables SA	108,610	121
Solaria Energia y Medio Ambiente SA	58,549	120
* Cementos Portland Valderrivas SA	8,525	118
Caja de Ahorros del Mediterraneo	42,306	82
Laboratorios Farmaceuticos Rovi SA	10,594	76
* Codere SA	5,989	68
Papeles y Cartones de Europa SA	15,999	64
Antena 3 de Television SA	809	5
		16,460
Sweden (2.0%)
Castellum AB	110,687	1,498
Meda AB Class A	146,412	1,490
Trelleborg AB Class B	169,527	1,435
Hufvudstaden AB Class A	90,005	976
NCC AB Class B	51,050	936
Fabege AB	105,738	908
JM AB	49,673	901
Nibe Industrier AB Class B	57,471	859
Peab AB	153,378	835
Wihlborgs Fastigheter AB	58,176	795
Hoganas AB Class B	24,729	788
Axis Communications AB	34,918	776
Wallenstam AB	74,349	734
Kungsleden AB	95,679	732
Lundbergforetagen AB Class B	21,436	661
Axfood AB	17,355	658
Loomis AB Class B	45,573	627
Billerud AB	79,837	620
Betsson AB	23,268	548
Hakon Invest AB	36,625	512
Saab AB Class B	25,799	497
Avanza Bank Holding AB	18,626	497

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	AarhusKarlshamn AB	16,984	458
	Klovern AB	101,864	425
	Mekonomen AB	11,178	408
	Intrum Justitia AB	24,396	400
	Oresund Investment AB	27,258	388
	AF AB	19,651	331
*	Rezidor Hotel Group AB	84,726	306
	SkiStar AB	18,357	265
*	CDON Group AB	42,326	214
	Clas Ohlson AB	15,413	189
*	BE Group AB	49,067	188
	Gunnebo AB	38,927	157
*	Active Biotech AB	32,603	146
	Haldex AB	33,534	143
^	KappAhl AB	63,231	137
*	Concentric AB	22,216	136
*	TradeDoubler AB	30,147	133
	Nordnet AB	46,846	129
*	PA Resources AB	397,685	106
*,^	Eniro AB	64,527	100
	Bure Equity AB	23,646	70
*	Nobia AB	7,679	33
			23,145
Switzerland (2.9%)
	Galenica AG	3,172	1,838
*	Dufry AG	13,334	1,427
	Helvetia Holding AG	3,851	1,407
	Valiant Holding	10,152	1,405
*	Panalpina Welttransport Holding AG	12,804	1,266
	Bucher Industries AG	7,248	1,251
	Georg Fischer AG	2,841	1,177
*	OC Oerlikon Corp. AG	162,447	973
	Bank Sarasin & Cie AG Class B	25,381	965
	Forbo Holding AG	2,031	960
	Kaba Holding AG Class B	2,329	901
*,^	Meyer Burger Technology AG	36,895	883
	Mobimo Holding AG	3,117	782
*	Rieter Holding AG	3,730	776
	Schroder ImmoPLUS	613	775
	Swisscanto CH Real Estate Fund Ifca	5,749	768
	Flughafen Zuerich AG	1,904	730
	Belimo Holding AG	395	708
*	Gategroup Holding AG	20,407	693
	Basler Kantonalbank	4,230	663
	Vontobel Holding AG	21,114	630
	Kuoni Reisen Holding AG	1,846	630
	St. Galler Kantonalbank AG	1,445	628
	Allreal Holding AG	3,836	617
	Liechtensteinische Landesbank AG	9,907	549
	Huber & Suhner AG	10,077	541
	Burckhardt Compression Holding AG	2,423	536
*	Schmolz & Bickenbach AG	65,838	535
	Tecan Group AG	8,243	520
	Valora Holding AG	2,426	504
	Swissquote Group Holding SA	10,663	449
	Schweiter Technologies AG	781	437
	Vetropack Holding AG	225	422
	Zehnder Group AG	6,838	406
	Ascom Holding AG	35,407	378
*	Petroplus Holdings AG	61,038	364
	EFG International AG	43,390	362
	Phoenix Mecano AG	682	360
	Daetwyler Holding AG	4,966	327
	Kudelski SA	31,324	324

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	AFG Arbonia-Forster Hldg	13,408	308
	Verwaltungs- und Privat-Bank AG	3,040	306
*	Autoneum Holding AG	4,137	280
	Ypsomed Holding AG	4,168	264
	Emmi AG	1,245	249
	BB Biotech AG	3,704	239
*	Zueblin Immobilien Holding AG	60,206	206
	Gurit Holding AG	332	164
	Orascom Development Holding AG	7,199	159
*	Basilea Pharmaceutica	2,946	132
	Acino Holding AG	1,265	130
*	Siegfried Holding AG	1,250	127
*	Temenos Group AG	5,458	104
	Cie Financiere Tradition SA	1,060	92
*,^	Von Roll Holding AG	22,924	80
*	Bobst Group AG	3,521	70
	Coltene Holding AG	1,633	66
	Bellevue Group AG	3,791	63
	Bachem Holding AG	1,133	53
	Charles Voegele Holding AG	442	14
			32,973
Taiwan (6.3%)
	China Life Insurance Co. Ltd.	1,441,939	1,598
	China Petrochemical Development Corp.	1,279,066	1,485
	Hiwin Technologies Corp.	153,140	1,384
	WPG Holdings Ltd.	1,120,889	1,353
	Powertech Technology Inc.	546,662	1,331
	Far Eastern Department Stores Co. Ltd.	858,330	1,312
	TSRC Corp.	471,283	1,224
	Simplo Technology Co. Ltd.	197,776	1,164
	E Ink Holdings Inc.	527,708	1,077
	Tripod Technology Corp.	374,327	974
	Nan Kang Rubber Tire Co. Ltd.	488,872	844
	Ruentex Industries Ltd.	416,629	838
	Clevo Co.	470,983	824
	Wintek Corp.	1,054,962	806
	Radiant Opto-Electronics Corp.	268,412	789
	Highwealth Construction Corp.	438,021	758
	Sino-American Silicon Products Inc.	445,945	728
	Phison Electronics Corp.	134,962	711
	Ruentex Development Co. Ltd.	542,056	646
	LCY Chemical Corp.	371,561	629
	Jih Sun Financial Holdings Co. Ltd.	1,764,416	587
	Kinsus Interconnect Technology Corp.	169,282	585
	USI Corp.	484,799	517
	China Steel Chemical Corp.	108,853	512
	Chroma ATE Inc.	252,040	503
	Standard Foods Corp.	152,731	497
	Huaku Development Co. Ltd.	210,823	495
*	Taichung Commercial Bank	1,464,336	493
	First Steamship Co. Ltd.	285,137	478
*	Via Technologies Inc.	616,962	471
	Yungtay Engineering Co. Ltd.	288,993	467
	Farglory Land Development Co. Ltd.	270,067	456
	Holtek Semiconductor Inc.	464,000	442
	Tung Ho Steel Enterprise Corp.	493,150	442
	Taiwan Surface Mounting Technology Co. Ltd.	193,767	432
	Goldsun Development & Construction Co. Ltd.	944,591	430
	Kenda Rubber Industrial Co. Ltd.	350,347	404
	Sanyang Industry Co. Ltd.	680,037	404
	Senao International Co. Ltd.	116,000	402
	Wistron NeWeb Corp.	168,359	397
	Prince Housing & Development Corp.	545,790	397
	Tainan Spinning Co. Ltd.	887,763	392

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Elan Microelectronics Corp.	394,350	392
King Yuan Electronics Co. Ltd.	1,017,195	392
Ardentec Corp.	657,206	386
CTCI Corp.	300,667	383
Phihong Technology Co. Ltd.	289,618	380
Lung Yen Life Service Corp.	122,000	378
Wei Chuan Food Corp.	333,835	372
Formosa International Hotels Corp.	25,347	370
St. Shine Optical Co. Ltd.	29,419	370
Taiwan Hon Chuan Enterprise Co. Ltd.	169,258	365
* King's Town Bank	586,193	364
Global Unichip Corp.	91,649	364
Gigabyte Technology Co. Ltd.	446,271	362
Grand Pacific Petrochemical	731,928	361
Genius Electronic Optical Co. Ltd.	49,000	361
Career Technology MFG. Co. Ltd.	233,126	360
TXC Corp.	296,877	349
Huang Hsiang Construction Co.	165,051	349
Shinkong Synthetic Fibers Corp.	1,109,416	347
Visual Photonics Epitaxy Co. Ltd.	256,947	345
Ambassador Hotel	276,519	333
Great Wall Enterprise Co. Ltd.	316,178	322
Lien Hwa Industrial Corp.	521,356	321
Taiwan Life Insurance Co. Ltd.	434,348	318
Hey Song Corp.	319,000	317
* Compeq Manufacturing Co.	790,471	311
Masterlink Securities Corp.	862,176	310
* Shining Building Business Co. Ltd.	294,098	306
Greatek Electronics Inc.	443,299	301
Taiwan Sogo Shin Kong SEC	351,000	301
Chong Hong Construction Co.	128,872	300
Dynapack International Technology Corp.	79,299	300
Kindom Construction Co.	454,000	296
Pan-International Industrial	295,533	296
Great Taipei Gas Co. Ltd.	489,000	290
Taiwan Navigation Co. Ltd.	298,000	289
WT Microelectronics Co. Ltd.	207,384	284
China Synthetic Rubber Corp.	327,562	284
Sitronix Technology Corp.	242,282	283
Radium Life Tech Co. Ltd.	313,869	282
* Ta Chong Bank Ltd.	977,933	282
Asia Polymer Corp.	203,750	276
Mercuries & Associates Ltd.	259,514	276
Kerry TJ Logistics Co. Ltd.	261,092	275
Solar Applied Materials Technology Co.	224,738	275
Gintech Energy Corp.	220,800	275
Feng TAY Enterprise Co. Ltd.	313,225	271
Shihlin Electric & Engineering Corp.	261,239	271
TTY Biopharm Co. Ltd.	83,083	268
Formosan Rubber Group Inc.	371,888	267
Hsin Kuang Steel Co. Ltd.	367,249	263
* Shihlin Paper Corp.	157,428	263
Taiwan Semiconductor Co. Ltd.	477,000	263
Cheng Loong Corp.	666,920	261
CSBC Corp. Taiwan	313,406	261
Merida Industry Co. Ltd.	107,150	257
Kinpo Electronics	966,196	247
* Gloria Material Technology Corp.	307,349	246
Wellypower Optronics Corp.	422,000	245
Infortrend Technology Inc.	243,885	243
Wah Lee Industrial Corp.	181,883	243
Neo Solar Power Corp.	300,000	239
Depo Auto Parts Ind Co. Ltd.	125,313	236
CyberTAN Technology Inc.	235,571	235

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Chin-Poon Industrial Co.	366,072	233
MIN AIK Technology Co. Ltd.	122,987	232
Universal Cement Corp.	463,000	232
Federal Corp.	438,273	230
Test-Rite International Co. Ltd.	314,067	229
YungShin Global Holding Corp.	148,617	229
BES Engineering Corp.	819,468	228
Lotes Co. Ltd.	80,000	228
Great China Metal Industry	204,000	226
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	157,000	224
Pixart Imaging Inc.	92,000	224
Sinyi Realty Co.	162,785	223
Yieh Phui Enterprise Co. Ltd.	669,026	223
National Petroleum Co. Ltd.	211,000	223
Young Fast Optoelectronics Co. Ltd.	77,000	222
ITEQ Corp.	203,874	220
Shinkong Textile Co. Ltd.	170,338	219
China Bills Finance Corp.	613,800	218
King Slide Works Co. Ltd.	50,675	218
Jentech Precision Industrial Co. Ltd.	80,268	215
* Ho Tung Chemical Corp.	369,645	207
Li Peng Enterprise Co. Ltd.	601,500	205
Taiwan Cogeneration Corp.	315,136	203
Aten International Co. Ltd.	110,260	202
Taiwan TEA Corp.	377,293	199
Makalot Industrial Co. Ltd.	87,000	197
Tsann Kuen Enterprise Co. Ltd.	91,295	195
Hung Poo Real Estate Development Corp.	229,195	193
Silitech Technology Corp.	70,993	192
Weltrend Semiconductor	326,000	192
Holy Stone Enterprise Co. Ltd.	206,672	191
* Kuoyang Construction Co. Ltd.	434,000	187
Getac Technology Corp.	340,000	187
Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	186
Kinik Co.	134,000	184
Shih Wei Navigation Co. Ltd.	181,335	184
Lite-On Semiconductor Corp.	351,000	183
Zinwell Corp.	146,099	180
Hung Sheng Construction Co. Ltd.	387,100	179
Globe Union Industrial Corp.	289,000	177
Sincere Navigation	194,000	176
* TA Chen Stainless Pipe	342,482	176
Lealea Enterprise Co. Ltd.	458,822	175
Continental Holdings Corp.	493,000	175
Ta Ya Electric Wire & Cable	650,440	174
Young Optics Inc.	58,000	172
Unizyx Holding Corp.	260,000	172
Topco Scientific Co. Ltd.	118,107	171
China Electric Manufacturing Corp.	252,000	171
King's Town Construction Co. Ltd.	234,964	170
AV Tech Corp.	57,053	170
ICP Electronics Inc.	121,214	169
Champion Building Materials Co. Ltd.	292,000	168
Long Chen Paper Co. Ltd.	537,245	167
Unity Opto Technology Co. Ltd.	209,000	167
Avermedia Technologies	192,290	166
Alpha Networks Inc.	245,919	166
Springsoft Inc.	150,000	165
Test Research Inc.	131,610	164
* WUS Printed Circuit Co. Ltd.	320,000	163
Formosa Epitaxy Inc.	260,000	163
Gold Circuit Electronics Ltd.	586,280	163
Opto Technology Corp.	400,000	161
Microbio Co. Ltd.	158,575	161

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Taiwan PCB Techvest Co. Ltd.	206,000	160
Pan Jit International Inc.	293,000	160
Long Bon International Co. Ltd.	438,000	158
Shin Zu Shing Co. Ltd.	80,000	157
Systex Corp.	132,000	156
HUA ENG Wire & Cable	539,000	155
* HannsTouch Solution Inc.	616,392	154
Solartech Energy Corp.	166,000	153
LES Enphants Co. Ltd.	139,480	152
Gigastorage Corp.	228,800	151
* Pihsiang Machinery Manufacturing Co. Ltd.	118,000	150
Unitech Printed Circuit Board Corp.	322,738	150
Taiwan Fire & Marine Insurance Co.	198,840	150
ENG Electric Co. Ltd.	61,000	147
Elite Material Co. Ltd.	187,519	146
International Games System Co. Ltd.	25,213	146
* Jess-Link Products Co. Ltd.	131,800	145
Accton Technology Corp.	274,467	145
Dynamic Electronics Co. Ltd.	357,530	143
* China General Plastics Corp.	510,000	143
Nien Hsing Textile Co. Ltd.	200,245	142
* China Manmade Fibers Corp.	400,778	142
Green Energy Technology Inc.	141,000	140
United Integrated Services Co. Ltd.	139,000	140
Firich Enterprises Co. Ltd.	129,000	139
China Chemical & Pharmaceutical Co. Ltd.	213,000	138
San Fang Chemical Industry Co. Ltd.	170,500	137
Chung Hwa Pulp Corp.	373,890	137
Asia Vital Components Co. Ltd.	197,510	136
Global Brands Manufacture Ltd.	277,899	135
L&K Engineering Co. Ltd.	159,000	134
Taiwan Mask Corp.	377,650	134
Cyberlink Corp.	57,619	133
Everlight Electronics Co. Ltd.	71,725	133
First Hotel	180,360	133
San Shing Fastech Corp.	92,000	132
* Microelectronics Technology Inc.	571,000	130
Sunrex Technology Corp.	184,000	130
Entire Technology Co. Ltd.	85,000	129
China Metal Products	161,266	129
Yeun Chyang Industrial Co. Ltd.	206,159	129
Hsing TA Cement Co.	351,000	126
Quanta Storage Inc.	190,000	125
Chia Hsin Cement Corp.	249,857	123
KEE TAI Properties Co. Ltd.	241,740	123
Taiwan Paiho Ltd.	159,050	120
* TYC Brother Industrial Co. Ltd.	270,000	119
Central Reinsurance Co. Ltd.	240,000	115
Everlight Chemical Industrial Corp.	177,100	110
Darfon Electronics Corp.	181,000	109
* Powercom Co. Ltd.	135,000	106
* Jenn Feng New Energy Co. Ltd.	106,000	105
KYE Systems Corp.	234,000	103
Sanyo Electric Taiwan Co. Ltd.	112,000	102
Southeast Cement Co. Ltd.	283,000	100
Newmax Technology Co. Ltd.	54,000	99
Tyntek Corp.	276,000	97
* Mosel Vitelic Inc.	652,000	95
Taiwan Acceptance Corp.	48,000	93
Johnson Health Tech Co. Ltd.	44,075	93
GeoVision Inc.	27,490	91
Chun Yuan Steel	215,369	89
* Concord Securities Corp.	363,324	86
Sampo Corp.	318,311	86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
ACES Electronic Co. Ltd.	49,000	84
Chinese Gamer International Corp.	32,000	83
Basso Industry Corp.	113,000	75
UPC Technology Corp.	147,068	74
* O-TA Precision Industry Co. Ltd.	106,000	71
Sheng Yu Steel Co. Ltd.	111,000	71
* E-Ton Solar Tech Co. Ltd.	181,000	71
Taiyen Biotech Co. Ltd.	80,000	69
Bank of Kaohsiung	211,470	68
AmTRAN Technology Co. Ltd.	113,691	66
Chipbond Technology Corp.	69,852	62
Richtek Technology Corp.	6,155	31
Tong Yang Industry Co. Ltd.	27,266	26
* Ruentex Development Co. Ltd. Rights Exp. xx/xx/xxxx	81,833	23
ALI Corp.	13,358	15
Walsin Technology Corp.	47,408	15
Altek Corp.	15,786	15
Elite Semiconductor Memory Technology Inc.	14,000	14
Ability Enterprise Co. Ltd.	12,257	11
Etron Technology Inc.	4,947	2
Harvatek Corp.	3,000	2
J Touch Corp.	999	1
Soft-World International Corp.	520	1
Motech Industries Inc.	311	1
Global Mixed Mode Technology Inc.	199	1
Tong-Tai Machine & Tool Co. Ltd.	480	—
Evergreen International Storage & Transport Corp.	502	—
Wafer Works Corp.	403	—
Silicon Integrated Systems Corp.	592	—
FSP Technology Inc.	254	—
Tong Hsing Electronic Industries Ltd.	56	—
* Genesis Photonics Inc.	88	—
Gemtek Technology Corp.	115	—
Taiflex Scientific Co. Ltd.	34	—
Chung Hung Steel Corp.	47	—
		71,894
Thailand (0.8%)
Big C Supercenter PCL	194,400	699
Glow Energy PCL (Foreign)	277,700	481
Bangkok Dusit Medical Services PCL	197,400	431
Tisco Financial Group PCL	331,346	368
* True Corp. PCL	3,880,000	355
* Sahaviriya Steel Industries PCL	16,000,000	351
Glow Energy PCL	198,163	343
Home Product Center PCL	1,101,714	329
Pruksa Real Estate PCL	944,100	325
Robinson Department Store PCL	293,000	314
CPN Retail Growth Leasehold Property Fund	766,535	298
Thanachart Capital PCL	368,600	293
Minor International PCL	832,485	282
Bumrungrad Hospital PCL (Foreign)	217,313	280
Quality Houses PCL	6,146,900	268
Minor International PCL (Foreign)	718,800	244
Hemaraj Land and Development PCL	3,560,800	236
Bangkok Life Assurance PCL	164,100	228
LPN Development PCL	663,200	216
Hana Microelectronics PCL (Foreign)	326,300	175
Thai Plastic & Chemical PCL (Foreign)	231,400	174
Thoresen Thai Agencies PCL	343,800	165
Tisco Financial Group PCL (Foreign)	139,500	155
Bangkok Expressway PCL (Foreign)	278,700	148
* G J Steel PCL	29,338,500	142
BTS Group Holdings PCL	6,783,100	129
Amata Corp. PCL	367,100	129

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Precious Shipping PCL	269,200	126
Samart Corp. PCL	538,400	125
Sino Thai Engineering & Construction PCL	352,800	124
LPN Development PCL	358,400	117
Dynasty Ceramic PCL	64,800	115
Major Cineplex Group PCL	290,000	113
Khon Kaen Sugar Industry PCL (Foreign)	291,200	110
* Tata Steel Thailand PCL	3,910,400	107
Italian-Thai Development PCL	869,800	104
Thanachart Capital PCL	130,500	104
TPI Polene PCL	241,700	101
Asian Property Development PCL	671,200	98
Kiatnakin Bank PCL	104,000	93
Kim Eng Securities Thailand PCL	197,500	90
Hana Microelectronics PCL	145,010	78
CalComp Electronics Thailand PCL (Foreign)	863,700	66
* Thaicom PCL	172,000	46
Asian Property Development PCL (Foreign)	311,760	46
* G J Steel PCL (Local)	8,631,900	42
CalComp Electronics Thailand PCL	534,900	41
* Regional Container Lines PCL	204,800	40
Khon Kaen Sugar Industry PCL	25,000	9
* Minor International PCL Warrants Exp. 05/18/2013	71,880	3
* Bangkokland PCL Warrants Exp. 12/30/2015	97,606	—
		9,456
Turkey (0.7%)
* TAV Havalimanlari Holding AS	162,081	781
Turk Traktor ve Ziraat Makineleri AS	35,587	662
Ulker Biskuvi Sanayi AS	199,813	634
Konya Cimento Sanayii AS	2,900	568
* Petkim Petrokimya Holding AS	405,445	554
* Akfen Holding AS	100,382	529
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	809,372	374
Turkiye Sinai Kalkinma Bankasi AS	319,955	358
Torunlar Gayrimenkul Yatirim Ortakligi AS	125,178	347
Trakya Cam Sanayi AS	213,052	341
Tekfen Holding AS	78,748	270
* Dogus Otomotiv Servis ve Ticaret AS	119,274	256
Aygaz AS	46,947	255
* Koza Anadolu Metal Madencilik Isletmeleri AS	96,186	221
Koza Altin Isletmeleri AS	15,534	213
Akmerkez Gayrimenkul Yatirim Ortakligi AS	18,078	202
* Dogan Yayin Holding AS	527,028	196
Yazicilar Holding AS Class A	34,613	187
Yapi Kredi Sigorta AS	23,169	184
Sekerbank TAS	303,343	171
* Hurriyet Gazetecilik AS	189,447	98
Anadolu Cam Sanayii AS	50,709	91
Aksa Akrilik Kimya Sanayii	33,380	86
* Vestel Elektronik Sanayi ve Ticaret A.S.	72,776	86
Albaraka Turk Katilim Bankasi AS	77,513	82
Cimsa Cimento Sanayi VE Tica	18,545	80
Akcansa Cimento AS	20,129	76
Aselsan Elektronik Sanayi Ve Ticaret AS	17,202	73
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,261	70
		8,045
United Kingdom (13.9%)
Babcock International Group plc	233,508	2,639
Pennon Group plc	227,876	2,546
Croda International plc	86,366	2,428
Informa plc	381,885	2,218
Aberdeen Asset Management plc	712,489	2,194
Travis Perkins plc	154,571	2,132
Mondi plc	248,870	1,893

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Balfour Beatty plc	468,777	1,891
* Premier Oil plc	314,221	1,850
Derwent London plc	63,846	1,738
IG Group Holdings plc	228,780	1,706
* Berkeley Group Holdings plc	84,511	1,695
Firstgroup plc	309,718	1,659
Spectris plc	77,367	1,581
Inchcape plc	298,557	1,559
Charter International plc	107,630	1,550
Persimmon plc	194,171	1,548
Provident Financial plc	86,917	1,545
Michael Page International plc	239,361	1,541
Amlin plc	332,311	1,533
Cookson Group plc	198,437	1,525
Carillion plc	273,748	1,520
Stagecoach Group plc	381,400	1,516
Hiscox Ltd.	248,053	1,516
Spirax-Sarco Engineering plc	48,284	1,483
Henderson Group plc	755,886	1,456
Rotork plc	53,913	1,454
Catlin Group Ltd.	228,020	1,450
Rightmove plc	68,340	1,430
Petropavlovsk plc	119,831	1,411
Halma plc	245,559	1,320
UBM plc	160,711	1,308
Melrose plc	240,320	1,269
* easyJet plc	221,166	1,268
Shaftesbury plc	156,359	1,264
* Imagination Technologies Group plc	171,310	1,259
* Taylor Wimpey plc	2,127,181	1,259
* Afren plc	777,504	1,230
* Centamin Egypt Ltd.	700,201	1,228
Capital & Counties Properties plc	423,107	1,221
* Telecity Group plc	126,502	1,212
National Express Group plc	327,479	1,210
Booker Group plc	1,001,717	1,206
Great Portland Estates plc	199,650	1,194
Homeserve plc	210,475	1,182
^ Jardine Lloyd Thompson Group plc	102,086	1,177
* Soco International plc	222,882	1,177
Lancashire Holdings Ltd.	101,702	1,168
* Bumi plc	96,993	1,154
* Mitchells & Butlers plc	297,001	1,144
Intermediate Capital Group plc	292,036	1,144
Ultra Electronics Holdings plc	44,497	1,135
Aveva Group plc	43,110	1,092
Victrex plc	53,141	1,081
Misys plc	223,791	1,048
Hikma Pharmaceuticals plc	95,714	1,037
Close Brothers Group plc	91,167	1,036
Electrocomponents plc	292,503	1,029
Chemring Group plc	125,346	1,026
Greene King plc	136,686	986
Home Retail Group plc	606,507	979
Hunting plc	91,653	976
* Barratt Developments plc	681,586	971
DS Smith plc	278,712	952
Mitie Group plc	235,405	950
Cable & Wireless Communications plc	1,621,393	942
* BTG plc	211,591	938
Betfair Group plc	73,737	918
TalkTalk Telecom Group plc	431,979	899
Debenhams plc	859,698	896
Cable & Wireless Worldwide plc	2,001,121	895

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	De La Rue plc	65,278	884
	Bellway plc	77,557	883
	Filtrona plc	136,472	869
	PZ Cussons plc	144,034	851
	BBA Aviation plc	298,461	850
	Spirent Communications plc	418,056	838
	Berendsen plc	110,785	825
	Britvic plc	154,067	816
	Ashtead Group plc	325,418	810
	Tullett Prebon plc	142,637	804
	Morgan Crucible Co. plc	176,937	803
	QinetiQ Group plc	428,341	803
	New World Resources plc	94,949	794
*	Howden Joinery Group plc	420,104	793
	Millennium & Copthorne Hotels plc	108,020	772
	International Personal Finance plc	175,642	771
	Hochschild Mining plc	104,694	750
	SIG plc	484,706	747
	WH Smith plc	83,113	731
	Bwin.Party Digital Entertainment plc	410,306	719
*	EnQuest plc	409,138	707
	St. James's Place plc	124,683	705
	Atkins WS plc	75,362	693
*	Sports Direct International plc	187,721	691
	Halfords Group plc	131,311	689
	F&C Commercial Property Trust Ltd.	415,627	685
	Domino Printing Sciences plc	73,899	681
	Senior plc	253,622	676
	Elementis plc	292,717	676
	Genus plc	40,499	667
	Bovis Homes Group plc	88,108	665
	Restaurant Group plc	137,895	664
	Fenner plc	121,195	661
	SDL plc	62,249	658
	Fidessa Group plc	25,208	658
	Beazley plc	322,239	650
	Micro Focus International plc	118,232	640
	London & Stamford Property plc	340,686	631
	Regus plc	514,859	625
	Jupiter Fund Management plc	165,641	623
	Go-Ahead Group plc	27,541	614
	Bodycote plc	131,125	593
	Domino's Pizza UK & IRL plc	80,628	591
	Kesa Electricals plc	355,516	588
	Cape plc	75,828	587
	Kier Group plc	25,564	577
	RPC Group plc	101,496	576
	Lamprell plc	147,541	572
	JD Wetherspoon plc	81,931	567
	Laird plc	232,617	557
	AZ Electronic Materials SA	135,550	538
	N Brown Group plc	124,635	528
*,^	Dixons Retail plc	2,775,856	527
	Interserve plc	97,814	518
	Marston's plc	332,497	517
	Renishaw plc	32,656	512
	Thomas Cook Group plc	612,807	509
	Paragon Group of Cos. plc	194,282	506
	Hansteen Holdings plc	404,654	502
	Rathbone Brothers plc	27,110	499
	Galliford Try plc	65,389	489
	ITE Group plc	160,942	485
	Greggs plc	58,158	477
	Yule Catto & Co. plc	173,841	474

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Shanks Group plc	266,027	472
	Synergy Health plc	34,918	467
	Computacenter plc	73,725	451
	Savills plc	89,662	447
	RPS Group plc	153,502	445
	Oxford Instruments plc	35,341	436
*	Heritage Oil plc	124,514	436
	Dignity plc	32,792	430
	Devro plc	108,241	428
*	Salamander Energy plc	133,859	427
	Keller Group plc	71,243	420
	F&C Asset Management plc	356,128	419
	Kcom Group plc	350,734	412
	Invista Foundation Property Trust Ltd.	690,673	410
	Dairy Crest Group plc	73,475	407
	Dechra Pharmaceuticals plc	49,365	390
	Cineworld Group plc	126,323	386
	Stobart Group Ltd.	200,363	382
*	Redrow plc	203,694	381
	Dunelm Group plc	47,097	379
	Cranswick plc	33,764	375
	CSR plc	127,855	371
	Brewin Dolphin Holdings plc	179,804	363
	Pace plc	280,952	357
	Workspace Group plc	89,872	347
	Grainger plc	255,898	345
*	Gem Diamonds Ltd.	96,106	342
*	Colt Group SA	210,450	341
	Big Yellow Group plc	78,875	331
	Anglo Pacific Group plc	74,188	321
*	Spirit Pub Co. plc	415,224	319
	Development Securities plc	94,404	294
	Euromoney Institutional Investor plc	26,978	293
	Evolution Group plc	209,897	291
	Premier Farnell plc	103,005	289
	Moneysupermarket.com Group plc	166,304	285
	Unite Group plc	99,460	282
	ST Modwen Properties plc	135,392	271
*	CLS Holdings plc	24,877	262
	Mucklow A & J Group plc	46,660	255
	Sthree plc	54,110	247
	Chesnara plc	78,991	245
	UK Commercial Property Trust Ltd.	193,510	241
	Robert Walters plc	71,191	234
	Morgan Sindall Group plc	26,144	233
	WSP Group plc	61,759	228
	Mcbride plc	102,252	224
	Speedy Hire plc	671,888	221
	Marshalls plc	147,857	204
	Robert Wiseman Dairies plc	40,361	187
	Severfield-Rowen plc	72,488	186
	Collins Stewart Hawkpoint plc	182,540	178
	Rank Group plc	74,940	167
*	Xchanging plc	152,366	167
*,^	Yell Group plc	2,757,753	160
*	Enterprise Inns plc	328,743	146
	Game Group plc	468,079	145
	Wincanton plc	110,119	128
	Smiths News plc	80,777	124
	Melrose Resources plc	60,578	109
	Picton Property Income Ltd.	145,926	97
	Helical Bar plc	30,128	96
	Daejan Holdings plc	2,070	91
*	Wolfson Microelectronics plc	46,413	87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2011

				Market
				Value
			Shares	($000)
*	Punch Taverns plc		465,718	78
	JKX Oil & Gas plc		21,954	55
*,^	Talvivaara Mining Co. plc		6,887	26
	Carpetright plc		677	5
*	Connaught plc		50,771	—

				159,016

	Total Common Stocks (Cost $1,138,128)			1,135,131

				Market
				Value
		Coupon	Shares	($000)

	Temporary Cash Investment (2.1%)
	Money Market Fund (2.1%)
2,3	Vanguard Market Liquidity Fund (Cost $24,519)	0.128%	24,519,089	24,519

	Total Investments (101.3%) (Cost $1,162,647)			1,159,650
	Other Assets and Liabilities—Net (-1.3%)[3]			(15,395)

	Net Assets (100%)			1,144,255

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $21,617,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $1,353,000, representing 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $24,519,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of

Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund: We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Funds") as of October 31, 2011 and for the year then ended and have issued our unqualified report thereon dated December 12, 2011. Our audits included audits of the Funds' schedules of investments as of October 31, 2011. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

December 12, 2011

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 7700_122011

Annual Report | October 31, 2011

Vanguard Global ex-U.S. Real Estate

Index Fund

> For the period since its inception on November 1, 2010, Vanguard Global

  ex-U.S. Real Estate Index Fund returned –8.49% for Investor Shares.

> The fund closely tracked its target benchmark despite a temporary divergence at the end of the period.

> Real estate markets in Hong Kong, China, Singapore, and India were the weakest performers for the period.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
About Your Fund’s Expenses.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Period Ended October 31, 2011
Returns
Since Inception
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares (Inception: 11/1/2010)	-8.49%
Signal® Shares (Inception: 2/10/2011)	-7.96
Institutional Shares (Inception: 4/19/2011)	-10.13
ETF Shares (Inception: 11/1/2010)
Market Price	-9.04
Net Asset Value	-8.34
S&P Global ex-U.S. Property Index	-7.43
International Real Estate Funds Average	-9.22
International Real Estate Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138;
7,720,749; 7,925,573.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
Inception Through October 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index
Fund
Investor Shares (Inception: 11/1/2010)	$20.00	$18.14	$0.174	$0.000
Signal Shares (Inception: 2/10/2011)	29.89	27.51	0.000	0.000
Institutional Shares (Inception: 4/19/2011)	102.01	91.68	0.000	0.000
ETF Shares (Inception: 11/1/2010)	49.97	45.39	0.447	0.000

1

Chairman’s Letter

Dear Shareholder,

I’m pleased to provide the first annual report for Vanguard Global ex-U.S. Real Estate Index Fund. As its name implies, the fund focuses on real estate stocks outside the United States, which accounted for about 60% of global publicly traded real estate stocks as of October 31, 2011, as measured by the S&P Global Property Index.

The Investor Shares of the Global ex-U.S. Real Estate Index Fund returned –8.49% for the period (which was one day less than a full year), as real estate stocks outside the United States followed the general slide of international stocks in the latter half of the fiscal year. The Investor Shares’ result was ahead of the –9.22% average return of peer-group funds.

The fund closely tracked the performance of the Standard & Poor’s Global ex-U.S. Property Index for the period, as is its mandate. This may not be readily apparent because of an adjustment made at the end of the period to take into account stock-pricing discrepancies arising from time zone differences. The adjustment, which protects fund shareholders and is required by the U.S. Securities and Exchange Commission, caused the fund’s reported

2

returns to diverge from its benchmark’s results. (Please see the text box on page 6 for more on fair-value pricing.)

For the markets, an anxious 12 months

International stock markets returned a combined –4.66% for the period, as stock prices retreated in Europe and in the Pacific region’s developed and emerging markets, where growth has moderated.

By contrast, U.S. stock indexes ended the 12 months with solid returns, though the gains were shadowed by anxiety. This turbulence was so pronounced, in fact, that a one-month change in the start date would have yielded a very different perspective on performance. For the 12 months through October 31, the broad U.S. stock market returned 7.67%. For the 12 months ended September 30, however, the return was a mere 0.31%.

Unsteady yields reflected fast-changing sentiment

Taxable U.S. bonds produced strong returns and municipal bonds solid but unspectacular results, though as in the stock market, investor sentiment was volatile. The yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, began the 12 months at 2.61%, drifted higher as the economic expansion seemed to gather steam, then fluttered lower to close the period at 2.17%. The decline in Treasury yields (and rise in prices) was driven by Europe’s sovereign-debt dramas, underwhelming

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	12.22%	0.54%
Russell 2000 Index (Small-caps)	6.71	12.87	0.68
Dow Jones U.S. Total Stock Market Index	7.67	12.58	0.90
MSCI All Country World Index ex USA (International)	-4.66	12.92	-0.37

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.00%	8.87%	6.41%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	3.78	8.31	4.80
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.15	1.53

CPI
Consumer Price Index	3.53%	1.49%	2.33%

3

economic reports, and a flight to safety that was prompted, paradoxically, by a rating agency’s decision to downgrade the U.S. government debt. Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.

Taxable investment-grade bonds returned 5.00% for the full 12 months. It’s important to note, of course, that as yields decline, the opportunity for similarly strong returns diminishes. The broad municipal market returned 3.78%. The returns on money market instruments hovered near 0%, consistent with the Federal Reserve Board’s target for short-term interest rates.

Some Asian markets were the weakest performers

Although most countries represented in the real estate stock index tracked by the Global ex-U.S. Real Estate Index Fund produced negative returns for the period, there were bright spots among a handful of developed countries.

Real estate stocks in Australia contributed the most to the fund’s return, helped in part by the strong Australian dollar. Other significant contributors to the fund’s return were scattered around the world: Canada, Switzerland, Japan, the United Kingdom, and Sweden.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Signal	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.50%	0.35%	0.30%	0.35%	1.52%

The fund expense ratios shown are from the prospectus dated October 13, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through October 31, 2011, the fund’s annualized expense ratios were 0.50% for Investor Shares, 0.35% for Signal
Shares, 0.30% for Institutional Shares, and 0.35% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc.
and captures information through year-end 2010.

Peer group: International Real Estate Funds.

4

But these positive contributions were overwhelmed by results elsewhere, in both developed and developing countries. The weakest-performing real estate market was Hong Kong, one of the two largest markets represented in the index.

(The other was Japan.) Hong Kong was responsible for a large portion of the fund’s decline, roughly equal to the combined negative result from three emerging market countries, China, Singapore, and India.

Returns in many emerging market economies have been influenced by inflationary pressures and the responses of their central banks, which have tightened their money supplies and pushed up interest rates. Higher lending rates typically act as a drag on the returns of real estate companies.

The global real estate market was also affected during the period by investor anxiety over Europe’s sovereign debt. And there were concerns about the fiscal outlook in the United States putting additional pressure on property prices.

Balance and diversification can serve as risk-control tools

During the fiscal year, real estate stocks outside the United States were on a downward slide while domestic real estate investment trusts were climbing. In other time periods, these results can easily be reversed.

The point, of course, is that domestic and international stocks—real estate or otherwise—don’t always rise and fall in sync with each other. The same holds true for stocks, bonds and “cash” investments, such as money market funds.

This divergence is a good thing for long-term investors, who can take advantage of this basic market characteristic to reduce portfolio risk. While you can’t count on knowing for certain what the markets will do next, you can seek to diversify your portfolio (among domestic and international stocks, for example) to reduce the impact of unwanted surprises, and you can help control the risk level of your portfolio through your mix of stocks, bonds, and cash.

The largest markets for real estate stocks
around the world
(as of October 31, 2011)

United States	40%
Japan	11
Hong Kong	10
Australia	8
Singapore	5
United Kingdom	4
China	4
France	3
Canada	2
Other	13
Source: S&P Global Property Index.

5

Vanguard Global ex-U.S. Real Estate Index Fund can play an important role in such a balanced and diversified portfolio.

Thank you for entrusting your
assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 18, 2011

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m.,
Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of October 31, 2011

Share-Class Characteristics
	Investor	Signal	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VGXRX	VGRLX	VGRNX	VNQI
Expense Ratio[1]	0.50%	0.35%	0.30%	0.35%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	450	442
Median Market Cap	$4.8B	$4.8B
Price/Earnings Ratio	8.4x	8.5x
Price/Book Ratio	1.0x	1.0x
Return on Equity	9.3%	9.3%
Earnings Growth Rate	4.6%	4.6%
Dividend Yield	3.9%	3.9%
Turnover Rate	7%	—
Short-Term Reserves	0.0%	—

Ten Largest Holdings (% of total net assets)
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	3.8%
Sun Hung Kai Properties	Diversified Real
Ltd.	Estate Activities	3.7
Unibail-Rodamco SE	Retail REITs	3.3
Cheung Kong Holdings	Real Estate
Ltd.	Development	3.1
Westfield Group	Retail REITs	3.1
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.5
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	1.6
Land Securities Group
plc	Diversified REITs	1.5
Stockland	Diversified REITs	1.4
Link REIT	Retail REITs	1.4
Top Ten		25.4%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated October 13, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through October 31, 2011, the annualized expense ratios were 0.50% for Investor Shares, 0.35% for Signal Shares,
0.30% for Institutional Shares, and 0.35% for ETF Shares.

7

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)

		S&P
		Global
		ex-U.S.
		Property
	Fund	Incex
Europe
United Kingdom	7.4%	7.3%
France	5.8	5.8
Switzerland	1.9	1.9
Netherlands	1.7	1.7
Sweden	1.6	1.6
Austria	1.2	1.2
Germany	1.2	1.1
Other	1.5	1.7
Subtotal	22.3%	22.3%
Pacific
Japan	18.4%	18.6%
Hong Kong	16.1	16.8
Australia	12.9	12.9
Singapore	7.6	7.4
Other	0.5	0.5
Subtotal	55.5%	56.2%
Emerging Markets
China	6.4%	6.0%
South Africa	2.3	2.3
Brazil	2.2	2.2
Taiwan	1.2	1.2
Malaysia	1.1	1.1
Indonesia	1.0	1.0
Philippines	1.0	1.0
Other	2.3	2.0
Subtotal	17.5%	16.8%
Middle East	0.7%	0.7%
North America
Canada	4.0%	4.0%

8

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 1, 2010, Through October 31, 2011
Initial Investment of $10,000

	Total Returns
	Periods Ended October 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund
Investor Shares	-8.95%	$9,105
– – – – S&P Global ex-U.S. Property Index	-7.43	9,527
International Real Estate Funds
Average	-9.22	9,078
International Real Estate Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $10,000
	(2/10/2011)	Investment
Global ex-U.S. Real Estate Index
Fund Signal Shares	-8.42%	$9,158
S&P Global ex-U.S. Property Index	-6.85	9,315
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Period Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

9

Global ex-U.S. Real Estate Index Fund

	Total Returns
	Periods Ended October 31, 2011
	Since	Final Value
	Inception	of a $5,000,000
	(4/19/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Institutional Shares	-10.58%	$4,471,237
S&P Global ex-U.S. Property Index	-8.76	4,562,107
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $10,000
	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund
ETF Shares Net Asset Value	-8.34%	$9,166
S&P Global ex-U.S. Property Index	-7.43	9,257
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 1, 2010, Through October 31, 2011

Since
Inception
(11/1/2010)
Global ex-U.S. Real Estate Index Fund
ETF Shares Market Price	-9.04%
Global ex-U.S. Real Estate Index Fund
ETF Shares Net Asset Value	-8.34
S&P Global ex-U.S. Property Index	-7.43
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Period Total Returns (%): November 1, 2010, Through October 31, 2011

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Period Total Returns chart is not adjusted for fees.

10

Global ex-U.S. Real Estate Index Fund

Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Investor Shares	11/1/2010	-16.97%
Fee-Adjusted Returns		-17.38
Signal Shares	2/10/2011	-16.49
Fee-Adjusted Returns		-16.91
Institutional Shares	4/19/2011	-18.46
Fee-Adjusted Returns		-18.87
ETF Shares	11/1/2010
Market Price		-17.68
Net Asset Value		-16.84

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Period Total Returns chart is not adjusted for fees.

11

Global ex-U.S. Real Estate Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Australia (12.8%)
	Westfield Group	1,055,628	8,498
	Stockland	1,185,867	3,916
	Westfield Retail Trust	1,399,294	3,729
	GPT Group	851,521	2,810
	CFS Retail Property Trust	1,168,480	2,228
	Mirvac Group	1,699,557	2,226
	Dexus Property Group	2,408,035	2,142
	Goodman Group	3,275,359	2,128
	Lend Lease Group	258,810	2,106
	Commonwealth Property
	Office Fund	1,223,408	1,193
	Investa Office Fund	1,406,922	920
	Charter Hall Office REIT	204,400	725
	Charter Hall Retail REIT	132,728	455
	BWP Trust	193,830	339
	Australand Property Group	117,752	321
	Cromwell Property Group	395,797	285
	Abacus Property Group	127,198	253
	Charter Hall Group	121,653	250
	FKP Property Group	341,949	176
*	Centro Retail Group	603,749	173
	ALE Property Group	74,195	157
	Aspen Group	305,343	132
	Challenger Diversified
	Property Group	213,202	116
	Peet Ltd.	87,685	112
*	Sunland Group Ltd.	96,879	91
*	Tishman Speyer Office
	Fund	126,201	73
	Astro Japan Property
	Group	30,059	68
			35,622
Austria (1.2%)
	IMMOFINANZ AG	530,393	1,742
*	CA Immobilien Anlagen
	AG	39,535	506

	Atrium European Real
	Estate Ltd.	94,489	476
	Conwert Immobilien
	Invest SE	33,442	456
*	S IMMO AG	27,321	160
			3,340
Belgium (0.7%)
	Cofinimmo	6,948	847
	Befimmo SCA Sicafi	7,039	539
	Warehouses De Pauw SCA	4,655	244
	Aedifica	3,489	210
	Intervest Offices	3,384	91
			1,931
Brazil (2.2%)
	BR Malls Participacoes SA	211,200	2,294
	BR Properties SA	83,666	846
	Multiplan Empreendimentos
	Imobiliarios SA	41,300	834
	Iguatemi Empresa de
	Shopping Centers SA	14,493	282
	Jereissati Participacoes
	SA Prior Pfd.	334,676	281
	Brasil Brokers
	Participacoes
	SA	65,896	267
	Aliansce Shopping
	Centers SA	35,387	263
	Direcional Engenharia SA	36,222	190
*	Sao Carlos Empreendimentos
	e Participacoes SA	14,400	183
	Sonae Sierra Brasil SA	12,683	168
	Cyrela Commercial
	Properties SA
	Empreendimentos e
	Participacoes	17,400	159
	JHSF Participacoes SA	39,627	102
*	BHG SA - Brazil Hospitality
	Group	10,070	102
*	General Shopping Brasil SA	10,302	72
			6,043

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Canada (4.0%)
	Brookfield Office
	Properties Inc.	107,945	1,772
^	RioCan REIT	65,605	1,665
^	H&R REIT	38,716	846
^	Calloway REIT	25,106	662
^	Boardwalk REIT	12,732	622
^	Canadian REIT	16,139	574
	First Capital Realty Inc.	34,021	555
	Dundee REIT	15,010	497
	Primaris Retail REIT	19,218	398
	Canadian Apartment
	Properties REIT	18,925	384
^	Cominar REIT	15,726	356
	Allied Properties REIT	12,359	300
^	Chartwell Seniors Housing
	REIT	35,805	279
	Artis REIT	20,842	276
	Killam Properties Inc.	22,614	243
	Morguard Corp.	3,047	218
	Morguard REIT	14,217	216
	Northern Property REIT	7,245	209
	Canmarc Canada REIT	12,662	164
	Transglobe Apartment REIT 13,843		159
^	Extendicare REIT	20,023	150
	Brookfield Office Properties
	Canada	6,262	142
	Crombie REIT	9,240	123
	Whiterock REIT	8,124	107
	NorthWest Healthcare
	Properties REIT	8,327	95
^	InnVest REIT	22,638	94
	Melcor Developments Ltd.	6,260	78
			11,184
Chile (0.1%)
	Parque Arauco SA	220,030	422

China (6.4%)
^	China Overseas Land &
	Investment Ltd.	1,914,550	3,543
^	China Resources Land
	Ltd.	1,006,127	1,473
^	Country Garden Holdings
	Co. Ltd.	2,870,388	1,137
^	Evergrande Real Estate
	Group Ltd.	2,413,921	1,044
^	Longfor Properties Co. Ltd.	621,117	796
^	Sino-Ocean Land Holdings
	Ltd.	1,780,891	790
	China Vanke Co. Ltd.
	Class B	655,602	735
^	Shimao Property Holdings
	Ltd.	693,164	677
	Soho China Ltd.	929,045	662
^	Agile Property Holdings Ltd.	640,586	577

^	Renhe Commercial
	Holdings Co. Ltd.	4,118,323	577
^	Guangzhou R&F
	Properties Co. Ltd.	508,609	494
^	Shui On Land Ltd.	1,332,529	413
	Yuexiu Property Co. Ltd.	2,600,241	401
	Franshion Properties
	China Ltd.	1,706,054	350
	Shanghai Lujiazui Finance
	& Trade Zone
	Development Co. Ltd.
	Class B	245,000	295
	KWG Property Holding Ltd.	634,158	274
*,^	United Energy Group Ltd.	2,039,581	270
	New World China Land Ltd. 978,068		223
	Tian An China Investment	408,761	216
	Shenzhen Investment Ltd.	998,077	213
^	Hopson Development
	Holdings Ltd.	319,710	199
	Greentown China Holdings
	Ltd.	304,237	195
*,^	Kaisa Group Holdings Ltd.	916,671	185
*	Sunac China Holdings Ltd.	736,829	166
	Silver Grant International	712,216	165
	GZI REIT	340,516	156
	Jiangsu Future Land Co.
	Ltd. Class B	320,500	153
	China South City Holdings
	Ltd.	981,111	138
	Beijing Capital Land Ltd.	507,034	129
*	Shanghai Industrial Urban
	Development Group Ltd.	690,799	129
	China SCE Property
	Holdings Ltd.	602,805	124
	Powerlong Real Estate
	Holdings Ltd.	683,139	104
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	135,700	101
	China Merchants Property
	Development Co. Ltd.
	Class B	70,500	98
	Fantasia Holdings Group
	Co. Ltd.	856,443	89
	Tomson Group Ltd.	341,388	83
	Yuzhou Properties Co.	299,988	78
*	Sinolink Worldwide
	Holdings Ltd.	952,643	74
	Lai Fung Holdings Ltd.	2,346,646	69
	China Aoyuan Property
	Group Ltd.	576,707	68
	Beijing North Star Co. Ltd.	378,130	61
	SRE Group Ltd.	1,157,863	60
			17,784

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Denmark (0.0%)
	Jeudan A/S	814	56
*	TK Development	17,863	49
			105
Egypt (0.2%)
*	Talaat Moustafa Group	510,363	308
*	Amer Group Holding	974,516	191
	Six of October Development
	& Investment	27,961	67
*	Medinet Nasr Housing	24,401	53
*	Palm Hills Developments
	SAE	212,576	49
			668
Finland (0.3%)
	Sponda Oyj	120,589	524
	Citycon Oyj	73,697	271
	Technopolis plc	31,041	146
			941
France (5.8%)
	Unibail-Rodamco SE	45,645	9,075
	Klepierre	46,421	1,447
	Fonciere Des Regions	19,478	1,435
	Gecina SA	13,039	1,290
	ICADE	11,507	1,030
	Mercialys SA	22,334	832
	Societe Immobiliere de
	Location pour l’Industrie
	et le Commerce	4,271	448
	ANF Immobilier	5,597	235
	Societe de la Tour Eiffel	2,941	177
	Altarea	719	129
			16,098
Germany (1.2%)
	Deutsche Euroshop AG	21,924	803
	Deutsche Wohnen AG	40,792	601
*	GSW Immobilien AG	12,483	405
	Alstria Office REIT-AG	27,906	358
	GAGFAH SA	44,039	282
*	TAG Immobilien AG	25,546	218
*	IVG Immobilien AG	44,861	200
	Hamborner REIT AG	17,417	152
	DIC Asset AG	13,975	127
*	Prime Office REIT-AG	17,084	113
*	Patrizia Immobilien AG	13,068	72
*	Colonia Real Estate AG	8,318	39
			3,370
Greece (0.0%)
	Eurobank Properties Real
	Estate Investment Co.	7,051	40

Hong Kong (16.0%)
	Sun Hung Kai Properties
	Ltd.	750,441	10,333
	Cheung Kong Holdings
	Ltd.	699,375	8,669
	Link REIT	1,120,089	3,847
	Hang Lung Properties Ltd.	995,691	3,626
	Hongkong Land Holdings
	Ltd.	582,212	3,060
	Henderson Land
	Development Co. Ltd.	461,375	2,522
	Sino Land Co. Ltd.	1,551,459	2,452
	Hang Lung Group Ltd.	366,413	2,227
	Kerry Properties Ltd.	380,654	1,397
	Wheelock & Co. Ltd.	413,652	1,215
	Hysan Development Co.
	Ltd.	302,422	1,055
	Hopewell Holdings Ltd.	330,399	858
	Champion REIT	1,299,969	536
	Chinese Estates Holdings
	Ltd.	236,952	385
	Great Eagle Holdings Ltd.	133,697	297
*,^	Glorious Property
	Holdings Ltd.	1,303,036	202
	China Overseas Grand
	Oceans Group Ltd.	232,817	178
	Sunlight REIT	582,400	169
	Kowloon Development
	Co. Ltd.	161,414	155
^	K Wah International
	Holdings Ltd.	549,338	148
	HKR International Ltd.	354,882	147
^	Mingfa Group International
	Co. Ltd.	472,363	134
	TAI Cheung Holdings	168,131	116
	Prosperity REIT	523,649	107
	Far East Consortium
	International Ltd.	580,343	101
	Regal REIT	413,815	97
	Emperor International
	Holdings	535,832	90
*	Lai Sun Development	3,811,978	80
	Liu Chong Hing Investment	82,485	79
	CSI Properties Ltd.	2,861,635	70
*	Pacific Century Premium
	Developments Ltd.	460,526	70
*	Zhuguang Holdings Group
	Co. Ltd.	440,405	57
*	China Properties Group Ltd.	222,524	56
			44,535
India (0.8%)
	DLF Ltd.	202,721	997
*	Unitech Ltd.	636,018	389
	Oberoi Realty Ltd.	35,216	169

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Indiabulls Real Estate Ltd.	93,318	143
	Godrej Properties Ltd.	8,342	118
*	Parsvnath Developers Ltd.	69,927	115
	Prestige Estates Projects
	Ltd.	39,182	78
	Sunteck Realty Ltd.	7,403	54
	Sobha Developers Ltd.	9,692	50
*	DB Realty Ltd.	26,629	39
			2,152
Indonesia (1.0%)
	Lippo Karawaci Tbk PT	9,804,000	703
	Bumi Serpong Damai PT	3,483,027	359
	Summarecon Agung
	Tbk PT	2,291,500	300
*	Sentul City Tbk PT	8,437,000	267
	Ciputra Development
	Tbk PT	4,625,500	254
	Alam Sutera Realty
	Tbk PT	4,434,797	215
*	Bakrieland Development
	Tbk PT	15,693,500	203
*	Agung Podomoro Land
	Tbk PT	3,362,000	124
*	Kawasan Industri
	Jababeka Tbk PT	6,124,680	109
*	Intiland Development
	Tbk PT	2,604,551	74
	Ciputra Property TBK PT	1,214,596	63
			2,671
Israel (0.7%)
	Azrieli Group	15,890	405
	Gazit-Globe Ltd.	31,856	349
	Alony Hetz Properties &
	Investments Ltd.	32,028	152
	Norstar Holdings Inc.	6,123	119
*	Nitsba Holdings 1995 Ltd.	13,641	117
	Amot Investments Ltd.	40,415	111
	British Israel Investments
	Ltd.	25,069	89
	Melisron Ltd.	5,225	89
	Reit 1 Ltd.	44,355	83
	Jerusalem Economy Ltd.	8,081	67
*	Airport City Ltd.	14,926	65
	Industrial Buildings Corp.	37,008	63
*	Africa Israel Properties Ltd.	6,430	63
*	AL-ROV Israel Ltd.	1,610	41
*	Elbit Imaging Ltd.	5,352	24
			1,837
Italy (0.2%)
	Beni Stabili SPA	412,594	248
	Immobiliare Grande
	Distribuzione	67,938	101
*	Prelios SPA	337,048	99
			448

Japan (18.5%)
Mitsubishi Estate Co. Ltd.	615,353	10,422
Mitsui Fudosan Co. Ltd.	415,057	6,902
Sumitomo Realty &
Development Co. Ltd.	217,576	4,510
Daito Trust Construction
Co. Ltd.	40,200	3,562
Daiwa House Industry
Co. Ltd.	264,674	3,317
Nippon Building Fund Inc.	273	2,636
Japan Real Estate
Investment Corp.	243	2,073
Japan Retail Fund
Investment Corp.	865	1,339
United Urban Investment
Corp. Class A	1,050	1,184
Advance Residence
Investment Corp. Class A	486	921
Aeon Mall Co. Ltd.	38,212	886
Tokyu Land Corp.	207,056	872
Japan Prime Realty
Investment Corp.	314	752
Nomura Real Estate
Holdings Inc.	46,529	750
Frontier Real Estate
Investment Corp.	86	746
Nomura Real Estate Office
Fund Inc. Class A	137	731
Mori Trust Sogo Reit Inc.	83	731
Tokyo Tatemono Co. Ltd.	201,166	631
Japan Logistics Fund Inc.	73	629
Nippon Accommodations
Fund Inc. Class A	84	557
Orix JREIT Inc.	134	551
Tokyu REIT Inc.	75	395
Hulic Co. Ltd.	35,482	380
BLife Investment Corp.	65	370
NTT Urban Development
Corp.	528	363
Top REIT Inc.	71	363
Kenedix Realty Investment
Corp. Class A	119	345
Japan Excellent Inc.	81	342
Fukuoka REIT Co. Class A	49	333
Global One Real Estate
Investment Corp.	43	311
Daiwa Office Investment
Corp. Class A	114	283
Mori Hills REIT Investment
Corp.	81	275
Nomura Real Estate
Residential Fund Inc.	52	253
^ MID REIT Inc.	78	196
Industrial & Infrastructure
Fund Investment Corp.	37	196

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
*,^	Leopalace21 Corp.	69,450	189
	Heiwa Real Estate Co. Ltd.	84,661	183
^	Premier Investment Corp.
	Class A	52	176
	Hankyu REIT Inc. Class A	37	173
	Sekisui House SI Investment
	Co. Class A	45	163
	Daibiru Corp.	23,857	161
	TOC Co. Ltd.	32,829	144
	Japan Rental Housing
	Investments Inc. Class A	375	142
	Shoei Co. Ltd.	17,486	129
	Heiwa Real Estate REIT Inc.
	Class A	227	117
	Able Chintai Holdings Inc.	20,144	102
	Japan Hotel and Resort Inc.	43	92
	Iida Home Max	9,344	75
	Nippon Hotel Fund
	Investment Corp.	29	72
	Starts Proceed Investment
	Corp. Class A	54	72
	Sankei Building Co. Ltd.	16,028	67
	Takara Leben Co. Ltd.	11,355	60
^	Tokyo Theatres Co. Inc.	37,017	53
			51,277
Malaysia (1.0%)
	SP Setia Bhd.	408,500	510
*	UEM Land Holdings Bhd.	569,465	405
	IGB Corp. Bhd.	552,387	356
*	UOA Development Bhd.	595,000	324
	Sunway REIT	843,934	310
	KLCC Property Holdings
	Bhd.	166,800	169
	IJM Land Bhd.	203,741	153
	CapitaMalls Malaysia Trust	317,900	136
	Bandar Raya
	Developments Bhd.	196,700	127
*	Sunway Bhd.	160,120	122
	Mah Sing Group Bhd.	182,443	121
	Paramount Corp. Bhd.	124,400	70
*	YTL Land & Development
	Bhd.	164,800	66
	TA Global Bhd.	500,335	48
*	Sunway Bhd. Warrants
	Exp. 08/17/2016	27,544	5
			2,922
Netherlands (1.7%)
	Corio NV	46,111	2,344
	Wereldhave NV	10,952	857
	Eurocommercial Properties
	NV	17,752	757
	Vastned Retail NV	9,265	468
	Nieuwe Steen Investments
	NV	26,483	392
			4,818

New Zealand (0.5%)
Kiwi Income Property Trust	484,846	412
Goodman Property Trust	394,650	312
AMP NZ Office Ltd.	406,293	272
Argosy Property Trust	267,922	173
Vital Healthcare Property
Trust	140,351	133
DNZ Property Fund Ltd.	122,098	124
		1,426
Norway (0.2%)
Norwegian Property ASA	251,698	394
Olav Thon Eindom A/S	1,491	214
		608
Philippines (1.0%)
Ayala Land Inc.	2,607,500	977
SM Prime Holdings Inc.	2,767,000	838
Robinsons Land Corp.	808,150	234
Megaworld Corp.	5,103,000	222
* Belle Corp.	2,102,000	185
SM Development Corp.	917,733	170
Filinvest Land Inc.	4,826,000	129
Vista Land & Lifescapes
Inc.	1,391,000	97
		2,852
Poland (0.1%)
* Globe Trade Centre SA	79,685	285
* Echo Investment SA	104,299	122
		407
Russia (0.3%)
LSR Group GDR	99,266	471
* Etalon Group Ltd. GDR	58,355	285
		756
Singapore (7.6%)
CapitaLand Ltd.	1,290,299	2,780
City Developments Ltd.	232,090	2,001
CapitaMall Trust	1,305,034	1,939
* Global Logistic Properties
Ltd.	1,144,131	1,593
Ascendas REIT	845,521	1,376
Suntec REIT	1,108,127	1,089
UOL Group Ltd.	267,878	947
CapitaCommercial Trust	994,082	888
Keppel Land Ltd.	352,335	777
CapitaMalls Asia Ltd.	534,942	576
Mapletree Logistics Trust	719,129	488
Mapletree Industrial Trust	496,934	457
CDL Hospitality Trusts	325,402	420
United Industrial Corp. Ltd.	179,188	384
Mapletree Commercial
Trust	539,159	372
Starhill Global REIT	691,968	330
Yanlord Land Group Ltd.	332,204	270
Frasers Centrepoint Trust	227,341	267
Fortune REIT	569,427	266
Wing Tai Holdings Ltd.	257,874	262

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Ascott Residence Trust	302,463	252
	Parkway Life REIT	175,255	250
	GuocoLand Ltd.	165,477	249
	Bukit Sembawang Estates
	Ltd.	78,650	244
	Cambridge Industrial Trust	585,409	215
	Cache Logistics Trust	274,405	215
	Singapore Land Ltd.	45,227	211
	Wheelock Properties
	Singapore Ltd.	148,969	190
	CapitaRetail China Trust	201,855	189
	Ascendas India Trust	258,666	172
	Frasers Commercial Trust	239,867	150
	AIMS AMP Capital
	Industrial REIT	191,428	150
	First REIT	235,754	149
	Treasury China Trust	100,417	137
	Lippo Malls Indonesia
	Retail Trust	319,853	132
	K-REIT Asia	164,873	128
*	Perennial China Retail
	Trust	345,550	128
	Ho Bee Investment Ltd.	122,903	125
	Orchard Parade Holdings
	Ltd.	72,860	83
	Saizen REIT	599,356	70
	Fragrance Group Ltd.	261,300	67
			20,988
South Africa (2.3%)
	Growthpoint Properties
	Ltd.	611,272	1,418
	Redefine Properties Ltd.	1,338,706	1,356
	Capital Property Fund	799,682	897
	Resilient Property Income
	Fund Ltd.	128,336	548
	Fountainhead Property
	Trust	578,597	510
	Acucap Properties Ltd.	73,565	359
	Hyprop Investments Ltd.	44,886	301
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	709,865	295
	Emira Property Fund	178,325	273
	Vukile Property Fund Ltd.	90,010	166
	Sycom Property Fund	48,349	137
	Premium Properties Ltd.	34,855	66
			6,326
Spain (0.1%)
*	Inmobiliaria Colonial SA	38,844	167
*	Realia Business SA	41,566	64
			231
Sweden (1.6%)
	Castellum AB	86,275	1,168
	Hufvudstaden AB Class A	58,887	639
	Wallenstam AB	59,580	588

	Fabege AB	65,665	564
	Kungsleden AB	68,271	522
	Wihlborgs Fastigheter AB	33,837	462
	Klovern AB	43,309	181
	Heba Fastighets AB Class B	14,375	128
*	Fastighets AB Balder	31,098	127
	Sagax AB	4,052	104
			4,483
Switzerland (1.9%)
	Swiss Prime Site AG	27,223	2,227
	PSP Swiss Property AG	17,321	1,576
	Mobimo Holding AG	2,531	635
	Allreal Holding AG	3,537	569
	Intershop Holdings	559	204
			5,211
Taiwan (1.2%)
	Highwealth Construction
	Corp.	278,000	481
	Ruentex Development
	Co. Ltd.	263,000	313
	Prince Housing &
	Development Corp.	385,820	281
	Cathay Real Estate
	Development Co. Ltd.	657,000	268
	Huaku Development
	Co. Ltd.	112,544	264
	Cathay No 1 REIT	555,310	240
	Farglory Land Development
	Co. Ltd.	135,000	228
	Radium Life Tech Co. Ltd.	250,898	226
*	Shining Building Business
	Co. Ltd.	151,650	158
*	Taiwan Land Development
	Corp.	308,024	122
	Hung Sheng Construction
	Co. Ltd.	244,000	113
	Trident REIT	191,000	106
	Hung Poo Real Estate
	Development Corp.	106,194	90
	KEE TAI Properties Co. Ltd.	173,869	88
*	Kuoyang Construction
	Co. Ltd.	198,000	85
	Howarm Construction
	Co. Ltd.	60,998	68
	King’s Town Construction
	Co. Ltd.	93,240	67
*	Ruentex Development
	Co. Ltd. Rights
	Exp. 11/14/2011	60,959	17
			3,215
Thailand (0.5%)
	Central Pattana PCL	325,300	342
	Land and Houses PCL 1,496,800		275

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Hemaraj Land and
	Development PCL	2,366,478	157
	Supalai PCL	299,005	121
	MBK PCL	37,500	107
	Amata Corp. PCL	260,200	91
*	Bangkokland PCL	4,338,200	67
	Ticon Industrial
	Connection PCL	194,988	66
	SC Asset Corp. PCL	143,500	44
	Rojana Industrial Park
	PCL (Foreign)	168,270	35
	Sansiri PCL (Foreign)	901,132	31
	Rojana Industrial Park
	PCL (Local)	111,500	23
	Sansiri PCL (Local)	465,500	16
*	Rojana Industrial Park
	PCL Warrants
	Exp. 07/18/2016	57,123	5
			1,380
Turkey (0.2%)
	Akmerkez Gayrimenkul
	Yatirim Ortakligi AS	14,108	157
	Is Gayrimenkul Yatirim
	Ortakligi AS	172,478	114
	Sinpas Gayrimenkul Yatirim
	Ortakligi AS	112,176	80
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	28,113	78
			429
United Kingdom (7.4%)
	Land Securities Group plc	387,696	4,243
	British Land Co. plc	444,134	3,634
	Hammerson plc	356,816	2,331
	Capital Shopping Centres
	Group plc	297,792	1,572
	Segro plc	369,911	1,447
	Derwent London plc	40,844	1,112
	Shaftesbury plc	125,342	1,013
	Great Portland Estates plc	157,406	941
	Capital & Counties
	Properties plc	293,775	848
	London & Stamford
	Property plc	272,715	505
	Hansteen Holdings plc	320,036	397
	Grainger plc	209,441	282
	Raven Russia Ltd.	296,394	263
	Big Yellow Group plc	57,659	242
	Unite Group plc	81,807	232
	Workspace Group plc	53,189	205
	Development Securities plc	60,810	190
	Primary Health Properties
	plc	33,486	168
	Helical Bar plc	51,389	164

Metric Property
Investments plc	98,524	158
ST Modwen Properties plc	76,403	153
Safestore Holdings plc	76,295	127
Invista Foundation
Property Trust Ltd.	172,069	102
* CLS Holdings plc	8,780	92
		20,421
Total Common Stocks
(Cost $304,845)		276,941
Temporary Cash Investment (4.9%)
Money Market Fund (4.9%)
[1,2] Vanguard Market
Liquidity Fund,
0.128%
(Cost $13,683)	13,683,038	13,683
Total Investments (104.6%)
(Cost $318,528)		290,624
Other Assets and Liabilities (-4.6%)
Other Assets		10,817
Liabilities[2]		(23,687)
		(12,870)
Net Assets (100%)		277,754

18

Global ex-U.S. Real Estate Index Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	301,982
Undistributed Net Investment Income	5,624
Accumulated Net Realized Losses	(1,948)
Unrealized Appreciation (Depreciation)	(27,904)
Net Assets	277,754

Investor Shares—Net Assets
Applicable to 2,282,930 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	41,420
Net Asset Value Per Share—
Investor Shares	$18.14

Signal Shares—Net Assets
Applicable to 429,198 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,805
Net Asset Value Per Share—
Signal Shares	$27.51

Institutional Shares—Net Assets
Applicable to 565,213 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	51,816
Net Asset Value Per Share—
Institutional Shares	$91.68

ETF Shares—Net Assets
Applicable to 3,805,199 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	172,713
Net Asset Value Per Share—
ETF Shares	$45.39

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $12,623,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
2 Includes $13,683,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Global ex-U.S. Real Estate Index Fund

Statement of Operations

November 1, 2010[1] to
October 31, 2011
($000)
Investment Income
Income
Dividends[2]	6,879
Interest[3]	2
Security Lending	127
Total Income	7,008
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9
Management and Administrative—Investor Shares	115
Management and Administrative—Signal Shares	6
Management and Administrative—Institutional Shares	6
Management and Administrative—ETF Shares	117
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—Signal Shares	1
Marketing and Distribution—Institutional Shares	1
Marketing and Distribution—ETF Shares	25
Custodian Fees	308
Auditing Fees	25
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	21
Total Expenses	644
Net Investment Income	6,364
Realized Net Gain (Loss)
Investment Securities Sold	(1,845)
Foreign Currencies	(118)
Realized Net Gain (Loss)	(1,963)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(27,904)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,503)
1 Inception.
2 Dividends are net of foreign withholding taxes of $437,000.
3 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

November 1, 2010[1] to
October 31, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,364
Realized Net Gain (Loss)	(1,963)
Change in Unrealized Appreciation (Depreciation)	(27,904)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,503)
Distributions
Net Investment Income
Investor Shares	(143)
Signal Shares	—
Institutional Shares	—
ETF Shares	(582)
Realized Capital Gain
Investor Shares	—
Signal Shares	—
Institutional Shares	—
ETF Shares	—
Total Distributions	(725)
Capital Share Transactions
Investor Shares	45,899
Signal Shares	13,116
Institutional Shares	51,059
ETF Shares	191,908
Net Increase (Decrease) from Capital Share Transactions	301,982
Total Increase (Decrease)	277,754
Net Assets
Beginning of Period	—
End of Period[2]	277,754
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $5,624,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
November 1, 2010[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.744[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	(2.430)
Total from Investment Operations	(1.686)
Distributions
Dividends from Net Investment Income	(.174)
Distributions from Realized Capital Gains	—
Total Distributions	(.174)
Net Asset Value, End of Period	$18.14

Total Return[4]	-8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41
Ratio of Total Expenses to Average Net Assets	0.50%[5]
Ratio of Net Investment Income to Average Net Assets	3.61%[5]
Portfolio Turnover Rate	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02.
4 Total returns do not include transaction or account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Signal Shares
February 10, 2011[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$29.89
Investment Operations
Net Investment Income	.784[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	(3.164)
Total from Investment Operations	(2.380)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$27.51

Total Return[4]	-7.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12
Ratio of Total Expenses to Average Net Assets	0.35%[5]
Ratio of Net Investment Income to Average Net Assets	3.76%[5]
Portfolio Turnover Rate	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01.
4 Total returns do not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
April 19, 2011[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$102.01
Investment Operations
Net Investment Income	1.522[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	(11.852)
Total from Investment Operations	(10.330)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$91.68

Total Return[4]	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52
Ratio of Total Expenses to Average Net Assets	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	3.81%[5]
Portfolio Turnover Rate	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01.
4 Total returns do not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
November 1, 2010[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$49.97
Investment Operations
Net Investment Income	1.848[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	(5.981)
Total from Investment Operations	(4.133)
Distributions
Dividends from Net Investment Income	(. 447)
Distributions from Realized Capital Gains	—
Total Distributions	(. 447)
Net Asset Value, End of Period	$45.39

Total Return	-8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$173
Ratio of Total Expenses to Average Net Assets	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	3.76% [4]
Portfolio Turnover Rate	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.04.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Investor Shares were first issued on November 1, 2010. Signal Shares were first issued on February 10, 2011. Institutional Shares were first issued on April 19, 2011. ETF Shares were first issued on November 1, 2010. ETF Shares are listed for trading on the Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended October 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

26

Global ex-U.S. Real Estate Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $37,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,648	259,293	—
Temporary Cash Investments	13,683	—	—
Total	31,331	259,293	—

27

Global ex-U.S. Real Estate Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended October 31, 2011, the fund realized net foreign currency losses of $118,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the period ended October 31, 2011, the fund realized gains on the sale of passive foreign investment companies of $103,000, which have been included in the current period’s taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2011, had unrealized appreciation of $1,493,000.

For tax purposes, at October 31, 2011, the fund had $7,129,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,948,000 to offset future net capital gains.

At October 31, 2011, the cost of investment securities for tax purposes was $320,021,000. Net unrealized depreciation of investment securities for tax purposes was $29,397,000, consisting of unrealized gains of $1,846,000 on securities that had risen in value since their purchase and $31,243,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended October 31, 2011, the fund purchased $319,742,000 of investment securities and sold $13,499,000 of investment securities, other than temporary cash investments.

28

Global ex-U.S. Real Estate Index Fund

F. Capital share transactions for each class of shares were:

	Inception[1] to
	October 31, 2011
	Amount	Shares
	($000)	(000)
Investor Shares
Issued[2]	53,734	2,689
Issued in Lieu of Cash Distributions	129	7
Redeemed[3]	(7,964)	(413)
Net Increase (Decrease)—Investor Shares	45,899	2,283
Signal Shares
Issued[2]	13,262	434
Issued in Lieu of Cash Distributions	—	—
Redeemed[3]	(146)	(5)
Net Increase (Decrease)—Signal Shares	13,116	429
Institutional Shares
Issued[2]	51,059	565
Issued in Lieu of Cash Distributions	—	—
Redeemed[3]	—	—
Net Increase (Decrease)—Institutional Shares	51,059	565
ETF Shares
Issued[2]	191,908	3,805
Issued in Lieu of Cash Distributions	—	—
Redeemed[3]	—	—
Net Increase (Decrease)—ETF Shares	191,908	3,805

1 Inception was November 1, 2010, for the Investor Shares, November 1, 2010, for the ETF Shares, February 10, 2011, for the Signal Shares,
and April 19, 2011, for the Institutional Shares.
2 Includes purchase fees for fiscal 2011 of $163,000 (fund totals).
3 Net of redemption fees for fiscal 2011 of $19,000 (fund totals).

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

29

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Global ex-U.S. Real Estate Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 2010 (commencement of operations) through October 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 12, 2011

Special 2011 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $33,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $6,584,000 and foreign taxes paid of $388,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2012 to determine the calendar-year amounts to be included on their 2011 tax returns.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended October 31, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	4/30/2011	10/31/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$863.40	$2.35
Signal Shares	1,000.00	864.55	1.64
Institutional Shares	1,000.00	864.66	1.41
ETF Shares	1,000.00	864.41	1.64
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.68	$2.55
Signal Shares	1,000.00	1,023.44	1.79
Institutional Shares	1,000.00	1,023.69	1.53
ETF Shares	1,000.00	1,023.44	1.79

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.50% for Investor Shares, 0.35% for Signal Shares, 0.30% for Institutional Shares, and 0.35% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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Direct Investor Account Services > 800-662-2739	trademarks of Standard & Poor’s Financial Services LLC
(”S&P”) and have been licensed for use by The
Institutional Investor Services > 800-523-1036	Vanguard Group, Inc. The Vanguard mutual funds and
Text Telephone for People	ETFs are not sponsored, endorsed, sold, or promoted by
With Hearing Impairment > 800-749-7273	S&P or its Affiliates, and S&P and its Affiliates make
no representation, warranty, or condition regarding the
This material may be used in conjunction	advisability of buying, selling, or holding units/shares in
with the offering of shares of any Vanguard	the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7380 122011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2011: $255,000
Fiscal Year Ended October 31, 2010: $214,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2011: $3,978,540
Fiscal Year Ended October 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2011: $1,341,750
Fiscal Year Ended October 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2011: $373,830
Fiscal Year Ended October 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2011: $16,000
Fiscal Year Ended October 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2011: $389,830
Fiscal Year Ended October 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis. Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders. Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2011

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011 see file Number
33-23444, Incorporated by Reference.